                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08789

                  ---------------------------------------------
                                VALIC Company II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                  -----------------------------
Date of fiscal year end: August 31
                        --------------------------
Date of reporting period: August 31, 2006
                        --------------------------

Item 1. Reports to Stockholders

VALIC Company II, Annual Report at August 31, 2006

                                                               VALIC Company II

                                                                  Annual Report

                                                                August 31, 2006

               VALIC COMPANY II - ANNUAL REPORT AUGUST 31, 2006

TABLE OF CONTENTS

President's Letter.........................................................   1
Expense Example............................................................   2

Schedules of Investments:

   Aggressive Growth Lifestyle Fund........................................   4
   Capital Appreciation Fund...............................................   6
   Conservative Growth Lifestyle Fund......................................   8
   Core Bond Fund..........................................................  10
   High Yield Bond Fund....................................................  18
   International Small Cap Equity Fund.....................................  25
   Large Cap Value Fund....................................................  29
   Mid Cap Growth Fund.....................................................  32
   Mid Cap Value Fund......................................................  35
   Moderate Growth Lifestyle Fund..........................................  39
   Money Market II Fund....................................................  41
   Small Cap Growth Fund...................................................  44
   Small Cap Value Fund....................................................  47
   Socially Responsible Fund...............................................  52
   Strategic Bond Fund.....................................................  56
Statements of Assets and Liabilities.......................................  68
Statements of Operations...................................................  70
Statements of Changes in Net Assets........................................  72
Notes to Financial Statements..............................................  76
Financial Highlights.......................................................  88
Report of Independent Registered Public Accounting Firm....................  96
Approval of Advisory Agreements............................................  97
Trustees & Officers Information............................................ 101
Shareholder Tax Information................................................ 103
Comparisons: Funds vs. Indexes............................................. 104

--------------------------------------------------------------------------------

                             PRESIDENT'S LETTER                       1

Dear Valued Investor:

We are pleased to provide you with the Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the period ending August 31, 2006.

The U.S. economy advanced at a strong pace during the first half of the twelve-month period, moderated in March, April and May, then showed signs of slowdown in July and August due largely to a cooling housing market and higher interest rates and energy prices. The domestic equity markets were volatile but showed generally positive results for the one-year period. Despite conflicting economic data, the S&P 500 Index returned 8.88% for the year.

We believe that diversification is an important strategy in all markets, but is especially well suited for volatile markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in VALIC Company II and to supply you with the appropriate choices to meet your asset allocation objectives.

Additionally, once you have a plan in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                          /s/ Evelyn M. Curran
                                          Evelyn M. Curran, President
                                          VALIC Company II

2         VALIC COMPANY II - EXPENSE EXAMPLE (Unaudited)         August 31, 2006

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company II ("VC II"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2006 and held until August 31, 2006. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended August 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended August 31, 2006" column and the "Expense Ratio as of August 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended August 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended August 31, 2006" column and the "Expense Ratio as of August 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended August 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

August 31, 2006 VALIC COMPANY II - EXPENSE EXAMPLE (Unaudited) - CONTINUED   3


                                                 Actual                                 Hypothetical
                                ----------------------------------------- -----------------------------------------
                                                                                           Ending
                                                                                        Account Value
                                                 Ending     Expenses Paid                  Using a    Expenses Paid
                                              Account Value  During the                 Hypothetical   During the    Expense
                                  Beginning   Using Actual   Six Months     Beginning    5% Assumed    Six Months     Ratio
                                Account Value   Return at       Ended     Account Value   Return at       Ended       as of
                                 at March 1,   August 31,    August 31,    at March 1,   August 31,    August 31,   August 31,
Fund                                2006          2006          2006*         2006          2006          2006*       2006*
----                            ------------- ------------- ------------- ------------- ------------- ------------- ----------
Aggressive Growth Lifestyle#...   $1,000.00     $1,009.48       $0.51       $1,000.00     $1,024.70       $0.51        0.10%
Capital Appreciation#..........   $1,000.00     $  951.87       $4.18       $1,000.00     $1,020.92       $4.33        0.85%
Conservative Growth Lifestyle#.   $1,000.00     $1,004.69       $0.51       $1,000.00     $1,024.70       $0.51        0.10%
Core Bond#.....................   $1,000.00     $1,017.14       $3.91       $1,000.00     $1,021.32       $3.92        0.77%
High Yield Bond#...............   $1,000.00     $1,046.02       $5.11       $1,000.00     $1,020.21       $5.04        0.99%
International Small Cap Equity#   $1,000.00     $1,009.62       $5.07       $1,000.00     $1,020.16       $5.09        1.00%
Large Cap Value#...............   $1,000.00     $1,040.69       $4.17       $1,000.00     $1,021.12       $4.13        0.81%
Mid Cap Growth#................   $1,000.00     $  978.39       $4.24       $1,000.00     $1,020.92       $4.33        0.85%
Mid Cap Value#@................   $1,000.00     $1,010.78       $5.32       $1,000.00     $1,019.91       $5.35        1.05%
Moderate Growth Lifestyle#.....   $1,000.00     $  999.20       $0.50       $1,000.00     $1,024.70       $0.51        0.10%
Money Market II#...............   $1,000.00     $1,022.75       $2.86       $1,000.00     $1,022.38       $2.85        0.56%
Small Cap Growth #.............   $1,000.00     $  928.26       $5.64       $1,000.00     $1,019.36       $5.90        1.16%
Small Cap Value#...............   $1,000.00     $1,010.74       $4.81       $1,000.00     $1,020.42       $4.84        0.95%
Socially Responsible#..........   $1,000.00     $1,039.66       $2.88       $1,000.00     $1,022.38       $2.85        0.56%
Strategic Bond#................   $1,000.00     $1,025.27       $4.54       $1,000.00     $1,020.72       $4.53        0.89%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                               Actual                                 Hypothetical
              ----------------------------------------- -----------------------------------------
                                                                         Ending
                                                                      Account Value
                               Ending     Expenses Paid                  Using a    Expenses Paid
                            Account Value  During the                 Hypothetical   During the    Expense
                Beginning   Using Actual   Six Months     Beginning    5% Assumed    Six Months     Ratio
              Account Value   Return at       Ended     Account Value   Return at       Ended       as of
               at March 1,   August 31,    August 31,    at March 1,   August 31,    August 31,   August 31,
Fund              2006          2006          2006*         2006          2006          2006*       2006*
----          ------------- ------------- ------------- ------------- ------------- ------------- ----------
Mid Cap Value   $1,000.00     $1,010.78       $5.27       $1,000.00     $1,019.96       $5.30        1.04%

4      AGGRESSIVE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE      August 31, 2006
                            (Unaudited)

Industry Allocation*

                       Large Cap Equity Funds...  54.07%
                       International Equity Fund  35.05%
                       Mid Cap Equity Funds.....   5.31%
                       Bond Fund................   5.00%
                       Small Cap Equity Funds...   0.70%
                                                 ------
                                                 100.13%
                                                 ======

*  Calculated as a percentage of Net Assets.

August 31, 2006 AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS   5


                                                                  Value
                                                     Shares      (Note 2)
    -----------------------------------------------------------------------
    AFFILIATED INVESTMENT COMPANIES#(1) -- 100.13%
    Bond Fund -- 5.00%
      VALIC Co. II Core Bond Fund.................   267,875   $ 2,702,860
                                                               -----------
    International Equity Fund -- 35.05%
      VALIC Co. I International Equities Fund..... 1,875,124    18,920,003
                                                               -----------
    Large Cap Equity Funds -- 54.07%
      VALIC Co. II Capital Appreciation Fund...... 2,186,585    19,460,606
      VALIC Co. II Large Cap Value Fund...........   667,374     9,730,313
                                                               -----------
                                                                29,190,919
                                                               -----------
    Mid Cap Equity Funds -- 5.31%
      VALIC Co. II MidCap Value Fund..............    51,895       973,027
      VALIC Co. II MidCap Growth Fund.............   232,147     1,892,000
                                                               -----------
                                                                 2,865,027
                                                               -----------
    Small Cap Equity Funds -- 0.70%
      VALIC Co. II Small Cap Growth Fund..........    21,316       270,287
      VALIC Co. II Small Cap Value Fund...........     7,179       108,114
                                                               -----------
                                                                   378,401
                                                               -----------
    TOTAL INVESTMENTS
       (Cost $51,946,778)(2)......................    100.13%   54,057,210
    Liabilities in excess of other assets.........     (0.13)%     (70,058)
                                                   ---------   -----------
    NET ASSETS --                                     100.00%  $53,987,152
                                                   =========   ===========

--------
# The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying Funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

6    CAPITAL APPRECIATION FUND - PORTFOLIO PROFILE (Unaudited)   August 31, 2006

Industry Allocation*

                   Financial Services................  12.46%
                   Retail............................  10.47%
                   Telecommunications................   9.96%
                   Oil & Gas.........................   6.94%
                   Hospital Supplies.................   6.41%
                   Machinery.........................   6.20%
                   Repurchase Agreement..............   5.22%
                   Information Processing -- Software   4.74%
                   Banks.............................   4.09%
                   Information Processing -- Services   3.57%
                   Beverages.........................   3.35%
                   Information Processing -- Hardware   3.01%
                   Airlines..........................   2.97%
                   Drugs.............................   2.42%
                   Metals............................   2.35%
                   Broadcasting......................   2.00%
                   Commercial Services...............   2.00%
                   Chemical..........................   1.78%
                   Multimedia........................   1.78%
                   Utilities-Electric................   1.73%
                   Aerospace/Defense.................   1.71%
                   Freight...........................   1.71%
                   Electronics/Electrical Equipment..   1.25%
                   Foods.............................   1.17%
                   Savings & Loan....................   1.16%
                   Medical Technology................   1.08%
                                                      ------
                                                      101.53%
                                                      ======

*  Calculated as a percentage of Net Assets.

August 31, 2006     CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS      7


                                                                  Value
                                                        Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 96.31%
      Aerospace/Defense -- 1.71%
        Lockheed Martin Corp...........................  14,400 $1,189,440
                                                                ----------
      Airlines -- 2.97%
        AMR Corp.+.....................................  14,900    307,685
        Southwest Airlines Co.......................... 101,300  1,754,516
                                                                ----------
                                                                 2,062,201
                                                                ----------
      Banks -- 4.09%
        State Street Bank & Trust Co...................  13,600    840,480
        Synovus Financial Corp.........................  40,500  1,177,740
        U.S. Bancorp...................................  25,700    824,199
                                                                ----------
                                                                 2,842,419
                                                                ----------
      Beverages -- 3.35%
        Coca-Cola Co...................................  51,900  2,325,639
                                                                ----------
      Broadcasting -- 2.00%
        DIRECTTV Group Inc.+...........................  73,700  1,384,823
                                                                ----------
      Chemical -- 1.78%
        Monsanto Co....................................  26,100  1,238,184
                                                                ----------
      Commercial Services -- 2.00%
        Paychex, Inc...................................  38,700  1,389,717
                                                                ----------
      Drugs -- 2.42%
        Bristol-Myers Squibb Co........................  38,000    826,500
        Schering-Plough Corp...........................  40,800    854,760
                                                                ----------
                                                                 1,681,260
                                                                ----------
      Electronics/Electrical Equipment -- 1.25%
        Molex, Inc.....................................  23,700    864,339
                                                                ----------
      Financial Services -- 12.46%
        Charles Schwab Corp............................  85,900  1,401,029
        Chicago Merchantile Exchange Holdings, Inc.....   2,600  1,144,000
        Citigroup, Inc.................................  27,500  1,357,125
        JPMorgan Chase & Co............................  25,600  1,168,896
        Merrill Lynch & Co., Inc.......................  18,500  1,360,305
        Morgan Stanley.................................  33,700  2,217,123
                                                                ----------
                                                                 8,648,478
                                                                ----------
      Foods -- 1.17%
        Archer-Daniels-Midland Co......................  19,700    811,049
                                                                ----------
      Freight -- 1.71%
        CH Robinson Worldwide, Inc.....................  25,900  1,186,738
                                                                ----------
      Hospital Supplies -- 6.41%
        Johnson & Johnson..............................  50,600  3,271,796
        Stryker Corp...................................  24,500  1,176,735
                                                                ----------
                                                                 4,448,531
                                                                ----------
      Information Processing - Hardware -- 3.01%
        Apple Computer, Inc.+..........................  18,200  1,234,870
        Hewlett-Packard Co.............................  23,400    855,504
                                                                ----------
                                                                 2,090,374
                                                                ----------
      Information Processing - Services -- 3.57%
        Akamai Technologies, Inc.+.....................  21,800    854,560
        Cognizant Technology Solutions Corp., Class A+.  11,900    831,929
        Google, Inc.+..................................   2,100    794,913
                                                                ----------
                                                                 2,481,402
                                                                ----------
      Information Processing - Software -- 4.74%
        BMC Software, Inc.+............................  32,000    851,840
        Oracle Corp.+..................................  89,100  1,394,415
        Red Hat, Inc.+.................................  44,800  1,041,152
                                                                ----------
                                                                 3,287,407
                                                                ----------

                                                              Shares/
                                                             Principal      Value
                                                              Amount       (Note 2)

-------------------------------------------------------------------------------------
Machinery -- 6.20%
  Dover Corp...............................................     17,500   $   850,850
  Illinois Tool Works, Inc.................................     31,600     1,387,240
  Precision Castparts Corp.................................     35,300     2,062,932
                                                                         -----------
                                                                           4,301,022
                                                                         -----------
Medical Technology -- 1.08%
  Hologic, Inc.+...........................................     17,300       747,014
                                                                         -----------
Metals -- 2.35%
  Alcoa, Inc...............................................     28,500       814,815
  Allegheny Technologies, Inc..............................     14,200       814,370
                                                                         -----------
                                                                           1,629,185
                                                                         -----------
Multimedia -- 1.78%
  Walt Disney Co...........................................     41,700     1,236,405
                                                                         -----------
Oil & Gas -- 6.94%
  Grant Prideco, Inc.+.....................................      8,600       357,158
  McDermott International, Inc.+...........................     35,100     1,691,820
  Schlumberger, Ltd........................................     21,300     1,305,690
  XTO Energy, Inc..........................................     31,966     1,463,084
                                                                         -----------
                                                                           4,817,752
                                                                         -----------
Retail -- 10.47%
  Best Buy Co., Inc........................................     10,100       474,700
  Home Depot, Inc..........................................     24,600       843,534
  Kohl's Corp.+............................................     36,800     2,300,368
  Wal-Mart Stores, Inc.....................................     49,900     2,231,528
  Walgreen Co..............................................     28,700     1,419,502
                                                                         -----------
                                                                           7,269,632
                                                                         -----------
Savings & Loan -- 1.16%
  Washington Mutual, Inc...................................     19,200       804,288
                                                                         -----------
Telecommunications -- 9.96%
  Cisco Systems, Inc.+.....................................     96,200     2,115,438
  Harris Corp..............................................     18,800       825,696
  Motorola, Inc............................................     75,000     1,753,500
  QUALCOMM, Inc............................................     36,700     1,382,489
  Qwest Communications International, Inc.+................     95,200       838,712
                                                                         -----------
                                                                           6,915,835
                                                                         -----------
Utilities - Electric -- 1.73%
  TXU Corp.................................................     18,100     1,198,401
                                                                         -----------
Total Long-Term Investment Securities
   (Cost $65,533,351)......................................               66,851,535
                                                                         -----------
REPURCHASE AGREEMENT -- 5.22%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $3,625,486 and collateralized
   by Federal Home Loan Mtg. Corp., bearing interest at
   5.00%, due 11/01/10 and having an approximate value of
   $3,733,950
   (Cost $3,625,000)....................................... $3,625,000     3,625,000
                                                                         -----------
TOTAL INVESTMENTS
   (Cost $69,158,351)(1)...................................     101.53%   70,476,535
Liabilities in excess of other assets......................      (1.53)%  (1,064,121)
                                                            ----------   -----------
NET ASSETS --                                                   100.00%  $69,412,414
                                                            ==========   ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis

See Notes to Financial Statements

8     CONSERVATIVE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE     August 31, 2006
                            (Unaudited)

Industry Allocation*

                       Bond Fund................  42.08%
                       Large Cap Equity Funds...  37.57%
                       Mid Cap Equity Funds.....   9.32%
                       International Equity Fund   8.02%
                       Small Cap Equity Funds...   3.21%
                                                 ------
                                                 100.20%
                                                 ======

*  Calculated as a percentage of Net Assets.

August 31, 2006 CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS 9


                                                                  Value
                                                     Shares      (Note 2)
    -----------------------------------------------------------------------
    AFFILIATED INVESTMENT COMPANIES#(1) -- 100.20%
    Bond Fund -- 42.08%
      VALIC Co. II Core Bond Fund................. 1,556,074   $15,700,788
                                                               -----------
    International Equity Fund -- 8.02%
      VALIC Co. I International Equities Fund.....   296,394     2,990,619
                                                               -----------
    Large Cap Equity Funds -- 37.57%
      VALIC Co. II Capital Appreciation Fund...... 1,050,082     9,345,729
      VALIC Co. II Large Cap Value Fund...........   320,499     4,672,879
                                                               -----------
                                                                14,018,608
                                                               -----------
    Mid Cap Equity Funds -- 9.32%
      VALIC Co. II MidCap Value Fund..............    61,806     1,158,859
      VALIC Co. II MidCap Growth Fund.............   284,384     2,317,727
                                                               -----------
                                                                 3,476,586
                                                               -----------
    Small Cap Equity Funds -- 3.21%
      VALIC Co. II Small Cap Growth Fund..........    61,912       785,045
      VALIC Co. II Small Cap Value Fund...........    27,305       411,210
                                                               -----------
                                                                 1,196,255
                                                               -----------
    TOTAL INVESTMENTS
       (Cost $36,652,049)(2)......................    100.20%   37,382,856
    Liabilities in excess of other assets.........     (0.20)%     (74,142)
                                                   ---------   -----------
    NET ASSETS --                                     100.00%  $37,308,714
                                                   =========   ===========

--------
# The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying Funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

10        CORE BOND FUND - PORTFOLIO PROFILE (Unaudited)         August 31, 2006

Industry Allocation*

                   Government Agencies...............  31.19%
                   Government Obligations............  24.78%
                   Financial Services................  17.35%
                   Utilities -- Electric.............   3.63%
                   Foreign Government Agencies.......   3.45%
                   Telecommunications................   2.09%
                   Oil & Gas.........................   2.06%
                   Banks.............................   1.96%
                   Insurance.........................   1.95%
                   Repurchase Agreement..............   1.70%
                   Broadcasting......................   1.62%
                   Savings & Loan....................   1.15%
                   Leisure & Tourism.................   0.92%
                   Multimedia........................   0.81%
                   Chemical..........................   0.70%
                   Airlines..........................   0.69%
                   Paper/Forest Products.............   0.59%
                   Metals............................   0.55%
                   Real Estate.......................   0.55%
                   Drugs.............................   0.53%
                   Commercial Services...............   0.49%
                   Railroads & Equipment.............   0.36%
                   Real Estate Investment Trusts.....   0.35%
                   Utilities -- Gas, Pipeline........   0.35%
                   Mining............................   0.31%
                   Aerospace/Defense.................   0.30%
                   Utilities -- Gas, Distribution....   0.25%
                   Freight...........................   0.24%
                   Publishing........................   0.17%
                   Conglomerates.....................   0.15%
                   Automotive........................   0.14%
                   Electronics/Electrical Equipment..   0.13%
                   Hospital Management...............   0.12%
                   Manufacturing.....................   0.09%
                   Beverages.........................   0.08%
                   Hospital Supplies.................   0.08%
                   Information Processing -- Services   0.08%
                   Medical -- Technology.............   0.08%
                   Advertising.......................   0.07%
                   Funeral Services..................   0.07%
                   Machinery.........................   0.07%
                   Pollution Control.................   0.07%
                   Building Materials................   0.06%
                   Information Processing -- Software   0.05%
                   Foods.............................   0.03%
                                                      ------
                                                      102.46%
                                                      ======

Credit Quality+#

                         Government -- Agency..  34.27%
                         Government -- Treasury  22.49%
                         AAA...................   4.30%
                         AA....................   3.23%
                         A.....................   7.96%
                         BBB...................  16.75%
                         BB....................   4.22%
                         B.....................   2.81%
                         CCC...................   1.37%
                         Below C...............   0.45%
                         Not Rate@.............   2.15%
                                                ------
                                                100.00%
                                                ======

*  Calculated as a percentage of Net Asset.
@ Represent debt issues that either have no rating, or the rating is unavailable from the date source.
+  Source: Standard and Poors
# Calculated as percentage of total debt issues, excluding short-term securities.

August 31, 2006          CORE BOND FUND - SCHEDULE OF INVESTMENTS            11


                                                                Principal    Value
                                                                 Amount     (Note 2)
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.06%
Financial Services -- 6.06%
  Banc of America Commercial Mtg., Inc.,
   Series 2006-4, Class AJ:
   5.70% due 07/10/46(3)(8).................................... $1,120,000 $1,130,931
  Banc of America Large Loan, Inc., Series 2005-BBA6,
   Class A2:
   5.50% due 01/15/19*(1)(8)...................................    240,000    240,114
  Bear Stearns Commercial Mtg. Securities, Series 2006-PW12,
   Class F:
   5.93% due 09/11/38*(3)(8)...................................    445,000    442,376
  Bear Stearns Commercial Mtg. Securities, Series 2006-PW12,
   Class G:
   5.93% due 09/11/38(8).......................................     76,000     74,897
  Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
   4.59% due 05/25/15..........................................    200,000    194,269
  Commercial Mtg. Pass Through Certs., Series 2004-LB2A,
   Class A3:
   4.22% due 03/10/39(8).......................................  2,053,000  1,976,065
  Countrywide Certs., Series 2006-S4, Class A3:
   5.80% due 7/25/34(6)........................................    910,000    909,989
  Credit Suisse Mtg. Capital Certs, Series 2006-TFLA, Class C:
   5.59% due 04/15/21*(1)(8)...................................    354,000    354,109
  Credit Suisse Mtg. Capital Certs, Series 2006-TFLA, Class D:
   5.61% due 04/15/21*(1)(8)...................................    353,000    353,109
  LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
   5.30% due 06/15/36(3)(8)....................................    125,000    124,472
  Morgan Stanley Capital I, Series 2004-IQ8, Class C:
   5.30% due 06/15/40(3)(8)....................................    315,000    307,848
  Residential Asset Securities Corp. Series 2003-KS10,
   Class AI6:
   4.54% due 12/25/33..........................................    200,000    191,876
  Wachovia Bank Commercial Mtg. Trust, Series 2006-C25,
   Class G:
   5.96% due 05/15/43*(3)(8)...................................    300,000    301,780
                                                                           ----------
                                                                            6,601,835
                                                                           ----------
Total Asset-Backed Securities
   (Cost $6,582,152)...........................................             6,601,835
                                                                           ----------
CORPORATE BONDS -- 24.34%
Advertising -- 0.07%
  Affinity Group, Inc.:
   9.00% due 02/15/12..........................................     75,000     75,000
                                                                           ----------
Aerospace/Defense -- 0.30%
  Raytheon Co.:
   6.00% due 12/15/10..........................................     85,000     86,943
   6.75% due 08/15/07..........................................    233,000    235,199
                                                                           ----------
                                                                              322,142
                                                                           ----------
Airlines -- 0.69%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11..........................................    200,000    196,500
  Atlas Air, Inc., Series 1999-1B Pass Through, Class B:
   7.63% due 01/02/15..........................................    211,305    217,644
  Atlas Air, Inc., Series 1999-A1 Pass Through, Class A:
   7.20% due 01/02/19..........................................    345,230    342,641
                                                                           ----------
                                                                              756,785
                                                                           ----------
Automotive -- 0.14%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14..........................................     15,000     11,363
  DaimlerChrysler North American Holding Corp.:
   7.30% due 01/15/12..........................................     75,000     79,791
  General Motors Corp.:
   8.25% due 07/15/23..........................................     70,000     58,100
                                                                           ----------
                                                                              149,254
                                                                           ----------

                                                    Principal   Value
                                                     Amount    (Note 2)

        ----------------------------------------------------------------
        Banks -- 1.28%
          ABN Amro North American Holding Capital:
           6.52% due 11/08/12*(11)................. $150,000  $  155,310
          BankBoston Capital Trust IV:
           5.87% due 06/08/28(1)...................  181,000     175,217
          Chemical Bank:
           6.13% due 11/01/08......................  138,000     140,693
          First Maryland Capital II:
           6.34% due 02/01/27(1)...................  159,000     155,427
          Huntington National Bank:
           6.60% due 06/15/18......................   92,000      96,770
          Popular North America, Inc.:
           5.65% due 04/15/09......................  120,000     120,213
          Sanwa Bank, Ltd.:
           7.40% due 06/15/11......................   85,000      91,551
          Southtrust Bank NA:
           4.75% due 03/01/13......................  170,000     163,660
          UBS AG:
           5.88% due 07/15/16......................   90,000      91,971
          Union Bank of California:
           5.95% due 05/11/16......................  170,000     174,040
          US Bank:
           3.90% due 08/15/08......................   32,000      31,301
                                                              ----------
                                                               1,396,153
                                                              ----------
        Beverages -- 0.08%
          SABMiller PLC:
           6.20% due 07/01/11*.....................   85,000      87,193
                                                              ----------
        Broadcasting -- 1.20%
          Chancellor Media Corp.:
           8.00% due 11/01/08......................  238,000     248,925
          Charter Communications Holdings LLC:
           11.13% due 01/15/11.....................  155,000     119,350
          Cox Communications, Inc.:
           7.13% due 10/01/12......................  150,000     158,691
          Nexstar Finance, Inc.:
           7.00% due 01/15/14......................   55,000      49,225
          Paxson Communications Corp.:
           11.76% due 01/15/13*(1).................  365,000     367,737
          Univision Communications, Inc.:
           3.50% due 10/15/07......................   75,000      72,780
          Viacom, Inc.:
           6.63% due 05/15/11......................  170,000     175,811
          Young Broadcasting, Inc.:
           10.00% due 03/01/11.....................  125,000     115,625
                                                              ----------
                                                               1,308,144
                                                              ----------
        Building Materials -- 0.06%
          American Standard, Inc.:
           7.38% due 02/01/08......................   68,000      69,361
                                                              ----------
        Chemical -- 0.70%
          BCI US Finance Corp.:
           11.01% due 07/15/10*(1).................  200,000     204,000
          Cytec Industries, Inc.:
           6.00% due 10/01/15......................  180,000     176,545
          E.I. du Pont de Nemours and Co.:
           4.88% due 04/30/14......................   54,000      51,890
          Eastman Chemical Co.:
           7.63% due 06/15/24......................   95,000     103,000
          ICI Wilmington, Inc.:
           7.05% due 09/15/07......................  230,000     233,117
                                                              ----------
                                                                 768,552
                                                              ----------
        Commercial Services -- 0.49%
          Aramark Services, Inc.:
           7.00% due 05/01/07......................  183,000     183,704
          Monitronics International, Inc.:
           11.75% due 09/01/10.....................   85,000      84,150

12     CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED      August 31, 2006


                                                    Principal  Value
                                                     Amount   (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS (continued)
          Commercial Services (continued)
            Pitney Bowes, Inc.:
             4.75% due 01/15/16.................... $128,000  $121,491
            Rent-Way, Inc.:
             11.88% due 06/15/10...................   64,000    71,520
            ServiceMaster Co.:
             7.88% due 08/15/09....................   72,000    75,495
                                                              --------
                                                               536,360
                                                              --------
          Drugs -- 0.53%
            Abbott Laboratories:
             5.88% due 05/15/16....................  180,000   184,865
            American Home Products Corp.:
             6.95% due 03/15/11....................  100,000   105,983
            Merck & Co., Inc.:
             2.50% due 03/30/07....................  116,000   114,152
            Wyeth:
             5.50% due 02/01/14....................  177,000   176,520
                                                              --------
                                                               581,520
                                                              --------
          Electronics/Electrical Equipment -- 0.13%
            Arrow Electronics, Inc.:
             6.88% due 06/01/18....................  135,000   136,880
                                                              --------
          Financial Services -- 4.45%
            BAE Systems Holdings, Inc.:
             5.20% due 08/15/15*...................  225,000   213,718
            Capital One Financial Corp.:
             6.15% due 09/01/16....................  190,000   190,835
            CIT Group, Inc.:
             5.40% due 03/07/13....................  100,000    98,831
            Citigroup, Inc.:
             5.00% due 09/15/14....................   85,000    82,240
            Comerica, Inc.:
             4.80% due 05/01/15....................   85,000    78,838
            Consolidated Communications Illinois:
             9.75% due 04/01/12....................  150,000   157,125
            Devon Financing Corp.:
             6.88% due 09/30/11....................  150,000   159,073
            Ford Motor Credit Co.:
             5.80% due 01/12/09....................   19,000    18,201
             9.96% due 04/15/12(1).................  190,000   200,861
            General Electric Capital Corp.:
             2.80% due 01/15/07....................  213,000   211,108
            General Motors Acceptance Corp.:
             6.75% due 12/01/14....................   85,000    81,489
             6.88% due 09/15/11....................  400,000   393,952
             6.88% due 08/28/12....................   12,000    11,714
             7.75% due 01/19/10....................  175,000   177,879
            Genworth Global Funding Trusts:
             5.75% due 05/15/13....................  170,000   173,425
            Goldman Sachs Group, Inc.:
             6.13% due 02/15/33....................  200,000   196,913
            JP Morgan Chase Capital XVIII:
             6.95% due 08/17/36....................   95,000    99,980
            Kinder Morgan Finance Co.:
             5.70% due 01/05/16....................  138,000   125,570
            Lehman Brothers Holdings, Inc.:
             4.50% due 07/26/10....................  200,000   193,987
             5.75% due 05/17/13....................  170,000   171,882
            Merrill Lynch & Co., Inc.:
             5.77% due 07/25/11....................  180,000   183,267
            Morgan Stanley:
             5.63% due 01/09/12....................  200,000   201,685
             6.25% due 08/09/26....................  150,000   152,781
            Nisource Finance Corp.:
             5.40% due 07/15/14....................   95,000    91,025
            Principal Life Global Funding I:
             5.25% due 01/15/13*...................  219,000   216,570

                                                    Principal   Value
                                                     Amount    (Note 2)

        ----------------------------------------------------------------
        Financial Services (continued)
          Residential Capital Corp.:
           6.38% due 06/30/10...................... $550,000  $  554,771
           6.50% due 04/17/13......................   80,000      80,708
          Swiss Re Capital I LP:
           6.85% due 05/25/16*(11).................   77,000      78,659
          Transamerica Finance Corp.:
           6.40% due 09/15/08......................   79,000      80,482
          UBS Preferred Funding Trust V:
           6.24% due 05/15/16(11)..................  170,000     173,481
                                                              ----------
                                                               4,851,050
                                                              ----------
        Foods -- 0.03%
          Dole Foods Co., Inc.:
           8.88% due 03/15/11......................   35,000      34,125
                                                              ----------
        Freight -- 0.24%
          FedEx Corp.:
           5.50% due 08/15/09......................   90,000      90,462
          Ryder System, Inc.:
           5.00% due 06/15/12......................  177,000     169,345
                                                              ----------
                                                                 259,807
                                                              ----------
        Funeral Services -- 0.07%
          Service Corp. International:
           6.75% due 04/01/16......................   75,000      71,250
                                                              ----------
        Hospital Management -- 0.12%
          HCA, Inc.:
           6.95% due 05/01/12......................  150,000     131,250
                                                              ----------
        Hospital Supplies -- 0.08%
          Universal Hospital Services, Inc.:
           10.13% due 11/01/11.....................   85,000      87,975
                                                              ----------
        Information Processing - Services -- 0.08%
          Computer Sciences Corp.:
           3.50% due 04/15/08......................   85,000      82,303
                                                              ----------
        Information Processing - Software -- 0.05%
          Oracle Corp. & Ozark Holding, Inc.:
           5.00% due 01/15/11......................   56,000      55,137
                                                              ----------
        Insurance -- 1.48%
          Americo Life, Inc.:
           7.88% due 05/01/13*.....................  109,000     108,893
          AmerUs Group Co.:
           6.58% due 05/16/11......................  170,000     176,195
          Great-West Life & Annuity Insurance Co:
           7.15% due 05/16/16*(2)..................  286,000     291,397
          ING Security Life Institutional Funding:
           2.70% due 02/15/07*.....................  153,000     150,857
          Kingsway America, Inc.:
           7.50% due 02/01/14......................   85,000      86,123
          Marsh & McLennan Cos., Inc.:
           5.38% due 07/15/14......................   80,000      76,421
          MetLife, Inc.:
           5.00% due 11/24/13......................  102,000      98,526
          Metropolitan Life Global Funding I:
           5.75% due 07/25/11*.....................   90,000      91,556
          MIC Financing Trust I:
           8.38% due 02/01/27*.....................   68,000      68,456
          Monumental Global Funding II:
           5.65% due 07/14/11*.....................  120,000     121,535
          Nationwide Life Global Funding I:
           5.35% due 03/15/11*.....................  170,000     170,216
          Ohio Casualty Corp.:
           7.30% due 06/15/14......................  163,000     172,122
                                                              ----------
                                                               1,612,297
                                                              ----------
        Leisure & Tourism -- 0.64%
          Brunswick Corp.:
           5.00% due 06/01/11......................  134,000     128,800

August 31, 2006    CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED      13


                                                Principal   Value
                                                 Amount    (Note 2)
           ---------------------------------------------------------
           CORPORATE BONDS (continued)
           Leisure & Tourism (continued)
             Harrah's Operating Co., Inc.:
              6.50% due 06/01/16............... $367,000  $  364,095
             MGM Mirage, Inc.:
              5.88% due 02/27/14...............  200,000     182,500
             Riviera Holdings Corp.:
              11.00% due 06/15/10..............   25,000      26,312
                                                          ----------
                                                             701,707
                                                          ----------
           Medical Technology -- 0.08%
             Baxter International, Inc.:
              5.90% due 09/01/16...............   90,000      91,278
                                                          ----------
           Metals -- 0.23%
             Barrick Gold Finance Co.:
              7.50% due 05/01/07...............  112,000     113,441
             Timken Co.:
              5.75% due 02/15/10...............  133,000     132,031
                                                          ----------
                                                             245,472
                                                          ----------
           Mining -- 0.10%
             Newmont Mining Corp.:
              8.63% due 05/15/11...............  100,000     111,384
                                                          ----------
           Multimedia -- 0.81%
             AOL Time Warner, Inc.:
              6.75% due 04/15/11...............   80,000      82,888
             Belo Corp:
              6.75% due 05/30/13...............   80,000      81,523
             Clear Channel Communications:
              4.90% due 05/15/15...............  170,000     148,935
             News America, Inc.:
              7.30% due 04/30/28...............  110,000     115,793
             Time Warner Entertainment Co. LP:
              8.38% due 03/15/23...............  160,000     180,025
              8.38% due 07/15/33...............  110,000     126,148
             Time Warner, Inc.:
              7.25% due 10/15/17...............   71,000      75,675
             Viacom, Inc.:
              6.88% due 04/30/36*..............   70,000      68,664
                                                          ----------
                                                             879,651
                                                          ----------
           Oil & Gas -- 1.82%
             Amerada Hess Corp.:
              7.88% due 10/01/29...............   95,000     110,748
             ConocoPhillips:
              7.00% due 03/30/29...............  293,000     331,710
             Consumers Energy Co.:
              4.25% due 04/15/08...............  170,000     166,664
             Devon Energy Corp.:
              7.95% due 04/15/32...............  133,000     161,094
             El Paso Production Holding Co.:
              7.75% due 06/01/13...............  265,000     268,975
             Encore Acquisition Co.:
              6.00% due 07/15/15...............   44,000      40,810
              6.25% due 04/15/14...............   26,000      24,440
             Hanover Compressor Co.:
              9.00% due 06/01/14...............  145,000     153,700
             Hilcorp Energy LP:
              10.50% due 09/01/10*.............   85,000      92,225
             Premcor Refining Group, Inc.:
              6.75% due 02/01/11...............  158,000     165,286
             Seitel, Inc.:
              11.75% due 07/15/11..............  100,000     115,500
             Valero Energy Corp.:
              7.50% due 04/15/32...............  308,000     356,831
                                                          ----------
                                                           1,987,983
                                                          ----------
           Paper/Forest Products -- 0.50%
             MeadWestvaco Corp.:
              6.85% due 04/01/12...............  170,000     176,340

                                                     Principal   Value
                                                      Amount    (Note 2)

      -------------------------------------------------------------------
      Paper/Forest Products (continued)
        Pliant Corp.:
         11.13% due 09/01/09........................ $146,000  $  140,890
        Plum Creek Timberlands LP:
         5.88% due 11/15/15.........................  138,000     135,730
        Weyerhaeuser Co.:
         6.88% due 12/15/33.........................  100,000      97,607
                                                               ----------
                                                                  550,567
                                                               ----------
      Pollution Control -- 0.07%
        Republic Services, Inc.:
         6.09% due 03/15/35.........................   75,000      74,059
                                                               ----------
      Publishing -- 0.17%
        Knight-Ridder, Inc.:
         6.88% due 03/15/29.........................   85,000      80,585
         7.15% due 11/01/27.........................  105,000     100,582
                                                               ----------
                                                                  181,167
                                                               ----------
      Railroads & Equipment -- 0.19%
        Burlington Northern Santa Fe Corp.:
         7.29% due 06/01/36.........................  176,000     205,890
                                                               ----------
      Real Estate -- 0.39%
        AMB Property LP:
         5.90% due 08/15/13.........................   76,000      76,641
        Duke Realty LP:
         5.63% due 08/15/11.........................  190,000     190,270
        EOP Operating LP:
         7.00% due 07/15/11.........................  150,000     158,238
                                                               ----------
                                                                  425,149
                                                               ----------
      Real Estate Investment Trusts -- 0.35%
        Equity One, Inc.:
         6.25% due 01/15/17.........................   86,000      87,295
        Heritage Property Investment Trust:
         4.50% due 10/15/09.........................   75,000      72,963
        Mack-Cali Realty LP:
         5.80% due 01/15/16.........................   80,000      79,594
        Reckson Operating Partnership LP:
         6.00% due 03/31/16.........................   47,000      46,904
        Simon Property Group LP:
         5.60% due 09/01/11.........................   95,000      95,243
                                                               ----------
                                                                  381,999
                                                               ----------
      Savings & Loan -- 1.15%
        Downey Financial Corp.:
         6.50% due 07/01/14.........................  170,000     171,499
        Golden West Financial Corp.:
         4.75% due 10/01/12.........................  182,000     175,897
        Independence Community Bank Corp.:
         3.50% due 06/20/08.........................   81,000      78,307
        Sovereign Bancorp, Inc.:
         4.80% due 09/01/10*........................  280,000     272,550
        Washington Mutual Bank:
         5.95% due 05/20/13.........................  170,000     172,471
        Washington Mutual Preferred Funding Cayman:
         7.25% due 03/15/11*........................  200,000     199,724
        Western Financial Bank:
         9.63% due 05/15/12.........................  164,000     181,323
                                                               ----------
                                                                1,251,771
                                                               ----------
      Telecommunications -- 1.34%
        American Cellular Corp.:
         10.00% due 08/01/11........................  185,000     192,400
        Centennial Communications Corp.:
         11.26% due 01/01/13(1).....................  125,000     129,062
        Corning, Inc.:
         7.25% due 08/15/36.........................  180,000     187,438
        Embarq Corp.:
         7.08% due 06/01/16.........................   98,000      99,993

14     CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED      August 31, 2006


                                                    Principal   Value
                                                     Amount    (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS (continued)
       Telecommunications (continued)
         GTE Northwest, Inc.:
          5.55% due 10/15/08....................... $ 95,000  $   94,809
         GTE Southwest, Inc.:
          8.50% due 11/15/31.......................  190,000     224,557
         ICO North America, Inc. (Convertible):
          7.50% due 08/15/09(6)(13)(14)............   25,000      30,750
         LCI International, Inc.:
          7.25% due 06/15/07.......................  245,000     245,000
         New England Telephone & Telegraph Co.:
          7.88% due 11/15/29.......................  115,000     123,292
         Qwest Corp.:
          7.50% due 10/01/14*......................   45,000      45,788
         Verizon New York, Inc.:
          6.88% due 04/01/12.......................   80,000      83,065
                                                              ----------
                                                               1,456,154
                                                              ----------
       Utilities - Electric -- 3.63%
         AES Corp.:
          8.88% due 02/15/11.......................  110,000     117,700
         American Electric Power Co., Inc.:
          4.71% due 08/16/07(7)....................   90,000      89,431
         Appalachian Power Co.:
          5.00% due 06/01/17.......................  102,000      94,758
         Calpine Corp.:
          8.75% due 07/15/13*(4)(5)................  445,000     440,550
         CenterPoint Energy Houston Electric, LLC:
          5.60% due 07/01/23.......................  133,000     127,973
         CenterPoint Energy, Inc.:
          5.88% due 06/01/08.......................  190,000     190,681
         Commonwealth Edison Co.:
          5.95% due 08/15/16.......................  190,000     190,968
         Consolidated Natural Gas Co.:
          5.38% due 11/01/06.......................   94,000      93,961
         Dominion Resources, Inc.:
          5.69% due 05/15/08(7)....................  165,000     165,548
         Duke Energy Co.:
          4.20% due 10/01/08.......................  150,000     146,346
         Energy East Corp.:
          6.75% due 07/15/36.......................  310,000     320,207
         Entergy Louisiana LLC:
          5.83% due 11/01/10.......................  255,000     253,462
         Florida Power & Light Co.:
          5.95% due 10/01/33.......................   95,000      96,304
         Indianapolis Power & Light Co.:
          6.60% due 01/01/34*......................   41,000      42,820
         Indiantown Cogeneration LP:
          9.26% due 12/15/10.......................   60,025      63,135
         NRG Energy, Inc.:
          7.25% due 02/01/14.......................   50,000      49,375
          7.38% due 02/01/16.......................  185,000     182,225
         Old Dominion Electric Cooperative:
          5.68% due 12/01/28.......................   45,042      44,985
         Pepco Holding, Inc.:
          5.50% due 08/15/07.......................  193,000     192,907
         Pepco Holdings, Inc.:
          6.45% due 08/15/12.......................   90,000      92,705
         PSEG Power LLC:
          7.75% due 04/15/11.......................  115,000     124,412
         PSI Energy, Inc.:
          7.85% due 10/15/07.......................  287,000     294,289
         Public Service Electric & Gas Co.:
          5.00% due 08/15/14.......................   84,000      81,266
         Puget Sound Energy, Inc.:
          5.20% due 10/01/15.......................  268,000     257,975
         Reliant Resources, Inc.:
          9.50% due 07/15/13.......................   50,000      52,000
         Southern Energy, Inc.:
          7.90% due 07/15/09+(6)(13)(14)...........  150,000           0

                                                   Principal   Value
                                                    Amount    (Note 2)

        ----------------------------------------------------------------
        Utilities - Electric (continued)
          Virginia Electric and Power Co.:
           4.10% due 12/15/08..................... $157,000  $   152,663
                                                             -----------
                                                               3,958,646
                                                             -----------
        Utilities - Gas, Distribution -- 0.25%
          Sempra Energy:
           4.62% due 05/17/07.....................  161,000      160,038
          Southern California Gas Co.:
           5.75% due 11/15/35.....................  110,000      108,792
                                                             -----------
                                                                 268,830
                                                             -----------
        Utilities - Gas, Pipeline -- 0.35%
          Duke Energy Field Services LLC:
           6.88% due 02/01/11.....................   80,000       83,821
          NGC Corp. Capital Trust I:
           8.32% due 06/01/27.....................  135,000      117,787
          Reliant Energy Resources Corp.:
           7.75% due 02/15/11.....................  170,000      183,546
                                                             -----------
                                                                 385,154
                                                             -----------
        Total Corporate Bonds
           (Cost $26,279,277).....................            26,529,399
                                                             -----------
        FOREIGN BONDS -- 9.44%
        Banks -- 0.68%
          Banco Continental de Panama:
           6.63% due 12/01/10*....................   48,000       47,809
          Caisse Nationale des Caisses d'Epargne:
           5.55% due 12/30/09(1)..................  132,000      105,600
          Glitnir Banki HF:
           6.69% due 06/15/16*(2).................   88,000       89,566
          Landsbanki Islands HF:
           6.10% due 08/25/11*....................  100,000      100,197
          Mizuho Finance Group, Ltd.:
           8.38% due 04/27/09.....................  165,000      174,636
          National Westminster Bank PLC:
           7.75% due 10/16/07(11).................   63,000       64,409
          NIB Capital Bank NV:
           5.82% due 12/11/13*(11)................   80,000       77,412
          Santander Issuances SA Unipersonal:
           5.81% due 06/20/11*....................   85,000       87,493
                                                             -----------
                                                                 747,122
                                                             -----------
        Broadcasting -- 0.42%
          British Telecommunications PLC:
           8.63% due 12/15/30.....................   85,000      109,711
          Grupo Televisa SA:
           6.63% due 03/18/25.....................  176,000      176,498
          Telenet Group Holding NV:
           11.50% due 06/15/14*(7)................  196,000      168,560
                                                             -----------
                                                                 454,769
                                                             -----------
        Conglomerates -- 0.15%
          Tyco International Group SA:
           6.00% due 11/15/13.....................  160,000      165,047
                                                             -----------
        Financial Services -- 1.89%
          Aiful Corp.:
           4.45% due 02/16/10*....................   85,000       80,717
          Aries Vermogensverwaltung GmbH:
           9.60% due 10/25/14.....................  500,000      641,150
          Canadian Oil Sands, Ltd.:
           5.80% due 08/15/13*....................  164,000      164,448
          Diageo Capital PLC:
           4.38% due 05/03/10.....................  166,000      160,505
          EnCana Holdings Finance Corp.:
           5.80% due 05/01/14.....................   80,000       80,577
          HBOS Capital Funding LP:
           6.85% due 03/23/09(11).................  288,000      288,720

August 31, 2006    CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED      15


                                                  Principal   Value
                                                   Amount    (Note 2)
          ------------------------------------------------------------
          FOREIGN BONDS (continued)
          Financial Services (continued)
            Hybrid Capital Funding I LP:
             8.00% due 06/30/11(11).............. $260,000  $  267,771
            Nell AF SARL:
             8.38% due 08/15/15*.................  200,000     200,250
            SovRisc BV:
             4.63% due 10/31/08*.................  174,000     172,281
                                                            ----------
                                                             2,056,419
                                                            ----------
          Foreign Government Agencies -- 3.45%
            Federal Republic of Brazil:
             8.00% due 01/15/18..................  250,000     274,500
             10.50% due 07/14/14.................   70,000      87,885
            Government of United Kingdom:
             2.25% due 07/08/08*.................  123,000     117,467
            Quebec Province Canada:
             7.50% due 09/15/29..................  224,000     280,111
            Republic of Argentina:
             5.59% due 08/03/12(1)(12)...........  250,000     175,625
             8.28% due 12/31/33..................  278,124     273,535
            Republic of Turkey:
             9.00% due 06/30/11..................   65,000      71,175
             11.88% due 01/15/30.................  600,000     895,500
            Republic of Venezuela:
             8.50% due 10/08/14..................   35,000      39,077
             9.25% due 09/15/27..................  800,000     994,400
            Russian Federation:
             5.00% due 03/31/30*(7)..............  102,000     113,403
             8.25% due 03/31/10..................  417,778     436,829
            United Mexican States:
             7.50% due 04/08/33..................    3,000       3,473
                                                            ----------
                                                             3,762,980
                                                            ----------
          Insurance -- 0.47%
            Aegon NV:
             5.80% due 07/15/14(11)..............  189,000     157,343
            Fairfax Financial Holdings, Ltd.:
             8.25% due 10/01/15..................  135,000     112,556
            ING Groep NV:
             5.78% due 12/08/15(11)..............  125,000     124,143
            Montpelier Re Holdings, Ltd.:
             6.13% due 08/15/13..................  121,000     115,039
                                                            ----------
                                                               509,081
                                                            ----------
          Leisure & Tourism -- 0.28%
            Royal Caribbean Cruises, Ltd.:
             7.00% due 06/15/13..................  100,000     100,407
             7.25% due 06/15/16..................  200,000     200,231
                                                            ----------
                                                               300,638
                                                            ----------
          Machinery -- 0.07%
            Atlas Copco AB:
             6.50% due 04/01/08*.................   73,000      74,119
                                                            ----------
          Manufacturing -- 0.09%
            Siemens Financieringmaatschappij NV:
             5.75% due 10/17/16*.................   95,000      96,148
                                                            ----------
          Metals -- 0.32%
            Inco, Ltd.:
             7.20% due 09/15/32..................  110,000     116,447
            Noranda, Inc.:
             6.00% due 10/15/15..................  233,000     232,805
                                                            ----------
                                                               349,252
                                                            ----------
          Mining -- 0.21%
            Vale Overseas, Ltd.:
             6.25% due 01/11/16..................  230,000     228,275
                                                            ----------

                                                 Principal    Value
                                                  Amount     (Note 2)

        ---------------------------------------------------------------
        Oil & Gas -- 0.24%
          Nexen, Inc.:
           5.88% due 03/10/35................... $   95,000 $    88,876
          Shell International Finance BV:
           5.63% due 06/27/11...................    170,000     173,365
                                                            -----------
                                                                262,241
                                                            -----------
        Paper/Forest Products -- 0.09%
          Stora Enso Oyj:
           7.25% due 04/15/36*..................    100,000     102,740
                                                            -----------
        Railroads & Equipment -- 0.17%
          Canadian National Railway Co.:
           6.38% due 10/15/11...................    180,000     188,197
                                                            -----------
        Real Estate -- 0.16%
          Brascan Corp.:
           8.13% due 12/15/08...................    166,000     174,865
                                                            -----------
        Telecommunications -- 0.75%
          America Movil SA de CV:
           6.38% due 03/01/35...................     91,000      86,949
          Intelsat Bermuda, Ltd.:
           9.25% due 06/15/16*..................    100,000     104,000
          Telecom Italia Capital SA:
           5.25% due 11/15/13...................    117,000     111,458
           6.38% due 11/15/33...................    243,000     229,445
           7.20% due 07/18/36...................     95,000      99,219
          Telus Corp.:
           7.50% due 06/01/07...................    133,000     134,849
           8.00% due 06/01/11...................     45,000      49,485
                                                            -----------
                                                                815,405
                                                            -----------
        Total Foreign Bonds
           (Cost $9,927,603)....................             10,287,298
                                                            -----------
        UNITED STATES GOVERNMENT BONDS -- 51.40%
        Government Agencies -- 31.19%
          Federal Home Loan Bank:
           3.90% due 02/25/08...................    365,000     358,792
           4.00% due 01/23/07...................    300,000     298,386
           4.50% due 09/08/08...................    440,000     435,333
          Federal Home Loan Mtg. Corp.:
           4.35% due 06/02/08...................    420,000     414,066
           4.45% due 03/06/08...................    205,000     202,937
           4.50% due 11/01/18...................    620,092     596,745
           4.50% due 02/01/19...................    690,710     663,785
           4.50% due 07/01/19...................    536,193     515,291
           4.50% due 08/01/20...................    443,336     425,763
           5.00% due 03/01/19...................    289,492     283,750
           5.00% due 10/01/33...................     69,053      66,471
           5.00% due 06/01/34...................    351,497     337,914
           5.00% due 06/01/34...................  1,009,824     970,799
           5.00% due 12/01/34...................    465,926     447,920
           5.00% due 08/01/35...................    137,059     131,479
           5.00% due 08/01/35...................  1,422,012   1,364,122
           5.00% due 11/01/35...................  1,066,567   1,023,146
           5.50% due 11/01/18...................    320,145     319,392
           5.50% due 10/01/33...................    782,434     770,944
           5.50% due 07/01/34...................    533,064     524,702
           5.50% due 02/01/35...................    605,216     594,656
           5.50% due 07/01/35...................  1,534,656   1,507,877
           5.74% due 08/01/36(1)................  2,650,000   2,652,704
           6.00% due 07/01/35...................    705,269     706,628
           6.50% due 12/01/32...................    463,776     472,561
           6.50% due 01/01/36...................  1,065,477   1,082,414
           6.50% due 02/01/36...................    718,154     729,604
           6.50% due 03/01/36...................    506,626     514,679
           6.50% due September TBA..............  1,500,000   1,523,437
           7.00% due 11/01/16...................     47,353      48,634
           7.00% due 07/01/32...................     68,428      70,432
           7.50% due 12/01/30...................      8,663       8,980

16     CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED      August 31, 2006


                                                     Principal    Value
                                                      Amount     (Note 2)
    -----------------------------------------------------------------------
    UNITED STATES GOVERNMENT BONDS (continued)
    Government Agencies (continued)
       7.50% due 04/01/31........................... $  107,131 $   110,953
       8.00% due 02/01/30...........................     12,023      12,660
       8.00% due 07/01/30...........................      2,627       2,767
      Federal Home Loan Mtg. Corp. Reference REMIC,
       Series R004, Class AL:
       5.13% due 12/15/13...........................    295,494     292,167
      Federal Home Loan Mtg. Corp. Reference REMIC,
       Series R005, Class AB:
       5.50% due 12/15/18...........................    589,187     587,166
      Federal National Mtg. Assoc.:
       3.88% due 02/01/08...........................    315,000     309,560
       4.50% due 06/01/18...........................    161,288     155,382
       4.75% due 12/15/10...........................    202,000     199,805
       5.00% due 09/01/18...........................     53,341      52,380
       5.00% due 10/01/18...........................     53,474      52,511
       5.00% due 10/01/18...........................    547,102     537,245
       5.00% due 12/01/18...........................    266,723     261,917
       5.00% due 03/01/20...........................    398,886     391,212
       5.00% due 11/01/33...........................     29,537      28,406
       5.00% due 03/01/34...........................    574,313     551,587
       5.00% due 04/01/34...........................  1,773,895   1,703,700
       5.00% due 05/01/35...........................    133,432     127,872
       5.25% due 08/01/12...........................    314,000     313,853
       5.50% due 02/01/36(1)........................    533,757     532,174
       5.50% due 10/01/17...........................    115,118     114,975
       5.50% due 05/01/18...........................    111,170     110,984
       5.50% due 11/01/19...........................    426,822     426,110
       5.50% due 12/01/33...........................    730,096     718,810
       5.50% due 05/01/34...........................    283,593     279,209
       5.50% due 12/01/35...........................  1,086,791   1,067,075
       6.00% due 06/25/16 REMIC.....................    481,693     486,945
       6.00% due 09/01/16...........................    195,457     197,832
       6.00% due 12/01/16...........................     45,668      46,223
       6.00% due 12/01/33...........................    646,406     648,717
       6.00% due 08/01/34...........................  1,040,304   1,044,449
       6.00% due 10/01/34...........................    334,174     335,061
       6.00% due 04/01/35...........................    978,953     982,453
       6.50% due 02/01/17...........................     78,250      79,654
       6.50% due 03/01/17...........................     92,368      94,025
       6.50% due 04/01/29...........................     93,328      95,280
       6.50% due 06/01/29...........................    168,639     172,168
       6.50% due 07/01/32...........................    254,409     259,076
       7.00% due 09/01/31...........................    203,161     209,033
       7.50% due 11/01/14...........................      1,781       1,808
      Government National Mtg. Assoc.:
       6.50% due 06/15/29...........................     29,935      30,678
       6.50% due 10/15/32...........................    286,038     292,662
       7.00% due 09/15/28...........................     23,347      24,090
                                                                -----------
                                                                 34,004,977
                                                                -----------
    Government Obligations -- 20.21%
      United States Treasury Bonds:
       4.50% due 02/15/36...........................  1,093,000   1,028,701
       5.38% due 02/15/31...........................  1,188,000   1,263,920
       6.25% due 08/15/23...........................  3,266,000   3,744,929
       7.25% due 08/15/22...........................  3,072,000   3,845,281
      United States Treasury Notes:
       3.63% due 04/30/07...........................  3,000,000   2,971,407
       3.75% due 03/31/07...........................  9,000,000   8,928,981
       4.50% due 02/28/11...........................     88,000      87,313
       5.13% due 05/15/16...........................    151,000     155,288
                                                                -----------
                                                                 22,025,820
                                                                -----------
    Total United States Government Bonds
       (Cost $56,458,117)...........................             56,030,797
                                                                -----------

                                                              Principal
                                                               Amount/       Value
                                                               Shares       (Note 2)

---------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.36%
Financial Services -- 0.36%
  Fannie Mae 7.63%(1)......................................       2,370   $    126,202
  General Electric Capital Corp. 8.00%(8)..................      12,000        272,640
                                                                          ------------
                                                                               398,842
                                                                          ------------
Total Preferred Stock
   (Cost $428,535).........................................                    398,842
                                                                          ------------
Total Long-Term Investment Securities
   (Cost $99,675,684)......................................                 99,848,171
                                                                          ------------
SHORT-TERM INVESTMENT SECURITIES -- 9.16%
COMMERCIAL PAPER -- 4.59%
  Rabobank USA Financial Corp.:
   5.27% due 09/01/06...................................... $ 5,000,000      5,000,000
                                                                          ------------
UNITED STATES TREASURY BILLS -- 4.57%
  United States Treasury Bills:
   4.96% due 09/21/06......................................   5,000,000      4,986,319
                                                                          ------------
Total Short-Term Investment Securities
   (Cost $9,986,319).......................................                  9,986,319
                                                                          ------------
REPURCHASE AGREEMENT -- 1.70%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $1,854,249 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   3.63%, due 01/15/08 and having an approximate value
   of $1,909,883 (Cost $1,854,000).........................   1,854,000      1,854,000
                                                                          ------------
TOTAL INVESTMENTS
   (Cost $111,516,003)(11).................................      102.46%   111,688,490
Liabilities in excess of other assets......................       (2.46)%   (2,681,577)
                                                            -----------   ------------
NET ASSETS --                                                    100.00%  $109,006,913
                                                            ===========   ============
Bond & Notes Sold Short -- (1.35)%
U.S. Government Agencies -- (1.35)%
  Federal Home Loan Mtg. Corp. 5.50% due September TBA
   (Proceeds $(1,461,973))................................. $(1,500,000)  $ (1,472,813)
                                                                          ============

--------
REMIC- Real Estate Mortgage Investment Conduits
TBA- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $6,976,516 representing 6.40% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2006.
(2)Variable rate security -- the rate reflected is as of August 31, 2006, maturity date reflects next reset date.
(3)Variable rate security -- the rate reflected is as of August 31, 2006, maturity date reflects stated maturity date.
(4)Bond in default
(5)Company has filed for Chapter 11 bankruptcy protection.
(6)Fair valued security (see Note 2)
(7)"Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(8)Commercial Mortgage-Backed Security
(9)Collateralized Mortgage Obligation
(10)See Note 5 for costs of investments on a tax basis.
(11)Perpetual maturity. The maturity date shown represents the next call date.

August 31, 2006    CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED      17

(12)The par value of this security is at a ratio of 75.00/100
(13)Illiquid security
(14)To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the Core Bond Fund held the following restricted securities:

                                                                   Market   Value as a
                        Acquisition Principal Acquisition Market    Value      % of
Name                       Date      Amount      Cost     Value   Per Share Net Assets
----------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09.... 08/11/2005  $ 25,000    $25,000   $30,750  $123.00     0.03%
Southern Energy, Inc.
 7.90% due 07/15/09.... 01/10/2006   150,000          -         -        -        -
                                                          -------              ----
                                                          $30,750              0.03%
                                                          =======              ====

See Notes to Financial Statements

18     HIGH YIELD BOND FUND - PORTFOLIO PROFILE (Unaudited)      August 31, 2006

Industry Allocation*

                   Financial Services................ 19.24%
                   Telecommunications................  9.94%
                   Oil & Gas.........................  8.69%
                   Broadcasting......................  7.53%
                   Airlines..........................  6.23%
                   Utilities -- Electric.............  5.83%
                   Leisure & Tourism.................  4.92%
                   Commercial Services...............  3.60%
                   Repurchase Agreement..............  3.15%
                   Utilities -- Gas, Pipeline........  3.13%
                   Paper/Forest Products.............  2.59%
                   Retail............................  1.81%
                   Metals............................  1.77%
                   Chemical..........................  1.68%
                   Building Materials................  1.45%
                   Multimedia........................  1.41%
                   Healthcare........................  1.38%
                   Real Estate Investment Trusts.....  1.37%
                   Funeral Services..................  1.32%
                   Hospital Management...............  1.25%
                   Foods.............................  1.18%
                   Drugs.............................  1.05%
                   Insurance.........................  0.94%
                   Semiconductors....................  0.86%
                   Electronics/Electrical Equipment..  0.73%
                   Advertising.......................  0.71%
                   Aerospace/Defense.................  0.70%
                   Pollution Control.................  0.66%
                   Information Processing -- Software  0.60%
                   Automotove........................  0.55%
                   Machinery.........................  0.55%
                   Household Products................  0.51%
                   Freight...........................  0.44%
                   Coal..............................  0.33%
                   Beverages.........................  0.30%
                   Manufacturing.....................  0.29%
                   Hospital Supplies.................  0.24%
                   Textile -- Products...............  0.21%
                   Appliances/Furnishings............  0.19%
                   Information Processing -- Services  0.17%
                   Conglomerates.....................  0.11%
                   Railroads & Equipment.............  0.07%
                   Entertainment.....................  0.05%
                                                      -----
                                                      99.73%
                                                      =====

Credit Quality+#

                               A.........   0.60%
                               BBB.......   0.78%
                               BB........  26.85%
                               B.........  42.09%
                               CCC.......  17.95%
                               Below C...   3.34%
                               Not Rated@   8.39%
                                          ------
                                          100.00%
                                          ======

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

August 31, 2006       HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS         19


                                                             Principal    Value
                                                              Amount     (Note 2)
----------------------------------------------------------------------------------
CORPORATE BONDS -- 72.93%
Advertising -- 0.71%
  Affinity Group, Inc.:
   9.00% due 02/15/12....................................... $  300,000 $  300,000
  Vertis, Inc.:
   9.75% due 04/01/09.......................................     50,000     50,625
   10.88% due 06/15/09......................................    400,000    404,000
                                                                        ----------
                                                                           754,625
                                                                        ----------
Aerospace/Defense -- 0.70%
  Decrane Aircraft Holdings, Inc.:
   12.00% due 09/30/08......................................    220,000    164,450
  L-3 Communications Corp.:
   6.13% due 07/15/13.......................................    400,000    385,000
   6.38% due 10/15/15.......................................    200,000    192,500
                                                                        ----------
                                                                           741,950
                                                                        ----------
Airlines -- 6.23%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11.......................................  1,400,000  1,375,500
  Atlas Air, Inc.:
   7.38% due 07/02/19.......................................     68,908     68,563
  Atlas Air, Inc., Series 1999-1A2 Pass Through:
   6.88% due 07/02/09.......................................    399,525    387,539
  Atlas Air, Inc., Series 1999-1B Pass Through, Class B:
   7.63% due 01/02/15.......................................    862,020    887,880
  Atlas Air, Inc., Series 1999-1C:
   8.77% due 01/02/11.......................................     87,400     74,290
  Atlas Air, Inc., Series 1999-A1 Pass Through, Class A:
   7.20% due 01/02/19.......................................    458,723    455,282
  Atlas Air, Inc., Series 2000-1A Pass Through:
   8.71% due 01/02/19.......................................  1,186,537  1,228,066
  Atlas Air, Inc., Series 2001B Pass Through:
   9.06% due 01/02/14.......................................    197,175    216,893
  Continental Airlines, Inc., Series 1999-1A Pass Through:
   6.55% due 08/02/20.......................................    519,821    525,935
  Continental Airlines, Inc., Series 1999-1C Pass Through:
   6.95% due 08/02/09.......................................    108,959    105,977
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11.......................................    186,533    176,236
  Continental Airlines, Inc., Series 2000-2B:
   8.31% due 10/02/19.......................................     80,982     80,485
  Delta Air Lines, Inc.:
   9.50% due 11/18/08*(2)(5)................................    175,000    193,375
  Delta Air Lines, Inc. Pass Through Certs.:
   7.57% due 11/18/10(5)....................................    375,000    376,406
  Northwest Airlines, Inc. Pass Through Certs. Series 1A-1:
   7.04% due 04/01/22(5)....................................    336,745    332,536
  United Airlines, Inc. Pass Through Certs.:
   6.20% due 09/01/08.......................................    117,865    118,012
                                                                        ----------
                                                                         6,602,975
                                                                        ----------
Appliances/Furnishings -- 0.19%
  Xerox Corp:
   6.75% due 02/01/17.......................................    200,000    200,500
                                                                        ----------
Automotive -- 0.55%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14.......................................     90,000     68,175
  Exide Corp.:
   10.00% due 03/15/25+(1)(8)...............................    300,000          0
  General Motors Corp.:
   8.25% due 07/15/23.......................................    625,000    518,750
  Venture Holdings Trust:
   11.00% due 06/01/07+(2)(8)(11)...........................     50,000         63
                                                                        ----------
                                                                           586,988
                                                                        ----------
Beverages -- 0.30%
  Le-Natures, Inc.:
   9.00% due 06/15/13*......................................    300,000    313,500
                                                                        ----------

                                                 Principal    Value
                                                  Amount     (Note 2)

         -------------------------------------------------------------
         Broadcasting -- 6.54%
           Adelphia Communications Corp.:
            10.25% due 06/15/11+(2)(5).......... $  100,000 $   62,750
           Allbritton Communications Co.:
            7.75% due 12/15/12..................    425,000    420,219
           Charter Communications Holdings LLC:
            9.63% due 11/15/09..................  1,075,000    978,250
            9.92% due 04/01/11(3)...............    350,000    259,000
            10.25% due 01/15/10.................     50,000     41,500
            10.75% due 10/01/09.................    550,000    503,250
            11.13% due 01/15/11.................  1,340,000  1,031,800
           CSC Holdings, Inc.:
            7.63% due 04/01/11..................    210,000    214,725
            8.13% due 08/15/09..................    200,000    206,500
           Fisher Communications, Inc.:
            8.63% due 09/15/14..................    375,000    385,313
           Insight Communications Co., Inc.:
            12.25% due 02/15/11(3)..............    565,000    600,312
           LIN Television Corp.:
            6.50% due 05/15/13..................    450,000    415,125
           Medianews Group, Inc.:
            6.38% due 04/01/14..................     15,000     13,275
            6.88% due 10/01/13..................    110,000    100,650
           Nexstar Finance, Inc.:
            7.00% due 01/15/14..................    400,000    358,000
           Paxson Communications Corp.:
            11.76% due 01/15/13*(9).............    800,000    806,000
           Young Broadcasting, Inc.:
            8.75% due 01/15/14..................    225,000    191,250
            10.00% due 03/01/11.................    375,000    346,875
                                                            ----------
                                                             6,934,794
                                                            ----------
         Building Materials -- 1.45%
           Associated Materials, Inc.:
            9.75% due 04/15/12..................    425,000    416,500
            11.25% due 03/01/14(3)..............    225,000    122,625
           Dayton Superior Corp.:
            10.75% due 09/15/08.................    542,000    566,390
            13.00% due 06/15/09.................    250,000    235,000
           Interline Brands, Inc.:
            8.13% due 06/15/14..................    200,000    201,500
                                                            ----------
                                                             1,542,015
                                                            ----------
         Chemical -- 0.85%
           BCI US Finance Corp.:
            11.01% due 07/15/10*(9).............    175,000    178,500
           Equistar Chemicals LP:
            10.63% due 05/01/11.................    200,000    215,000
           Nalco Co.:
            7.75% due 11/15/11..................    100,000    101,750
            8.88% due 11/15/13..................    110,000    113,300
           Rockwood Specialties Group, Inc.:
            7.50% due 11/15/14..................    150,000    147,375
            10.63% due 05/15/11.................     55,000     58,987
           Tronox Worldwide LLC:
            9.50% due 12/01/12..................     85,000     87,338
                                                            ----------
                                                               902,250
                                                            ----------
         Coal -- 0.11%
           Alpha Natural Resources, Inc. LLC:
            10.00% due 06/01/12.................    110,000    117,700
                                                            ----------
         Commercial Services -- 3.11%
           Avis Budget Car Rental LLC:
            7.63% due 05/15/14*.................     75,000     71,250
            7.91% due 05/15/14*(9)..............    125,000    122,187
           Corrections Corp. of America:
            6.25% due 03/15/13..................    200,000    193,250
           DI Finance LLC:
            9.50% due 02/15/13..................    472,000    487,340

20  HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                  Principal    Value
                                                   Amount     (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS (continued)
        Commercial Services (continued)
          FTI Consulting, Inc.:
           7.63% due 06/15/13.................... $  100,000 $  100,750
          H&E Equipment Services, Inc.:
           8.38% due 07/15/16*...................    275,000    279,125
          Mobile Mini, Inc.:
           9.50% due 07/01/13....................     65,000     69,550
          Mobile Services Group, Inc.:
           9.75% due 08/01/14*...................    150,000    152,250
          Monitronics International, Inc.:
           11.75% due 09/01/10...................    350,000    346,500
          NationsRent Cos., Inc.:
           9.50% due 05/01/15....................    225,000    264,312
          Owens Brockway Glass Container, Inc.:
           8.25% due 05/15/13....................    150,000    151,875
          Owens- Brockway Glass Container, Inc.:
           8.88% due 02/15/09....................    286,000    293,865
          Rent-Way, Inc.:
           11.88% due 06/15/10...................    300,000    335,250
          United Rentals NA, Inc.:
           7.75% due 11/15/13....................    450,000    430,875
                                                             ----------
                                                              3,298,379
                                                             ----------
        Conglomerates -- 0.11%
          Park-Ohio Industries, Inc.:
           8.38% due 11/15/14....................    125,000    113,125
                                                             ----------
        Drugs -- 0.27%
          Mylan Laboratories, Inc.:
           6.38% due 08/15/15....................    300,000    289,125
                                                             ----------
        Electronics/Electrical Equipment -- 0.66%
          Fisher Scientific International, Inc.:
           6.75% due 08/15/14....................    150,000    152,063
          Sanmina-SCI Corp.:
           6.75% due 03/01/13....................    125,000    119,688
          Solectron Corp.:
           8.00% due 03/15/16*...................    175,000    170,187
          Xerox Corp.:
           7.63% due 06/15/13....................    250,000    258,437
                                                             ----------
                                                                700,375
                                                             ----------
        Entertainment -- 0.05%
          Pokagon Gaming Authority:
           10.38% due 06/15/14*..................     50,000     52,875
                                                             ----------
        Financial Services -- 8.91%
          AAC Group Holding Corp.:
           10.25% due 10/01/12(3)................    275,000    220,688
          AMR HoldCo, Inc.:
           10.00% due 02/15/15...................    175,000    186,375
          Chukchansi Economic Development Auth.:
           8.78% due 11/15/12*(9)................    175,000    180,250
          Consolidated Communications Illinois:
           9.75% due 04/01/12....................    291,000    304,823
          ESI Tractebel Acquisition Corp.:
           7.99% due 12/30/11....................    146,000    151,137
          Ford Motor Credit Co.:
           5.80% due 01/12/09....................    875,000    838,211
           9.96% due 04/15/12(9).................    775,000    819,299
          General Motors Acceptance Corp.:
           6.75% due 12/01/14....................    850,000    814,884
           6.88% due 09/15/11....................  1,900,000  1,871,270
           6.88% due 08/28/12....................    329,000    321,171
           7.25% due 03/02/11....................    300,000    299,315
           7.43% due 12/01/14(9).................    640,000    632,169
           7.75% due 01/19/10....................  1,125,000  1,143,510
          Hexion US Finance Corp:
           9.00% due 07/15/14....................    370,000    371,850
          MedCath Holdings Corp.:
           9.88% due 07/15/12....................    250,000    265,000
          MXEnergy Holdings, Inc.:
           13.02% due 08/01/11*(9)...............    425,000    415,437

                                                 Principal    Value
                                                  Amount     (Note 2)

         -------------------------------------------------------------
         Financial Services (continued)
           Nexstar Finance Holdings LLC:
            11.38% due 04/01/13(3).............. $  200,000 $  165,000
           PCA LLC:
            11.88% due 08/01/09(2)(8)...........    400,000     82,000
           Southern Star Central Corp.:
            6.75% due 03/01/16*.................    125,000    122,656
           Terra Capital, Inc.:
            11.50% due 06/01/10.................    228,000    247,950
                                                            ----------
                                                             9,452,995
                                                            ----------
         Foods -- 1.18%
           Dole Foods Co., Inc.:
            8.88% due 03/15/11..................    275,000    268,125
           JBS SA:
            10.50% due 08/04/16*(1).............    250,000    253,125
           Smithfield Foods, Inc.:
            7.75% due 05/15/13..................    175,000    178,937
           Wornick Co.:
            10.88% due 07/15/11.................    575,000    546,250
                                                            ----------
                                                             1,246,437
                                                            ----------
         Freight -- 0.22%
           PHI, Inc.:
            7.13% due 04/15/13*.................    250,000    238,125
                                                            ----------
         Funeral Services -- 1.32%
           Alderwoods Group, Inc.:
            7.75% due 09/15/12..................     75,000     79,500
           Carriage Services, Inc.:
            7.88% due 01/15/15..................    262,000    254,140
           Service Corp. International:
            6.50% due 03/15/08..................    325,000    325,000
            6.75% due 04/01/16..................    325,000    308,750
            8.00% due 06/15/17*.................    200,000    191,500
           Stewart Enterprises Inc.:
            6.25% due 02/15/13..................    275,000    243,375
                                                            ----------
                                                             1,402,265
                                                            ----------
         Healthcare -- 1.29%
           CDRV Investors, Inc.:
            9.63% due 01/01/15(3)...............    375,000    270,000
           Community Health Systems, Inc.:
            6.50% due 12/15/12..................    115,000    107,525
           Concentra Operating Corp.:
            9.13% due 06/01/12..................     50,000     52,062
           Encore Medical Corp.:
            9.75% due 10/01/12..................    100,000    109,750
           Genesis HealthCare Corp.:
            2.50% due 03/15/25*.................    125,000    130,000
            8.00% due 10/15/13..................    100,000    103,750
           Inverness Medical Innovations, Inc.:
            8.75% due 02/15/12..................    350,000    346,500
           Multiplan, Inc.:
            10.38% due 04/15/16*................    250,000    251,875
                                                            ----------
                                                             1,371,462
                                                            ----------
         Hospital Management -- 1.25%
           HCA, Inc.:
            6.30% due 10/01/12..................  1,504,000  1,259,600
            6.95% due 05/01/12..................     75,000     65,625
                                                            ----------
                                                             1,325,225
                                                            ----------
         Hospital Supplies -- 0.24%
           Universal Hospital Services, Inc.:
            10.13% due 11/01/11.................    250,000    258,750
                                                            ----------
         Household Products -- 0.51%
           ACCO Brands Corp.:
            7.63% due 08/15/15..................     75,000     71,063

August 31, 2006 HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   21


                                                    Principal    Value
                                                     Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Household Products (continued)
        Jostens Holding Corp.:
         10.25% due 12/01/13(3).................... $  275,000 $  222,062
        Prestige Brands, Inc.:
         9.25% due 04/15/12........................     50,000     49,750
        Visant Holding Corp.:
         8.75% due 12/01/13*.......................    200,000    196,000
                                                               ----------
                                                                  538,875
                                                               ----------
      Information Processing - Services -- 0.17%
        Sunguard Data Systems, Inc.:
         9.13% due 08/15/13........................    175,000    180,688
                                                               ----------
      Information Processing - Software -- 0.60%
        Activant Solutions, Inc.:
         9.50% due 05/01/16*.......................    175,000    164,063
        Spheris, Inc.:
         11.00% due 12/15/12.......................    200,000    185,000
        SS&C Technologies, Inc.:
         11.75% due 12/01/13*......................    275,000    287,375
                                                               ----------
                                                                  636,438
                                                               ----------
      Insurance -- 0.35%
        Crum & Forster Holdings Corp.:
         10.38% due 06/15/13.......................    275,000    273,625
        Presidental Life Corp.:
         7.88% due 02/15/09........................    100,000     93,000
                                                               ----------
                                                                  366,625
                                                               ----------
      Leisure & Tourism -- 4.40%
        AMC Entertainment, Inc.:
         9.88% due 02/01/12........................    175,000    178,938
        Cinemark, Inc.:
         9.75% due 03/15/14(3).....................    225,000    175,500
        Eldorado Casino Shreveport Capital Corp.:
         10.00% due 08/01/12(4)(8).................    429,222    390,592
        Eldorado Resorts LLC:
         9.00% due 04/15/14(1)(8)..................    475,000    475,000
        Gaylord Entertainment Co.:
         6.75% due 11/15/14........................    250,000    237,500
        K2, Inc.:
         7.38% due 07/01/14........................     75,000     72,750
        MGM Mirage, Inc.:
         5.88% due 02/27/14........................  1,375,000  1,254,687
        NPC International, Inc.:
         9.50% due 05/01/14*.......................    300,000    290,250
        Restaurant Co.:
         10.00% due 10/01/13.......................    100,000     89,250
        Riviera Holdings Corp.:
         11.00% due 06/15/10.......................    150,000    157,875
        Starwood Hotels & Resorts Worldwide, Inc.:
         7.88% due 05/01/12........................    250,000    270,625
        Station Casinos, Inc.:
         6.63% due 03/15/18........................    125,000    111,563
        TDS Investor Corp.:
         9.88% due 09/01/14*.......................     75,000     73,312
         10.02% due 09/01/14*(9)...................     75,000     73,125
         11.88% due 09/01/16*......................    300,000    292,500
        True Temper Sports, Inc.:
         8.38% due 09/15/11........................    275,000    244,750
        Waterford Gaming LLC:
         8.63% due 09/15/12*.......................    266,000    280,298
                                                               ----------
                                                                4,668,515
                                                               ----------
      Machinery -- 0.55%
        Case New Holland, Inc.:
         6.00% due 06/01/09........................    300,000    294,000
        Dresser-Rand Group, Inc.:
         7.38% due 11/01/14........................    198,000    190,575

                                                   Principal    Value
                                                    Amount     (Note 2)

        ----------------------------------------------------------------
        Machinery (continued)
          Stewart & Stevenson LLC:
           10.00% due 07/15/14*................... $  100,000 $  102,500
                                                              ----------
                                                                 587,075
                                                              ----------
        Manufacturing -- 0.29%
          Covalence Specialty Materials Corp.:
           10.25% due 03/01/16*...................    125,000    120,000
          Indalex Holding Corp.:
           11.50% due 02/01/14*...................    175,000    186,375
                                                              ----------
                                                                 306,375
                                                              ----------
        Metals -- 1.52%
          Allegheny Technologies, Inc.:
           8.38% due 12/15/11.....................    100,000    105,750
          Chaparral Steel Co.:
           10.00% due 07/15/13....................    300,000    331,500
          Crown Cork & Seal Co., Inc.:
           7.38% due 12/15/26.....................    350,000    316,750
           8.00% due 04/15/23.....................    575,000    543,375
          Freeport McMoRan Resources:
           7.00% due 02/15/08.....................    125,000    124,688
          Metals USA, Inc.:
           11.13% due 12/01/15*...................    175,000    192,937
          Renco Metals, Inc.:
           11.50% due 07/01/03+(1)(5)(6)(8).......    210,000          0
                                                              ----------
                                                               1,615,000
                                                              ----------
        Multimedia -- 0.67%
          Cablevision Systems Corp.:
           8.00% due 04/15/12.....................    155,000    155,775
          Charter Communications Holdings II LLC:
           10.25% due 09/15/10....................    350,000    353,500
          Haights Cross Operating Co.:
           11.75% due 08/15/11....................    200,000    206,250
                                                              ----------
                                                                 715,525
                                                              ----------
        Oil & Gas -- 7.55%
          Allis-Chalmers Energy, Inc.:
           9.00% due 01/15/14*....................    300,000    305,250
          Atlas Pipeline Partners LP:
           8.13% due 12/15/15.....................    250,000    255,000
          Belden & Blake Corp.:
           8.75% due 07/15/12.....................    125,000    128,125
          Brigham Exploration Co.:
           9.63% due 05/01/14*....................    300,000    297,750
          Chaparral Energy, Inc.:
           8.50% due 12/01/15.....................    500,000    503,750
          Chesapeake Energy Corp.:
           6.25% due 01/15/18.....................    200,000    184,500
           6.63% due 01/15/16.....................  1,225,000  1,176,000
           6.88% due 11/15/20.....................    125,000    117,812
          Colorado Interstate Gas Co.:
           6.85% due 06/15/37.....................    175,000    176,008
          Compton Petroleum Finance Corp.:
           7.63% due 12/01/13.....................    250,000    243,750
          Dynegy-Roseton/Danskammer:
           7.67% due 11/08/16.....................    275,000    270,875
          El Paso Production Holding Co.:
           7.75% due 06/01/13.....................  1,350,000  1,370,250
          Encore Acquisition Co.:
           6.00% due 07/15/15.....................    100,000     92,750
           6.25% due 04/15/14.....................     50,000     47,000
          Exco Resources, Inc.:
           7.25% due 01/15/11.....................    170,000    165,325
          Hanover Compressor Co.:
           8.63% due 12/15/10.....................    150,000    156,000
          Hilcorp Energy LP:
           7.75% due 11/01/15*....................    425,000    417,562
           10.50% due 09/01/10*...................    146,000    158,410

22  HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                   Principal   Value
                                                    Amount    (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS (continued)
        Oil & Gas (continued)
          Newfield Exploration Co.:
           6.63% due 09/01/14..................... $150,000  $  146,625
          Oslo Seismic Services, Inc.:
           8.28% due 06/01/11.....................  198,358     203,049
          Pride International, Inc.:
           7.38% due 07/15/14.....................   75,000      76,313
          Quicksilver Resources, Inc.:
           7.13% due 04/01/16.....................  150,000     143,250
          Seitel, Inc.:
           11.75% due 07/15/11....................  425,000     490,875
          Tennessee Gas Pipeline Co.:
           7.00% due 10/15/28.....................  350,000     341,220
          Transmeridian Exploration, Inc.:
           12.00% due 12/15/10....................  275,000     276,375
          Verasun Energy Corp.:
           9.88% due 12/15/12.....................  250,000     265,625
                                                             ----------
                                                              8,009,449
                                                             ----------
        Paper/Forest Products -- 1.66%
          Bowater, Inc.:
           6.50% due 06/15/13.....................  775,000     689,750
          Caraustar Industries, Inc.:
           7.38% due 06/01/09.....................  350,000     327,250
          Pliant Corp.:
           11.13% due 09/01/09....................  767,000     740,155
                                                             ----------
                                                              1,757,155
                                                             ----------
        Pollution Control -- 0.66%
          Allied Waste North America, Inc.:
           8.50% due 12/01/08.....................  675,000     702,000
                                                             ----------
        Real Estate Investment Trusts -- 1.37%
          National Health Investors, Inc.:
           7.30% due 07/16/07.....................  200,000     200,430
          Omega Healthcare Investors, Inc.:
           7.00% due 04/01/14.....................  325,000     319,313
          Senior Housing Properties Trust:
           8.63% due 01/15/12.....................  525,000     560,437
          Trustreet Properties, Inc.:
           7.50% due 04/01/15.....................  375,000     371,719
                                                             ----------
                                                              1,451,899
                                                             ----------
        Retail -- 1.37%
          Dave & Buster's, Inc:
           11.25% due 03/15/14*...................  200,000     186,000
          Ferrellgas LP:
           6.75% due 05/01/14.....................  350,000     336,875
          General Nutrition Centers, Inc.:
           8.50% due 12/01/10.....................  200,000     191,000
          MTS, Inc.:
           9.38% due 03/15/09(1)(2)(4)(5)(8)(10)..   16,572       4,309
          Neiman-Marcus Group, Inc.:
           9.00% due 10/15/15.....................  250,000     265,625
          Rite Aid Corp.:
           8.13% due 05/01/10.....................  250,000     250,937
          Saks, Inc.:
           9.88% due 10/01/11.....................  200,000     216,500
                                                             ----------
                                                              1,451,246
                                                             ----------
        Semiconductors -- 0.23%
          Advanced Micro Devices, Inc.:
           7.75% due 11/01/12.....................  244,000     244,915
                                                             ----------
        Telecommunications -- 5.88%
          American Cellular Corp.:
           10.00% due 08/01/11....................  600,000     624,000
          Centennial Communications Corp.:
           10.00% due 01/01/13....................   54,000      53,865
           10.13% due 06/15/13....................  175,000     184,625
           11.26% due 01/01/13(9).................  250,000     258,125
          Cincinnati Bell Telephone Co.:
           7.18% due 12/15/23.....................   50,000      50,250
           7.20% due 11/29/23.....................  275,000     266,750

                                                  Principal    Value
                                                   Amount     (Note 2)

        ----------------------------------------------------------------
        Telecommunications (continued)
          Cincinnati Bell, Inc.:
           7.00% due 02/15/15.................... $  175,000 $   170,625
           7.25% due 06/15/23....................     50,000      47,750
          ICO North America, Inc. (convertible):
           7.50% due 08/15/09(1)(8)(10)..........    250,000     307,500
          Insight Midwest LP:
           9.75% due 10/01/09....................    100,000     101,750
          LCI International, Inc.:
           7.25% due 06/15/07....................  1,650,000   1,650,000
          Qwest Corp.:
           7.50% due 10/01/14*...................    250,000     254,375
          Rural Cellular Corp.:
           8.25% due 03/15/12*...................    275,000     281,875
           9.75% due 01/15/10....................    500,000     497,500
           11.24% due 11/01/12(9)................    225,000     231,750
          Windstream Corp.:
           8.63% due 08/01/16*...................    875,000     925,312
          Zeus Special Subsidiary, Ltd.:
           9.25% due 02/01/15*(3)................    475,000     325,375
                                                             -----------
                                                               6,231,427
                                                             -----------
        Textile - Products -- 0.21%
          Collins & Aikman Floor Cover:
           9.75% due 02/15/10....................    225,000     221,063
                                                             -----------
        Utilities - Electric -- 5.57%
          AES Corp.:
           8.75% due 05/15/13*...................    450,000     483,187
          Calpine Corp.:
           8.75% due 07/15/13*(2)(5).............  2,968,000   2,938,320
          Edison Mission Energy:
           7.50% due 06/15/13*...................    250,000     250,000
           7.75% due 06/15/16*...................    100,000     100,000
          Mirant Americas Generation LLC:
           8.30% due 05/01/11....................    200,000     200,000
          Mission Energy Holding Co.:
           13.50% due 07/15/08...................    950,000   1,062,812
          NRG Energy, Inc.:
           7.38% due 02/01/16....................    675,000     664,875
          Reliant Energy, Inc.:
           6.75% due 12/15/14....................     75,000      70,688
          Reliant Resources, Inc.:
           9.50% due 07/15/13....................    134,000     139,360
          Southern Energy, Inc.:
           7.90% due 07/15/09+(1)(8)(10).........  1,225,000           0
                                                             -----------
                                                               5,909,242
                                                             -----------
        Utilities - Gas, Pipeline -- 3.13%
          Copano Energy LLC:
           8.13% due 03/01/16....................    225,000     227,813
          El Paso Natural Gas Co.:
           7.63% due 08/01/10....................     50,000      51,375
           8.63% due 01/15/22....................    525,000     592,290
          Markwest Energy Partners LP:
           6.88% due 11/01/14....................    200,000     187,500
          NGC Corp. Capital Trust I:
           8.32% due 06/01/27....................  1,125,000     981,562
          Pacific Energy Partners LP:
           6.25% due 09/15/15....................    194,000     189,635
           7.13% due 06/15/14....................    281,000     283,810
          Transcontinental Gas Pipe Line Corp.:
           7.00% due 08/15/11....................     75,000      76,594
           8.88% due 07/15/12....................    125,000     138,594
          Williams Cos., Inc.:
           7.88% due 09/01/21....................    575,000     585,062
                                                             -----------
                                                               3,314,235
                                                             -----------
        Total Corporate Bonds
           (Cost $76,319,887)....................             77,354,182
                                                             -----------

August 31, 2006 HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   23


                                                         Principal    Value
                                                          Amount     (Note 2)
  ----------------------------------------------------------------------------
  FOREIGN BONDS & NOTES -- 8.71%
  Broadcasting -- 0.99%
    Telenet Group Holding NV:
     11.50% due 06/15/14*(3)............................ $1,220,000 $1,049,200
                                                                    ----------
  Chemical -- 0.83%
    Rhodia SA:
     8.88% due 06/01/11.................................    864,000    883,440
                                                                    ----------
  Coal -- 0.22%
    Adaro Finance B.V.:
     8.50% due 12/08/10*................................    225,000    228,375
                                                                    ----------
  Commercial Services -- 0.43%
    North American Energy Partners, Inc.:
     8.75% due 12/01/11.................................    135,000    135,000
     9.00% due 06/01/10.................................    300,000    318,000
                                                                    ----------
                                                                       453,000
                                                                    ----------
  Drugs -- 0.78%
    Elan Finance PLC/ Elan Finance Corp.:
     7.75% due 11/15/11.................................    625,000    600,000
     9.41% due 11/15/11(9)..............................    225,000    227,250
                                                                    ----------
                                                                       827,250
                                                                    ----------
  Electronics/Electrical Equipment -- 0.07%
    Celestica, Inc.:
     7.63% due 07/01/13.................................     75,000     73,688
                                                                    ----------
  Financial Services -- 0.90%
    Bluewater Finance, Ltd.:
     10.25% due 02/15/12................................    300,000    301,125
    Nell AF SARL:
     8.38% due 08/15/15*................................    650,000    650,812
                                                                    ----------
                                                                       951,937
                                                                    ----------
  Freight -- 0.22%
    Ultrapetrol Bahamas, Ltd.:
     9.00% due 11/24/14.................................    250,000    230,000
                                                                    ----------
  Insurance -- 0.59%
    Fairfax Financial Holdings, Ltd.:
     7.75% due 04/26/12.................................    193,000    164,050
     8.25% due 10/01/15.................................    550,000    458,562
                                                                    ----------
                                                                       622,612
                                                                    ----------
  Leisure & Tourism -- 0.47%
    Corporacion Interamericana de Entretenimiento SA:
     8.88% due 06/14/15*................................    299,000    291,525
    Grupo Posadas SA de CV:
     8.75% due 10/04/11*................................    200,000    209,000
                                                                    ----------
                                                                       500,525
                                                                    ----------
  Metals -- 0.25%
    CSN Islands VIII Corp.:
     9.75% due 12/16/13*................................     50,000     57,000
     10.00% due 01/15/15*...............................    175,000    203,875
                                                                    ----------
                                                                       260,875
                                                                    ----------
  Paper/Forest Products -- 0.93%
    Abitibi-Cons., Inc.:
     8.55% due 08/01/10.................................    875,000    864,062
     8.85% due 08/01/30.................................    150,000    127,875
                                                                    ----------
                                                                       991,937
                                                                    ----------
  Railroads & Equipment -- 0.07%
    Grupo Transportacion Ferroviaria Mexicana SA DE CV:
     9.38% due 05/01/12.................................     75,000     79,406
                                                                    ----------
  Retail -- 0.31%
    Jean Coutu Group, Inc.:
     8.50% due 08/01/14.................................    125,000    119,225

                                                         Principal
                                                          Amount/    Value
                                                          Shares    (Note 2)

  ---------------------------------------------------------------------------
  Retail (continued)
    Vitro Envases Norteamerica SA:
     10.75% due 07/23/11*............................... $200,000  $  210,000
                                                                   ----------
                                                                      329,225
                                                                   ----------
  Semiconductors -- 0.48%
    Avago Technologies Finance Ltd.:
     10.13% due 12/01/13*...............................  350,000     366,188
    STATS ChipPAC, Ltd.:
     6.75% due 11/15/11.................................  150,000     144,000
                                                                   ----------
                                                                      510,188
                                                                   ----------
  Telecommunications -- 1.17%
    Intelsat Bermuda, Ltd.:
     11.25% due 06/15/16*...............................  250,000     259,063
    Intelsat, Ltd.:
     9.25% due 06/15/16*................................  500,000     520,000
    Nordic Telephone Co Holding ApS:
     8.88% due 05/01/16*................................  325,000     338,000
    Rogers Wireless, Inc.:
     7.25% due 12/15/12.................................  125,000     128,906
                                                                   ----------
                                                                    1,245,969
                                                                   ----------
  Utilities - Electric -- 0.00%
    AES Drax Energy, Ltd.:
     11.50% due 08/30/10 +(2)(8)........................  475,000          48
                                                                   ----------
  Total Foreign Bonds & Notes
     (Cost $9,507,426)..................................            9,237,675
                                                                   ----------
  SUPRANATIONAL -- 0.15%
  Semiconductors -- 0.15%
    MagnaChip Semiconductor SA:
     6.88% due 12/15/11.................................  175,000     142,625
     8.00% due 12/15/14.................................   25,000      16,000
                                                                   ----------
                                                                      158,625
                                                                   ----------
  Total Supranational
     (Cost $197,627)....................................              158,625
                                                                   ----------
  COMMON STOCK -- 4.41%
  Healthcare -- 0.09%
    Critical Care Systems International, Inc.(1)(8)(10).   13,262      92,834
                                                                   ----------
  Leisure & Tourism -- 0.05%
    Shreveport Gaming Holdings, Inc.+(1)(8)(10).........    2,501      57,581
                                                                   ----------
  Oil & Gas -- 1.12%
    Transmeridian Exploration, Inc.+....................    3,095      15,784
    Trico Marine Services, Inc.+........................   32,840   1,177,971
                                                                   ----------
                                                                    1,193,755
                                                                   ----------
  Retail -- 0.00%
    MTS, Inc.+(1)(8)(11)................................    3,863           0
                                                                   ----------
  Telecommunications -- 2.89%
    iPCS, Inc.+(8)......................................   58,957   3,061,047
                                                                   ----------
  Utilities - Electric -- 0.26%
    Mirant Corp.+.......................................    9,517     275,708
                                                                   ----------
  Total Common Stock
     (Cost $1,736,688)..................................            4,680,925
                                                                   ----------
  PREFERRED STOCK -- 0.93%
  Commercial Services -- 0.06%
    Rent-Way, Inc. (convertible):
     8.00%(1)(8)(11)....................................        4      59,895
                                                                   ----------
  Multimedia -- 0.74%
    ION Media Networks, Inc.
     14.25%(4)..........................................       92     791,200
                                                                   ----------
  Retail -- 0.13%
    GNC Corp.:
     12.00%(4)(8).......................................      125     137,500
                                                                   ----------
  Total Preferred Stock
     (Cost $928,026)....................................              988,595
                                                                   ----------

24  HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                            Principal
                                                             Amount/      Value
                                                             Shares      (Note 2)
-----------------------------------------------------------------------------------
WARRANTS -- 0.02%+
Commercial Services -- 0.00%
  Maxim Crane Works Holdings, Inc.:
   Expires 01/20/10 (Strike Price $30.05)(1)(8)............       226  $          0
   Expires 01/20/10 (Strike Price $31.58)(1)(8)............       231             0
   Expires 01/20/10 (Strike Price $33.04)(1)(8)............       168             0
                                                                       ------------
                                                                                  0
                                                                       ------------
Oil & Gas -- 0.02%
  Transmeridian Exploration, Inc.:
   Expires 12/15/10 (Strike Price $4.31)(1)................    13,811        27,621
                                                                       ------------
Telecommunications -- 0.00%
  GT Group Telecommunications, Inc.:
   Expires 02/01/10 *(1)(8)(10)............................       200             2
                                                                       ------------
Total Warrants
   (Cost $163,443).........................................                  27,623
                                                                       ------------
Total Long-Term Investment Securities
   (Cost $88,853,097)......................................              92,447,625
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 9.43%
Commercial Paper -- 9.43%
  Dresdner U.S. Finance:
   5.27% due 09/01/06...................................... 5,000,000     5,000,000
  Rabobank USA Financial Corp.:
   5.27% due 09/01/06...................................... 5,000,000     5,000,000
                                                                       ------------
                                                                         10,000,000
                                                                       ------------
Total Short-Term Investment Securities
   (Cost $10,000,000)......................................              10,000,000
                                                                       ------------
REPURCHASE AGREEMENT -- 3.15%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $3,340,448 and collateralized
   by Federal Home Loan Banks Notes, bearing interest at
   3.63%, due 01/15/08 and having an approximate value of
   $3,440,744 (Cost $3,340,000)............................ 3,340,000     3,340,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $102,193,097)(7)..................................     99.73%  105,787,625
Other assets less liabilities..............................      0.27%      282,384
                                                            ---------  ------------
NET ASSETS                                                     100.00% $106,070,009
                                                            =========  ============

--------
+  Non-income producing security
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normal to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $17,687,408 representing 16.68% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Fair valued security (see Note 2)
(2)Bond in default
(3)"Step up" security where the coupon rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(4)PIK ("Payment-in-Kind) security. Payments made with additional securities in lieu of cash.
(5)Company has filed for Chapter 11 bankruptcy protection.
(6)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(7)See Note 5 for cost of investments on a tax basis.
(8)Illiquid security
(9)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2006.
(10)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the High Yield Bond Fund held the following restricted securities:

                                     Principal                        Market    Value as a
                         Acquisition  Amount/   Acquisition  Market    Value     % of Net
Name                        Date      Shares       Cost      Value   Per Share    Assets
------------------------ ----------- ---------- ----------- -------- ---------- ----------
Critical Care Systems
 International, Inc.
 Common Stock...........  06/04/05   $    1,420  $ 12,824
                                          2,368    21,394
                                          4,737    37,189
                                          4,737    35,230
                                     ----------  --------
                                         13,262   106,637   $ 92,834 $     7.00    0.09%
GT Group
 Telecommunications,
 Inc.
 Warrant................  09/05/00          200         0          2       0.01    0.00
ICO North America, Inc.:
 7.50% due
 08/15/09...............  08/11/05      250,000   250,000    307,500       1.23    0.29
MTS, Inc.:
 9.38% due
 03/15/09...............  03/16/04       13,636    47,099
                          09/03/04          681       681
                          03/19/05          715       143
                          09/04/05          751       195
                          03/04/06          789       205
                                     ----------  --------
                                         16,572    48,323      4,309       0.26    0.00
MTS, Inc.:
 Common Stock...........  03/16/04        3,863         -          -          -       -
Rent-Way, Inc. 8%
 Convertible Preferred
 Stock..................  05/29/03            3    25,000
                          05/14/04            1    10,000
                                     ----------  --------
                                              4    35,000     59,895  17,112.76    0.06
Shreveport Gaming
 Holdings, Inc.
 Common Stock...........  07/21/05          531    12,228
                          07/29/05        1,970    45,355
                                     ----------  --------
                                          2,501    57,583     57,581      23.02    0.05
Southern Energy, Inc.:
 7.90% due
 07/15/09...............  01/10/06   $1,225,000         -          -          -    0.00
                                                            --------               ----
                                                            $522,121               0.49%
                                                            ========               ====

(11)Company has filed for Chapter 7 bankruptcy protection.

See Notes to Financial Statements

August 31, 2006   INTERNATIONAL SMALL CAP EQUITY FUND - PORTFOLIO PROFILE    25
                                        (Unaudited)

Industry Allocation*

                   Commercial Services...............   6.72%
                   Repurchase Agreement..............   6.45%
                   Retail............................   6.14%
                   Information Processing -- Services   6.13%
                   Financial Services................   6.06%
                   Electronics/Electrical Equipment..   5.86%
                   Machinery.........................   5.48%
                   Leisure & Tourism.................   4.84%
                   Automotive........................   3.79%
                   Banks.............................   3.55%
                   Freight...........................   3.45%
                   Apparel & Products................   2.94%
                   Drugs.............................   2.44%
                   Manufacturing.....................   2.34%
                   Foods.............................   2.33%
                   Chemical..........................   2.19%
                   Oil & Gas.........................   2.17%
                   Telecommunications................   2.06%
                   Real Estate.......................   1.91%
                   Home Builders.....................   1.85%
                   Beverages.........................   1.72%
                   Hospital Supplies.................   1.58%
                   Insurance.........................   1.34%
                   Information Processing -- Software   1.33%
                   Medical -- Biomedical/Gene........   1.26%
                   Appliances/Furnishings............   1.25%
                   Pollution Control.................   1.23%
                   Paper/Forest Products.............   1.11%
                   Building Materials................   1.09%
                   Multimedia........................   1.09%
                   Information Processing -- Hardware   1.08%
                   Mining............................   0.95%
                   Broadcasting......................   0.93%
                   Conglomerates.....................   0.80%
                   Aerospace/Defense.................   0.72%
                   Human Resources...................   0.71%
                   Utilities -- Electric.............   0.71%
                   Household Products................   0.68%
                   Advertising.......................   0.63%
                   Medical Technology................   0.58%
                   Shipbuilding......................   0.57%
                   Metals............................   0.56%
                   Schools...........................   0.46%
                   Publishing........................   0.45%
                   Healthcare........................   0.29%
                   Textile -- Products...............   0.29%
                   Semiconductors....................   0.17%
                   Investment Company................   0.11%
                   Hardware & Tools..................   0.07%
                                                      ------
                                                      102.46%
                                                      ======


Country Allocation*

                             Japan.........  32.07%
                             Germany.......   8.52%
                             United States.   7.86%
                             Sweden........   7.75%
                             France........   6.69%
                             United Kingdom   4.54%
                             Norway........   4.00%
                             Denmark.......   3.85%
                             Greece........   2.77%
                             Italy.........   2.56%
                             Australia.....   2.47%
                             Switzerland...   2.31%
                             Singapore.....   2.27%
                             Hong Kong.....   2.23%
                             Ireland.......   1.97%
                             Finland.......   1.77%
                             Spain.........   1.72%
                             Bermuda.......   1.34%
                             Luxembourg....   1.06%
                             Netherlands...   1.05%
                             Korea.........   0.77%
                             Indonesia.....   0.69%
                             Thailand......   0.58%
                             Cayman Islands   0.55%
                             Taiwan........   0.54%
                             Malaysia......   0.40%
                             China.........   0.13%
                                            ------
                                            102.46%
                                            ======

*  Calculated as a percentage of Net Assets

26       INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       August 31, 2006
                            INVESTMENTS


                                                                 Value
                                                      Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 94.39%
      Advertising -- 0.63%
        Moshi Moshi Hotline, Inc....................    70,350 $ 2,696,665
                                                               -----------
      Aerospace/Defense -- 0.72%
        Japan Aviation Electronics Industry, Ltd....   220,000   3,088,377
                                                               -----------
      Apparel & Products -- 1.32%
        Nagaileben Co., Ltd.........................    18,000     379,488
        Shenzhou International Group Holdings, Ltd.. 1,001,000     435,035
        Tod's SpA...................................    58,119   4,832,398
                                                               -----------
                                                                 5,646,921
                                                               -----------
      Appliances/Furnishings -- 1.25%
        Corona Corp.................................    40,000     713,829
        Rational AG.................................    20,549   3,712,278
        Sanyo Electric Taiwan Co., Ltd.............. 1,422,000     912,079
                                                               -----------
                                                                 5,338,186
                                                               -----------
      Automotive -- 3.79%
        ElringKlinger AG............................   118,932   6,234,967
        Exedy Corp..................................    80,300   2,250,411
        Great Wall Motor Co., Ltd...................   700,000     549,937
        GUD Holdings, Ltd...........................    77,919     420,603
        Somboon Advance Technology PCL+(1).......... 1,740,200     639,030
        Teikoku Piston Ring Co., Ltd................   216,900   2,281,797
        TI Automotive, Ltd., Class A+(1)(2)(4)......     7,400           0
        USS Co., Ltd................................    47,000   3,186,848
        Xinyi Glass Holding Co., Ltd................ 2,036,000     651,855
                                                               -----------
                                                                16,215,448
                                                               -----------
      Banks -- 3.55%
        Banco Pastor SA.............................   247,160   3,505,304
        Banque Cantonale Vaudoise...................    16,010   6,064,640
        Piraeus Bank SA.............................   164,490   4,303,235
        Wing Hang Bank, Ltd.........................   136,000   1,302,774
                                                               -----------
                                                                15,175,953
                                                               -----------
      Beverages -- 1.72%
        Asahi Soft Drinks Co., Ltd..................   178,000   2,492,713
        Oenon Holdings, Inc.........................   190,000     752,587
        Royal Unibrew AS............................    38,090   4,121,445
                                                               -----------
                                                                 7,366,745
                                                               -----------
      Broadcasting -- 0.93%
        Tandberg Television ASA+....................   287,309   3,965,155
                                                               -----------
      Building Materials -- 1.09%
        Bauer AG+...................................    87,910   2,241,254
        Nichias Corp................................   328,000   2,430,768
                                                               -----------
                                                                 4,672,022
                                                               -----------
      Chemical -- 2.19%
        Asahi Denka Co., Ltd........................   192,100   2,053,627
        China Sky Chemical Fibre Co., Ltd........... 1,666,000   1,058,618
        Fujimi, Inc.................................    32,500     829,145
        Kingboard Chemicals Holdings, Ltd...........   394,000   1,271,580
        Lintec Corp.................................   145,000   3,569,573
        SSCP Co., Ltd.+.............................    30,700     586,024
                                                               -----------
                                                                 9,368,567
                                                               -----------
      Commercial Services -- 6.72%
        Aker Kvaerner ASA...........................    55,851   5,344,805
        Alesco Corp., Ltd...........................    47,318     326,952
        Coates Hire, Ltd............................    93,071     417,831
        Detica Group PLC............................   409,340   2,353,801
        Groupe Steria SCA...........................    63,430   3,175,770
        Intage, Inc.................................    80,000   1,795,647
        Koninklijke BAM Groep NV....................   224,655   4,469,793
        Kyoritsu Maintenace Co., Ltd................    13,300     399,923
        Park24 Co., Ltd.............................    75,300   2,309,127
        SBS Co., Ltd................................       478   1,331,454

                                                               Value
                                                    Shares    (Note 2)

        ----------------------------------------------------------------
        Commercial Services (continued)
          Secom Techno Service Co., Ltd...........    46,000 $ 2,096,341
          SembCorp Marine, Ltd....................   499,000   1,097,087
          Totetsu Kogyo Co., Ltd..................   110,000     673,709
          Transfield Services, Ltd................    88,850     567,117
          WorleyParsons, Ltd......................    30,500     421,024
          YIT Oyj.................................    89,509   1,943,731
                                                             -----------
                                                              28,724,112
                                                             -----------
        Conglomerates -- 0.80%
          Amano Corp..............................   117,000   1,628,502
          First Pacific Co........................ 2,584,000   1,162,879
          Guangzhou Investment Co., Ltd........... 3,374,000     629,053
                                                             -----------
                                                               3,420,434
                                                             -----------
        Drugs -- 2.44%
          Ain Pharmaciez, Inc.....................    19,000     318,838
          Fujirebio, Inc..........................    70,000   1,723,242
          Hisamitsu Pharmaceutical Co., Inc.......    94,100   2,645,173
          Nippon Chemiphar Co., Ltd.+.............   213,000   1,190,238
          Toho Pharmaceutical Co., Ltd............    97,800   1,610,353
          Tsumura & Co............................   118,000   2,960,177
                                                             -----------
                                                              10,448,021
                                                             -----------
        Electronics/Electrical Equipment -- 5.86%
          ASM SpA.................................   542,748   2,312,010
          Bang & Olufsen AS.......................    45,460   4,661,243
          Iriso Electronics Co., Ltd..............    49,500   1,817,326
          Kumho Electric Co., Ltd.................    13,540     650,731
          Miraial Co., Ltd........................    15,000   1,404,233
          Neopost SA..............................    59,500   6,955,841
          SUNX, Ltd...............................    22,800     553,516
          Thielert AG+............................    93,529   2,682,874
          TXC Corp................................   467,455     692,021
          Wolfson Microelectronics PLC+...........   364,410   3,320,097
                                                             -----------
                                                              25,049,892
                                                             -----------
        Financial Services -- 6.06%
          Compagnie Financiere Tradition..........    22,550   2,748,101
          D. Carnegie & Co. AB....................   331,549   5,901,891
          Grenkeleasing AG........................    46,910   2,825,241
          Hellenic Exchanges Holdings SA..........   225,260   3,636,256
          Kenedix, Inc............................       418   2,015,316
          Kyokuto Securities Co., Ltd.............    88,100   1,092,667
          Marfin Financial Group SA...............   115,539   3,892,998
          Okasan Holdings, Inc....................   169,000   1,741,897
          UFJ Central Leasing Co., Ltd............    43,800   2,033,391
                                                             -----------
                                                              25,887,758
                                                             -----------
        Foods -- 2.33%
          Celestial Nutrifoods, Ltd.+............. 1,354,000   1,359,377
          Iaws Group PLC..........................   189,170   3,792,857
          Kuala Lumpur Kepong Bhd.................   223,000     690,627
          Luzhou Bio-Chem Technology, Ltd......... 1,980,000     931,025
          Olam International, Ltd................. 1,109,000   1,127,498
          Singapore Food Industries, Ltd.......... 1,026,000     593,271
          Synear Food Holdings, Ltd.+.............   132,000      81,360
          Unicharm Petcare Corp...................    17,000     708,122
          Xiwang Sugar Holdings Co., Ltd.......... 1,232,000     666,909
                                                             -----------
                                                               9,951,046
                                                             -----------
        Freight -- 3.45%
          Cargotec Corp...........................   129,769   5,627,681
          DSV AS..................................    34,180   5,541,687
          Hamakyorex Co., Ltd.....................    23,000     656,331
          Sankyu, Inc.............................   369,000   2,030,530
          Thoresen Thai Agencies Public Co., Ltd.. 1,401,000     894,731
                                                             -----------
                                                              14,750,960
                                                             -----------

August 31, 2006      INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       27
                                  INVESTMENTS - CONTINUED


                                                                  Value
                                                       Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Hardware & Tools -- 0.07%
       Wellcall Holdings Bhd.........................   661,400 $   305,455
                                                                -----------
     Healthcare -- 0.29%
       Primary Health Care, Ltd......................    33,950     304,829
       Raffles Medical Group, Ltd.................... 1,642,000     949,465
                                                                -----------
                                                                  1,254,294
                                                                -----------
     Home Builders -- 1.85%
       JM AB.........................................   221,560   3,454,805
       Kaufman & Broad SA............................    57,870   3,262,166
       Token Corp....................................    17,000   1,174,411
                                                                -----------
                                                                  7,891,382
                                                                -----------
     Hospital Supplies -- 1.58%
       Elekta AB.....................................   269,261   4,755,949
       Mani, Inc.....................................    31,300   1,999,659
                                                                -----------
                                                                  6,755,608
                                                                -----------
     Household Products -- 0.68%
       Amorepacific Corp.+...........................     1,202     522,663
       La Parler Co., Ltd............................       440   1,326,803
       Milbon Co., Ltd...............................    29,000   1,062,226
                                                                -----------
                                                                  2,911,692
                                                                -----------
     Human Resources -- 0.71%
       Candle Australia, Ltd.........................   261,737     699,427
       Fullcast Co., Ltd.............................       746   2,325,789
                                                                -----------
                                                                  3,025,216
                                                                -----------
     Information Processing - Hardware -- 1.08%
       Ju Teng International Holdings, Ltd.+.........   842,000     147,240
       Otsuka Corp...................................    29,200   2,852,966
       Roland DG Corp................................    53,200   1,635,947
                                                                -----------
                                                                  4,636,153
                                                                -----------
     Information Processing - Services -- 6.13%
       Alten+........................................   124,960   3,813,402
       DeNa Co., Ltd.+...............................       608   1,760,893
       DMX Technologies Group, Ltd.+................. 1,313,000     579,847
       Hitachi Systems & Services, Ltd...............   125,500   2,640,530
       Kakaku.Com., Inc..............................       525   1,520,508
       NDS Group, PLC ADR+...........................   130,374   6,003,723
       Oakton, Ltd...................................   301,565     840,393
       Protect Data AB...............................   161,250   2,458,758
       RaySearch Laboratories AB+....................   108,149   1,783,381
       Seek, Ltd.....................................    63,946     254,855
       Transcom WorldWide SA.........................   474,150   4,547,307
                                                                -----------
                                                                 26,203,597
                                                                -----------
     Information Processing - Software -- 1.33%
       GameLoft+.....................................   416,290   2,378,651
       Intec, Inc....................................    60,000     785,042
       The9, Ltd.+...................................    48,100   1,279,460
       Works Applications Co., Ltd.+.................     1,742   1,224,200
                                                                -----------
                                                                  5,667,353
                                                                -----------
     Insurance -- 1.34%
       Euler Hermes SA...............................    48,705   5,731,292
                                                                -----------
     Investment Company -- 0.11%
       Macquarie Communications Infrastructure Group.   102,914     473,806
                                                                -----------
     Leisure & Tourism -- 4.84%
       Central Sports Co., Ltd.......................    72,600   2,065,540
       Gondola Holdings PLC..........................   492,959   2,984,809
       HIS Co., Ltd..................................   106,300   2,779,854
       IG Group Holdings PLC.........................   729,270   3,277,019
       Kura Corp.....................................       140     356,574
       Punch Taverns PLC.............................   248,458   4,373,594
       Renaissance, Inc..............................    95,000   1,691,299

                                                              Value
                                                   Shares    (Note 2)

         --------------------------------------------------------------
         Leisure & Tourism (continued)
           Resorttrust, Inc......................    94,400 $ 2,653,605
           Shaw Brothers, Ltd....................   261,000     498,693
                                                            -----------
                                                             20,680,987
                                                            -----------
         Machinery -- 5.48%
           Anest Iwata Corp......................    98,000     495,864
           Chen Hsong Holdings, Ltd.............. 1,610,000     892,231
           Disco Corp............................    44,900   2,600,792
           Harmonic Drive Systems, Inc...........       228   1,068,189
           Japan Steel Works, Ltd................   384,000   2,724,750
           Kyowa Exeo Corp.......................   230,000   2,503,854
           Modec, Inc............................    59,600   1,337,757
           Nabtesco Corp.........................   197,000   2,223,476
           Obara Corp............................    37,200   1,473,487
           OSG Corp..............................   106,800   1,719,426
           TCM Corp..............................   274,000     919,596
           Toshiba Machine Co., Ltd..............   255,000   2,265,556
           United Tractors Tbk PT................ 1,278,500     808,110
           Washtec AG+...........................   149,540   2,385,210
                                                            -----------
                                                             23,418,298
                                                            -----------
         Manufacturing -- 2.34%
           Mecalux SA............................   107,814   3,849,568
           Pfleiderer AG.........................   117,932   2,683,332
           Surteco AG............................    30,435   1,163,905
           Toyo Tanso Co., Ltd...................    33,300   2,314,647
                                                            -----------
                                                             10,011,452
                                                            -----------
         Medical - Biomedical/Gene -- 1.26%
           Genmab AS+............................    57,129   2,129,189
           Q-Med AB..............................   236,190   3,251,084
                                                            -----------
                                                              5,380,273
                                                            -----------
         Medical Technology -- 0.58%
           Sysmex Corp...........................    41,300   1,699,212
           Topcon Corp...........................    55,000     779,590
                                                            -----------
                                                              2,478,802
                                                            -----------
         Metals -- 0.56%
           Taewoong Co., Ltd.....................    36,317     838,695
           Tocalo Co., Ltd.......................    46,600   1,536,198
                                                            -----------
                                                              2,374,893
                                                            -----------
         Mining -- 0.95%
           Bradken, Ltd..........................   107,308     478,469
           Independence Group NL.................   222,748     588,435
           Jubilee Mines NL......................   100,119     701,727
           Kagara Zinc, Ltd.+....................   210,143     835,914
           Korea Zinc Co., Ltd...................     8,166     705,064
           Sino Gold, Ltd.+......................   210,129     766,872
                                                            -----------
                                                              4,076,481
                                                            -----------
         Multimedia -- 1.09%
           Modern Times Group AB+................    89,370   4,661,624
                                                            -----------
         Oil & Gas -- 2.17%
           Medco Energi Internasional Tbk PT..... 2,314,000     915,731
           Prosafe ASA...........................    63,670   4,245,002
           Sevan Marine ASA+.....................   669,999   3,550,295
           Singapore Petroleum Co., Ltd..........   182,000     559,733
                                                            -----------
                                                              9,270,761
                                                            -----------
         Paper/Forest Products -- 1.11%
           FP Corp...............................    41,500   1,353,933
           Indah Kiat Pulp & Paper Corp. Tbk PT+. 6,715,000     679,103
           Nine Dragons Paper Holdings, Ltd.+.... 1,244,000   1,135,672
           Singamas Container Holdings, Ltd...... 1,698,000     871,133
           Ta Ann Holdings Bhd...................   335,000     696,210
                                                            -----------
                                                              4,736,051
                                                            -----------

28       INTERNATIONAL SMALL CAP EQUITY FUND - SCHEDULE OF       August 31, 2006
                      INVESTMENTS - CONTINUED



                                                                    Value
                                                         Shares    (Note 2)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Pollution Control -- 1.23%
     Inter-Roller Engineering, Ltd....................  2,328,000 $ 1,242,586
     Munters AB.......................................     82,560   3,229,806
     Transpacific Industries Group, Ltd...............    144,796     801,500
                                                                  -----------
                                                                    5,273,892
                                                                  -----------
   Publishing -- 0.45%
     Gentosha, Inc....................................        262   1,176,149
     West Australian Newspapers Holdings, Ltd.........    101,154     727,517
                                                                  -----------
                                                                    1,903,666
                                                                  -----------
   Real Estate -- 1.91%
     Ascott Group , Ltd...............................  1,608,000   1,062,634
     Central Pattana PCL(1)...........................  1,821,900     945,371
     Great Eagle Holdings, Ltd........................    136,161     451,696
     Icade+...........................................     69,768   3,289,303
     Kawasan Industri Jababeka Tbk PT................. 39,590,000     543,998
     Midland Realty Holdings, Ltd.....................  1,534,000     682,457
     Wing Tai Holdings, Ltd...........................  1,032,000   1,193,481
                                                                  -----------
                                                                    8,168,940
                                                                  -----------
   Retail -- 6.14%
     Culture Convenience Club Co., Ltd................    320,800   3,615,302
     Don Quijote Co, Ltd..............................    170,000   3,475,446
     EDION Corp.......................................     45,000     801,141
     Fairwood Holdings, Ltd...........................    712,000     678,379
     Fielmann AG......................................    106,336   5,558,279
     Grafton Group PLC (Dublin)+......................    123,231   1,686,130
     Grafton Group PLC (London)+......................    215,138   2,949,176
     JB Hi-Fi, Ltd....................................    126,877     483,384
     Nishimatsuya Chain Co., Ltd......................     45,600     877,857
     Right On Co., Ltd................................         50       1,619
     rnb Retail and Brands AB.........................    544,590   3,644,728
     St. Marc Holdings Co., Ltd.......................     37,100   2,465,011
                                                                  -----------
                                                                   26,236,452
                                                                  -----------
   Schools -- 0.46%
     Raffles Education Corp., Ltd.....................    558,000     928,966
     Shuei Yobiko Co., Ltd............................     19,000     356,063
     Tokyo Individualized Educational Institute, Inc..    230,000     681,800
                                                                  -----------
                                                                    1,966,829
                                                                  -----------
   Semiconductors -- 0.17%
     King Yuan Electronics Co., Ltd...................    950,870     711,061
                                                                  -----------
   Shipbuilding -- 0.57%
     Chugoku Marine Paints, Ltd.......................    307,000   1,712,893
     Sasebo Heavy Industries Co., Ltd.+...............    261,000     711,444
                                                                  -----------
                                                                    2,424,337
                                                                  -----------
   Telecommunications -- 2.06%
     Commander Communications, Ltd....................    310,000     466,269
     Digital Multimedia Technologies SpA+.............     69,020   3,811,115
     Okinawa Cellular Telephone Co....................        392   1,041,816
     Telepark Corp....................................        770   1,836,535
     VTech Holdings, Ltd..............................    334,000   1,629,792
                                                                  -----------
                                                                    8,785,527
                                                                  -----------

                                                             Shares/
                                                            Principal      Value
                                                             Amount       (Note 2)

-------------------------------------------------------------------------------------
Textile - Products -- 0.29%
  Texwinca Holdings, Ltd.................................   1,024,000   $    671,497
  Victory City International Holdings, Ltd...............   1,716,000        547,196
                                                                        ------------
                                                                           1,218,693
                                                                        ------------
Utilities - Electric -- 0.71%
  Viridian Group PLC.....................................     159,590      3,044,752
                                                                        ------------
Total Common Stock
   (Cost $372,980,148)...................................                403,445,881
                                                                        ------------
PREFERRED STOCK -- 1.62%
Apparel & Products -- 1.62%
  Hugo Boss AG 7.49%:
   (Cost $6,041,160).....................................     162,069      6,934,996
                                                                        ------------
Total Long-Term Investment Securities
   (Cost $379,021,308)...................................                410,380,877
                                                                        ------------
REPURCHASE AGREEMENT -- 6.45%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $27,573,699 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 5.80%, due 09/02/08 and having an
   approximate value of $28,402,031
   (Cost $27,570,000).................................... $27,570,000     27,570,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $406,591,308)(3)................................      102.46%   437,950,877
Liabilities in excess of other assets....................       (2.46)%  (10,513,767)
                                                          -----------   ------------
NET ASSETS --                                                  100.00%  $427,437,110
                                                          ===========   ============

--------
ADR--AmericanDepository Receipt
+  Non-income producing security
(1)Fair valued security (see Note 2)
(2)Illiquid security
(3)See Note 5 for cost of investments on a tax basis.
(4)To the extent permitted by the Statement of Additional Information, the International Small Cap Equity Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the International Small Cap Equity Fund held the following restricted security:

                                                                        Value
                                                                Market   as a
                                  Principal                     Value    % of
                      Acquisition  Amount/  Acquisition Market   Per     Net
         Name            Date      Shares      Cost     Value   Share   Assets
 -------------------- ----------- --------- ----------- ------- ------- ------
 TI Automotive, Ltd.,
  Class A Common
  Stock.............. 08/22/2001    7,400     $     -   $     - $     -  0.00%
                                                        =======          ====

See Notes to Financial Statements

August 31, 2006    LARGE CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)      29

Industry Allocation*

                   Financial Services................  15.68%
                   Oil & Gas.........................  14.09%
                   Insurance.........................   9.94%
                   Banks.............................   9.04%
                   Information Processing -- Hardware   4.53%
                   Drugs.............................   4.21%
                   Utilities -- Electric.............   3.54%
                   Aerospace/Defense.................   3.13%
                   Telecommunications................   3.07%
                   Leisure & Tourism.................   3.00%
                   Retail............................   2.91%
                   Registered Investment Companies...   2.82%
                   Multimedia........................   2.75%
                   Apparel & Products................   2.11%
                   Savings & Loan....................   2.01%
                   Utilities -- Communication........   1.93%
                   Metals............................   1.90%
                   Hospital Supplies.................   1.64%
                   Tobacco...........................   1.49%
                   Schools...........................   1.32%
                   Beverages.........................   1.30%
                   Conglomerates.....................   1.16%
                   Real Estate Investment Trusts.....   0.98%
                   Foods.............................   0.81%
                   Paper/Forest Products.............   0.76%
                   Chemical..........................   0.75%
                   Machinery.........................   0.71%
                   Household Products................   0.68%
                   Freight...........................   0.44%
                   Advertising.......................   0.39%
                   Airlines..........................   0.38%
                   Information Processing -- Software   0.38%
                   Healthcare........................   0.37%
                   Utilities -- Gas, Distribution....   0.32%
                   Utilities -- Gas, Pipeline........   0.25%
                   Semiconductors....................   0.23%
                   Automotive........................   0.21%
                   Real Estate.......................   0.18%
                   Information Processing -- Services   0.12%
                                                      ------
                                                      101.53%
                                                      ======

*  Calculated as a percentage of net assets.

30        LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS         August 31, 2006


                                                          Value
                                                Shares   (Note 2)
            -------------------------------------------------------
            COMMON STOCK -- 98.71%
            Advertising -- 0.39%
              Omnicom Group, Inc...............   7,900 $   690,618
                                                        -----------
            Aerospace/Defense -- 3.13%
              Boeing Co........................   4,500     337,050
              Lockheed Martin Corp.............  33,700   2,783,620
              Raytheon Co......................  51,900   2,450,199
                                                        -----------
                                                          5,570,869
                                                        -----------
            Airlines -- 0.38%
              US Airways Group, Inc.+..........  15,900     671,775
                                                        -----------
            Apparel & Products -- 2.11%
              AnnTaylor Stores Corp.+..........  45,500   1,810,900
              Payless ShoeSource, Inc.+........  82,600   1,937,796
                                                        -----------
                                                          3,748,696
                                                        -----------
            Automotive -- 0.21%
              AutoNation, Inc.+................  19,680     382,382
                                                        -----------
            Banks -- 9.04%
              Bank of America Corp............. 157,400   8,101,378
              Comerica, Inc....................   9,000     515,250
              First American Corp..............  32,400   1,316,088
              KeyCorp..........................  69,900   2,571,621
              PNC Financial Services Group.....  25,200   1,783,908
              Regions Financial Corp...........  13,700     493,063
              SunTrust Banks, Inc..............   2,300     175,720
              U.S. Bancorp.....................  34,400   1,103,208
                                                        -----------
                                                         16,060,236
                                                        -----------
            Beverages -- 1.30%
              Coca-Cola Enterprises, Inc.......  36,300     809,490
              Pepsi Bottling Group, Inc........  43,000   1,505,430
                                                        -----------
                                                          2,314,920
                                                        -----------
            Chemical -- 0.75%
              Hercules, Inc.+..................  24,700     385,320
              Lyondell Chemical Co.............  31,800     826,164
              Tronox, Inc., Class B............   9,906     127,787
                                                        -----------
                                                          1,339,271
                                                        -----------
            Conglomerates -- 1.16%
              General Electric Co..............  60,300   2,053,818
                                                        -----------
            Drugs -- 4.21%
              King Pharmaceuticals, Inc.+......  38,900     630,958
              Merck & Co., Inc................. 103,500   4,196,925
              Pfizer, Inc......................  96,200   2,651,272
                                                        -----------
                                                          7,479,155
                                                        -----------
            Financial Services -- 15.68%
              American Express Co..............  55,300   2,905,462
              AmeriCredit Corp.+...............  70,800   1,663,092
              Ameriprise Financial, Inc........  28,400   1,298,732
              Capital One Financial Corp.......  39,600   2,894,760
              CapitalSource, Inc...............  34,800     845,640
              Citigroup, Inc................... 167,000   8,241,450
              E*TRADE Group, Inc.+.............  65,900   1,554,581
              JPMorgan Chase & Co.............. 133,160   6,080,086
              Principal Financial Group, Inc...  42,000   2,236,080
              Raymond James Financial, Inc.....   5,600     155,232
                                                        -----------
                                                         27,875,115
                                                        -----------
            Foods -- 0.81%
              ConAgra Foods, Inc...............  47,300   1,125,740
              Del Monte Foods Co...............  28,500     316,350
                                                        -----------
                                                          1,442,090
                                                        -----------
            Freight -- 0.44%
              Overseas Shipholding Group, Inc..  11,600     773,720
                                                        -----------

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Healthcare -- 0.37%
           McKesson Corp...........................  12,800 $   650,240
                                                            -----------
         Hospital Supplies -- 1.64%
           AmerisourceBergen Corp..................  66,200   2,923,392
                                                            -----------
         Household Products -- 0.68%
           Procter & Gamble Co.....................  19,400   1,200,860
                                                            -----------
         Information Processing - Hardware -- 4.53%
           Hewlett-Packard Co...................... 109,300   3,996,008
           International Business Machines Corp....  27,000   2,186,190
           Lexmark International, Inc., Class A+...  33,500   1,878,345
                                                            -----------
                                                              8,060,543
                                                            -----------
         Information Processing - Services -- 0.12%
           Computer Sciences Corp.+................   4,500     213,210
                                                            -----------
         Information Processing - Software -- 0.38%
           BMC Software, Inc.+.....................  25,400     676,148
                                                            -----------
         Insurance -- 9.94%
           Allstate Corp...........................  39,000   2,259,660
           Assurant, Inc...........................  22,700   1,167,915
           Chubb Corp..............................  59,500   2,984,520
           Coventry Health Care, Inc.+.............  15,800     856,992
           Humana, Inc.+...........................  49,400   3,009,942
           MetLife, Inc............................  47,900   2,635,937
           RenaissanceRe Holdings, Ltd.............  10,200     525,300
           W.R. Berkley Corp.......................  55,590   1,945,650
           WellCare Health Plans, Inc.+............  22,900   1,284,232
           XL Capital, Ltd., Class A...............  15,100     991,164
                                                            -----------
                                                             17,661,312
                                                            -----------
         Leisure & Tourism -- 3.00%
           Darden Restaurants, Inc.................  66,300   2,347,020
           McDonald's Corp.........................  73,400   2,635,060
           Wyndham Worldwide Corp.+................  12,160     355,802
                                                            -----------
                                                              5,337,882
                                                            -----------
         Machinery -- 0.71%
           AGCO Corp.+.............................  16,300     405,055
           Cummins, Inc............................   4,300     493,726
           Ingersoll-Rand Co.......................   9,500     361,190
                                                            -----------
                                                              1,259,971
                                                            -----------
         Metals -- 1.90%
           Nucor Corp..............................  39,100   1,910,817
           United States Steel Corp................  25,200   1,465,884
                                                            -----------
                                                              3,376,701
                                                            -----------
         Multimedia -- 2.75%
           CBS Corp................................ 112,100   3,200,455
           Walt Disney Co..........................  56,800   1,684,120
                                                            -----------
                                                              4,884,575
                                                            -----------
         Oil & Gas -- 14.09%
           ChevronTexaco Corp......................  23,100   1,487,640
           ConocoPhillips..........................   3,600     228,348
           Equitable Resources, Inc................  15,500     571,330
           Exxon Mobil Corp........................ 193,740  13,110,386
           Frontier Oil Corp.......................  61,700   2,017,590
           Holly Corp..............................   4,100     187,862
           Occidental Petroleum Corp...............  57,900   2,952,321
           Sunoco, Inc.............................  29,300   2,106,963
           Tesoro Petroleum Corp...................  30,000   1,938,300
           Tidewater, Inc..........................   9,400     447,534
                                                            -----------
                                                             25,048,274
                                                            -----------
         Paper/Forest Products -- 0.76%
           Louisiana-Pacific Corp..................  50,800     993,648
           Pactiv Corp.+...........................  13,600     363,528
                                                            -----------
                                                              1,357,176
                                                            -----------

August 31, 2006 LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED   31


                                                            Value
                                                   Shares  (Note 2)
            --------------------------------------------------------
            COMMON STOCK (continued)
            Real Estate -- 0.18%
              Realogy Corp.+...................... 15,375 $  329,025
                                                          ----------
            Real Estate Investment Trusts -- 0.98%
              Annaly Capital Management, Inc...... 29,100    364,041
              General Growth Properties, Inc...... 19,700    893,001
              Host Marriott Corp.................. 21,200    477,848
                                                          ----------
                                                           1,734,890
                                                          ----------
            Retail -- 2.91%
              Big Lots, Inc.+..................... 67,200  1,233,120
              Kohl's Corp.+....................... 26,700  1,669,017
              Kroger Co...........................  7,900    188,099
              OfficeMax, Inc...................... 18,500    768,305
              SUPERVALU, Inc...................... 46,300  1,322,328
                                                          ----------
                                                           5,180,869
                                                          ----------
            Savings & Loan -- 2.01%
              Washington Mutual, Inc.............. 85,300  3,573,217
                                                          ----------
            Schools -- 1.32%
              Apollo Group, Inc., Class A+........ 33,300  1,671,993
              Career Education Corp.+............. 26,500    507,475
              Corinthian Colleges, Inc.+.......... 13,100    158,772
                                                          ----------
                                                           2,338,240
                                                          ----------
            Semiconductors -- 0.23%
              Atmel Corp.+........................ 71,300    411,401
                                                          ----------
            Telecommunications -- 3.07%
              CenturyTel, Inc..................... 30,500  1,214,510
              Cisco Systems, Inc.+................ 20,400    448,596
              Motorola, Inc....................... 33,400    780,892
              Verizon Communications, Inc......... 85,400  3,004,372
                                                          ----------
                                                           5,448,370
                                                          ----------
            Tobacco -- 1.49%
              Altria Group, Inc...................  7,400    618,122
              Loews Corp. -- Carolina Group....... 35,600  2,038,456
                                                          ----------
                                                           2,656,578
                                                          ----------

                                                               Value
                                                  Shares      (Note 2)

      -------------------------------------------------------------------
      Utilities - Communication -- 1.93%
        AT&T, Inc..............................   110,061   $  3,426,199
                                                            ------------
      Utilities - Electric -- 3.54%
        American Electric Power Co., Inc.......    58,200      2,123,136
        DTE Energy Co..........................    27,600      1,152,024
        Duke Energy Corp.......................    47,100      1,413,000
        FPL Group, Inc.........................    26,400      1,173,480
        PPL Corp...............................    12,100        423,137
                                                            ------------
                                                               6,284,777
                                                            ------------
      Utilities - Gas, Distribution -- 0.32%
        Sempra Energy..........................    11,300        561,836
                                                            ------------
      Utilities - Gas, Pipeline -- 0.25%
        National Fuel Gas Co...................    11,800        450,406
                                                            ------------
      Total Long-Term Investment Securities
         (Cost $165,561,418)...................              175,448,757
                                                            ------------
      SHORT-TERM INVESTMENT SECURITIES -- 2.82%
      Registered Investment Companies -- 2.82%
        American AAdvantage Money Market Fund
         (Cost $5,011,936)..................... 5,011,936      5,011,936
                                                            ------------
      TOTAL INVESTMENTS
         (Cost $170,573,354)(1)................    101.53%   180,460,693
      Liabilities in excess of other assets....     (1.53)%   (2,723,698)
                                                ---------   ------------
      NET ASSETS --                                100.00%  $177,736,995
                                                =========   ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

32      MID CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)      August 31, 2006

Industry Allocation*

                   Telecommunications................   7.31%
                   Semiconductors....................   6.28%
                   Oil & Gas.........................   6.19%
                   Repurchase Agreement..............   6.17%
                   Electronics/Electrical Equipment..   5.72%
                   Information Processing -- Software   5.28%
                   Retail............................   5.18%
                   Drugs.............................   4.37%
                   Financial Services................   4.33%
                   Leisure & Tourism.................   4.26%
                   Machinery.........................   4.10%
                   Healthcare........................   3.55%
                   Commercial Services...............   3.50%
                   Apparel & Products................   3.01%
                   Information Processing -- Services   2.82%
                   Banks.............................   2.59%
                   Automotive........................   2.22%
                   Insurance.........................   1.95%
                   Foods.............................   1.83%
                   Medical -- Biomedical/Gene........   1.82%
                   Metals............................   1.51%
                   Real Estate.......................   1.47%
                   Household Products................   1.21%
                   Medical Technology................   1.16%
                   Utilities -- Electric.............   1.11%
                   Freight...........................   1.06%
                   Registered Investment Companies...   1.06%
                   Utilities -- Gas, Pipeline........   1.04%
                   Hospital Management...............   1.03%
                   Appliances/Furnishings............   1.02%
                   Hospital Supplies.................   1.00%
                   Advertising.......................   0.98%
                   Chemical..........................   0.98%
                   Paper/Forest Products.............   0.81%
                   Beverages.........................   0.62%
                   Information Processing -- Hardware   0.56%
                   Aerospace/Defense.................   0.53%
                   Building Materials................   0.52%
                   Home Builders.....................   0.50%
                                                      ------
                                                      100.65%
                                                      ======

*  Calculated as a percentage of net assets.

August 31, 2006        MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS         33


                                                                Value
                                                       Shares  (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 93.42%
        Advertising -- 0.98%
          Clear Channel Outdoor Holdings, Inc.+....... 31,817 $  634,431
                                                              ----------
        Aerospace/Defense -- 0.53%
          L-3 Communications Holdings, Inc............  4,545    342,648
                                                              ----------
        Apparel & Products -- 3.01%
          Carter's, Inc.+............................. 23,371    539,870
          Coach, Inc.+................................ 17,352    523,857
          Polo Ralph Lauren Corp., Class A............ 14,973    883,257
                                                              ----------
                                                               1,946,984
                                                              ----------
        Appliances/Furnishings -- 1.02%
          Whirlpool Corp..............................  8,123    657,232
                                                              ----------
        Automotive -- 2.22%
          Acuity Brands, Inc.......................... 17,486    747,177
          Kaydon Corp................................. 17,948    683,998
                                                              ----------
                                                               1,431,175
                                                              ----------
        Banks -- 2.59%
          Centennial Bank Holdings, Inc.+............. 65,512    652,500
          Commerce Bancorp, Inc....................... 15,000    499,650
          Signature Bank+............................. 15,779    518,340
                                                              ----------
                                                               1,670,490
                                                              ----------
        Beverages -- 0.62%
          Hansen Natural Corp.+....................... 14,500    399,040
                                                              ----------
        Building Materials -- 0.52%
          NCI Building Systems, Inc.+.................  6,222    338,103
                                                              ----------
        Chemical -- 0.98%
          Ashland, Inc................................ 10,057    634,999
                                                              ----------
        Commercial Services -- 3.50%
          Alliance Data Systems Corp.+................ 12,311    622,198
          Corrections Corp. of America+............... 15,532    976,031
          Foster Wheeler, Ltd.+....................... 15,259    663,309
                                                              ----------
                                                               2,261,538
                                                              ----------
        Drugs -- 4.37%
          Adams Respiratory Therapeutics, Inc.+....... 17,000    693,600
          Allergan, Inc...............................  3,700    423,872
          Barr Pharmaceuticals, Inc.+.................  9,000    508,500
          Endo Pharmaceuticals Holdings, Inc.+........ 10,400    343,512
          Forest Laboratories, Inc.+.................. 17,001    849,710
                                                              ----------
                                                               2,819,194
                                                              ----------
        Electronics/Electrical Equipment -- 5.72%
          Amphenol Corp., Class A..................... 12,997    746,938
          Avnet, Inc.+................................ 17,908    350,280
          Harman International Industries, Inc........  7,882    639,388
          Molex, Inc.................................. 16,464    517,957
          Polycom, Inc.+.............................. 26,354    626,962
          Wesco International, Inc.+.................. 13,933    815,081
                                                              ----------
                                                               3,696,606
                                                              ----------
        Financial Services -- 4.33%
          AllianceBernstein Holding LP................  9,264    617,909
          AmeriCredit Corp.+.......................... 13,952    327,732
          Charles Schwab Corp......................... 61,103    996,590
          Chicago Merchantile Exchange Holdings, Inc..  1,942    854,480
                                                              ----------
                                                               2,796,711
                                                              ----------
        Foods -- 1.83%
          Bunge, Ltd..................................  5,921    333,589
          Burger King Holdings, Inc.+................. 34,859    506,850
          Corn Products International, Inc............  9,824    338,928
                                                              ----------
                                                               1,179,367
                                                              ----------
        Freight -- 1.06%
          UTI Worldwide, Inc.......................... 29,697    684,516
                                                              ----------

                                                                 Value
                                                        Shares  (Note 2)

      -------------------------------------------------------------------
      Healthcare -- 3.55%
        HealthExtras, Inc.+............................ 15,200 $  467,096
        Intuitive Surgical, Inc.+......................  4,200    396,480
        Mentor Corp....................................  7,000    339,780
        Pharmaceutical Product Development, Inc........  8,700    331,644
        Psychiatric Solutions, Inc.+................... 23,577    754,700
                                                               ----------
                                                                2,289,700
                                                               ----------
      Home Builders -- 0.50%
        Williams Scotsman International, Inc.+......... 15,355    322,301
                                                               ----------
      Hospital Management -- 1.03%
        Omnicare, Inc.................................. 14,708    666,419
                                                               ----------
      Hospital Supplies -- 1.00%
        Henry Schein, Inc.+............................ 13,000    648,310
                                                               ----------
      Household Products -- 1.21%
        Jarden Corp.+.................................. 26,615    780,352
                                                               ----------
      Information Processing - Hardware -- 0.56%
        Network Appliance, Inc.+....................... 10,556    361,437
                                                               ----------
      Information Processing - Services -- 2.82%
        Cadence Design Systems, Inc.+.................. 40,839    670,985
        Cognizant Technology Solutions Corp., Class A+.  8,563    598,639
        IHS, Inc., Class A+............................ 18,391    551,914
                                                               ----------
                                                                1,821,538
                                                               ----------
      Information Processing - Software -- 5.28%
        Cerner Corp.+.................................. 13,628    627,706
        Citrix Systems, Inc.+.......................... 19,912    610,900
        Fidelity National Information Services, Inc.... 17,436    638,855
        Hyperion Solutions Corp.+...................... 10,704    354,516
        Red Hat, Inc.+................................. 19,121    444,372
        TIBCO Software, Inc.+.......................... 93,222    732,725
                                                               ----------
                                                                3,409,074
                                                               ----------
      Insurance -- 1.95%
        Coventry Health Care, Inc.+.................... 11,600    629,184
        Humana, Inc.+.................................. 10,300    627,579
                                                               ----------
                                                                1,256,763
                                                               ----------
      Leisure & Tourism -- 4.26%
        Hilton Hotels Corp............................. 32,201    820,159
        Scientific Games Corp., Class A+............... 24,417    709,802
        Starwood Hotels & Resorts Worldwide, Inc....... 13,627    725,774
        Station Casinos, Inc...........................  8,487    494,368
                                                               ----------
                                                                2,750,103
                                                               ----------
      Machinery -- 4.10%
        Cooper Industries, Ltd., Class A...............  9,907    811,185
        Joy Global, Inc................................ 10,839    471,930
        Mueller Water Products, Inc.+.................. 18,592    316,064
        Precision Castparts Corp....................... 17,962  1,049,700
                                                               ----------
                                                                2,648,879
                                                               ----------
      Medical - Biomedical/Gene -- 1.82%
        Celgene Corp.+................................. 13,621    554,239
        Genzyme Corp.+.................................  9,415    623,555
                                                               ----------
                                                                1,177,794
                                                               ----------
      Medical Technology -- 1.16%
        Hologic, Inc.+................................. 14,014    605,125
        Illumina, Inc.+................................  4,300    144,824
                                                               ----------
                                                                  749,949
                                                               ----------
      Metals -- 1.51%
        Allegheny Technologies, Inc.................... 10,961    628,613
        Freeport-McMoRan Copper & Gold, Inc............  6,008    349,726
                                                               ----------
                                                                  978,339
                                                               ----------

34   MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                               Value
                                                      Shares  (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Oil & Gas -- 6.19%
           GlobalSantaFe Corp........................ 12,600 $  620,172
           McDermott International, Inc.+............  8,000    385,600
           National-Oilwell Varco, Inc.+............. 11,198    731,230
           Rosetta Resources, Inc.+.................. 43,973    813,940
           Southwestern Energy Co.+.................. 22,201    762,604
           Todco, Class A+...........................  4,500    166,635
           Weatherford International, Ltd.+.......... 12,000    516,000
                                                             ----------
                                                              3,996,181
                                                             ----------
         Paper/Forest Products -- 0.81%
           Smurfit-Stone Container Corp.+............ 46,072    524,760
                                                             ----------
         Real Estate -- 1.47%
           CB Richard Ellis Group, Inc., Class A+.... 41,363    951,349
                                                             ----------
         Retail -- 5.18%
           Express Scripts, Inc., Class A+...........  7,829    658,262
           Nordstrom, Inc............................ 13,931    520,323
           Office Depot, Inc.+....................... 16,121    593,898
           Shoppers Drug Mart Corp................... 22,577    952,470
           Staples, Inc.............................. 27,445    619,159
                                                             ----------
                                                              3,344,112
                                                             ----------
         Semiconductors -- 6.28%
           Advanced Micro Devices, Inc.+............. 13,360    333,866
           ASML Holding NV+.......................... 31,228    688,890
           Integrated Device Technology, Inc.+....... 18,979    327,008
           Intersil Corp., Class A................... 34,689    879,366
           MEMC Electronic Materials, Inc.+.......... 17,342    670,789
           Micron Technology, Inc.+.................. 28,963    500,481
           National Semiconductor Corp............... 14,219    345,379
           Omnivision Technologies, Inc.+............ 18,668    309,889
                                                             ----------
                                                              4,055,668
                                                             ----------
         Telecommunications -- 7.31%
           Amdocs, Ltd.+............................. 18,536    703,441
           American Tower Corp., Class A+............ 14,792    530,441
           Crown Castle International Corp.+......... 18,657    641,055
           Leap Wireless International, Inc.+........  9,047    418,514
           Level 3 Communications, Inc.+............. 36,701    162,585
           NII Holdings, Inc., Class B+.............. 16,733    892,706
           Qwest Communications International, Inc.+. 98,119    864,428
           Tellabs, Inc.+............................ 49,703    506,474
                                                             ----------
                                                              4,719,644
                                                             ----------

                                                                 Shares/
                                                                Principal      Value
                                                                 Amount       (Note 2)

----------------------------------------------------------------------------------------
Utilities - Electric -- 1.11%
  Aventine Renewable Energy Holdings, Inc.+...................     26,187   $   717,524
                                                                            -----------
Utilities - Gas, Pipeline -- 1.04%
  Williams Cos., Inc..........................................     27,180       669,443
                                                                            -----------
Total Common Stock
   (Cost $56,400,706).........................................               60,332,673
                                                                            -----------
EXCHANGE-TRADED FUNDS -- 1.06%
Registered Investment Companies -- 1.06%
  iShares Nasdaq Biotechnology Index Fund+
   (Cost $713,487)............................................      9,281       684,381
                                                                            -----------
Total Long-Term Investment Securities
   (Cost $57,114,193).........................................               61,017,054
                                                                            -----------
REPURCHASE AGREEMENT -- 6.17%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $3,984,535 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest at
   4.25%, due 05/15/09 and having an approximate value of
   $4,105,336
   (Cost $3,984,000).......................................... $3,984,000     3,984,000
                                                                            -----------
TOTAL INVESTMENTS
   (Cost $61,098,193)(1)......................................     100.65%   65,001,054
Liabilities in excess of other assets.........................      (0.65)%    (417,979)
                                                               ----------   -----------
NET ASSETS --                                                      100.00%  $64,583,075
                                                               ==========   ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

August 31, 2006     MID CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)       35

Industry Allocation*

                   Insurance.........................  9.14%
                   Utilities -- Electric.............  6.57%
                   Electronics/Electrical Equipment..  5.32%
                   Oil & Gas.........................  5.04%
                   Financial Services................  4.81%
                   Automotive........................  4.49%
                   Banks.............................  4.14%
                   Chemical..........................  3.70%
                   Semiconductors....................  3.47%
                   Paper/Forest Products.............  3.21%
                   Foods.............................  3.19%
                   Drugs.............................  3.03%
                   Real Estate Investment Trusts.....  2.98%
                   Aerospace/Defense.................  2.78%
                   Retail............................  2.54%
                   Information Processing -- Services  2.51%
                   Machinery.........................  2.38%
                   Telecommunications................  2.07%
                   Leisure & Tourism.................  1.93%
                   Building Materials................  1.79%
                   Information Processing -- Software  1.72%
                   Advertising.......................  1.71%
                   Multimedia........................  1.71%
                   Apparel & Products................  1.62%
                   Household Products................  1.61%
                   Healthcare........................  1.46%
                   Repurchase Agreement..............  1.26%
                   Conglomerates.....................  1.25%
                   Home Builders.....................  1.24%
                   Commercial Services...............  1.15%
                   Metals............................  1.14%
                   Hardware & Tools..................  0.89%
                   Therapeutics......................  0.88%
                   Publishing........................  0.84%
                   Broadcasting......................  0.78%
                   Utilities -- Gas, Distribution....  0.74%
                   Time Deposit......................  0.69%
                   Beverages.........................  0.68%
                   Airlines..........................  0.64%
                   Railroads & Equipment.............  0.57%
                   Pollution Control.................  0.55%
                   Savings & Loan....................  0.43%
                   Coal..............................  0.40%
                   Freight...........................  0.36%
                   Real Estate.......................  0.30%
                                                      -----
                                                      99.71%
                                                      =====

*  Calculated as a percentage of net assets.

36         MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS          August 31, 2006


                                                                      Value
                                                            Shares   (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK -- 97.76%
 Advertising -- 1.71%
   R.H. Donnelley Corp..................................... 113,765 $ 6,179,715
                                                                    -----------
 Aerospace/Defense -- 2.78%
   Alliant Techsystems, Inc.+..............................  42,000   3,212,580
   Armor Holdings, Inc.+...................................  32,351   1,710,397
   Goodrich Corp........................................... 132,047   5,143,231
                                                                    -----------
                                                                     10,066,208
                                                                    -----------
 Airlines -- 0.64%
   UAL Corp.+..............................................  93,200   2,330,000
                                                                    -----------
 Apparel & Products -- 1.62%
   Foot Locker, Inc........................................ 181,573   4,375,909
   VF Corp.................................................  21,444   1,498,721
                                                                    -----------
                                                                      5,874,630
                                                                    -----------
 Automotive -- 4.49%
   Acuity Brands, Inc......................................  68,732   2,936,918
   American Axle & Manufacturing Holdings, Inc............. 105,037   1,753,068
   Autoliv, Inc............................................  22,810   1,289,221
   Borg-Warner, Inc........................................  63,863   3,621,671
   Carlisle Cos., Inc......................................  28,412   2,429,226
   Compagnie Generale des Etablissements Michelin, Class B.  26,015   1,766,443
   Ford Motor Co........................................... 110,539     925,211
   TRW Automotive Holdings Corp.+..........................  62,549   1,542,458
                                                                    -----------
                                                                     16,264,216
                                                                    -----------
 Banks -- 4.14%
   City National Corp......................................  31,100   2,046,380
   Comerica, Inc...........................................  13,813     790,795
   Cullen/Frost Bankers, Inc...............................  29,520   1,740,499
   Huntington Bancshares, Inc.............................. 116,400   2,784,288
   KeyCorp.................................................  57,747   2,124,512
   Marshall & Ilsley Corp..................................  53,946   2,515,502
   Northern Trust Corp.....................................  28,488   1,595,043
   UnionBanCal Corp........................................  23,408   1,402,139
                                                                    -----------
                                                                     14,999,158
                                                                    -----------
 Beverages -- 0.68%
   Molson Coors Brewing Co.................................   8,791     618,007
   Pepsi Bottling Group, Inc...............................  52,442   1,835,995
                                                                    -----------
                                                                      2,454,002
                                                                    -----------
 Broadcasting -- 0.78%
   Entercom Communications Corp............................ 111,100   2,823,051
                                                                    -----------
 Building Materials -- 1.79%
   American Standard Cos., Inc.............................  98,636   4,120,026
   Shaw Group, Inc.+.......................................  64,400   1,620,304
   Sherwin-Williams Co.....................................  14,189     732,720
                                                                    -----------
                                                                      6,473,050
                                                                    -----------
 Chemical -- 3.70%
   Albemarle Corp..........................................  46,985   2,579,476
   Ashland, Inc............................................  28,865   1,822,536
   Chemtura Corp........................................... 269,400   2,341,086
   Cytec Industries, Inc...................................  74,356   3,966,893
   Rohm & Haas Co..........................................  41,742   1,840,822
   UAP Holding Corp........................................  40,600     845,698
                                                                    -----------
                                                                     13,396,511
                                                                    -----------
 Coal -- 0.40%
   Arch Coal, Inc..........................................  44,802   1,467,265
                                                                    -----------
 Commercial Services -- 1.15%
   BearingPoint, Inc.+..................................... 159,900   1,336,764
   URS Corp.+..............................................  69,775   2,829,376
                                                                    -----------
                                                                      4,166,140
                                                                    -----------

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Conglomerates -- 1.25%
           Eaton Corp..............................  33,254 $ 2,211,391
           Trinity Industries, Inc.................  69,701   2,325,225
                                                            -----------
                                                              4,536,616
                                                            -----------
         Drugs -- 3.03%
           Barr Pharmaceuticals, Inc.+.............  73,335   4,143,428
           Endo Pharmaceuticals Holdings, Inc.+.... 164,812   5,443,740
           Impax Laboratories, Inc.+............... 229,215   1,386,751
                                                            -----------
                                                             10,973,919
                                                            -----------
         Electronics/Electrical Equipment -- 5.32%
           Amphenol Corp., Class A.................  24,933   1,432,899
           Arrow Electronics, Inc.+................ 182,667   5,096,409
           Flextronics International, Ltd.+........ 237,162   2,798,512
           Graftech International, Ltd.+........... 163,300     889,985
           Parker Hannifin Corp....................  46,853   3,469,465
           PerkinElmer, Inc........................  32,965     607,545
           Tektronix, Inc.......................... 104,447   2,960,028
           Vishay Intertechnology, Inc.+...........  70,794     991,824
           Xerox Corp.+............................  70,890   1,049,881
                                                            -----------
                                                             19,296,548
                                                            -----------
         Financial Services -- 4.81%
           Affiliated Managers Group, Inc.+........  30,876   2,856,956
           Apollo Investment Corp.................. 200,676   4,007,500
           Bear Stearns Cos., Inc..................  12,303   1,603,696
           CIT Group, Inc.......................... 123,028   5,543,642
           TD Ameritrade Holding Corp..............  47,696     835,634
           Webster Financial Corp..................  54,990   2,597,727
                                                            -----------
                                                             17,445,155
                                                            -----------
         Foods -- 3.19%
           Bunge, Ltd..............................  68,251   3,845,262
           Corn Products International, Inc........  44,692   1,541,874
           Ralcorp Holdings, Inc.+.................  32,579   1,611,683
           Smithfield Foods, Inc.+................. 100,201   3,009,036
           Tyson Foods, Inc., Class A.............. 104,311   1,536,501
                                                            -----------
                                                             11,544,356
                                                            -----------
         Freight -- 0.36%
           YRC Worldwide, Inc.+....................  35,225   1,295,575
                                                            -----------
         Hardware & Tools -- 0.89%
           Black & Decker Corp.....................  43,575   3,208,863
                                                            -----------
         Healthcare -- 1.46%
           Community Health Systems, Inc.+.........  52,090   2,019,008
           Cooper Cos., Inc........................  65,600   3,278,688
                                                            -----------
                                                              5,297,696
                                                            -----------
         Home Builders -- 1.24%
           Pulte Homes, Inc........................  54,753   1,624,521
           Walter Industries, Inc..................  52,000   2,862,080
                                                            -----------
                                                              4,486,601
                                                            -----------
         Household Products -- 1.61%
           Fortune Brands, Inc.....................  36,286   2,634,364
           Newell Rubbermaid, Inc.................. 118,196   3,190,110
                                                            -----------
                                                              5,824,474
                                                            -----------
         Information Processing - Services -- 2.51%
           Electronic Data Systems Corp............  75,918   1,809,126
           NCR Corp.+..............................  74,200   2,581,418
           Reynolds and Reynolds Co., Class A......  82,500   3,164,700
           Unisys Corp.+........................... 291,175   1,557,786
                                                            -----------
                                                              9,113,030
                                                            -----------

August 31, 2006  MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED    37


                                                                 Value
                                                       Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Information Processing - Software -- 1.72%
        Avid Technology, Inc.+........................  42,200 $ 1,680,826
        IMS Health, Inc............................... 124,900   3,408,521
        Sybase, Inc.+.................................  50,286   1,160,098
                                                               -----------
                                                                 6,249,445
                                                               -----------
      Insurance -- 9.14%
        ACE, Ltd......................................  25,542   1,375,692
        AMBAC Financial Group, Inc....................  95,041   8,229,600
        Aon Corp......................................  60,990   2,108,424
        CIGNA Corp....................................  16,341   1,847,677
        Everest Reinsurance Group, Ltd................  31,944   3,002,097
        Genworth Financial, Inc.......................  36,626   1,261,033
        Health Net, Inc.+.............................  22,364     935,039
        MGIC Investment Corp..........................  32,280   1,868,044
        Platinum Underwriters Holdings, Ltd...........  79,055   2,347,933
        PMI Group, Inc................................  31,271   1,352,158
        Radian Group, Inc.............................   1,984     118,802
        Reinsurance Group of America, Inc.............  66,095   3,415,790
        StanCorp Financial Group, Inc.................  25,124   1,170,025
        UnumProvident Corp............................ 110,185   2,088,006
        W.R. Berkley Corp.............................  57,333   2,006,655
                                                               -----------
                                                                33,126,975
                                                               -----------
      Leisure & Tourism -- 1.93%
        Darden Restaurants, Inc.......................  33,698   1,192,909
        Harrah's Entertainment, Inc...................  19,740   1,230,986
        Mattel, Inc................................... 103,203   1,944,345
        Ruby Tuesday, Inc............................. 101,180   2,612,468
                                                               -----------
                                                                 6,980,708
                                                               -----------
      Machinery -- 2.38%
        Crane Co......................................  31,114   1,243,938
        Joy Global, Inc...............................  16,133     702,431
        Kennametal, Inc...............................  52,700   2,779,398
        Terex Corp.+..................................  47,228   2,074,726
        Toro Co.......................................  45,800   1,832,458
                                                               -----------
                                                                 8,632,951
                                                               -----------
      Metals -- 1.14%
        Century Aluminum Co.+.........................  34,300   1,190,553
        Cleveland-Cliffs, Inc.........................  35,400   1,291,038
        Commercial Metals Co..........................  27,943     603,289
        Grupo IMSA, SA de CV.......................... 251,809     969,122
        Verzatec SA de CV+............................ 244,809      92,424
                                                               -----------
                                                                 4,146,426
                                                               -----------
      Multimedia -- 1.71%
        Cinram International Income Fund(1)........... 219,767   4,626,094
        Cinram International Income Fund (Toronto)(1).  15,800     331,639
        Gannett Co., Inc..............................  21,712   1,234,327
                                                               -----------
                                                                 6,192,060
                                                               -----------
      Oil & Gas -- 5.04%
        BJ Services Co................................  25,456     873,395
        GlobalSantaFe Corp............................  31,719   1,561,209
        Hess Corp.....................................  32,342   1,480,617
        Newfield Exploration Co.+.....................  97,119   4,199,426
        Noble Energy, Inc............................. 117,556   5,809,618
        SBM Offshore NV...............................  12,463     341,853
        Sunoco, Inc...................................   8,006     575,711
        Tesoro Petroleum Corp.........................  12,458     804,911
        UGI Corp...................................... 105,516   2,616,797
                                                               -----------
                                                                18,263,537
                                                               -----------
      Paper/Forest Products -- 3.21%
        Packaging Corp. of America....................  87,482   2,024,333
        Pactiv Corp.+................................. 179,645   4,801,911
        Sonoco Products Co............................  50,886   1,703,663

                                                                     Value
                                                          Shares    (Note 2)

 -----------------------------------------------------------------------------
 Paper/Forest Products (continued)
   Temple-Inland, Inc....................................  69,353 $  3,087,596
                                                                  ------------
                                                                    11,617,503
                                                                  ------------
 Pollution Control -- 0.55%
   Republic Services, Inc., Class A......................  51,027    1,978,827
                                                                  ------------
 Publishing -- 0.84%
   R. R. Donnelley & Sons Co.............................  94,237    3,055,164
                                                                  ------------
 Railroads & Equipment -- 0.57%
   CSX Corp..............................................  68,764    2,078,048
                                                                  ------------
 Real Estate -- 0.30%
   Brookfield Properties Corp............................  30,864    1,081,783
                                                                  ------------
 Real Estate Investment Trusts -- 2.98%
   Boston Properties, Inc................................  20,595    2,093,070
   Camden Property Trust.................................  14,197    1,101,545
   Developers Diversified Realty Corp....................  30,890    1,671,149
   KKR Financial Corp.................................... 141,004    3,371,406
   ProLogis..............................................  18,133    1,023,789
   Vornado Realty Trust..................................  14,753    1,562,490
                                                                  ------------
                                                                    10,823,449
                                                                  ------------
 Retail -- 2.54%
   Dollar Tree Stores, Inc.+.............................  48,021    1,382,044
   J.C. Penney Co., Inc..................................  15,267      962,432
   Kroger Co.............................................  91,060    2,168,139
   Office Depot, Inc.+...................................  55,334    2,038,504
   United Stationers, Inc.+..............................  57,646    2,641,916
                                                                  ------------
                                                                     9,193,035
                                                                  ------------
 Savings & Loan -- 0.43%
   Astoria Financial Corp................................  51,329    1,575,800
                                                                  ------------
 Semiconductors -- 3.47%
   Fairchild Semiconductor International, Inc., Class A+. 175,316    3,160,948
   Freescale Semiconductor, Inc.+........................  76,858    2,375,681
   Lam Research Corp.+...................................  19,936      853,061
   QLogic Corp.+......................................... 121,858    2,239,750
   Varian Semiconductor Equipment Associates, Inc.+...... 111,600    3,940,596
                                                                  ------------
                                                                    12,570,036
                                                                  ------------
 Telecommunications -- 2.07%
   Arris Group, Inc.+.................................... 114,378    1,310,772
   Citizens Communications Co............................   4,300       59,297
   Embarq Corp...........................................  59,200    2,791,280
   Harris Corp...........................................  28,602    1,256,200
   Powerwave Technologies, Inc.+......................... 177,300    1,343,934
   Syniverse Holdings, Inc.+.............................  44,200      740,350
                                                                  ------------
                                                                     7,501,833
                                                                  ------------
 Therapeutics -- 0.88%
   Theravance, Inc.+..................................... 119,971    3,184,030
                                                                  ------------
 Utilities - Electric -- 6.57%
   Constellation Energy Group, Inc.......................  40,837    2,453,895
   Edison International, Inc.............................  58,035    2,532,648
   Entergy Corp..........................................  17,854    1,386,363
   Northeast Utilities................................... 137,200    3,129,532
   PG&E Corp.............................................  29,103    1,220,289
   PPL Corp.............................................. 219,700    7,682,909
   Wisconsin Energy Corp................................. 125,477    5,395,511
                                                                  ------------
                                                                    23,801,147
                                                                  ------------
 Utilities - Gas, Distribution -- 0.74%
   Atmos Energy Corp.....................................  46,503    1,339,287
   Sempra Energy.........................................  27,238    1,354,273
                                                                  ------------
                                                                     2,693,560
                                                                  ------------
 Total Long-Term Investment Securities
    (Cost $321,512,304)..................................          354,263,096
                                                                  ------------

38   MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED    August 31, 2006


                                                             Principal     Value
                                                              Amount      (Note 2)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.69%
Time Deposit -- 0.69%
  Euro Time Deposit with State Street Bank & Trust Co.:
   2.80% due 09/01/06
   (Cost $2,490,000)....................................... $2,490,000  $  2,490,000
                                                                        ------------
REPURCHASE AGREEMENT -- 1.26%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $4,565,612 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 4.25%, due 05/15/09 and having an approximate
   value of $4,705,995
   (Cost $4,565,000).......................................  4,565,000     4,565,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $328,567,304)(2)..................................      99.71%  361,318,096
Other assets less liabilities..............................       0.29%    1,060,446
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $362,378,542
                                                            ==========  ============

--------
+  Non-income producing security
(1)Consists of more than one class of securities traded together as a unit.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

August 31, 2006     MODERATE GROWTH LIFESTYLE FUND - PORTFOLIO PROFILE       39
                                        (Unaudited)

Industry Allocation*

                       Large Cap Equity Funds...  52.17%
                       Bond Fund................  25.03%
                       International Equity Fund  10.01%
                       Mid Cap Equity Funds.....   9.81%
                       Small Cap Equity Funds...   3.11%
                                                 ------
                                                 100.13%
                                                 ======

*  Calculated as a percentage of Net Assets.

40   MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS    August 31, 2006


                                                                  Value
                                                     Shares      (Note 2)
    -----------------------------------------------------------------------
    AFFILIATED INVESTMENT COMPANIES#(1) -- 100.13%
    Bond Fund -- 25.03%
      VALIC Co. II Core Bond Fund................. 2,197,009   $22,167,819
                                                               -----------
    International Equity Fund -- 10.01%
      VALIC Co. I International Equities Fund.....   878,802     8,867,117
                                                               -----------
    Large Cap Equity Funds -- 52.17%
      VALIC Co. II Capital Appreciation Fund...... 3,437,261    30,591,628
      VALIC Co. II Large Cap Value Fund........... 1,070,383    15,606,190
                                                               -----------
                                                                46,197,818
                                                               -----------
    Mid Cap Equity Funds -- 9.81%
      VALIC Co. II MidCap Value Fund..............   156,061     2,926,140
      VALIC Co. II MidCap Growth Fund.............   707,193     5,763,623
                                                               -----------
                                                                 8,689,763
                                                               -----------
    Small Cap Equity Funds -- 3.11%
      VALIC Co. II Small Cap Growth Fund..........   146,854     1,862,104
      VALIC Co. II Small Cap Value Fund...........    58,879       886,711
                                                               -----------
                                                                 2,748,815
                                                               -----------
    TOTAL INVESTMENTS
       (Cost $85,986,462)(2)......................    100.13%   88,671,332
    Liabilities in excess of other assets.........     (0.13)%    (112,999)
                                                   ---------   -----------
    NET ASSETS --                                     100.00%  $88,558,333
                                                   =========   ===========

--------
# The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying Funds is available at our website, www.aigvalic.com.
(1)See Note 3.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

August 31, 2006    MONEY MARKET II FUND - PORTFOLIO PROFILE (Unaudited)      41


Industry Allocation*

                   Asset Backed/ Receivables........  24.16%
                   Foreign Bank.....................  23.48%
                   Asset Backed/Multi-Asset.........  11.18%
                   Asset Backed/Securities..........   9.98%
                   Money Center Banks...............   8.05%
                   Finance..........................   6.70%
                   Diversified Financial Services...   4.60%
                   Commercial Banks.................   4.22%
                   Investment Bank/Brokerage........   1.97%
                   Asset Backed/Finance.............   1.32%
                   Domestic Bank....................   1.32%
                   Regional Bank....................   1.32%
                   Asset Backed/Loans...............   1.20%
                   Government Agency................   0.66%
                   Asset Backed/CLOs................   0.33%
                                                     ------
                                                     100.49%
                                                     ======

                   Weighted Average Days to Maturity     42

Credit Quality+#

                          Government -- Agency   0.66%
                          A-1.................  99.34%
                                               ------
                                               100.00%
                                               ======

*  Calculated as a percentage of Net Assets.
+  Standard and Poors
#  Calculated as a percentage of total debt issues.

42        MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS         August 31, 2006


                                                  Principal    Value
                                                   Amount     (Note 2)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 96.46%
       ASSET BACKED COMMERCIAL PAPER -- 47.33%
         Amstel Funding Corp.:
          5.28% due 10/20/06..................... $1,245,000 $ 1,236,053
          5.29% due 11/15/06.....................  1,000,000     988,979
         Amsterdam Funding Corp.:
          5.26% due 09/19/06*....................  3,000,000   2,992,110
          5.27% due 12/14/06*....................  1,000,000     984,775
          5.35% due 09/18/06*....................  1,000,000     997,474
         Atlantis One Funding Corp.:
          5.13% due 09/28/06.....................    500,000     498,076
         Cafco LLC:
          5.27% due 11/16/06.....................  3,000,000   2,966,623
         Cancara Asset Securitisation, Ltd.:
          5.26% due 10/18/06.....................  3,000,000   2,979,398
          5.33% due 02/09/07.....................  1,000,000   1,000,000
         Chariot Funding LLC:
          5.25% due 09/21/06*....................  5,000,000   4,985,417
         Charta LLC:
          5.28% due 11/08/06.....................  1,000,000     990,036
         Cheyne Finance LLC:
          5.32% due 12/06/06*(1).................  2,000,000   1,999,747
         CRC Funding LLC:
          5.26% due 09/22/06.....................  2,000,000   1,993,863
          5.26% due 10/16/06.....................  3,000,000   2,980,275
          5.26% due 10/18/06.....................  4,000,000   3,972,531
          5.27% due 09/25/06.....................  1,000,000     996,487
         Edison Asset Securitization LLC:
          5.11% due 09/27/06.....................  1,000,000     996,309
         Falcon Asset Securitization Corp.:
          5.25% due 09/22/06.....................  4,000,000   3,987,750
         Fountain Square Commercial Funding:
          5.15% due 09/05/06.....................  1,000,000     999,428
          5.33% due 09/15/06.....................    817,000     815,306
         Galaxy Funding, Inc.:
          5.27% due 11/24/06.....................  1,000,000     987,704
          5.28% due 11/10/06.....................  4,000,000   3,958,933
         Giro Funding U. S. Corp.:
          5.26% due 11/13/06.....................  4,000,000   3,957,336
         Greyhawk Funding LLC:
          5.27% due 09/20/06.....................  4,000,000   3,988,874
         Kittyhawk Funding Corp.:
          5.26% due 10/26/06.....................  3,000,000   2,975,892
         Old Line Funding Corp.:
          5.26% due 10/04/06*....................  1,000,000     995,178
         Ranger Funding Co. LLC:
          5.25% due 10/24/06.....................  1,000,000     992,271
          5.26% due 10/05/06.....................  3,000,000   2,985,096
         Sedna Finance, Inc.:
          5.19% due 10/03/06*....................    700,000     696,771
          5.37% due 09/01/06*(1).................  1,000,000     999,979
         Sheffield Receivables Corp.:
          5.27% due 09/22/06.....................  1,000,000     996,926
          5.27% due 10/16/06.....................  2,000,000   1,986,825
         Surrey Funding Corp.:
          5.27% due 10/13/06.....................  1,000,000     993,852
         Sydney Capital Corp.:
          5.24% due 09/07/06.....................  1,760,000   1,758,463
          5.26% due 10/17/06.....................  1,000,000     993,279
          5.27% due 09/21/06.....................  2,000,000   1,994,150
         Windmill Funding Corp.:
          5.27% due 10/03/06.....................  1,000,000     995,316
                                                             -----------
       Total Asset Backed Commercial Paper
          (Cost $71,617,482).....................             71,617,482
                                                             -----------
       CERTIFICATES OF DEPOSIT -- 21.31%
         ABN AMRO Bank NA:
          4.85% due 01/24/07.....................  2,600,000   2,592,850
         ABN AMRO Bank NV:
          5.46% due 11/13/06(1)..................  1,000,000   1,000,779

                                               Principal    Value
                                                Amount     (Note 2)

           ----------------------------------------------------------
           Certificates of Deposit (continued)
             Barclays Bank PLC:
              5.35% due 11/17/06.............. $2,250,000 $ 2,249,956
             BNP Paribas:
              4.99% due 09/21/06..............  2,000,000   1,994,456
              5.08% due 12/13/06..............  1,000,000     998,883
             Caylon NY:
              5.08% due 12/13/06(1)...........  3,000,000   2,998,103
             Citibank NA:
              5.35% due 11/13/06..............  1,000,000   1,000,000
             Deutsche Bank AG:
              5.03% due 11/27/06(1)...........    300,000     299,789
              5.31% due 10/23/06..............  4,000,000   4,000,000
             Dexia Credit Local SA:
              5.33% due 09/04/06(1)...........  1,000,000     999,987
             First Tennessee Bank:
              5.32% due 10/10/06..............  1,000,000   1,000,000
              5.35% due 11/16/06..............  1,000,000   1,000,000
             Fortis Bank:
              5.15% due 10/23/06..............  2,000,000   2,000,014
             HBOS Treasury Services:
              4.63% due 10/30/06(1)...........    300,000     299,638
              4.81% due 12/07/06..............    505,000     503,836
             JPMorgan Chase Bank:
              5.15% due 11/06/06..............    822,000     814,239
              5.15% due 11/17/06..............    976,000     965,249
             Lloyds Bank PLC:
              5.28% due 09/20/06..............  2,000,000   2,000,000
             Royal Bank of Scotland:
              4.31% due 09/29/06..............  1,000,000   1,000,000
              4.76% due 11/14/06(1)...........    300,000     299,627
              4.79% due 01/03/07(1)...........  1,000,000     997,981
             Societe Generale:
              4.77% due 01/17/07..............    235,000     234,222
             Wells Fargo Bank NA:
              5.28% due 09/19/06..............  3,000,000   3,000,000
                                                          -----------
           Total Certificates of Deposit
              (Cost $32,249,609)..............             32,249,609
                                                          -----------
           COMMERCIAL PAPER -- 20.57%
             Bank of America Corp.:
              5.27% due 10/13/06..............  2,000,000   1,987,699
              5.34% due 09/13/06..............  2,000,000   1,996,438
             Bear Stearns Co., Inc.:
              5.28% due 10/23/06..............  2,000,000   1,984,747
             Citigroup Funding, Inc.:
              5.07% due 10/24/06..............  2,000,000   1,985,072
             Dorada Finance, Inc.:
              5.12% due 09/29/06..............    500,000     498,009
             General Electric Capital Corp.:
              5.25% due 01/16/07..............  3,000,000   2,940,062
             HBOS Treasury Services PLC:
              5.06% due 09/11/06..............  1,000,000     998,595
              5.27% due 11/21/06..............  2,000,000   1,976,285
              5.27% due 11/27/06..............  2,000,000   1,974,528
              5.30% due 11/22/06..............    667,000     658,948
             HSBC Bank USA, Inc.:
              5.05% due 09/01/06..............  1,000,000   1,000,000
             Royal Bank of Canada:
              5.01% due 10/23/06..............  1,000,000     992,763
              5.04% due 02/21/07..............    190,000     189,472
              5.23% due 02/06/07..............  1,000,000     977,068
             State Street Boston Corp.:
              5.23% due 09/21/06..............  4,000,000   3,988,378
             Svenska Handelsbank, Inc.:
              4.90% due 02/08/07..............  1,000,000   1,000,000
              5.65% due 07/20/07..............  2,000,000   2,002,981

August 31, 2006 MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS - CONTINUED   43


                                                     Principal      Value
                                                      Amount       (Note 2)
 -----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT SECURITIES (continued)
 Commercial Paper (continued)
   UBS Finance, Inc.:
    5.27% due 10/23/06............................. $2,000,000   $  1,984,776
    5.27% due 10/26/06.............................  2,000,000      1,983,897
                                                                 ------------
 Total Commercial Paper
    (Cost $31,119,718).............................                31,119,718
                                                                 ------------
 MEDIUM TERM NOTES -- 6.59%
   Beta Finance, Inc.:
    5.34% due 09/15/06*(1).........................  2,000,000      2,000,814
   Merrill Lynch & Co., Inc.:
    5.31% due 09/15/06(1)..........................  1,000,000      1,000,000
   Sigma Finance, Inc.:
    5.29% due 09/15/06(1)..........................  1,000,000        999,950
    5.32% due 09/18/07*(1).........................  2,000,000      1,999,900
   Wells Fargo & Co.:
    5.38% due 09/04/06(1)..........................  1,000,000      1,000,000
   White Pine Finance LLC:
    5.04% due 10/31/06.............................  3,000,000      2,974,800
                                                                 ------------
 Total Medium Term Notes
    (Cost $9,975,464)..............................                 9,975,464
                                                                 ------------
 U.S. GOVERNMENT AGENCY -- 0.66%
   Federal Home Loan Bank:
    5.40% due 11/28/06 (Cost 1,000,000)              1,000,000      1,000,000
                                                                 ------------
 Total Short-Term Investment Securities
    (Cost $145,962,273)............................               145,962,273
                                                                 ------------
 REPURCHASE AGREEMENT -- 4.03%
   UBS Warburg, LLC, Joint Repurchase Agreement(2)
    (Cost $6,100,000)..............................  6,100,000      6,100,000
                                                                 ------------
 TOTAL INVESTMENTS
    (Cost $152,062,273)(3).........................     100.49%   152,062,273
 Liabilities in excess of other assets.............      (0.49)%     (736,014)
                                                    ----------   ------------
 NET ASSETS --                                          100.00%  $151,326,259
                                                    ==========   ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At [period ended], the aggregate value of these securities was $79,592,946 representing 52.60% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Variable rate security -- the rate reflected is as of August 31, 2006; maturity date reflects next reset date.
(2)See Note 2 for details of Joint Repurchase Agreement.
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

44     SMALL CAP GROWTH FUND - PORTFOLIO PROFILE (Unaudited)     August 31, 2006

Industry Allocation*

                   Electronics/Electrical Equipment..   8.61%
                   Oil & Gas.........................   7.80%
                   Semiconductors....................   7.72%
                   Information Processing -- Services   7.68%
                   Leisure & Tourism.................   7.03%
                   Commercial Services...............   5.46%
                   Information Processing -- Software   5.19%
                   Telecommunications................   4.97%
                   Financial Services................   4.75%
                   Banks.............................   3.58%
                   Medical -- Biomedical/Gene........   3.07%
                   Freight...........................   3.03%
                   Real Estate Investment Trusts.....   2.69%
                   Medical Technology................   2.32%
                   Drugs.............................   2.28%
                   Healthcare........................   2.26%
                   Apparel & Products................   2.20%
                   Chemical..........................   2.07%
                   Machinery.........................   1.89%
                   Retail............................   1.83%
                   Therapeutics......................   1.82%
                   Building Materials................   1.60%
                   Aerospace/Defense.................   1.57%
                   Information Processing -- Hardware   1.18%
                   Hospital Management...............   1.00%
                   Advertising.......................   0.84%
                   Metals............................   0.78%
                   Government Agencies...............   0.76%
                   Schools...........................   0.76%
                   Airlines..........................   0.71%
                   Automotive........................   0.68%
                   Utilities -- Electric.............   0.67%
                   Insurance.........................   0.58%
                   Coal..............................   0.46%
                   Savings & Loan....................   0.40%
                   Human Resources...................   0.30%
                                                      ------
                                                      100.54%
                                                      ======

*  Calculated as a percentage of net assets.

August 31, 2006       SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS        45


                                                             Value
                                                    Shares  (Note 2)
          -----------------------------------------------------------
          COMMON STOCK -- 99.78%
          Advertising -- 0.84%
            Marchex, Inc., Class B+................ 25,200 $  413,784
                                                           ----------
          Aerospace/Defense -- 1.57%
            ARGON ST, Inc.+........................ 23,840    613,165
            K&F Industries Holdings, Inc.+.........  8,700    163,386
                                                           ----------
                                                              776,551
                                                           ----------
          Airlines -- 0.71%
            JetBlue Airways Corp.+................. 34,400    352,256
                                                           ----------
          Apparel & Products -- 2.20%
            Christopher & Banks Corp............... 13,800    336,030
            CROCS, Inc.+...........................  8,900    240,478
            Hot Topic, Inc.+....................... 23,300    230,204
            J Crew Group, Inc...................... 11,000    278,630
                                                           ----------
                                                            1,085,342
                                                           ----------
          Automotive -- 0.68%
            Tenneco Automotive, Inc.+.............. 14,800    336,700
                                                           ----------
          Banks -- 3.58%
            East West Bancorp, Inc.................  5,800    234,900
            First State Bancorp....................  8,625    220,714
            Hancock Holding Co.....................  3,300    171,072
            Signature Bank+........................  6,700    220,095
            UCBH Holdings, Inc..................... 21,400    388,196
            UMB Financial Corp.....................  4,100    142,967
            Whitney Holding Corp................... 11,000    386,870
                                                           ----------
                                                            1,764,814
                                                           ----------
          Building Materials -- 1.60%
            Beacon Roofing Supply, Inc.+........... 16,750    307,865
            Drew Industries, Inc.+................. 18,400    480,424
                                                           ----------
                                                              788,289
                                                           ----------
          Chemical -- 2.07%
            Cabot Corp.............................  7,700    255,871
            FMC Corp...............................  7,200    440,064
            Minerals Technologies, Inc.............  6,300    327,537
                                                           ----------
                                                            1,023,472
                                                           ----------
          Coal -- 0.46%
            Alpha Natural Resources, Inc. LLC+..... 12,400    224,812
                                                           ----------
          Commercial Services -- 5.46%
            BearingPoint, Inc.+.................... 51,500    430,540
            Clayton Holdings, Inc.+................ 23,200    286,288
            Euronet Worldwide, Inc.+...............  8,700    211,410
            Freightcar America, Inc................  4,700    273,540
            Global Cash Access, Inc.+.............. 17,400    268,482
            Heartland Payment Systems, Inc.+....... 13,600    367,336
            LECG Corp.+............................ 12,600    213,570
            Parexel International Corp.+........... 19,500    645,450
                                                           ----------
                                                            2,696,616
                                                           ----------
          Drugs -- 2.28%
            Adams Respiratory Therapeutics, Inc.+.. 10,200    416,160
            Angiotech Pharmaceuticals, Inc.+....... 18,400    220,064
            Impax Laboratories, Inc.+.............. 26,200    158,510
            Penwest Pharmaceuticals Co.+........... 18,400    329,360
                                                           ----------
                                                            1,124,094
                                                           ----------
          Electronics/Electrical Equipment -- 8.61%
            Flir Systems, Inc.+.................... 24,900    689,730
            Greatbatch, Inc.+......................  6,800    166,328
            Microtune, Inc.+....................... 34,720    209,014
            Molecular Devices Corp.+............... 13,800    331,338
            Netlogic Microsystems, Inc.+........... 19,500    575,445
            Silicon Laboratories, Inc.+............ 16,600    585,482
            Tektronix, Inc......................... 19,600    555,464

                                                               Value
                                                     Shares   (Note 2)

        ---------------------------------------------------------------
        Electronics/Electrical Equipment (continued)
          Trimble Navigation, Ltd.+.................  13,300 $  651,301
          Varian, Inc.+.............................  10,400    485,472
                                                             ----------
                                                              4,249,574
                                                             ----------
        Financial Services -- 4.75%
          Ares Capital Corp.........................  20,579    350,872
          CapitalSource, Inc........................  19,875    482,962
          Doral Financial Corp......................  41,600    208,416
          Financial Federal Corp....................  12,500    327,500
          GFI Group, Inc.+..........................   7,700    358,050
          Jackson Hewitt Tax Service, Inc...........  10,300    325,480
          National Financial Partners Corp..........   7,900    290,878
                                                             ----------
                                                              2,344,158
                                                             ----------
        Freight -- 3.03%
          American Commercial Lines, Inc.+..........   6,800    357,000
          Forward Air Corp..........................  15,600    501,384
          Knight Transportation, Inc................  37,100    637,749
                                                             ----------
                                                              1,496,133
                                                             ----------
        Healthcare -- 2.26%
          American Medical Systems Holdings, Inc.+..  23,600    414,416
          Psychiatric Solutions, Inc.+..............  15,600    499,356
          RehabCare Group, Inc.+....................  13,600    199,648
                                                             ----------
                                                              1,113,420
                                                             ----------
        Hospital Management -- 1.00%
          VCA Antech, Inc.+.........................  13,900    492,338
                                                             ----------
        Human Resources -- 0.30%
          CDI Corp..................................   7,100    148,745
                                                             ----------
        Information Processing - Hardware -- 1.18%
          Rackable Systems, Inc.+...................  13,000    360,880
          Xyratex, Ltd.+............................  11,700    222,417
                                                             ----------
                                                                583,297
                                                             ----------
        Information Processing - Services -- 7.68%
          aQuantive, Inc.+..........................  12,000    297,600
          Ariba, Inc.+..............................  40,600    336,168
          Entrust, Inc.+............................  66,400    235,056
          Micros Systems, Inc.+.....................   9,100    435,526
          National Instruments Corp.................  17,200    477,472
          Redback Networks, Inc.+...................  12,900    240,456
          Rightnow Technologies, Inc.+..............  27,700    425,472
          Sapient Corp.+............................ 133,500    650,145
          Trizetto Group, Inc.+.....................  26,200    359,464
          ValueClick, Inc.+.........................  18,800    331,820
                                                             ----------
                                                              3,789,179
                                                             ----------
        Information Processing - Software -- 5.19%
          Allscripts Heathcare Solutions, Inc.+.....  25,300    515,108
          Blackbaud, Inc............................   8,100    187,191
          F5 Networks, Inc.+........................   6,600    330,594
          Nuance Communications, Inc.+..............  52,998    416,034
          Quest Software, Inc.+.....................  32,300    449,939
          THQ, Inc.+................................  12,500    322,500
          Witness Systems, Inc.+....................  21,000    341,250
                                                             ----------
                                                              2,562,616
                                                             ----------
        Insurance -- 0.58%
          Aspen Insurance Holdings, Ltd.............   1,500     37,095
          Max Re Capital, Ltd.......................  10,800    250,668
                                                             ----------
                                                                287,763
                                                             ----------
        Leisure & Tourism -- 7.03%
          BJ's Restaurants, Inc.+...................  13,600    250,648
          Four Seasons Hotels, Inc..................   7,500    473,325
          Gaylord Entertainment Co.+................   9,300    406,596

46  SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED  August 31, 2006



                                                            Value
                                                   Shares  (Note 2)
            --------------------------------------------------------
            COMMON STOCK (continued)
            Leisure & Tourism (continued)
              Orient-Express Hotels, Ltd.......... 21,900 $  733,212
              Panera Bread Co., Class A+..........  7,300    378,870
              Penn National Gaming, Inc.+......... 20,600    682,272
              Red Lion Hotels Corp+............... 15,500    152,210
              Republic Airways Holdings, Inc.+.... 24,700    393,718
                                                          ----------
                                                           3,470,851
                                                          ----------
            Machinery -- 1.89%
              Flowserve Corp.+....................  7,700    393,778
              Manitowoc Co., Inc.................. 12,200    539,240
                                                          ----------
                                                             933,018
                                                          ----------
            Medical - Biomedical/Gene -- 3.07%
              Coley Pharmaceutical Group, Inc.+... 19,800    205,326
              Keryx Biopharmaceuticals, Inc.+..... 20,500    281,465
              Myogen, Inc.+....................... 12,500    435,000
              Myriad Genetics, Inc.+.............. 20,800    526,032
              Panacos Pharmaceuticals, Inc.+...... 11,600     65,540
                                                          ----------
                                                           1,513,363
                                                          ----------
            Medical Technology -- 2.32%
              Dexcom, Inc.+....................... 25,100    322,284
              Digene Corp.+....................... 10,600    441,490
              Telik, Inc.+........................ 21,300    379,779
                                                          ----------
                                                           1,143,553
                                                          ----------
            Metals -- 0.78%
              RTI International Metals, Inc.+.....  8,900    385,993
                                                          ----------
            Oil & Gas -- 7.80%
              Barrett Bill Corp.+................. 12,900    373,068
              Denbury Resources, Inc.+............ 22,100    685,321
              FMC Technologies, Inc.+.............  7,500    441,150
              Helix Energy Solutions Group, Inc.+. 22,900    880,734
              Mariner Energy, Inc.+............... 19,400    366,660
              Oil States International, Inc.+.....  8,000    255,680
              Seitel, Inc.+....................... 69,600    272,832
              Superior Energy Services, Inc.+..... 16,500    526,845
              Western Refining, Inc...............  2,100     49,497
                                                          ----------
                                                           3,851,787
                                                          ----------
            Real Estate Investment Trusts -- 2.69%
              FelCor Lodging Trust, Inc........... 22,100    474,045
              Innkeepers USA Trust................ 24,400    404,064
              LaSalle Hotel Properties............ 10,200    448,188
                                                          ----------
                                                           1,326,297
                                                          ----------
            Retail -- 1.83%
              Cost Plus, Inc.+.................... 13,860    141,095
              Select Comfort Corp.+............... 21,600    428,760
              Tractor Supply Co.+.................  7,800    332,124
                                                          ----------
                                                             901,979
                                                          ----------

                                                       Shares/
                                                      Principal     Value
                                                       Amount      (Note 2)

  ---------------------------------------------------------------------------
  Savings & Loan -- 0.40%
    Franklin Bank Corp.+.............................   10,000   $   198,800
                                                                 -----------
  Schools -- 0.76%
    Lincoln Educational Services+....................      400         7,220
    Strayer Education, Inc...........................    3,500       368,900
                                                                 -----------
                                                                     376,120
                                                                 -----------
  Semiconductors -- 7.72%
    FormFactor, Inc.+................................   14,300       690,118
    Microsemi Corp.+.................................   29,800       827,546
    Power Integrations, Inc.+........................   29,700       546,480
    Sirf Technology Holdings, Inc.+..................   12,300       323,859
    Trident Microsystems, Inc.+......................   14,400       297,072
    Varian Semiconductor Equipment Associates, Inc.+.   31,850     1,124,624
                                                                 -----------
                                                                   3,809,699
                                                                 -----------
  Telecommunications -- 4.97%
    Arris Group, Inc.+...............................   42,000       481,320
    Atheros Communications, Inc.+....................   29,700       483,219
    Essex Corp.+.....................................    6,600        98,208
    Ixia+............................................   50,000       502,500
    Netgear, Inc.+...................................   11,100       218,337
    ViaSat, Inc.+....................................   24,700       668,135
                                                                 -----------
                                                                   2,451,719
                                                                 -----------
  Therapeutics -- 1.82%
    Medicines Co.+...................................   22,100       498,576
    Trimeris, Inc.+..................................   26,700       249,111
    Vanda Pharmaceuticals, Inc.+.....................   15,700       148,051
                                                                 -----------
                                                                     895,738
                                                                 -----------
  Utilities - Electric -- 0.67%
    Headwaters, Inc.+................................   15,000       331,800
                                                                 -----------
  Total Long-Term Investment Securities
     (Cost $45,797,796)..............................             49,244,670
                                                                 -----------
  SHORT-TERM INVESTMENT SECURITIES -- 0.76%
  Government Agencies -- 0.76%
    Federal Home Loan Bank Cons. Disc. Notes:
     5.05% due 09/01/06
     (Cost $377,000)................................. $377,000       377,000
                                                                 -----------
  TOTAL INVESTMENTS
     (Cost $46,174,796)(1)...........................   100.54%   49,621,670
  Liabilities in excess of other assets..............    (0.54)%    (267,807)
                                                      --------   -----------
  NET ASSETS --                                         100.00%  $49,353,863
                                                      ========   ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

August 31, 2006    SMALL CAP VALUE FUND - PORTFOLIO PROFILE (Unaudited)      47

Industry Allocation*

                   Banks............................. 11.69%
                   Real Estate Investment Trusts..... 11.06%
                   Electronics/Electrical Equipment..  4.55%
                   Insurance.........................  4.45%
                   Information Processing -- Software  4.25%
                   Oil & Gas.........................  4.02%
                   Information Processing -- Services  4.00%
                   Financial Services................  3.41%
                   Commercial Services...............  3.20%
                   Machinery.........................  3.08%
                   Retail............................  3.00%
                   Chemical..........................  2.98%
                   Leisure & Tourism.................  2.90%
                   Semiconductors....................  2.67%
                   Apparel & Products................  2.58%
                   Repurchase Agreement..............  2.57%
                   Automotive........................  2.50%
                   Metals............................  2.40%
                   Utilities -- Electric.............  2.35%
                   Savings & Loan....................  1.87%
                   Healthcare........................  1.83%
                   Appliances/Furnishings............  1.62%
                   Utilities -- Gas, Distribution....  1.60%
                   Telecommunications................  1.58%
                   Household Products................  1.32%
                   Foods.............................  1.19%
                   Information Processing -- Hardware  1.08%
                   Publishing........................  1.05%
                   Paper/Forest Products.............  0.94%
                   Airlines..........................  0.86%
                   Aerospace/Defense.................  0.85%
                   Drugs.............................  0.69%
                   Human Resources...................  0.69%
                   Multimedia........................  0.66%
                   Funeral Services..................  0.62%
                   Freight...........................  0.58%
                   Medical Technology................  0.56%
                   Building Materials................  0.53%
                   Manufacturing.....................  0.46%
                   Utilities -- Communication........  0.34%
                   Therapeutics......................  0.31%
                   Broadcasting......................  0.30%
                   Hospital Supplies.................  0.21%
                   Government Obligations............  0.19%
                   Medical -- Biomedical/Gene........  0.09%
                   Registered Investment Companies...  0.08%
                   Finance Companies.................  0.05%
                                                      -----
                                                      99.81%
                                                      =====

*  Calculated as a percentage of net assets.

48        SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS         August 31, 2006


                                                              Value
                                                     Shares  (Note 2)
         -------------------------------------------------------------
         COMMON STOCK -- 97.05%
         Aerospace/Defense -- 0.85%
           Kaman Corp., Class A..................... 13,100 $  234,621
           Orbital Sciences Corp., Class A+......... 41,200    745,308
                                                            ----------
                                                               979,929
                                                            ----------
         Airlines -- 0.86%
           Continental Airlines, Inc., Class B+..... 31,900    800,371
           ExpressJet Holdings, Inc.+............... 27,200    190,128
                                                            ----------
                                                               990,499
                                                            ----------
         Apparel & Products -- 2.58%
           Blair Corp...............................  6,600    157,740
           Kellwood Co.............................. 16,900    463,229
           Payless ShoeSource, Inc.+................ 47,600  1,116,696
           Shoe Carnival, Inc.+.....................  7,300    166,878
           Skechers U.S.A., Inc., Class A+.......... 12,700    287,528
           Talbots, Inc............................. 28,200    620,682
           Weyco Group, Inc.........................  3,500     74,515
           Wolverine World Wide, Inc................  3,100     78,213
                                                            ----------
                                                             2,965,481
                                                            ----------
         Appliances/Furnishings -- 1.62%
           CompX International, Inc., Class A.......  9,400    150,870
           Furniture Brands International, Inc...... 41,100    787,065
           Griffon Corp.+...........................  9,400    222,404
           HNI Corp................................. 11,300    450,870
           Kimball International, Inc., Class B.....  5,600     98,784
           Stanley Furniture Co., Inc...............  6,200    154,628
                                                            ----------
                                                             1,864,621
                                                            ----------
         Automotive -- 2.50%
           Acuity Brands, Inc....................... 11,000    470,030
           ArvinMeritor, Inc........................ 27,600    409,860
           CSK Auto Corp.+.......................... 64,300    737,521
           Modine Manufacturing Co.................. 46,700  1,087,643
           Visteon Corp.+........................... 18,700    160,259
                                                            ----------
                                                             2,865,313
                                                            ----------
         Banks -- 11.69%
           1st Source Corp..........................  8,530    255,474
           Amcore Financial, Inc....................  4,400    132,220
           BancFirst Corp...........................  6,100    288,957
           Bank of Hawaii Corp...................... 18,800    917,816
           Camden National Corp.....................  2,800    121,800
           City Holding Co.......................... 13,200    519,816
           Commerce Bancshares, Inc................. 15,760    789,891
           Community Bank Systems, Inc.............. 10,100    220,887
           Community Trust Bancorp, Inc.............  9,000    345,780
           Corus Bankshares, Inc.................... 10,600    231,186
           Cullen/Frost Bankers, Inc................  8,500    501,160
           Farmers Capital Bank Corp................    900     29,583
           First Citizens BancShares, Inc., Class A.    600    117,480
           First Commonwealth Financial Corp........ 12,300    158,178
           First Community Bancshares, Inc..........  3,200    108,960
           First Financial Bankshares, Inc..........  1,300     50,505
           First State Bancorp......................  3,800     97,242
           FirstMerit Corp.......................... 29,200    671,892
           FNB Corp. (VA)...........................  3,500    123,830
           Fulton Financial Corp....................    499      8,333
           Great Southern Bancorp, Inc..............  1,900     52,953
           Greater Bay Bancorp...................... 46,700  1,329,549
           Heartland Financial USA, Inc.............  5,800    156,194
           Integra Bank Corp........................  3,600     92,952
           Lakeland Bancorp, Inc....................  7,440    110,112
           Lakeland Financial Corp..................  2,400     59,160
           MB Financial, Inc........................  5,000    184,500
           Mercantile Bank Corp.....................  7,850    318,082
           Mid-State Bancshares.....................  3,600     97,452
           Old National Bancorp.....................  2,800     52,388

                                                             Value
                                                    Shares  (Note 2)

         -------------------------------------------------------------
         Banks (continued)
           Pacific Capital Bancorp.................  8,300 $   232,068
           Premierwest Bancorp.....................  3,210      49,562
           Provident Bankshares Corp...............  9,700     363,556
           R&G Financial Corp., Class B............ 11,700      84,240
           Santander BanCorp.......................  1,000      20,170
           SCBT Financial Corp.....................  1,200      46,704
           Simmons First National Corp., Class A...  7,800     224,796
           Southwest Bancorp, Inc..................  3,500      92,925
           Suffolk Bancorp.........................  1,000      34,840
           Susquehanna Bancshares, Inc............. 12,200     298,534
           Taylor Capital Group, Inc...............  2,300      67,643
           TCF Financial Corp...................... 36,100     941,127
           Tompkins Trustco, Inc...................    880      39,477
           UMB Financial Corp...................... 34,200   1,192,554
           Umpqua Holdings Corp.................... 11,600     317,492
           Virginia Financial Group, Inc...........  2,500     108,900
           W Holding Co., Inc...................... 27,300     137,865
           Washington Trust Bancorp, Inc........... 11,100     292,929
           Westamerica Bancorp.....................  4,100     196,103
           Whitney Holding Corp.................... 15,150     532,826
                                                           -----------
                                                            13,418,643
                                                           -----------
         Broadcasting -- 0.30%
           Cumulus Media, Inc., Class A+........... 20,400     204,816
           Sinclair Broadcast Group, Inc., Class A. 17,700     136,644
                                                           -----------
                                                               341,460
                                                           -----------
         Building Materials -- 0.53%
           LSI Industries, Inc..................... 33,100     606,723
                                                           -----------
         Chemical -- 2.98%
           Georgia Gulf Corp....................... 22,300     591,842
           H.B. Fuller Co.......................... 37,600     723,048
           Pioneer Cos., Inc.+..................... 12,600     306,936
           Sensient Technologies Corp.............. 39,900     802,788
           Spartech Corp........................... 27,800     626,334
           Stepan Co............................... 12,400     365,552
                                                           -----------
                                                             3,416,500
                                                           -----------
         Commercial Services -- 3.20%
           BlueLinx Holdings, Inc.................. 10,700     113,099
           Central Parking Corp....................  5,500      91,520
           Clark, Inc..............................  9,400     121,354
           Deluxe Corp.............................  3,100      55,552
           Dollar Financial Corp.+................. 17,648     336,900
           Geo Group, Inc.+........................ 11,700     522,639
           Laidlaw International, Inc.............. 38,600   1,042,200
           Pacer International, Inc................  6,800     187,204
           Quanta Services, Inc.+..................  7,300     129,429
           Silgan Holdings, Inc.................... 18,500     654,900
           Washington Group International, Inc.....  7,100     420,391
                                                           -----------
                                                             3,675,188
                                                           -----------
         Drugs -- 0.69%
           Adolor Corp.+...........................  9,700     242,015
           Alpharma, Inc., Class A.................  7,900     165,426
           Cubist Pharmaceuticals, Inc.+...........  5,000     117,300
           Medicis Pharmaceutical Corp.............  6,200     181,598
           ViroPharma, Inc.+.......................  6,600      82,566
                                                           -----------
                                                               788,905
                                                           -----------
         Electronics/Electrical Equipment -- 4.55%
           Avista Corp............................. 32,500     787,800
           Bel Fuse, Inc., Class B.................  4,742     175,312
           Coherent, Inc.+......................... 20,800     754,208
           Commscope, Inc.+........................ 11,000     321,310
           CTS Corp................................ 20,500     301,350
           Cubic Corp..............................  5,700     114,741
           Emcor Group, Inc.+...................... 15,400     853,776

August 31, 2006 SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED   49


                                                               Value
                                                     Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Electronics/Electrical Equipment (continued)
          Kemet Corp.+..............................  22,800 $  187,644
          Magma Design Automation, Inc.+............  13,600    103,088
          Molecular Devices Corp.+..................   7,400    177,674
          Park Electrochemical Corp.................  19,100    498,510
          Paxar Corp.+..............................  10,400    202,488
          Teleflex, Inc.............................  13,400    747,854
                                                             ----------
                                                              5,225,755
                                                             ----------
        Finance Companies -- 0.05%
          Credit Acceptance Corp.+..................   2,100     59,724
                                                             ----------
        Financial Services -- 3.41%
          A.G. Edwards, Inc.........................   4,100    216,562
          AmeriCredit Corp.+........................  40,400    948,996
          Federal Agricultural Mtg. Corp., Class C..  19,400    544,170
          Gladstone Capital Corp....................   4,100     92,824
          Investment Technology Group, Inc.+........   8,600    397,406
          Jackson Hewitt Tax Service, Inc...........  10,500    331,800
          Marlin Business Services, Inc.+...........  10,400    232,440
          World Acceptance Corp.+...................  28,700  1,147,139
                                                             ----------
                                                              3,911,337
                                                             ----------
        Foods -- 1.19%
          Del Monte Foods Co........................  94,500  1,048,950
          Pilgrims Pride Corp.......................   7,400    180,264
          Seaboard Corp.............................     100    140,000
                                                             ----------
                                                              1,369,214
                                                             ----------
        Freight -- 0.58%
          Arkansas Best Corp........................   5,600    247,240
          Atlas Air Worldwide Holdings, Inc.+.......   3,800    166,934
          Gulfmark Offshore, Inc.+..................   4,700    142,645
          Saia, Inc.+...............................   3,400    104,550
                                                             ----------
                                                                661,369
                                                             ----------
        Funeral Services -- 0.62%
          Alderwoods Group, Inc.+...................  26,500    524,435
          Stewart Enterprises, Inc., Class A........  31,500    182,070
                                                             ----------
                                                                706,505
                                                             ----------
        Healthcare -- 1.83%
          Magellan Health Services, Inc.+...........  17,200    826,804
          Manor Care, Inc...........................  14,000    730,800
          Steris Corp...............................  22,800    542,184
                                                             ----------
                                                              2,099,788
                                                             ----------
        Hospital Supplies -- 0.21%
          Datascope Corp............................   7,500    246,975
                                                             ----------
        Household Products -- 1.32%
          American Greetings Corp., Class A.........  30,700    752,764
          Chattem, Inc.+............................   8,300    287,844
          Playtex Products, Inc.+...................  36,000    473,400
                                                             ----------
                                                              1,514,008
                                                             ----------
        Human Resources -- 0.69%
          Spherion Corp.+........................... 106,600    796,302
                                                             ----------
        Information Processing - Hardware -- 1.08%
          Electronics for Imaging, Inc.+............  30,600    705,024
          Imation Corp..............................   6,800    269,484
          Tech Data Corp.+..........................   7,500    261,675
                                                             ----------
                                                              1,236,183
                                                             ----------
        Information Processing - Services -- 4.00%
          Agilysys, Inc.............................  15,400    208,208
          Ansoft Corp.+.............................   8,600    206,744
          BISYS Group, Inc.+........................  63,500    653,415
          Black Box Corp............................  11,700    450,918
          CSG Systems International, Inc.+..........  26,000    699,920
          Digital Insight Corp.+....................   8,900    231,489
          Fair Issac & Co., Inc.....................   1,500     52,515

                                                               Value
                                                      Shares  (Note 2)

        ---------------------------------------------------------------
        Information Processing - Services (continued)
          Intergraph Corp.+..........................  4,100 $  153,176
          SonicWALL, Inc.+........................... 39,100    401,166
          Sykes Enterprises, Inc.+................... 22,800    458,508
          Trizetto Group, Inc.+...................... 17,800    244,216
          Unisys Corp.+.............................. 73,200    391,620
          United Online, Inc......................... 38,000    435,860
                                                             ----------
                                                              4,587,755
                                                             ----------
        Information Processing - Software -- 4.25%
          Acxiom Corp................................ 26,100    633,969
          Altiris, Inc.+............................. 22,800    515,280
          Aspen Technologies, Inc.+.................. 37,500    418,500
          BMC Software, Inc.+........................ 19,200    511,104
          EPIQ Systems, Inc.+........................ 40,900    608,592
          Infousa, Inc............................... 14,000    115,640
          Inter-Tel, Inc............................. 32,900    725,116
          Microstrategy, Inc., Class A+..............  3,700    337,440
          Parametric Technology Corp.+............... 31,420    506,176
          Per-Se Technologies, Inc.+................. 18,092    412,317
          Progress Software Corp.+...................  3,700     93,684
                                                             ----------
                                                              4,877,818
                                                             ----------
        Insurance -- 4.45%
          Affirmative Insurance Holdings, Inc........  6,300     93,051
          Alfa Corp.................................. 18,700    316,030
          AmerUs Group Co............................  9,300    630,540
          Crawford & Co., Class B.................... 13,800    109,158
          Delphi Financial Group, Inc., Class A...... 21,250    826,200
          FBL Financial Group, Inc., Class A.........  2,700     89,532
          Great American Financial Resources, Inc....  4,200     87,948
          Harleysville Group, Inc.................... 19,300    694,607
          Horace Mann Educators Corp................. 31,900    585,684
          James River Group, Inc.+...................  1,200     33,828
          LandAmerica Financial Group, Inc...........  8,300    524,892
          ProAssurance Corp.+........................  7,100    357,130
          Protective Life Corp....................... 10,200    469,506
          StanCorp Financial Group, Inc..............  6,200    288,734
                                                             ----------
                                                              5,106,840
                                                             ----------
        Leisure & Tourism -- 2.90%
          Arctic Cat, Inc............................ 15,400    256,102
          Dominos Pizza, Inc......................... 30,400    743,280
          Dover Downs Gaming & Entertainment, Inc.... 14,600    191,698
          Hasbro, Inc................................ 14,600    296,380
          Jack in the Box, Inc.+..................... 17,400    834,852
          Luby's, Inc.+.............................. 16,500    156,915
          Marvel Entertainment, Inc.+................ 39,900    855,456
                                                             ----------
                                                              3,334,683
                                                             ----------
        Machinery -- 3.08%
          AGCO Corp.+................................ 21,200    526,820
          Applied Industrial Technologies, Inc....... 16,300    368,543
          Cognex Corp................................ 14,800    377,844
          Flowserve Corp.+...........................  1,100     56,254
          Lindsay Manufacturing Co...................  6,700    191,084
          NACCO Industries, Inc., Class A............  1,200    160,236
          Tennant Co.................................  2,100     56,826
          Terex Corp.+............................... 26,400  1,159,752
          Wabtec Corp................................ 22,800    643,188
                                                             ----------
                                                              3,540,547
                                                             ----------
        Manufacturing -- 0.46%
          Reddy Ice Holdings, Inc.................... 22,500    533,700
                                                             ----------
        Medical - Biomedical/Gene -- 0.09%
          Myogen, Inc.+..............................  2,900    100,920
                                                             ----------

50  SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                                 Value
                                                        Shares  (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical Technology -- 0.56%
        DJ Orthopedics, Inc.+..........................  3,700 $  142,709
        Illumina, Inc.+................................  2,900     97,672
        Nektar Therapeutics+...........................  5,800    101,616
        Zoll Medical Corp.+............................  7,900    299,489
                                                               ----------
                                                                  641,486
                                                               ----------
      Metals -- 2.40%
        Century Aluminum Co.+..........................  9,700    336,687
        Chaparral Steel Co.+...........................  6,600    471,372
        CIRCOR International, Inc......................  8,100    232,389
        MascoTech, Inc.+(1)(2).........................    200          0
        Quanex Corp....................................  7,150    245,459
        Steel Dynamics, Inc............................ 19,300  1,018,847
        USEC, Inc...................................... 20,400    206,244
        Valmont Industries, Inc........................  4,700    245,152
                                                               ----------
                                                                2,756,150
                                                               ----------
      Multimedia -- 0.66%
        Belo Corp...................................... 46,400    756,320
                                                               ----------
      Oil & Gas -- 4.02%
        Forest Oil Corp.+..............................  8,800    298,056
        Harvest Natural Resources, Inc.+............... 11,000    140,690
        Helmerich & Payne, Inc.........................  9,100    223,223
        Holly Corp..................................... 11,700    536,094
        Houston Exploration Co.+....................... 22,700  1,456,205
        Mariner Energy, Inc.+.......................... 18,491    349,480
        Meridian Resource Corp.+....................... 17,200     57,792
        ONEOK, Inc.....................................  2,500     95,675
        Swift Energy Co.+.............................. 10,700    468,232
        Tesoro Petroleum Corp..........................  2,600    167,986
        Todco, Class A+................................  1,400     51,842
        Trico Marine Services, Inc.+................... 21,400    767,618
                                                               ----------
                                                                4,612,893
                                                               ----------
      Paper/Forest Products -- 0.94%
        Graphic Packaging Corp.+....................... 44,400    172,272
        Longview Fibre Co..............................  7,278    151,674
        Neenah Paper, Inc.............................. 20,200    678,114
        Smurfit -Stone Container Corp.+................  6,600     75,174
                                                               ----------
                                                                1,077,234
                                                               ----------
      Publishing -- 1.05%
        John Wiley & Sons, Inc., Class A............... 15,700    541,650
        Readers Digest Assoc., Inc., Class A........... 20,800    266,448
        Standard Register Co........................... 30,600    392,598
                                                               ----------
                                                                1,200,696
                                                               ----------
      Real Estate Investment Trusts -- 11.06%
        American Home Mortgage Investment Corp......... 14,400    456,480
        Annaly Mtg. Management, Inc.................... 15,600    195,156
        Anworth Mtg. Asset Corp........................ 40,200    314,766
        Apartment Investment & Management Co., Class A. 13,000    666,120
        Boykin Lodging Co..............................  5,000     54,850
        Brandywine Realty Trust........................ 23,446    765,043
        Cousins Properties, Inc........................ 25,900    890,183
        Equity Inns, Inc............................... 46,100    709,018
        Equity Lifestyle Properties, Inc............... 15,400    690,382
        Extra Space Storage, Inc.......................  7,300    127,750
        Home Properties of New York, Inc............... 23,500  1,336,680
        Innkeepers USA Trust........................... 74,400  1,232,064
        Lexington Corporate Properties Trust........... 42,900    901,758
        Luminent Mtg. Capital, Inc..................... 38,600    391,018
        MFA Mtg. Investments, Inc...................... 54,100    380,323
        Pennsylvania Real Estate Investment Trust......    800     33,856
        PS Business Parks, Inc......................... 13,600    831,232
        Ramco-Gershenson Properties Trust.............. 21,700    694,400
        Sunstone Hotel Investors, Inc.................. 16,300    487,370
        Taubman Centers, Inc........................... 16,400    660,756

                                                                    Value
                                                           Shares  (Note 2)

  ---------------------------------------------------------------------------
  Real Estate Investment Trusts (continued)
    Universal Health Realty Income Trust..................  8,100 $   293,949
    Winston Hotels, Inc................................... 48,900     582,399
                                                                  -----------
                                                                   12,695,553
                                                                  -----------
  Registered Investment Companies -- 0.08%
    Gladstone Capital Corp................................  4,100      92,824
                                                                  -----------
  Retail -- 3.00%
    Barnes & Noble, Inc...................................  5,400     196,344
    Big Lots, Inc.+....................................... 49,400     906,490
    Borders Group, Inc....................................    200       3,826
    GameStop Corp.+....................................... 11,700     511,056
    Myers Industries, Inc................................. 18,200     299,026
    OfficeMax, Inc........................................  8,000     332,240
    Pantry, Inc.+.........................................  6,400     299,904
    Retail Ventures, Inc.+................................ 30,700     439,931
    United Stationers, Inc.+..............................  6,700     307,061
    Weis Markets, Inc.....................................  3,700     146,187
                                                                  -----------
                                                                    3,442,065
                                                                  -----------
  Savings & Loan -- 1.87%
    Astoria Financial Corp................................ 35,800   1,099,060
    First Financial Holdings, Inc.........................  1,900      65,626
    First Indiana Corp....................................  3,150      77,017
    First Niagara Financial Group, Inc.................... 23,000     344,080
    FirstFed Financial Corp.+.............................  7,500     381,450
    Horizon Financial Corp................................  1,200      35,928
    OceanFirst Financial Corp.............................  1,100      24,046
    WSFS Financial Corp...................................  1,900     120,175
                                                                  -----------
                                                                    2,147,382
                                                                  -----------
  Semiconductors -- 2.67%
    Asyst Technologies, Inc.+............................. 57,300     429,177
    Axcelis Technologies, Inc.+........................... 21,400     134,606
    Cirrus Logic, Inc.+................................... 71,400     522,648
    Cohu, Inc.............................................  8,100     135,837
    Emulex Corp.+......................................... 13,200     228,624
    Fairchild Semiconductor International, Inc., Class A+. 14,300     257,829
    Lattice Semiconductor Corp.+.......................... 50,800     371,856
    Mattson Technology, Inc.+............................. 38,200     299,106
    Omnivision Technologies, Inc.+........................ 35,400     587,640
    Triquint Semiconductor, Inc.+......................... 20,400     100,572
                                                                  -----------
                                                                    3,067,895
                                                                  -----------
  Telecommunications -- 1.58%
    CalAmp Corp.+......................................... 10,800      72,684
    Carrier Access Corp.+.................................  9,600      86,592
    CenturyTel, Inc.......................................  6,700     266,794
    Dobson Communications Corp., Class A+................. 71,400     490,518
    North Pittsburgh Systems, Inc.........................  7,900     197,342
    UTStarcom, Inc.+...................................... 19,500     160,095
    Windstream Corp....................................... 41,100     542,520
                                                                  -----------
                                                                    1,816,545
                                                                  -----------
  Therapeutics -- 0.31%
    Cypress Biosciences, Inc.+............................ 13,600      97,920
    Renovis, Inc.+........................................ 12,500     184,250
    United Therapeutics Corp.+............................  1,400      76,426
                                                                  -----------
                                                                      358,596
                                                                  -----------
  Utilities - Communication -- 0.34%
    Commonwealth Telephone Enterprises, Inc............... 11,200     394,912
                                                                  -----------
  Utilities - Electric -- 2.35%
    CenterPoint Energy, Inc............................... 48,500     700,825
    El Paso Electric Co.+................................. 28,200     674,262
    Great Plains Energy, Inc..............................  2,100      64,092
    Headwaters, Inc.+.....................................  5,000     110,600
    Idacorp, Inc..........................................  9,700     372,674

August 31, 2006 SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED   51


                                                  Shares/
                                                 Principal    Value
                                                  Amount     (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Utilities - Electric (continued)
           NorthWestern Corp....................    5,900  $    205,556
           Puget Energy, Inc....................   25,200       570,276
                                                           ------------
                                                              2,698,285
                                                           ------------
         Utilities - Gas, Distribution -- 1.60%
           Nicor, Inc...........................   34,200     1,493,172
           Vectren Corp.........................   12,500       344,500
                                                           ------------
                                                              1,837,672
                                                           ------------
         Total Common Stock
            (Cost $101,228,137).................            111,419,193
                                                           ------------
         UNITED STATES GOVERNMENT BONDS -- 0.19%
         Government Obligations -- 0.19%
           United States Treasury Notes:
            2.88% due 11/30/06@
            (Cost $221,906)..................... $225,000       223,761
                                                           ------------
         Total Long-Term Investment Securities
            (Cost $101,450,043).................            111,642,954
                                                           ------------

                                                             Principal     Value
                                                              Amount      (Note 2)

------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.57%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $2,952,396 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 4.25%, due 05/15/09 and having an approximate
   value of $3,043,012
   (Cost $2,952,000)....................................... $2,952,000  $  2,952,000
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $104,402,043)(3)..................................      99.81%  114,594,954
Other assets less liabilities..............................       0.19%      214,529
                                                            ----------  ------------
NET ASSETS --                                                   100.00% $114,809,483
                                                            ==========  ============

--------
+  Non-income producing security
@ The security was pledged as collateral to cover margin requirements for open futures contracts.
(1)Fair valued security (see Note 2)
(2)Illiquid security
(3)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-------------------------------------------------------------------------------------
                                                                         Unrealized
Number of                      Expiration    Value at    Value as of    Appreciation
Contracts    Description          Date      Trade Date August 31, 2006 (Depreciation)
-------------------------------------------------------------------------------------
 8 Long   Russell 2000 Index September 2006 $2,817,413   $2,886,800       $69,387
                                                                          =======

See Notes to Financial Statements

52   SOCIALLY RESPONSIBLE FUND - PORTFOLIO PROFILE (Unaudited)   August 31, 2006

Industry Allocation*

                   Commercial Services............... 12.87%
                   Financial Services................  7.89%
                   Banks.............................  7.80%
                   Oil & Gas.........................  6.71%
                   Insurance.........................  5.56%
                   Telecommunications................  5.34%
                   Drugs.............................  4.85%
                   Retail............................  4.38%
                   Information Processing -- Software  3.85%
                   Information Processing -- Hardware  3.33%
                   Beverages.........................  3.14%
                   Leisure & Tourism.................  2.57%
                   Freight...........................  2.56%
                   Information Processing -- Services  2.49%
                   Medical -- Biomedical/Gene........  2.31%
                   Hospital Supplies.................  2.25%
                   Semiconductors....................  2.18%
                   Repurchase Agreement..............  2.08%
                   Multimedia........................  1.98%
                   Household Products................  1.92%
                   Broadcasting......................  1.42%
                   Railroads & Equipment.............  1.41%
                   Apparel & Products................  1.17%
                   Savings & Loan....................  1.12%
                   Utilities -- Electric.............  1.05%
                   Building Materials................  0.91%
                   Paper/Forest Products.............  0.91%
                   Government Obligations............  0.75%
                   Medical Technology................  0.60%
                   Advertising.......................  0.59%
                   Foods.............................  0.52%
                   Therapeutics......................  0.47%
                   Airlines..........................  0.41%
                   Metals............................  0.38%
                   Healthcare........................  0.34%
                   Electronics/Electrical Equipment..  0.32%
                   Chemical..........................  0.22%
                   Machinery.........................  0.19%
                   Automotive........................  0.15%
                   Heavy Duty Trucks/Parts...........  0.10%
                   Photography.......................  0.10%
                   Schools...........................  0.06%
                                                      -----
                                                      99.25%
                                                      =====

*  Calculated as a percentage of net assets.

August 31, 2006     SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS      53


                                                             Value
                                                   Shares   (Note 2)
         -------------------------------------------------------------
         COMMON STOCK -- 83.55%
         Advertising -- 0.59%
           Omnicom Group, Inc.....................  19,990 $ 1,747,526
                                                           -----------
         Airlines -- 0.41%
           Southwest Airlines Co..................  69,400   1,202,008
                                                           -----------
         Apparel & Products -- 1.17%
           Coach, Inc.+...........................  15,330     462,813
           Nike, Inc., Class B....................  37,000   2,988,120
                                                           -----------
                                                             3,450,933
                                                           -----------
         Automotive -- 0.15%
           AutoZone, Inc.+........................   1,710     154,413
           SPX Corp...............................   5,420     286,176
                                                           -----------
                                                               440,589
                                                           -----------
         Banks -- 7.80%
           Bank of America Corp................... 145,565   7,492,231
           Bank of New York Co., Inc..............  65,280   2,203,200
           Fifth Third Bancorp....................  24,030     945,340
           National City Corp.....................  81,190   2,807,550
           PNC Financial Services Group...........  22,280   1,577,201
           SunTrust Banks, Inc....................  39,380   3,008,632
           Wells Fargo & Co....................... 143,706   4,993,784
                                                           -----------
                                                            23,027,938
                                                           -----------
         Beverages -- 3.14%
           Coca-Cola Co........................... 101,272   4,537,998
           Coca-Cola Enterprises, Inc.............  13,610     303,503
           PepsiCo, Inc...........................  68,067   4,443,414
                                                           -----------
                                                             9,284,915
                                                           -----------
         Broadcasting -- 1.42%
           Clear Channel Communications, Inc......  72,370   2,101,625
           Comcast Corp., Class A+................  48,570   1,699,950
           DIRECTTV Group Inc.+...................  20,740     389,704
                                                           -----------
                                                             4,191,279
                                                           -----------
         Building Materials -- 0.91%
           Masco Corp.............................  97,623   2,675,846
                                                           -----------
         Chemical -- 0.22%
           Huntsman Corp.+........................  35,790     646,367
                                                           -----------
         Drugs -- 4.85%
           Abbott Laboratories....................  85,850   4,180,895
           Bristol-Myers Squibb Co................ 109,700   2,385,975
           Caremark Rx, Inc.......................  50,273   2,912,817
           Forest Laboratories, Inc.+.............   9,610     480,308
           Merck & Co., Inc....................... 107,280   4,350,204
                                                           -----------
                                                            14,310,199
                                                           -----------
         Electronics/Electrical Equipment -- 0.32%
           Fisher Scientific International, Inc.+.   2,300     179,929
           Xerox Corp.+...........................  52,240     773,674
                                                           -----------
                                                               953,603
                                                           -----------
         Financial Services -- 7.89%
           American Express Co....................  74,793   3,929,624
           Citigroup, Inc......................... 157,978   7,796,215
           Fannie Mae.............................  22,886   1,204,948
           Goldman Sachs Group, Inc...............   1,710     254,192
           JPMorgan Chase & Co.................... 130,564   5,961,552
           Merrill Lynch & Co., Inc...............  40,270   2,961,053
           Principal Financial Group, Inc.........  22,030   1,172,877
                                                           -----------
                                                            23,280,461
                                                           -----------
         Foods -- 0.52%
           General Mills, Inc.....................  28,520   1,546,640
                                                           -----------
         Freight -- 2.56%
           FedEx Corp.............................  32,230   3,256,197
           United Parcel Service, Inc.............  61,388   4,300,229
                                                           -----------
                                                             7,556,426
                                                           -----------

                                                              Value
                                                    Shares   (Note 2)

         --------------------------------------------------------------
         Healthcare -- 0.34%
           McKesson Corp...........................  19,810 $ 1,006,348
                                                            -----------
         Heavy Duty Trucks/Parts -- 0.10%
           PACCAR, Inc.............................   5,295     289,478
                                                            -----------
         Hospital Supplies -- 2.25%
           Johnson & Johnson....................... 102,584   6,633,081
                                                            -----------
         Household Products -- 1.92%
           Avon Products, Inc......................   6,990     200,683
           Colgate-Palmolive Co....................  53,895   3,226,155
           Estee Lauder Cos., Inc., Class A........  43,590   1,606,727
           Newell Rubbermaid, Inc..................  23,440     632,646
                                                            -----------
                                                              5,666,211
                                                            -----------
         Information Processing - Hardware -- 3.33%
           Apple Computer, Inc.+...................  33,388   2,265,376
           Dell, Inc.+.............................  99,534   2,244,492
           EMC Corp.+..............................  30,620     356,723
           Hewlett-Packard Co...................... 135,635   4,958,815
           Seagate Technology, Inc.+(1)(2)(4)......     510           0
                                                            -----------
                                                              9,825,406
                                                            -----------
         Information Processing - Services -- 2.49%
           Computer Sciences Corp.+................   6,980     330,712
           eBay, Inc.+.............................  21,224     591,301
           Electronic Data Systems Corp............  61,270   1,460,064
           First Data Corp.........................  77,960   3,349,941
           Google, Inc.+...........................   3,870   1,464,911
           Monster Worldwide, Inc.+................   4,120     167,849
                                                            -----------
                                                              7,364,778
                                                            -----------
         Information Processing - Software -- 3.85%
           Microsoft Corp.......................... 288,999   7,424,384
           Oracle Corp.+........................... 251,949   3,943,002
                                                            -----------
                                                             11,367,386
                                                            -----------
         Insurance -- 5.56%
           Aetna, Inc..............................   9,646     359,507
           AFLAC, Inc..............................  12,961     584,152
           Chubb Corp..............................  59,730   2,996,057
           Cincinnati Financial Corp...............  12,840     599,114
           Coventry Health Care, Inc.+.............  10,400     564,096
           Genworth Financial, Inc.................  44,180   1,521,117
           Hartford Financial Services Group, Inc..  16,490   1,415,831
           MetLife, Inc............................  64,960   3,574,749
           UnitedHealth Group, Inc.................  32,940   1,711,233
           WellPoint, Inc.+........................  37,690   2,917,583
           XL Capital, Ltd., Class A...............   2,540     166,726
                                                            -----------
                                                             16,410,165
                                                            -----------
         Leisure & Tourism -- 2.57%
           Carnival Corp...........................  67,900   2,845,010
           Harley-Davidson, Inc....................  17,760   1,039,138
           McDonald's Corp......................... 100,163   3,595,852
           Starbucks Corp.+........................   3,740     115,977
                                                            -----------
                                                              7,595,977
                                                            -----------
         Machinery -- 0.19%
           Caterpillar, Inc........................   8,480     562,648
                                                            -----------
         Medical - Biomedical/Gene -- 2.31%
           Amgen, Inc.+............................  62,610   4,253,097
           Genentech, Inc.+........................  31,130   2,568,848
                                                            -----------
                                                              6,821,945
                                                            -----------
         Medical Technology -- 0.60%
           Quest Diagnostics, Inc..................  23,930   1,538,220
           Zimmer Holdings, Inc.+..................   3,390     230,520
                                                            -----------
                                                              1,768,740
                                                            -----------

54     SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS -     August 31, 2006
                             CONTINUED


                                                            Value
                                                  Shares   (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Metals -- 0.38%
            Freeport-McMoRan Copper & Gold, Inc..  19,510 $ 1,135,677
                                                          -----------
          Multimedia -- 1.98%
            News Corp., Class A..................  81,440   1,549,803
            Time Warner, Inc..................... 246,062   4,089,551
            Walt Disney Co.......................   7,020     208,143
                                                          -----------
                                                            5,847,497
                                                          -----------
          Oil & Gas -- 6.71%
            Apache Corp..........................  42,670   2,785,498
            BJ Services Co.......................  23,690     812,804
            EOG Resources, Inc...................  41,210   2,671,232
            Grant Prideco, Inc.+.................  19,070     791,977
            Halliburton Co.......................  21,750     709,485
            Kinder Morgan, Inc...................  21,340   2,227,043
            Murphy Oil Corp......................   6,720     328,675
            Nabors Industries, Ltd.+.............   7,210     237,065
            National-Oilwell Varco, Inc.+........   9,580     625,574
            Noble Energy, Inc....................  50,240   2,482,861
            Pioneer Natural Resources Co.........  26,440   1,102,812
            Schlumberger, Ltd....................  64,166   3,933,376
            XTO Energy, Inc......................  23,890   1,093,445
                                                          -----------
                                                           19,801,847
                                                          -----------
          Paper/Forest Products -- 0.91%
            Avery Dennison Corp..................  43,170   2,673,950
                                                          -----------
          Photography -- 0.10%
            Eastman Kodak Co.....................  13,800     293,526
                                                          -----------
          Railroads & Equipment -- 1.41%
            Burlington Northern Santa Fe Corp....  33,590   2,248,851
            Norfolk Southern Corp................  44,980   1,921,995
                                                          -----------
                                                            4,170,846
                                                          -----------
          Retail -- 4.38%
            Best Buy Co., Inc....................  17,710     832,370
            Costco Wholesale Corp................  23,950   1,120,620
            CVS Corp.............................   9,570     321,073
            Federated Department Stores, Inc.....  10,740     407,905
            Gap, Inc.............................  83,080   1,396,575
            J.C. Penney Co., Inc.................  16,590   1,045,834
            Kohl's Corp.+........................  13,760     860,138
            Kroger Co............................  85,870   2,044,565
            Office Depot, Inc.+..................  12,230     450,553
            Safeway, Inc.........................  29,560     914,291
            Target Corp..........................  60,600   2,932,434
            Walgreen Co..........................  12,540     620,228
                                                          -----------
                                                           12,946,586
                                                          -----------
          Savings & Loan -- 1.12%
            Washington Mutual, Inc...............  78,890   3,304,702
                                                          -----------
          Schools -- 0.06%
            Apollo Group, Inc., Class A+.........   3,640     182,764
                                                          -----------
          Semiconductors -- 2.18%
            Analog Devices, Inc..................  54,980   1,684,587
            Freescale Semiconductor, Inc.+.......  11,000     340,010
            Intel Corp........................... 169,561   3,313,222
            Micron Technology, Inc.+.............  37,120     641,434
            Xilinx, Inc..........................  19,650     449,395
                                                          -----------
                                                            6,428,648
                                                          -----------
          Telecommunications -- 5.34%
            Alltel Corp..........................  40,050   2,171,110
            BellSouth Corp....................... 102,560   4,176,243
            Cisco Systems, Inc.+................. 176,940   3,890,911
            Citizens Communications Co........... 132,230   1,823,452
            QUALCOMM, Inc........................  98,380   3,705,975
                                                          -----------
                                                           15,767,691
                                                          -----------
          Therapeutics -- 0.47%
            Gilead Sciences, Inc.+...............  21,700   1,375,780
                                                          -----------

                                                            Shares/
                                                           Principal      Value
                                                            Amount       (Note 2)

-----------------------------------------------------------------------------------
Utilities - Electric -- 1.05%
  AES Corp.+.............................................      68,360  $  1,451,966
  NRG Energy, Inc.+......................................      32,790     1,660,486
                                                                       ------------
                                                                          3,112,452
                                                                       ------------
Total Long-Term Investment Securities
   (Cost $237,307,972)...................................               246,668,859
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 13.62%
Commercial Paper -- 12.87%
  Dover Corp. Yrs 3 & 4:
   5.27% due 09/01/06.................................... $10,000,000    10,000,000
  Dresdner U S Finance:
   5.27% due 09/01/06....................................  14,000,000    14,000,000
  Rabobank USA Financial Corp.:
   5.27% due 09/01/06....................................  14,000,000    14,000,000
                                                                       ------------
                                                                         38,000,000
                                                                       ------------
UNITED STATES TREASURY BILLS -- 0.75%
  United States Treasury Bills:
   4.77% due 09/14/06@...................................      35,000        34,940
   4.78% due 09/14/06@...................................      80,000        79,862
   4.84% due 09/21/06@...................................     100,000        99,731
   4.87% due 09/21/06@...................................     535,000       533,552
   4.88% due 09/21/06@...................................     550,000       548,509
   4.89% due 10/19/06@...................................      75,000        74,511
   4.90% due 09/21/06@...................................      80,000        79,782
   4.92% due 10/19/06@...................................     510,000       506,656
   4.93% due 10/19/06@...................................     100,000        99,343
   4.93% due 10/12/06@...................................     160,000       159,103
                                                                       ------------
                                                                          2,215,989
                                                                       ------------
Total Short-Term Investments
   (Cost $40,215,989)....................................                40,215,989
                                                                       ------------
REPURCHASE AGREEMENT -- 2.08%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.83%, dated 08/31/06, to be repurchased
   09/01/06 in the amount of $6,131,823 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 4.25%, due 05/15/09 and having an
   approximate value $6,319,337
   (Cost $6,131,000).....................................   6,131,000     6,131,000
                                                                       ------------
TOTAL INVESTMENTS
   (Cost $283,654,961)(3)................................       99.25%  293,015,848
Other assets less liabilities............................        0.75%    2,214,832
                                                          -----------  ------------
NET ASSETS --                                                  100.00% $295,230,680
                                                          ===========  ============

--------
+  Non-income producing security
@ The security or a portion thereof represents collateral for open futures contracts.
(1)Fair value security (see Note 2)
(2)Illiquid security
(3)See Note 5 for cost of investments on a tax basis.
(4)To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the Socially Responsible Fund held the following restricted securities:

                                                              Market
                                                              Value   % of
                        Acquisition        Acquisition Market  Per    Net
            Name           Date     Shares    Cost     Value  Share  Assets
     ------------------ ----------- ------ ----------- ------ ------ ------
     Seagate Technology
      Common Stock.....  11/22/00    510       $0        $0     $0    0.00%
                                               ==        ==           ====

August 31, 2006    SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS -     55
                                         CONTINUED

Open Futures Contracts
---------------------------------------------------------------------------------
                                                                     Unrealized
Number of                 Expiration    Value at     Value as of    Appreciation
Contracts  Description       Date      Trade Date  August 31, 2006 (Depreciation)
---------------------------------------------------------------------------------
143 Long  S&P 500 Index September 2006 $46,168,100   $46,675,200      $507,100
                                                                      ========

See Notes to Financial Statements

56      STRATEGIC BOND FUND - PORTFOLIO PROFILE (Unaudited)      August 31, 2006

Industry Allocation*

                  Foreign Government Agencies......... 35.89%
                  Financial Services.................. 11.37%
                  United States Government Agencies... 10.39%
                  United States Government Obligations  9.13%
                  Telecommunications..................  3.72%
                  Oil & Gas...........................  3.13%
                  Broadcasting........................  2.80%
                  Utilities -- Electric...............  2.62%
                  Airlines............................  1.96%
                  Repurchase Agreement................  1.89%
                  Leisure & Tourism...................  1.83%
                  Commercial Services.................  1.35%
                  Utilities -- Gas, Pipeline..........  1.09%
                  Paper/Forest Products...............  0.92%
                  Insurance...........................  0.79%
                  Drugs...............................  0.74%
                  Multimedia..........................  0.69%
                  Metals..............................  0.68%
                  Retail..............................  0.59%
                  Chemical............................  0.57%
                  Banks...............................  0.55%
                  Building Materials..................  0.47%
                  Healthcare..........................  0.45%
                  Real Estate Investment Trusts.......  0.44%
                  Household Products..................  0.42%
                  Foods...............................  0.40%
                  Funeral Services....................  0.40%
                  Hospital Management.................  0.37%
                  Aerospace/Defense...................  0.35%
                  Savings & Loan......................  0.30%
                  Advertising.........................  0.26%
                  Freight.............................  0.25%
                  Pollution Control...................  0.23%
                  Information Processing -- Software..  0.22%
                  Electronics/Electrical Equipment....  0.22%
                  Semiconductors......................  0.21%
                  Automotive..........................  0.19%
                  Machinery...........................  0.15%
                  Real Estate.........................  0.15%
                  Beverages...........................  0.12%
                  Manufacturing.......................  0.12%
                  Railroads & Equipment...............  0.10%
                  Coal................................  0.09%
                  Hospital Supplies...................  0.09%
                  Utilities -- Gas, Distribution......  0.09%
                  Information Processing -- Services..  0.08%
                  Textile -- Products.................  0.08%
                  Conglomerates.......................  0.08%
                  Mining..............................  0.08%
                  Appliances/Furnishings..............  0.05%
                  Publishing..........................  0.05%
                  Medical Technology..................  0.02%
                  Entertainment.......................  0.01%
                                                       -----
                                                       99.24%
                                                       =====

Credit Quality +#

                         Government -- Agency..  10.43%
                         Government -- Treasury  10.07%
                         AAA...................  12.20%
                         AA....................   3.88%
                         A.....................   5.62%
                         BBB...................   8.25%
                         BB....................  23.27%
                         B.....................  14.79%
                         CCC...................   5.44%
                         Below C...............   0.93%
                         Not Rated@............   5.12%
                                                ------
                                                100.00%
                                                ======

Country Allocation*

                             United States. 59.21%
                             Brazil........  4.59%
                             Turkey........  2.99%
                             Sweden........  2.73%
                             Russia........  2.54%
                             Japan.........  2.14%
                             Mexico........  2.10%
                             Philippines...  1.83%
                             Canada........  1.81%
                             Argentina.....  1.79%
                             Colombia......  1.77%
                             United Kingdom  1.65%
                             Norway........  1.56%
                             Australia.....  1.41%
                             South Africa..  1.16%
                             Venezuela.....  1.15%
                             Peru..........  1.03%
                             Germany.......  1.02%
                             Uruguay.......  0.99%
                             Hungary.......  0.72%
                             Netherlands...  0.53%
                             Indonesia.....  0.52%
                             Spain.........  0.45%
                             Poland........  0.45%
                             Belgium.......  0.41%
                             Luxembourg....  0.33%
                             Cayman Islands  0.29%
                             France........  0.27%
                             El Salvador...  0.26%
                             Ireland.......  0.26%
                             Greece........  0.25%
                             Austria.......  0.23%
                             Bermuda.......  0.20%
                             Jersey........  0.15%
                             Ukraine.......  0.12%
                             Denmark.......  0.11%
                             Bahamas.......  0.11%
                             Finland.......  0.05%
                             Iceland.......  0.03%
                             Singapore.....  0.02%
                             Panama........  0.01%
                                            -----
                                            99.24%
                                            =====

*  Calculated as a percentage of net assets
@ Represents debt issues that either have no rating; or the rating is unavailable from the data source.
+  Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

August 31, 2006        STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS         57


                                                              Principal    Value
                                                              Amount(13)  (Note 2)
-----------------------------------------------------------------------------------
ASSET - BACKED SECURITIES -- 1.36%
Financial Services--1.36%
  Banc of America Commercial Mtg., Inc., Series 2006-4,
   Class AJ:
   5.70% due 7/10/46(11)(14)................................. $  560,000 $  565,466
  Banc of America Large Loan, Inc., Series 2005-BBA6,
   Class A2:
   5.50% due 01/15/19*(9)(11)................................    120,000    120,057
  Bear Stearns Commercial Mtg. Securities Trust,
   Series 2006-PW12, Class F:
   5.93% due 09/11/38*(11)(14)...............................    220,000    218,703
  Bear Stearns Commercial Mtg. Securities Trust,
   Series 2006-PW12, Class G:
   5.93% due 09/11/38(11)(14)................................     38,000     37,448
  Commercial Mtg. Pass Through Certs., Series 2004-LB2A:
   4.22% due 03/10/39(11)....................................  1,026,000    987,551
  Credit Suisse Mtg. Capital Certs., Series 2006-T, Class C:
   5.59% due 04/15/21*(9)(11)................................    180,000    180,055
  Credit Suisse Mtg. Capital Certs., Series 2006-T, Class D:
   5.61% due 04/15/21*(9)(11)................................    180,000    180,055
  LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C:
   5.13% due 06/15/36(11)(14)................................     60,000     59,747
  Morgan Stanley Capital I, Series 2004-IQ8, Class C:
   5.30% due 06/15/40(11)(14)................................    155,000    151,481
  Wachovia Bank Commercial Mtg. Trust, Series 2006-C25,
   Class G:
   5.78% due 05/15/43*(11)(14)...............................    150,000    150,890
                                                                         ----------
                                                                          2,651,453
                                                                         ----------
Total Asset - Backed Securities
   (Cost $2,636,851).........................................             2,651,453
                                                                         ----------
CORPORATE BONDS -- 29.42%
Advertising -- 0.26%
  Affinity Group, Inc.:
   9.00% due 02/15/12........................................    236,000    236,000
  Vertis, Inc.:
   9.75% due 04/01/09........................................     25,000     25,312
   10.88% due 06/15/09.......................................    250,000    252,500
                                                                         ----------
                                                                            513,812
                                                                         ----------
Aerospace/Defense -- 0.35%
  Decrane Aircraft Holdings, Inc.:
   12.00% due 09/30/08.......................................    150,000    112,125
  L-3 Communications Corp.:
   6.13% due 07/15/13........................................    200,000    192,500
   6.38% due 10/15/15........................................    250,000    240,625
  Raytheon Co.:
   6.00% due 12/15/10........................................     45,000     46,028
   6.75% due 08/15/07........................................     97,000     97,916
                                                                         ----------
                                                                            689,194
                                                                         ----------
Airlines -- 1.96%
  American Airlines, Inc., Series 2001-1A2 Pass Through:
   6.82% due 05/23/11........................................    800,000    786,000
  Atlas Air, Inc., Series 1999-1A2 Pass Through:
   6.88% due 07/02/09........................................    171,227    166,090
  Atlas Air, Inc., Series 1999-1B Pass Through, Class B:
   7.63% due 01/02/15........................................    486,267    500,856
  Atlas Air, Inc., Series 1999-1C:
   8.77% due 01/02/11........................................     37,457     31,838
  Atlas Air, Inc., Series 1999-A1 Pass Through, Class A:
   7.20% due 01/02/19........................................    414,549    411,440
  Atlas Air, Inc., Series 2000-1A Pass Through:
   8.71% due 01/02/19........................................    523,472    541,794
  Atlas Air, Inc., Series 2001B Pass Through:
   9.06% due 01/02/14........................................    197,175    216,893
  Continental Airlines, Inc., Series 1999-1A Pass Through:
   6.55% due 02/02/19........................................    279,904    283,196
  Continental Airlines, Inc., Series 1999-1C Pass Through:
   6.95% due 08/02/09........................................     62,620     60,906

                                                             Principal    Value
                                                             Amount(13)  (Note 2)

----------------------------------------------------------------------------------
Airlines (continued)
  Continental Airlines, Inc., Series 1999-2C1 Pass Through:
   7.73% due 03/15/11.......................................  $105,335  $   99,520
  Continental Airlines, Inc., Series 2000-2B:
   8.31% due 10/02/19.......................................    48,589      48,291
  Delta Air Lines, Inc.:
   9.50% due 11/18/08*(2)(5)................................   125,000     138,125
  Delta Air Lines, Inc. Pass Through Certs.:
   7.57% due 11/18/10(5)....................................   200,000     200,750
  Northwest Airlines, Inc. Pass Through Certs. Series 1A-1:
   7.04% due 04/01/22(5)....................................   261,913     258,639
  United Airlines, Inc. Pass Through Certs.:
   6.20% due 09/01/08.......................................    78,577      78,675
                                                                        ----------
                                                                         3,823,013
                                                                        ----------
Appliances/Furnishings -- 0.05%
  Xerox Corp:
   6.75% due 02/01/17.......................................   100,000     100,250
                                                                        ----------
Automotive -- 0.19%
  Cooper-Standard Automotive, Inc.:
   8.38% due 12/15/14.......................................    55,000      41,663
  DaimlerChrysler NA Holding Corp.:
   7.30% due 01/15/12.......................................    45,000      47,875
  Exide Corp.:
   10.00% due 03/15/25+(1)(8)...............................   150,000           0
  General Motors Corp.:
   8.25% due 07/15/23.......................................   350,000     290,500
  Venture Holdings Trust:
   11.00% due 06/01/07+(2)(8)(18)...........................    25,000          31
                                                                        ----------
                                                                           380,069
                                                                        ----------
Banks -- 0.36%
  ABN Amro North American Holding Capital:
   6.52% due 11/08/12*(17)..................................    90,000      93,186
  Chemical Bank:
   6.13% due 11/01/08.......................................    58,000      59,132
  Glitnir Banki HF:
   6.69% due 06/15/11*......................................    55,000      55,979
  Huntington National Bank:
   6.60% due 06/15/18.......................................    57,000      59,955
  Popular North America, Inc.:
   5.65% due 04/15/09.......................................    68,000      68,121
  Sanwa Bank Ltd.:
   7.40% due 06/15/11.......................................    50,000      53,854
  Southtrust Bank NA:
   4.75% due 03/01/13.......................................   100,000      96,271
  UBS AG/Stamford Branch:
   5.88% due 07/15/16.......................................    50,000      51,095
  Union Bank of California:
   5.95% due 05/11/16.......................................   100,000     102,376
  US Bank NA:
   3.90% due 08/15/08.......................................    65,000      63,579
                                                                        ----------
                                                                           703,548
                                                                        ----------
Beverages -- 0.12%
  Le-Natures, Inc.:
   9.00% due 06/15/13*......................................   175,000     182,875
  SABMiller PLC:
   6.20% due 07/01/11*......................................    45,000      46,161
                                                                        ----------
                                                                           229,036
                                                                        ----------
Broadcasting -- 2.37%
  Adelphia Communications Corp.:
   10.25% due 06/15/11+(2)(5)...............................    75,000      47,063
  Allbritton Communications Co.:
   7.75% due 12/15/12.......................................   275,000     271,906
  Charter Communications Holdings LLC:
   8.63% due 04/01/09.......................................   250,000     228,125
   9.63% due 11/15/09.......................................   350,000     318,500
   9.92% due 04/01/11(3)....................................   275,000     203,500

58   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                       Principal    Value
                                                       Amount(13)  (Note 2)
   -------------------------------------------------------------------------
   CORPORATE BONDS (continued)
   Broadcasting (continued)
     Charter Communications Holdings LLC (continued):
      10.25% due 01/15/10............................. $   75,000 $   62,250
      10.75% due 10/01/09.............................    225,000    205,875
      11.13% due 01/15/11.............................  1,125,000    866,250
     Cox Communications, Inc.:
      7.13% due 10/01/12..............................     90,000     95,214
     CSC Holdings, Inc.:
      7.63% due 04/01/11..............................     95,000     97,138
      8.13% due 08/15/09..............................    125,000    129,062
     Fisher Communications, Inc.:
      8.63% due 09/15/14..............................    275,000    282,562
     Insight Communications Co., Inc.:
      12.25% due 02/15/11(3)..........................    280,000    297,500
     LIN Television Corp.:
      6.50% due 05/15/13..............................    275,000    253,688
     Medianews Group, Inc.:
      6.38% due 04/01/14..............................     10,000      8,850
      6.88% due 10/01/13..............................     80,000     73,200
     Nexstar Finance, Inc.:
      7.00% due 01/15/14..............................    225,000    201,375
     Paxson Communications Corp.:
      11.76% due 01/15/13*(9).........................    550,000    554,125
     Univision Communications, Inc.:
      3.50% due 10/15/07..............................     45,000     43,668
     Viacom, Inc.:
      6.63% due 05/15/11..............................     80,000     82,735
     Young Broadcasting, Inc.:
      8.75% due 01/15/14..............................    100,000     85,000
      10.00% due 03/01/11.............................    250,000    231,250
                                                                  ----------
                                                                   4,638,836
                                                                  ----------
   Building Materials -- 0.47%
     American Standard, Inc.:
      7.38% due 02/01/08..............................     43,000     43,860
     Associated Materials, Inc.:
      9.75% due 04/15/12..............................    250,000    245,000
      11.25% due 03/01/14(3)..........................    125,000     68,125
     Dayton Superior Corp.:
      10.75% due 09/15/08.............................    325,000    339,625
      13.00% due 06/15/09.............................    125,000    117,500
     Interline Brands, Inc.:
      8.13% due 06/15/14..............................    100,000    100,750
                                                                  ----------
                                                                     914,860
                                                                  ----------
   Chemical -- 0.34%
     BCI US Finance Corp.:
      11.01% due 07/15/10*(9).........................     75,000     76,500
     Cytec Industries, Inc.:
      6.00% due 10/01/15..............................     90,000     88,273
     Eastman Chemical Co.:
      7.63% due 06/15/24..............................     55,000     59,631
     Equistar Chemicals LP:
      10.63% due 05/01/11.............................     75,000     80,625
     ICI Wilmington, Inc.:
      7.05% due 09/15/07..............................     77,000     78,043
     Nalco Co.:
      7.75% due 11/15/11..............................     50,000     50,875
      8.88% due 11/15/13..............................     65,000     66,950
     Rockwood Specialties Group, Inc.:
      7.50% due 11/15/14..............................     75,000     73,687
      10.63% due 05/15/11.............................     33,000     35,393
     Tronox Worldwide LLC:
      9.50% due 12/01/12..............................     55,000     56,513
                                                                  ----------
                                                                     666,490
                                                                  ----------
   Coal -- 0.04%
     Alpha Natural Resources, Inc. LLC:
      10.00% due 06/01/12.............................     67,000     71,690
                                                                  ----------

                                                  Principal    Value
                                                  Amount(13)  (Note 2)

        ---------------------------------------------------------------
        Commercial Services -- 1.16%
          Aramark Services, Inc.:
           7.00% due 05/01/07....................  $110,000  $  110,423
          Avis Budget Car Rental LLC:
           7.63% due 05/15/14*...................    50,000      47,500
           7.91% due 05/15/14*(9)................    75,000      73,313
          Corrections Corp. of America:
           6.25% due 03/15/13....................   125,000     120,781
          DI Finance LLC:
           9.50% due 02/15/13....................   283,000     292,198
          FTI Consulting, Inc.:
           7.63% due 06/15/13....................   100,000     100,750
          H&E Equipment Services, Inc.:
           8.38% due 07/15/16*...................   135,000     137,025
          Mobile Mini, Inc.:
           9.50% due 07/01/13....................    33,000      35,310
          Mobile Services Group, Inc.:
           9.75% due 08/01/14*...................    75,000      76,125
          Monitronics International, Inc.:
           11.75% due 09/01/10...................   175,000     173,250
          NationsRent Cos., Inc.:
           9.50% due 05/01/15....................   175,000     205,576
          Owens-Brockway Glass Container, Inc.:
           8.25% due 05/15/13....................   100,000     101,250
           8.88% due 02/15/09....................   154,000     158,235
          Pitney Bowes, Inc.:
           4.75% due 01/15/16....................    77,000      73,084
          Rent-Way, Inc.:
           11.88% due 06/15/10...................   206,000     230,205
          ServiceMaster Co.:
           7.88% due 08/15/09....................    36,000      37,747
          United Rentals NA, Inc.:
           7.75% due 11/15/13....................   300,000     287,250
                                                             ----------
                                                              2,260,022
                                                             ----------
        Conglomerates -- 0.03%
          Park-Ohio Industries, Inc.:
           8.38% due 11/15/14....................    75,000      67,875
                                                             ----------
        Drugs -- 0.26%
          Abbott Laboratories:
           5.88% due 05/15/16....................   108,000     110,919
          American Home Products Corp.:
           6.95% due 03/15/11....................    45,000      47,692
          Merck & Co., Inc.:
           2.50% due 03/30/07....................    29,000      28,538
          Mylan Laboratories, Inc.:
           5.75% due 08/15/10....................    25,000      24,313
           6.38% due 08/15/15....................   175,000     168,656
          Wyeth:
           5.50% due 02/01/14....................    85,000      84,769
           6.00% due 02/15/36....................    50,000      49,656
                                                             ----------
                                                                514,543
                                                             ----------
        Electronics/Electrical Equipment -- 0.21%
          Arrow Electronics, Inc.:
           6.88% due 06/01/18....................    81,000      82,128
          Sanmina-SCI Corp.:
           6.75% due 03/01/13....................    50,000      47,875
          Solectron Corp.:
           8.00% due 03/15/16*...................   100,000      97,250
          Telex Communications, Inc.:
           11.50% due 10/15/08...................    25,000      26,406
          Xerox Corp.:
           7.63% due 06/15/13....................   150,000     155,063
                                                             ----------
                                                                408,722
                                                             ----------
        Entertainment -- 0.01%
          Pokagon Gaming Authority:
           10.38% due 06/15/14*..................    25,000      26,438
                                                             ----------

August 31, 2006  STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   59


                                                  Principal      Value
                                                  Amount(13)    (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Financial Services -- 4.05%
        AAC Group Holding Corp.:
         10.25% due 10/01/12(3)................    $   175,000 $  140,438
        AMR HoldCo, Inc.:
         10.00% due 02/15/15...................        100,000    106,500
        BAE Systems Holdings, Inc.:
         5.20% due 08/15/15*...................        150,000    142,479
        Capital One Financial Corp.:
         6.15% due 09/01/16....................         90,000     90,395
        Chukchansi Economic Development Auth.:
         8.78% due 11/15/12*(9)................         75,000     77,250
        Citigroup, Inc.:
         5.00% due 09/15/14....................         45,000     43,539
        Comerica, Inc.:
         4.80% due 05/01/15....................         50,000     46,375
        Consolidated Communications Illinois:
         9.75% due 04/01/12....................        121,000    126,748
        ESI Tractebel Acquisition Corp.:
         7.99% due 12/30/11....................         93,000     96,272
        Ford Motor Credit Co.:
         5.80% due 01/12/09....................        635,000    608,301
         9.96% due 04/15/12(9).................        310,000    327,720
        General Electric Capital Corp.:
         5.13% due 03/21/12.................... JPY 85,000,000    705,539
        General Motors Acceptance Corp.:
         6.75% due 12/01/14....................        785,000    752,569
         6.88% due 09/15/11....................      1,025,000  1,009,501
         6.88% due 08/28/12....................          7,000      6,833
         7.25% due 03/02/11....................         30,000     29,932
         7.43% due 12/01/14(9).................        425,000    419,800
         7.75% due 01/19/10....................        660,000    670,859
        Genworth Global Funding Trusts:
         5.75% due 05/15/13....................        100,000    102,015
        Goldman Sachs Group, Inc.:
         6.13% due 02/15/33....................        110,000    108,302
        Hexion US Finance Corp:
         9.00% due 07/15/14....................        220,000    221,100
        ING USA Global Funding Trust:
         4.50% due 10/01/10....................         80,000     77,537
        JP Morgan Chase Capital XVIII:
         6.95% due 08/17/36....................         50,000     52,621
        Kinder Morgan Finance Co.:
         5.70% due 01/05/16....................         78,000     70,975
        Lehman Brothers Holdings, Inc.:
         4.50% due 07/26/10....................         80,000     77,595
         5.75% due 05/17/13....................        100,000    101,107
        MedCath Holdings Corp.:
         9.88% due 07/15/12....................        125,000    132,500
        Merrill Lynch & Co., Inc.:
         5.77% due 07/25/11....................        100,000    101,815
        Morgan Stanley:
         5.63% due 01/09/12....................        100,000    100,843
         6.25% due 08/09/26....................        100,000    101,854
        MXEnergy Holdings, Inc.:
         13.02% due 08/01/11*(9)...............        215,000    210,162
        Nexstar Finance Holdings LLC:
         11.38% due 04/01/13(3)................        100,000     82,500
        Nisource Finance Corp.:
         5.40% due 07/15/14....................         45,000     43,117
        PCA LLC:
         11.88% due 08/01/09(2)(8).............        200,000     41,000
        Principal Life Global Funding I:
         5.25% due 01/15/13*...................        163,000    161,191
        Residential Capital Corp.:
         6.38% due 06/30/10....................        215,000    216,865
         6.50% due 04/17/13....................         45,000     45,398
        Southern Star Central Corp.:
         6.75% due 03/01/16*...................         75,000     73,594

                                                 Principal    Value
                                                 Amount(13)  (Note 2)

         -------------------------------------------------------------
         Financial Services (continued)
           Swiss Re Capital I LP:
            6.85% due 05/25/16*(17).............  $ 56,000  $   57,206
           Terra Capital, Inc.:
            11.50% due 06/01/10.................    81,000      88,088
            12.88% due 10/15/08.................   100,000     111,750
           Transamerica Finance Corp.:
            6.40% due 09/15/08..................    33,000      33,619
           UBS Preferred Funding Trust V:
            6.24% due 05/15/16(18)..............   100,000     102,048
                                                            ----------
                                                             7,915,852
                                                            ----------
         Foods -- 0.40%
           Dole Foods Co., Inc.:
            8.88% due 03/15/11..................   175,000     170,625
           JBS SA:
            10.50% due 08/04/16*(1).............   175,000     177,187
           Smithfield Foods, Inc.:
            7.75% due 05/15/13..................   100,000     102,250
           Wornick Co.:
            10.88% due 07/15/11.................   350,000     332,500
                                                            ----------
                                                               782,562
                                                            ----------
         Freight -- 0.14%
           FedEx Corp.:
            5.50% due 08/15/09..................    45,000      45,231
           PHI, Inc.:
            7.13% due 04/15/13*.................   150,000     142,875
           Ryder System, Inc.:
            5.00% due 06/15/12..................    88,000      84,194
                                                            ----------
                                                               272,300
                                                            ----------
         Funeral Services -- 0.40%
           Alderwoods Group, Inc.:
            7.75% due 09/15/12..................    25,000      26,500
           Carriage Services, Inc.:
            7.88% due 01/15/15..................   212,000     205,640
           Service Corp. International:
            6.50% due 03/15/08..................   250,000     250,000
            6.75% due 04/01/16..................    50,000      47,500
            7.00% due 06/15/17*.................   125,000     119,687
           Stewart Enterprises Inc.:
            6.25% due 02/15/13..................   150,000     132,750
                                                            ----------
                                                               782,077
                                                            ----------
         Healthcare -- 0.43%
           CDRV Investors, Inc.:
            9.63% due 01/01/15(3)...............   225,000     162,000
           Community Health Systems, Inc.:
            6.50% due 12/15/12..................    56,000      52,360
           Concentra Operating Corp.:
            9.13% due 06/01/12..................    50,000      52,062
           Encore Medical Corp.:
            9.75% due 10/01/12..................    50,000      54,875
           Genesis HealthCare Corp.:
            2.50% due 03/15/25*.................    50,000      52,000
            8.00% due 10/15/13..................    50,000      51,875
           Inverness Medical Innovations, Inc.:
            8.75% due 02/15/12..................   270,000     267,300
           Multiplan, Inc.:
            10.38% due 04/15/16*................   150,000     151,125
                                                            ----------
                                                               843,597
                                                            ----------
         Hospital Management -- 0.37%
           HCA, Inc.:
            6.30% due 10/01/12..................   868,000     726,950
                                                            ----------
         Hospital Supplies -- 0.09%
           Universal Hospital Services, Inc.:
            10.13% due 11/01/11.................   175,000     181,125
                                                            ----------

60   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                    Principal     Value
                                                    Amount(13)   (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS (continued)
      Household Products -- 0.42%
        ACCO Brands Corp.:
         7.63% due 08/15/15......................    $    50,000 $ 47,375
        Jostens Holding Corp.:
         10.25% due 12/01/13(3)..................        198,000  159,885
        Prestige Brands, Inc.:
         9.25% due 04/15/12......................         25,000   24,875
        Procter & Gamble Co.:
         2.00% due 06/21/10...................... JPY 52,000,000  458,026
        Visant Holding Corp.:
         8.75% due 12/01/13*.....................        125,000  122,500
                                                                 --------
                                                                  812,661
                                                                 --------
      Information Processing - Services -- 0.08%
        Computer Sciences Corp.:
         3.50% due 04/15/08......................         45,000   43,572
        Sunguard Data Systems, Inc.:
         9.13% due 08/15/13......................        100,000  103,250
                                                                 --------
                                                                  146,822
                                                                 --------
      Information Processing - Software -- 0.22%
        Activant Solutions, Inc.:
         9.50% due 05/01/16*.....................        100,000   93,750
        Cisco Systems, Inc.:
         5.50% due 02/22/16......................         45,000   44,802
        Oracle Corp. & Ozark Holding, Inc.:
         5.00% due 01/15/11......................         35,000   34,461
        Spheris, Inc.:
         11.00% due 12/15/12.....................        100,000   92,500
        SS&C Technologies, Inc.:
         11.75% due 12/01/13*....................        150,000  156,750
                                                                 --------
                                                                  422,263
                                                                 --------
      Insurance -- 0.48%
        Americo Life, Inc.:
         7.88% due 05/01/13*.....................         28,000   27,973
        AmerUs Group Co.:
         6.58% due 05/16/11......................        100,000  103,644
        Crum & Forster Holdings Corp.:
         10.38% due 06/15/13.....................         75,000   74,625
        Great- West Life & Annuity Insurance Co:
         7.15% due 05/16/16*(10).................        176,000  179,321
        Marsh & McLennan Cos., Inc.:
         5.38% due 07/15/14......................         45,000   42,987
        MetLife, Inc.:
         5.00% due 11/24/13......................         60,000   57,957
        Metropolitan Life Global Funding I:
         5.75% due 07/25/11*.....................         50,000   50,864
        MIC Financing Trust I:
         8.38% due 02/01/27*.....................        113,000  113,757
        Monumental Global Funding II:
         5.65% due 07/14/11*.....................         60,000   60,768
        Nationwide Life Global Funding I:
         5.35% due 03/15/11*.....................        100,000  100,127
        Ohio Casualty Corp.:
         7.30% due 06/15/14......................         75,000   79,197
        Presidental Life Corp.:
         7.88% due 02/15/09......................         50,000   46,500
                                                                 --------
                                                                  937,720
                                                                 --------
      Leisure & Tourism -- 1.67%
        AMC Entertainment, Inc.:
         9.88% due 02/01/12......................        100,000  102,250
        Brunswick Corp.:
         5.00% due 06/01/11......................         63,000   60,555
        Cinemark, Inc.:
         9.75% due 03/15/14(3)...................        150,000  117,000
        Circus & Eldorado Joint Venture:
         10.13% due 03/01/12.....................        335,000  351,750

                                                    Principal    Value
                                                    Amount(13)  (Note 2)

      -------------------------------------------------------------------
      Leisure & Tourism (continued)
        Eldorado Casino Shreveport Capital Corp.:
         10.00% due 08/01/12(4)(8).................  $462,426  $  420,808
        Eldorado Resorts LLC:
         9.00% due 04/15/14(1)(8)..................   250,000     250,000
        Gaylord Entertainment Co.:
         6.75% due 11/15/14........................   150,000     142,500
        Harrah's Operating Co., Inc.:
         6.50% due 06/01/16........................   189,000     187,504
        K2, Inc.:
         7.38% due 07/01/14........................    25,000      24,250
        MGM Mirage, Inc.:
         5.88% due 02/27/14........................   650,000     593,125
        NPC International, Inc.:
         9.50% due 05/01/14*.......................   175,000     169,312
        Restaurant Co.:
         10.00% due 10/01/13.......................    50,000      44,625
        Riviera Holdings Corp.:
         11.00% due 06/15/10.......................    60,000      63,150
        Starwood Hotels & Resorts Worldwide, Inc.:
         7.88% due 05/01/12........................   150,000     162,375
        Station Casinos, Inc.:
         6.63% due 03/15/18........................    75,000      66,938
        TDS Investor Corp.:
         9.88% due 09/01/14*.......................    50,000      48,875
         10.02% due 09/01/14*(9)...................    50,000      48,750
         11.88% due 09/01/16*......................   150,000     146,250
        True Temper Sports, Inc.:
         8.38% due 09/15/11........................   200,000     178,000
        Waterford Gaming LLC:
         8.63% due 09/15/12*.......................    80,000      84,300
                                                               ----------
                                                                3,262,317
                                                               ----------
      Machinery -- 0.15%
        Case New Holland, Inc.:
         6.00% due 06/01/09........................   175,000     171,500
        Dresser-Rand Group, Inc.:
         7.38% due 11/01/14........................    66,000      63,525
        Stewart & Stevenson LLC:
         10.00% due 07/15/14*......................    50,000      51,250
                                                               ----------
                                                                  286,275
                                                               ----------
      Manufacturing -- 0.09%
        Covalence Specialty Materials Corp.:
         10.25% due 03/01/16*......................    75,000      72,000
        Indalex Holding Corp.:
         11.50% due 02/01/14*......................   100,000     106,500
                                                               ----------
                                                                  178,500
                                                               ----------
      Medical Technology -- 0.02%
        Baxter International, Inc.:
         5.90% due 09/01/16........................    45,000      45,639
                                                               ----------
      Metals -- 0.51%
        Allegheny Technologies, Inc.:
         8.38% due 12/15/11........................    50,000      52,875
        Barrick Gold Finance Co.:
         7.50% due 05/01/07........................    67,000      67,862
        Chaparral Steel Co.:
         10.00% due 07/15/13.......................   150,000     165,750
        Crown Cork & Seal Co., Inc.:
         7.38% due 12/15/26........................   175,000     158,375
         8.00% due 04/15/23........................   300,000     283,500
        Freeport McMoRan Resources:
         7.00% due 02/15/08........................   150,000     149,625
        Metals USA, Inc.:
         11.13% due 12/01/15*......................   100,000     110,250
        Renco Metals, Inc.:
         11.50% due 07/01/03+(1)(5)(6)(8)..........    75,000           0
                                                               ----------
                                                                  988,237
                                                               ----------

August 31, 2006  STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   61


                                                    Principal   Value
                                                    Amount(13) (Note 2)
         --------------------------------------------------------------
         CORPORATE BONDS (continued)
         Mining -- 0.02%
           Newmont Mining Corp.:
            8.63% due 05/15/11.....................  $ 40,000  $ 44,554
                                                               --------
         Multimedia -- 0.47%
           AOL Time Warner, Inc.:
            6.75% due 04/15/11.....................    55,000    56,986
           Belo Corp:
            6.75% due 05/30/13.....................    45,000    45,857
           Cablevision Systems Corp.:
            8.00% due 04/15/12.....................    65,000    65,325
           Charter Communications Holdings II LLC:
            10.25% due 09/15/10....................   200,000   202,000
           Clear Channel Communications:
            4.90% due 05/15/15.....................   106,000    92,865
           Haights Cross Operating Co.:
            11.75% due 08/15/11....................   100,000   103,125
           News America, Inc.:
            7.30% due 04/30/28.....................    50,000    52,633
           Time Warner Entertainment Co. LP:
            8.38% due 03/15/23.....................   135,000   151,896
            8.38% due 07/15/33.....................    55,000    63,074
           Time Warner, Inc.:
            7.25% due 10/15/17.....................    43,000    45,831
           Viacom, Inc.:
            6.88% due 04/30/36*....................    40,000    39,237
                                                               --------
                                                                918,829
                                                               --------
         Oil & Gas -- 2.49%
           Allis-Chalmers Energy, Inc.:
            9.00% due 01/15/14*....................   165,000   167,887
           Amerada Hess Corp.:
            7.88% due 10/01/29.....................    55,000    64,117
           Atlas Pipeline Partners LP:
            8.13% due 12/15/15.....................   150,000   153,000
           Belden & Blake Corp.:
            8.75% due 07/15/12.....................   100,000   102,500
           Brigham Exploration Co.:
            9.63% due 05/01/14*....................   175,000   173,687
           Chaparral Energy, Inc.:
            8.50% due 12/01/15.....................   350,000   352,625
           Chesapeake Energy Corp.:
            6.25% due 01/15/18.....................   425,000   392,062
            6.63% due 01/15/16.....................   275,000   264,000
            6.88% due 11/15/20.....................    75,000    70,688
           Colorado Interstate Gas Co.:
            6.85% due 06/15/37.....................    75,000    75,432
           Compton Petroleum Finance Corp.:
            7.63% due 12/01/13.....................   125,000   121,875
           ConocoPhillips:
            7.00% due 03/30/29.....................   100,000   113,212
           Devon Energy Corp.:
            7.95% due 04/15/32.....................    70,000    84,786
           Dynegy-Roseton/Danskammer:
            7.67% due 11/08/16.....................   200,000   197,000
           El Paso Production Holding Co.:
            7.75% due 06/01/13.....................   550,000   558,250
           Encore Acquisition Co.:
            6.00% due 07/15/15.....................    50,000    46,375
            6.25% due 04/15/14.....................    25,000    23,500
           Exco Resources, Inc.:
            7.25% due 01/15/11.....................    65,000    63,213
           Hanover Compressor Co.:
            8.63% due 12/15/10.....................   100,000   104,000
           Hilcorp Energy LP:
            7.75% due 11/01/15*....................   225,000   221,062
            10.50% due 09/01/10*...................   134,000   145,390
           Newfield Exploration Co.:
            6.63% due 09/01/14.....................   100,000    97,750

                                                 Principal    Value
                                                 Amount(13)  (Note 2)

          ------------------------------------------------------------
          Oil & Gas (continued)
            Oslo Seismic Services, Inc.:
             8.28% due 06/01/11.................  $123,975  $  126,906
            Premcor Refining Group, Inc.:
             6.75% due 02/01/11.................    95,000      99,381
            Pride International, Inc.:
             7.38% due 07/15/14.................    50,000      50,875
            Quicksilver Resources, Inc.:
             7.13% due 04/01/16.................    75,000      71,625
            Seitel, Inc.:
             11.75% due 07/15/11................   250,000     288,750
            Tennessee Gas Pipeline Co.:
             7.00% due 10/15/28.................   200,000     194,983
            Transmeridian Exploration, Inc.:
             12.00% due 12/15/10................   125,000     125,625
            Valero Energy Corp.:
             7.50% due 04/15/32.................   158,000     183,050
            Verasun Energy Corp.:
             9.88% due 12/15/12.................   125,000     132,813
                                                            ----------
                                                             4,866,419
                                                            ----------
          Paper/Forest Products -- 0.66%
            Bowater, Inc.:
             6.50% due 06/15/13.................   450,000     400,500
            Caraustar Industries, Inc.:
             7.38% due 06/01/09.................   225,000     210,375
            MeadWestvaco Corp.:
             6.85% due 04/01/12.................   100,000     103,729
            Pliant Corp.:
             11.13% due 09/01/09................   453,000     437,145
            Plum Creek Timberlands LP:
             5.88% due 11/15/15.................    86,000      84,586
            Weyerhaeuser Co.:
             6.88% due 12/15/33.................    55,000      53,684
                                                            ----------
                                                             1,290,019
                                                            ----------
          Pollution Control -- 0.23%
            Allied Waste North America, Inc.:
             8.50% due 12/01/08.................   425,000     442,000
                                                            ----------
          Publishing -- 0.05%
            Knight-Ridder, Inc.:
             6.88% due 03/15/29.................    50,000      47,403
             7.15% due 11/01/27.................    60,000      57,476
                                                            ----------
                                                               104,879
                                                            ----------
          Railroads & Equipment -- 0.05%
            Burlington Northern Santa Fe Corp.:
             7.29% due 06/01/36.................    88,000     102,945
                                                            ----------
          Real Estate -- 0.11%
            AMB Property LP:
             5.90% due 08/15/13.................    36,000      36,304
            Duke Realty LP:
             5.63% due 08/15/11.................    90,000      90,128
            EOP Operating LP:
             7.00% due 07/15/11.................    90,000      94,942
                                                            ----------
                                                               221,374
                                                            ----------
          Real Estate Investment Trusts -- 0.44%
            Equity One, Inc.:
             6.25% due 01/15/17.................    41,000      41,618
            Heritage Property Investment Trust:
             4.50% due 10/15/09.................    45,000      43,778
            Mack-Cali Realty LP:
             5.80% due 01/15/16.................    45,000      44,772
            National Health Investors, Inc.:
             7.30% due 07/16/07.................    75,000      75,161
            Omega Healthcare Investors, Inc.:
             7.00% due 04/01/14.................   100,000      98,250

62   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                      Principal   Value
                                                      Amount(13) (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS (continued)
       Real Estate Investment Trusts (continued)
         Reckson Operating Partnership LP:
          6.00% due 03/31/16.........................  $ 25,000  $ 24,949
         Senior Housing Properties Trust:
          8.63% due 01/15/12.........................   250,000   266,875
         Simon Property Group LP:
          5.60% due 09/01/11.........................    45,000    45,115
         Trustreet Properties, Inc.:
          7.50% due 04/01/15.........................   225,000   223,031
                                                                 --------
                                                                  863,549
                                                                 --------
       Retail -- 0.47%
         Dave & Buster's, Inc:
          11.25% due 03/15/14*.......................   100,000    93,000
         Ferrellgas LP:
          6.75% due 05/01/14.........................   225,000   216,562
         General Nutrition Centers, Inc.:
          8.50% due 12/01/10.........................   100,000    95,500
         Jean Coutu Group, Inc.:
          7.63% due 08/01/12.........................     4,000     4,200
         MTS, Inc.:
          9.38% due 03/15/09(1)(2)(4)(5)(8)(16)......    16,572     4,309
         Neiman-Marcus Group, Inc.:
          9.00% due 10/15/15.........................   150,000   159,375
         Rite Aid Corp.:
          8.13% due 05/01/10.........................   125,000   125,469
         Saks, Inc.:
          9.88% due 10/01/11.........................   200,000   216,500
                                                                 --------
                                                                  914,915
                                                                 --------
       Savings & Loan -- 0.30%
         Golden West Financial Corp.:
          4.75% due 10/01/12.........................   107,000   103,412
         Independence Community Bank Corp.:
          3.50% due 06/20/08.........................    48,000    46,404
         Sovereign Bancorp, Inc.:
          4.80% due 09/01/10*........................   120,000   116,807
         Washington Mutual Bank:
          5.95% due 05/20/13.........................   100,000   101,454
         Washington Mutual Preferred Funding Cayman:
          7.25% due 03/15/11*........................   110,000   109,848
         Western Financial Bank:
          9.63% due 05/15/12.........................    92,000   101,718
                                                                 --------
                                                                  579,643
                                                                 --------
       Semiconductors -- 0.08%
         Advanced Micro Devices, Inc.:
          7.75% due 11/01/12.........................   162,000   162,607
                                                                 --------
       Telecommunications -- 2.54%
         American Cellular Corp.:
          10.00% due 08/01/11........................   500,000   520,000
         AT&T Wireless Services, Inc.:
          7.88% due 03/01/11.........................   246,000   268,406
         Centennial Communications Corp.:
          10.00% due 01/01/13........................    28,000    27,930
          10.13% due 06/15/13........................   100,000   105,500
          11.26% due 01/01/13(9).....................   150,000   154,875
         Cincinnati Bell Telephone Co.:
          7.18% due 12/15/23.........................    25,000    25,125
          7.20% due 11/29/23.........................   125,000   121,250
         Cincinnati Bell, Inc.:
          7.00% due 02/15/15.........................   125,000   121,875
          7.25% due 06/15/23.........................    25,000    23,875
         Corning, Inc.:
          7.25% due 08/15/36.........................    99,000   103,091
         Embarq Corp.:
          7.08% due 06/01/16.........................    49,000    49,997
         GTE Northwest, Inc.:
          5.55% due 10/15/08.........................    40,000    39,920

                                                    Principal    Value
                                                    Amount(13)  (Note 2)

       ------------------------------------------------------------------
       Telecommunications (continued)
         GTE Southwest, Inc.:
          8.50% due 11/15/31....................... $  110,000 $  130,007
         ICO North America, Inc. (convertible):
          7.50% due 08/15/09(1)(8)(16).............    125,000    153,750
         Insight Midwest LP:
          9.75% due 10/01/09.......................     50,000     50,875
         LCI International, Inc.:
          7.25% due 06/15/07.......................  1,400,000  1,400,000
         New England Telephone & Telegraph Co.:
          7.88% due 11/15/29.......................     50,000     53,605
         Qwest Corp.:
          7.50% due 10/01/14*......................    125,000    127,187
         Rural Cellular Corp.:
          8.25% due 03/15/12*......................    175,000    179,375
          9.75% due 01/15/10.......................    225,000    223,875
          11.24% due 11/01/12(9)...................    125,000    128,750
         Southwestern Bell Telephone Co.:
          6.55% due 10/07/08.......................    200,000    203,944
         Verizon New York, Inc.:
          6.88% due 04/01/12.......................     45,000     46,724
         Windstream Corp.:
          8.63% due 08/01/16*......................    475,000    502,312
         Zeus Special Subsidiary, Ltd.:
          9.25% due 02/01/15*(3)...................    285,000    195,225
                                                               ----------
                                                                4,957,473
                                                               ----------
       Textile - Products -- 0.08%
         Collins & Aikman Floor Cover:
          9.75% due 02/15/10.......................    154,000    151,305
                                                               ----------
       Utilities - Electric -- 2.55%
         AES Corp.:
          8.75% due 05/15/13*......................    325,000    348,969
         American Electric Power Co., Inc.:
          4.71% due 08/16/07(3)....................    108,000    107,317
         Appalachian Power Co.:
          5.00% due 06/01/17.......................     60,000     55,740
         Calpine Corp.:
          8.75% due 07/15/13*(2)(5)................  1,680,000  1,663,200
         Centerpoint Energy Houston Electric, LLC:
          5.60% due 07/01/23.......................     73,000     70,241
         Commonwealth Edison Co.:
          5.95% due 08/15/16.......................     90,000     90,458
         Consolidated Natural Gas Co.:
          5.38% due 11/01/06.......................     34,000     33,986
         Dominion Resources, Inc.:
          5.69% due 05/15/08(3)....................     99,000     99,329
         Duke Energy Co.:
          4.20% due 10/01/08.......................     90,000     87,808
         Edison Mission Energy:
          7.50% due 06/15/13*......................    150,000    150,000
          7.75% due 06/15/16*......................     25,000     25,000
         Energy East Corp.:
          6.75% due 07/15/36.......................    165,000    170,433
         Entergy Louisiana LLC:
          5.83% due 11/01/10.......................    135,000    134,186
         Florida Power & Light Co.:
          5.95% due 10/01/33.......................     58,000     58,796
         Mirant Americas Generation, LLC:
          8.30% due 05/01/11.......................    150,000    150,000
         Mission Energy Holding Co.:
          13.50% due 07/15/08......................    675,000    755,156
         NRG Energy, Inc.:
          7.38% due 02/01/16.......................    400,000    394,000
         Pepco Holding, Inc.:
          5.50% due 08/15/07.......................     81,000     80,961
         Pepco Holdings, Inc.:
          6.45% due 08/15/12.......................     45,000     46,352

August 31, 2006  STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   63


                                                  Principal    Value
                                                  Amount(13)  (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS (continued)
       Utilities - Electric (continued)
         PSEG Power LLC:
          7.75% due 04/15/11.....................  $ 40,000  $    43,274
         PSI Energy, Inc.:
          7.85% due 10/15/07.....................   119,000      122,022
         Public Service Electric & Gas Co.:
          5.00% due 08/15/14.....................    48,000       46,438
         Puget Sound Energy, Inc.:
          5.20% due 10/01/15.....................   130,000      125,137
         Reliant Energy, Inc.:
          6.75% due 12/15/14.....................    25,000       23,562
         Reliant Resources, Inc.:
          9.50% due 07/15/13.....................    96,000       99,840
         Southern Energy, Inc.:
          7.90% due 07/15/09+(1)(8)(16)..........   725,000            0
                                                             -----------
                                                               4,982,205
                                                             -----------
       Utilities - Gas, Distribution -- 0.09%
         Sempra Energy:
          4.62% due 05/17/07.....................   128,000      127,235
         Southern California Gas Co.:
          5.75% due 11/15/35.....................    45,000       44,506
                                                             -----------
                                                                 171,741
                                                             -----------
       Utilities - Gas, Pipeline -- 1.09%
         Copano Energy LLC:
          8.13% due 03/01/16.....................   125,000      126,563
         Duke Energy Field Services LLC:
          6.88% due 02/01/11.....................    50,000       52,388
         El Paso Natural Gas Co.:
          7.63% due 08/01/10.....................    75,000       77,063
          8.63% due 01/15/22.....................   275,000      310,247
         Markwest Energy Partners LP:
          6.88% due 11/01/14.....................   125,000      117,188
         NGC Corp. Capital Trust I:
          8.32% due 06/01/27.....................   650,000      567,125
         Pacific Energy Partners LP:
          6.25% due 09/15/15.....................    97,000       94,817
          7.13% due 06/15/14.....................   178,000      179,780
         Reliant Energy Resources Corp.:
          7.75% due 02/15/11.....................    80,000       86,374
         Transcontinental Gas Pipe Line Corp.:
          7.00% due 08/15/11.....................   100,000      102,125
          8.88% due 07/15/12.....................    50,000       55,437
         Williams Cos., Inc.:
          7.88% due 09/01/21.....................   350,000      356,125
                                                             -----------
                                                               2,125,232
                                                             -----------
       Total Corporate Bonds
          (Cost $56,795,268).....................             57,492,984
                                                             -----------
       FOREIGN BONDS & NOTES -- 40.14%
       Banks -- 0.19%
         Banco Continental de Panama:
          6.63% due 12/01/10*....................    15,000       14,940
         Caisse Nationale des Caisses d'Epargne:
          5.55% due 12/30/09(9)..................    78,000       62,400
         Landsbanki Islands HF:
          6.10% due 08/25/11*....................    50,000       50,098
         Mizuho Finance Group Cayman, Ltd.:
          8.38% due 04/27/09.....................   100,000      105,840
         National Westminster Bank PLC:
          7.75% due 10/16/07(18).................    38,000       38,850
         NIB Capital Bank NV:
          5.82% due 12/11/13*(17)................    50,000       48,383
         Santander Issuances SA Unipersonal:
          5.81% due 06/20/11*....................    45,000       46,320
                                                             -----------
                                                                 366,831
                                                             -----------

                                                  Principal       Value
                                                  Amount(13)     (Note 2)

      --------------------------------------------------------------------
      Broadcasting -- 0.43%
        British Telecommunications PLC:
         8.88% due 12/15/30....................    $    100,000 $  129,072
        Grupo Televisa SA:
         6.63% due 03/18/25....................         149,000    149,422
        Telenet Group Holding NV:
         11.50% due 06/15/14*(3)...............         643,000    552,980
                                                                ----------
                                                                   831,474
                                                                ----------
      Chemical -- 0.23%
        Rhodia SA:
         8.88% due 06/01/11....................         447,000    457,058
                                                                ----------
      Coal -- 0.05%
        Adaro Finance B.V.:
         8.50% due 12/08/10*...................         100,000    101,500
                                                                ----------
      Commercial Services -- 0.16%
        North American Energy Partners, Inc.:
         8.75% due 12/01/11....................         190,000    190,000
         9.00% due 06/01/10....................         125,000    132,500
                                                                ----------
                                                                   322,500
                                                                ----------
      Conglomerates -- 0.05%
        Tyco International Group SA:
         6.00% due 11/15/13....................         100,000    103,154
                                                                ----------
      Drugs -- 0.48%
        Abbott Japan Co., Ltd.:
         1.05% due 11/06/08.................... JPY  50,000,000    426,798
        Elan Finance PLC/ Elan Finance Corp.:
         7.75% due 11/15/11....................         425,000    408,000
         9.41% due 11/15/11(9).................         100,000    101,000
                                                                ----------
                                                                   935,798
                                                                ----------
      Electronics/Electrical Equipment -- 0.01%
        Celestica, Inc.:
         7.63% due 07/01/13....................          25,000     24,563
                                                                ----------
      Financial Services -- 0.67%
        Aiful Corp.:
         4.45% due 02/16/10*...................          50,000     47,480
        Bluewater Finance, Ltd.:
         10.25% due 02/15/12...................         200,000    200,750
        Canadian Oil Sands, Ltd.:
         5.80% due 08/15/13*...................          92,000     92,251
        Diageo Capital PLC:
         4.38% due 05/03/10....................          68,000     65,749
        EnCana Holdings Finance Corp.:
         5.80% due 05/01/14....................          40,000     40,289
        HBOS Capital Funding LP:
         6.85% due 03/23/09(17)................         125,000    125,312
        Hybrid Capital Funding I LP:
         8.00% due 06/30/11(17)................         286,000    294,548
        Kaupthing Bank:
         7.13% due 05/19/16*...................           4,000      4,105
        Nationwide Building Society:
         2.63% due 01/30/07*...................          65,000     64,277
        Nell AF SARL:
         8.38% due 08/15/15*...................         375,000    375,469
                                                                ----------
                                                                 1,310,230
                                                                ----------
      Foreign Government Agencies -- 35.82%
        Federal Republic of Brazil:
         5.49% due 01/05/16.................... BRL     908,000    427,743
         7.88% due 03/07/15....................         500,000    549,500
         8.00% due 01/15/18....................       1,550,000  1,701,900
         8.25% due 01/20/34....................       1,590,000  1,828,500
         8.75% due 02/04/25....................         720,000    855,720
         8.88% due 10/14/19....................         400,000    473,400
         8.88% due 04/15/24....................         100,000    120,250
         10.25% due 06/17/13...................         495,000    602,662
         11.00% due 01/11/12...................          80,000     97,760
         11.00% due 08/17/40...................       1,790,000  2,338,635

64   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                 Principal        Value
                                                 Amount(13)      (Note 2)
      --------------------------------------------------------------------
      FOREIGN BONDS & NOTES (continued)
      Foreign Government Agencies (continued)
        Federal Republic of Germany:
         3.50% due 10/09/09.................. EUR       490,000 $  626,768
         4.75% due 07/04/34.................. EUR       405,000    580,622
         5.50% due 01/04/31.................. EUR       498,000    781,592
        Government of Australia:
         6.25% due 04/15/15.................. AUD     1,345,000  1,066,592
         7.50% due 09/15/09.................. AUD     2,105,000  1,681,873
        Government of Canada:
         4.00% due 09/01/10.................. CAD     1,090,000    986,493
         4.25% due 09/01/08.................. CAD       770,000    700,050
        Government of Hungary:
         6.25% due 04/24/09.................. HUF   319,000,000  1,405,549
        Government of Japan:
         0.70% due 05/15/08.................. JPY   124,800,000  1,065,438
         0.90% due 12/22/08.................. JPY   138,000,000  1,181,741
         1.00% due 12/20/12.................. JPY   125,700,000  1,052,036
         1.30% due 06/20/15.................. JPY    54,800,000    456,171
        Government of The Netherlands:
         5.25% due 07/15/08.................. EUR       458,000    604,730
        Government of Ukraine:
         7.65% due 06/11/13..................           220,000    234,674
        Government of United Kingdom:
         4.00% due 03/07/09.................. GBP       520,000    971,437
         4.25% due 03/07/11.................. GBP       645,000  1,205,403
         5.00% due 03/07/08.................. GBP       322,000    614,331
        Kingdom of Norway:
         5.50% due 05/15/09.................. NOK    10,300,000  1,696,281
         6.50% due 05/15/13.................. NOK     7,420,000  1,343,013
        Kingdom of Spain:
         5.75% due 07/30/32.................. EUR       170,000    275,925
         6.15% due 01/31/13.................. EUR       385,000    561,873
        Kingdom of Sweden:
         4.00% due 12/01/09.................. SEK     7,040,000    986,229
         4.50% due 08/12/15.................. SEK    18,415,000  2,695,622
         5.00% due 01/28/09.................. SEK    11,700,000  1,672,628
        Republic of Argentina:
         5.25% due 12/31/38(3)...............           773,637    336,532
         7.00% due 03/28/11..................           728,000    723,632
         8.28% due 12/31/33..................         2,328,440  2,290,021
        Republic of Austria:
         4.00% due 09/15/16*................. EUR       340,000    443,222
        Republic of Colombia:
         7.38% due 01/27/17..................           460,000    478,400
         8.25% due 12/22/14..................           580,000    638,000
         11.75% due 02/25/20.................           590,000    827,180
         12.00% due 10/22/15(1).............. COP 3,141,000,000  1,508,257
        Republic of El Salvador:
         7.65% due 06/15/35*.................           320,000    335,200
         8.25% due 04/10/32..................           155,000    173,057
        Republic of Greece:
         5.25% due 05/18/12.................. EUR       362,000    497,495
        Republic of Indonesia:
         7.50% due 01/15/16..................           200,000    210,862
         8.50% due 10/12/35*.................           705,000    813,394
        Republic of Peru:
         5.00% due 03/07/07(10)..............           130,350    127,743
         7.35% due 07/21/25..................         1,075,000  1,134,125
         8.75% due 11/21/33..................           615,000    741,075
        Republic of Philippines:
         6.25% due 03/15/16.................. EUR       300,000    388,688
         7.75% due 01/14/31..................           330,000    340,313
         8.00% due 01/15/16..................           460,000    496,225
         8.25% due 01/15/14..................         1,170,000  1,267,987
         9.88% due 01/15/19..................           400,000    485,500
         10.63% due 03/16/25.................           460,000    603,175
        Republic of Poland:
         5.75% due 03/24/10.................. PLN     2,660,000    875,456

                                                       Principal      Value
                                                       Amount(13)    (Note 2)

 ------------------------------------------------------------------------------
 Foreign Government Agencies (continued)
   Republic of South Africa:
    8.75% due 12/21/14............................... ZAR 4,030,000 $   558,726
    13.00% due 08/31/10.............................. ZAR 5,420,000     858,035
    13.50% due 09/15/15.............................. ZAR 4,750,000     852,057
   Republic of Turkey:
    6.88% due 03/17/36...............................     1,120,000   1,044,400
    7.00% due 06/05/20...............................       250,000     246,250
    7.25% due 03/15/15...............................     1,790,000   1,819,087
    8.00% due 02/14/34...............................       550,000     575,438
    9.50% due 01/15/14...............................       495,000     566,775
    11.88% due 01/15/30..............................     1,075,000   1,604,437
   Republic of Uruguay:
    7.50% due 03/15/15...............................       150,000     155,250
    8.00% due 11/18/22...............................     1,385,000   1,450,787
    9.25% due 05/17/17...............................       280,000     325,500
   Republic of Venezuela:
    6.00% due 12/09/20...............................       420,000     382,200
    8.50% due 10/08/14...............................       480,000     535,920
    9.25% due 09/15/27...............................       545,000     677,435
    9.38% due 01/13/34...............................       510,000     642,600
   Russian Federation:
    7.50% due 03/31/30(3)............................     4,215,000   4,690,873
    12.75% due 06/24/28..............................       150,000     267,525
   United Mexican States:
    6.63% due 03/03/15...............................       400,000     424,400
    7.50% due 04/08/33...............................       525,000     607,688
    8.00% due 12/24/08............................... MXN 9,300,000     859,612
    8.00% due 12/19/13............................... MXN 7,500,000     682,515
    8.13% due 12/30/19...............................       260,000     313,300
    8.30% due 08/15/31...............................       540,000     678,510
                                                                    -----------
                                                                     69,998,000
                                                                    -----------
 Freight -- 0.11%
   Ultrapetrol Bahamas, Ltd.:
    9.00% due 11/24/14...............................       225,000     207,000
                                                                    -----------
 Insurance -- 0.31%
   Aegon NV:
    5.80% due 07/15/14(17)...........................       112,000      93,240
   Fairfax Financial Holdings, Ltd.:
    7.75% due 04/26/12...............................       100,000      85,000
    8.25% due 10/01/15...............................       350,000     291,812
   ING Groep NV:
    5.78% due 12/08/15(17)...........................       140,000     139,041
                                                                    -----------
                                                                        609,093
                                                                    -----------
 Leisure & Tourism -- 0.14%
   Corporacion Interamericana de Entretenimiento SA:
    8.88% due 06/14/15*..............................       175,000     170,625
   Grupo Posadas SA de CV:
    8.75% due 10/04/11*..............................       100,000     104,500
                                                                    -----------
                                                                        275,125
                                                                    -----------
 Manufacturing -- 0.03%
   Siemens Financieringmaatschappij NV:
    5.75% due 10/17/16*..............................        50,000      50,604
                                                                    -----------
 Metals -- 0.17%
   CSN Islands VIII Corp.:
    10.00% due 01/15/15*.............................       125,000     145,625
   Inco, Ltd.:
    7.20% due 09/15/32...............................        55,000      58,224
   Noranda, Inc.:
    6.00% due 10/15/15...............................       133,000     132,888
                                                                    -----------
                                                                        336,737
                                                                    -----------
 Mining -- 0.06%
   Vale Overseas, Ltd.:
    6.25% due 01/11/16...............................       110,000     109,175
                                                                    -----------

August 31, 2006  STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   65


                                                Principal     Value
                                                Amount(13)   (Note 2)
         --------------------------------------------------------------
         FOREIGN BONDS & NOTES (continued)
         Oil & Gas -- 0.24%
           ENI Coordination Center:
            5.25% due 12/27/07................. GBP 135,000 $   256,825
           Nexen, Inc.:
            5.88% due 03/10/35.................      55,000      51,454
           Shell International Finance BV:
            5.63% due 06/27/11.................      90,000      91,781
           Weatherford International, Ltd.:
            5.50% due 02/15/16.................      63,000      61,683
                                                            -----------
                                                                461,743
                                                            -----------
         Paper/Forest Products -- 0.26%
           Abitibi-Cons., Inc.:
            8.55% due 08/01/10.................     350,000     345,625
            8.85% due 08/01/30.................      75,000      63,937
           Stora Enso Oyj:
            7.25% due 04/15/36*................     100,000     102,740
                                                            -----------
                                                                512,302
                                                            -----------
         Railroads & Equipment -- 0.05%
           Canadian National Railway Co.:
            6.38% due 10/15/11.................      90,000      94,098
                                                            -----------
         Real Estate -- 0.04%
           Brascan Corp.:
            8.13% due 12/15/08.................      69,000      72,685
                                                            -----------
         Retail -- 0.09%
           Jean Coutu Group, Inc.:
            8.50% due 08/01/14.................      70,000      66,766
           Vitro Envases Norteamerica SA:
            10.75% due 07/23/11*...............     100,000     105,000
                                                            -----------
                                                                171,766
                                                            -----------
         Semiconductors -- 0.10%
           Avago Technologies Finance Ltd.:
            10.13% due 12/01/13*...............     150,000     156,938
           STATS ChipPAC, Ltd.:
            6.75% due 11/15/11.................      50,000      48,000
                                                            -----------
                                                                204,938
                                                            -----------
         Telecommunications -- 0.45%
           Intelsat Bermuda, Ltd.:
            11.25% due 06/15/16*...............     125,000     129,531
           Intelsat, Ltd.:
            9.25% due 06/15/16*................     250,000     260,000
           Nordic Telephone Co Holding ApS:
            8.88% due 05/01/16*................     200,000     208,000
           Rogers Wireless, Inc.:
            7.25% due 12/15/12.................      75,000      77,344
           Telecom Italia Capital SA:
            5.25% due 11/15/13.................      14,000      13,337
            6.38% due 11/15/33.................     106,000     100,087
            7.20% due 07/18/36.................      55,000      57,442
           Telus Corp.:
            7.50% due 06/01/07.................      32,000      32,445
                                                            -----------
                                                                878,186
                                                            -----------
         Utilities - Electric -- 0.00%
           AES Drax Energy, Ltd.:
            11.50% due 08/30/10+(2)(8).........     175,000          18
                                                            -----------
         Total Foreign Bonds & Notes
            (Cost $77,122,193).................              78,434,578
                                                            -----------
         SUPRANATIONAL -- 0.03%
         Semiconductors -- 0.03%
           MagnaChip Semiconductor SA:
            6.88% due 12/15/11 (Cost $72,500)..      75,000      61,125
                                                            -----------

                                                         Principal    Value
                                                         Amount(13)  (Note 2)

 ------------------------------------------------------------------------------
 UNITED STATES GOVERNMENT BONDS -- 19.52%
 Government Agencies -- 10.39%
   Federal Home Loan Bank:
    3.50% due 05/15/07.................................. $  400,000 $   394,959
    3.88% due 12/20/06..................................    400,000     398,170
    4.50% due 09/08/08..................................    400,000     395,757
   Federal Home Loan Mtg. Corp.:
    3.63% due 02/15/07..................................    416,000     412,756
    4.13% due 07/12/10..................................    200,000     193,687
    4.25% due 06/23/08..................................    400,000     394,333
    4.35% due 06/02/08..................................    400,000     394,348
    4.45% due 03/06/08..................................    400,000     395,975
    4.50% due 02/01/20..................................    501,545     481,665
    4.50% due 08/01/20..................................    177,334     170,305
    4.75% due 01/18/11..................................    280,000     276,895
    5.00% due 09/01/18..................................    640,449     628,556
    5.00% due 07/01/20..................................    435,693     426,513
    5.00% due 05/01/34..................................    664,796     639,105
    5.00% due 02/01/35..................................    109,704     105,464
    5.00% due 08/01/35..................................    853,207     818,473
    5.00% due 11/01/35..................................    969,606     930,133
    5.50% due 07/01/35..................................  1,013,345     995,663
    5.74% due 08/01/36(9)...............................  1,000,000   1,001,021
    6.00% due 01/01/30..................................     44,937      45,250
    6.00% due 02/01/32..................................    248,370     249,803
    6.00% due 07/01/35..................................    329,095     329,729
    6.50% due 07/01/29..................................      6,833       6,980
    6.50% due 12/01/35..................................    486,550     494,307
    6.50% due 02/01/36..................................    237,351     241,135
    6.50% due 03/01/36..................................    253,312     257,339
    6.50% due September TBA.............................    650,000     660,156
    6.88% due 09/15/10..................................    772,000     823,443
    7.00% due 06/01/29..................................     18,374      18,945
   Federal Home Loan Mtg. Corp. Reference REMIC, Series
    R004, Class AL:
    5.13% due 12/15/13(15)..............................    189,960     187,822
   Federal Home Loan Mtg. Corp. Reference REMIC, Series
    R005, Class AB:
    5.50% due 12/15/18(15)..............................    235,675     234,866
   Federal National Mtg. Assoc.:
    3.00% due 03/02/07..................................    400,000     395,358
    4.50% due 06/01/19..................................    405,763     390,328
    4.75% due 12/15/10..................................    251,000     248,273
    5.00% due 06/01/19..................................    160,526     157,438
    5.00% due 03/01/34..................................    314,823     302,365
    5.00% due 11/01/34..................................    437,414     420,104
    5.25% due 08/01/12..................................    384,000     383,820
    5.50% due 03/01/18..................................     31,317      31,278
    5.50% due 07/01/19..................................    295,140     294,460
    5.50% due 01/01/29..................................     79,472      78,427
    5.50% due 05/01/29..................................     27,070      26,709
    5.50% due 06/01/34..................................    429,138     422,076
    5.50% due 03/01/35..................................    792,276     777,903
    5.50% due 12/01/35..................................    543,396     533,537
    5.50% due 02/01/36(9)...............................    266,878     266,087
    6.00% due 06/25/16..................................    289,016     292,167
    6.00% due 02/01/32..................................    104,939     105,477
    6.00% due 10/01/34..................................  1,472,333   1,476,239
    6.00% due 06/01/35..................................    171,675     171,904
    6.50% due 12/01/31..................................     98,541     100,419
    6.50% due 04/01/34..................................    252,149     256,220
    6.50% due 02/01/35..................................    131,844     133,856
    7.50% due 03/01/32..................................      9,016       9,316
    8.50% due 08/01/31..................................     22,111      23,795
                                                                    -----------
                                                                     20,301,109
                                                                    -----------
 Government Obligations -- 9.13%
   United States Treasury Bonds:
    4.50% due 02/15/36..................................  1,820,000   1,712,933
    5.38% due 02/15/31..................................  1,463,000   1,556,495
    6.25% due 08/15/23..................................    495,000     567,587

66   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   August 31, 2006


                                                        Principal
                                                         Amount/     Value
                                                        Shares(13)  (Note 2)
 -----------------------------------------------------------------------------
 UNITED STATES GOVERNMENT BONDS (continued)
 Government Obligations (continued)
   United States Treasury Notes:
    2.25% due 02/15/07................................. $2,000,000 $ 1,974,296
    3.38% due 10/15/09.................................     73,000      70,206
    3.63% due 01/15/10.................................    538,000     519,926
    3.75% due 03/31/07.................................  2,000,000   1,984,218
    3.88% due 05/15/10.................................     65,000      63,218
    3.88% due 07/15/10.................................     45,000      43,741
    3.88% due 09/15/10.................................     26,000      25,218
    4.00% due 02/15/15.................................    500,000     474,511
    4.00% due 06/15/09.................................    410,000     402,505
    4.13% due 05/15/15.................................     38,000      36,354
    4.25% due 08/15/14.................................     82,000      79,383
    4.25% due 08/15/15.................................    516,000     497,698
    4.25% due 10/15/10.................................     90,000      88,513
    4.38% due 12/15/10.................................     61,000      60,233
    4.50% due 02/15/09.................................  1,750,000   1,740,020
    4.50% due 11/15/10.................................     40,000      39,708
    4.50% due 11/15/15.................................    586,000     575,333
    4.88% due 05/31/08.................................  1,225,000   1,225,765
    4.88% due 05/31/11.................................  1,400,000   1,409,789
    5.13% due 05/15/16.................................    945,000     971,836
    5.13% due 06/30/08.................................  1,300,000   1,306,958
    6.50% due 02/15/10.................................    300,000     316,851
    6.50% due 10/15/06.................................    100,000     100,133
                                                                   -----------
                                                                    17,843,428
                                                                   -----------
 Total United States Government Bonds
    (Cost $38,391,658).................................             38,144,537
                                                                   -----------
 COMMON STOCK -- 1.23%
 Healthcare -- 0.02%
   Critical Care Systems International, Inc.(1)(8)(16).      5,372      37,604
                                                                   -----------
 Leisure & Tourism -- 0.02%
   Shreveport Gaming Holdings, Inc.+(1)(8)(16).........      1,280      29,470
                                                                   -----------
 Oil & Gas -- 0.39%
   Transmeridian Exploration, Inc.+....................      1,753       8,940
   Trico Marine Services, Inc.+........................     21,039     754,669
                                                                   -----------
                                                                       763,609
                                                                   -----------
 Retail -- 0.00%
   MTS, Inc.+(1)(8)(16)................................      3,863           0
                                                                   -----------
 Telecommunications -- 0.73%
   iPCS, Inc.+(8)......................................     27,658   1,436,003
                                                                   -----------
 Utilities - Electric -- 0.07%
    Mirant Corp.+......................................      4,930     142,822
                                                                   -----------
 Total Common Stock
    (Cost $1,001,345)..................................              2,409,508
                                                                   -----------
 PREFERRED STOCK -- 0.45%
 Commercial Services -- 0.03%
   Rent-Way, Inc. (convertible):
    8.00% (1)(8)(16)...................................          4      59,895
                                                                   -----------
 Financial Services -- 0.17%
   Fannie Mae:
    7.63%(9)...........................................        997      53,090
   General Electric Capital Corp.:
    8.00%(3)...........................................     12,000     272,640
                                                                   -----------
                                                                       325,730
                                                                   -----------
 Multimedia -- 0.22%
   ION Media Networks, Inc.:
    14.25%(4)..........................................         51     438,600
                                                                   -----------
 Retail -- 0.03%
   GNC Corp.:
    12.00%(4)(8).......................................         50      55,000
                                                                   -----------
 Total Preferred Stock
    (Cost $836,497)....................................                879,225
                                                                   -----------

                                                               Principal
                                                                Amount/       Value
                                                               Shares(13)    (Note 2)

----------------------------------------------------------------------------------------
RIGHTS -- 0.07%+
Foreign Government Agencies -- 0.07%
  Republic of Argentina, Expires 12/15/35(12)
   (Cost $70,350).............................................  1,510,972  $    143,542
                                                                           ------------
WARRANTS -- 0.01%+
Oil & Gas -- 0.01%
  Transmeridian Exploration, Inc.:
   Expires 12/15/10 (Strike Price $4.31)(1)...................      6,905        13,811
                                                                           ------------
Telecommunications -- 0.00%
  GT Group Telecommunications, Inc.:
   Expires 02/01/10*(1)(8)(16)................................         50             0
                                                                           ------------
Total Warrants
   (Cost $18,990).............................................                   13,811
                                                                           ------------
Total Long-Term Investment Securities
   (Cost $176,945,652)........................................              180,230,763
                                                                           ------------
SHORT-TERM INVESTMENT SECURITIES - 5.12%
Commercial Paper - 5.12%
  Dresdner U S Finance:
   5.27% due 09/01/06......................................... $5,000,000     5,000,000
  Rabobank USA Financial Corp.:
   5.27% due 09/01/06.........................................  5,000,000     5,000,000
                                                                           ------------
                                                                             10,000,000
                                                                           ------------
Total Short-Term Investment Securities
   (Cost $10,000,000).........................................               10,000,000
                                                                           ------------
REPURCHASE AGREEMENT -- 1.89%
  Agreement with State Street Bank & Co., bearing interest at
   4.83%, dated 08/31/06, to be repurchased 09/01/06 in
   the amount of $3,688,495 and collateralized by Federal
   Home Loan Bank Notes, bearing interest at 3.63%, due
   01/15/08 and having an approximate value of
   $3,800,077 (Cost $3,688,000)...............................  3,688,000     3,688,000
                                                                           ------------
TOTAL INVESTMENTS
   (Cost $190,633,652)(7).....................................      99.24%  193,918,763
Other assets less liabilities.................................       0.76%    1,494,429
                                                               ----------  ------------
NET ASSETS                                                         100.00% $195,413,192
                                                               ==========  ============
BONDS & NOTES SOLD SHORT -- (0.33%)
GOVERNMENT AGENCIES -- (0.33%)
  Federal Home Loan Mtg. Corp.:
   5.50% due September TBA....................................
   (Proceeds $(633,522))......................................   (650,000)     (638,219)
                                                                           ============

--------
REMIC--Real Estate Mortgage Investment Conduits
TBA--Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
+  Non-income producing security
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At August 31, 2006, the aggregate value of these securities was $14,243,783 representing 7.29% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Fair Value Security (see Note 2)
(2)Bond in default
(3)"Step Up" security where the rate increases ("steps up") at a predetermined rate.
   Rate shown reflects the increased rate.
(4)PIK ("Payment-in-Kind) security. Payments made with additional securities in lieu of cash.
(5)Company has filed for Chapter 11 bankruptcy protection.
(6)Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.

August 31, 2006  STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED   67

(7)See Note 5 for cost of investments on a tax basis.
(8)Illiquid security
(9)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2006.
(10)Variable rate security - the rate reflected is as of August 31, 2006; maturity date reflects next reset date.
(11)Commercial Mortgage-Backed Security
(12)Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(13)Denominated in United States dollars unless otherwise indicated.
(14)Variable rate security - the rate reflected is as of August 31, 2006; maturity date reflects stated maturity date.
(15)Collateralized Mortgage Obligation.
(16)To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may Invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2006, the Strategic Bond Fund held the following restricted securities:

                                     Principal                       Market    Value as a
                         Acquisition  Amount/  Acquisition  Market    Value       % of
          Name              Date      Shares      Cost      Value   Per Share  Net Assets
------------------------ ----------- --------- ----------- -------- ---------- ----------
Critical Care Systems
 International, Inc.
 Common Stock...........  06/17/04   $    635   $  5,490
                          11/09/04      4,737     35,231
                                     --------   --------
                                        5,372     40,721   $ 37,604 $     7.00    0.02%
GT Group
 Telecommunications,
 Inc.
 Warrant................  09/15/00         50          0          0       0.01    0.00
ICO North America, Inc.:
 7.50% due 08/15/09.....  08/11/05    125,000    125,000    153,750       1.23    0.08
MTS, Inc.:
 9.38% due 03/15/09.....  03/16/04     13,636     49,087
                          09/03/04        681        681
                          03/19/05        715        143
                          09/04/05        751        195
                          03/04/06        789        205
                                     --------   --------
                                       16,572     50,311      4,309       0.26    0.00
MTS, Inc.:
 Common Stock...........  03/16/04      3,863          -          -          -    0.00
Rent-Way, Inc. 8%
 Convertible Preferred
  Stock.................  05/29/03          3     25,000
                          05/14/04          1     10,000
                                     --------   --------
                                            4     35,000     59,895  17,112.76    0.03
Shreveport Gaming
 Holdings, Inc.
 Common Stock...........  07/21/05        257      5,918
                          07/29/05      1,023     23,552
                                     --------   --------
                                        1,280     29,470     29,470      23.02    0.02
Southern Energy, Inc.:
 7.90% due 07/15/09.....  01/10/06    725,000          -          -          -    0.00
                                                           --------               ----
                                                           $285,028               0.15%
                                                           ========               ====

(17)Perpetual maturity. The maturity date shown represents the next call date.
(18)Company has filed for Chapter 7 bankruptcy protection.

Currency Legend

AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
COP--Columbian Peso
EUR--Euro Dollar
GBP--British Pound
HUF--Hungarian Forint
JPY--Japanese Yen
MXN--Mexican Peso
NOK--Norwegian Krone
PLN--Polish Zloty
SEK--Swedish Krona
ZAR--South African Rand

See Notes to Financial Statements

68              STATEMENTS OF ASSETS & LIABILITIES               August 31, 2006

                                                             AGGRESSIVE       CAPITAL       CONSERVATIVE
                                                               GROWTH       APPRECIATION       GROWTH         CORE BOND
                                                           LIFESTYLE FUND       FUND       LIFESTYLE FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*. $            -  $   66,851,535  $            -  $   99,848,171
Long-term investment securities, at value (affiliated)*...     54,057,210               -      37,382,856               -
Short-term investment securities, at value (unaffiliated)*              -               -               -       9,986,319
Repurchase agreements (cost equals market value)..........              -       3,625,000               -       1,854,000
                                                           --------------  --------------  --------------  --------------
Total Investments.........................................     54,057,210      70,476,535      37,382,856     111,688,490
                                                           --------------  --------------  --------------  --------------
Cash......................................................          2,492       9,542,487             587          95,975
Foreign cash*.............................................              -               -               -               -
Receivable for:
   Trust shares sold......................................         65,826         116,923          87,597         568,369
   Dividends and interest.................................              -          87,173               -       1,011,765
   Investments sold.......................................         14,709               -           1,495       3,112,730
Prepaid expenses and other assets.........................          1,580           3,250           1,322           4,874
Due from investment adviser for expense reimbursements/
 fee waivers..............................................          8,547          12,164           5,288          24,464
Variation margin on futures contracts.....................              -               -               -               -
                                                           --------------  --------------  --------------  --------------
TOTAL ASSETS..............................................     54,150,364      80,238,532      37,479,145     116,506,667
                                                           --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
   Trust shares reacquired................................         22,259             759             769          14,617
   Investments purchased..................................         58,276      10,683,098          88,323       5,779,024
   Interest on securities sold short......................              -               -               -           2,750
   Investment advisory and management fees................          4,471          31,841           3,107          43,660
   Shareholder services...................................              -          14,473               -          21,830
   Administrative service fee.............................              -           4,052               -           6,113
   Transfer agent fees and expenses.......................            220             662             220             471
   Trustees' fees and expenses............................         48,404          49,301          50,365          98,803
   Other accrued expenses.................................         29,582          41,932          27,647          59,673
Variation margin on futures contracts.....................              -               -               -               -
Due to custodian..........................................              -               -               -               -
Securities sold short, at value#..........................              -               -               -       1,472,813
                                                           --------------  --------------  --------------  --------------
TOTAL LIABILITIES.........................................        163,212      10,826,118         170,431       7,499,754
                                                           --------------  --------------  --------------  --------------
NET ASSETS................................................ $   53,987,152  $   69,412,414  $   37,308,714  $  109,006,913
                                                           ==============  ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.............. $       46,118  $       77,967  $       34,883  $      108,024
Additional paid in capital................................     46,773,613      80,013,522      34,778,097     107,133,065
Accumulated undistributed net investment income
 (loss)...................................................        (48,608)         85,229         (48,995)      3,506,980
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gains
 distributions received from underlying funds.............      5,105,597     (12,082,488)      1,813,922      (1,902,803)
Unrealized appreciation (depreciation) on investments.....      2,110,432       1,318,184         730,807         172,487
Unrealized appreciation (depreciation) on futures
 contracts................................................              -               -               -               -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities..........................................              -               -               -               -
Unrealized appreciation (depreciation) on securities sold
 short....................................................              -               -               -         (10,840)
Accrued capital gains tax on unrealized appreciation
 (depreciation)...........................................              -               -               -               -
                                                           --------------  --------------  --------------  --------------
NET ASSETS................................................ $   53,987,152  $   69,412,414  $   37,308,714  $  109,006,913
                                                           ==============  ==============  ==============  ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding............................................      4,611,835       7,796,748       3,488,266      10,802,424
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE....................................... $        11.71  $         8.90  $        10.70  $        10.09
                                                           ==============  ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $            -  $   65,533,351  $            -  $   99,675,684
                                                           ==============  ==============  ==============  ==============
   Long-term investment securities (affiliated)........... $   51,946,778  $            -  $   36,652,049  $            -
                                                           ==============  ==============  ==============  ==============
   Short-term investment securities (unaffiliated)........ $            -  $            -  $            -  $    9,986,319
                                                           ==============  ==============  ==============  ==============
   Foreign Cash........................................... $            -  $            -  $            -  $            -
                                                           ==============  ==============  ==============  ==============
#Proceeds from securities sold short...................... $            -  $            -  $            -  $    1,461,973
                                                           ==============  ==============  ==============  ==============

                                                                            INTERNATIONAL
                                                             HIGH YIELD       SMALL CAP      LARGE CAP        MID CAP
                                                             BOND FUND       EQUITY FUND     VALUE FUND     GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*. $   92,447,625  $  410,380,877  $  175,448,757 $   61,017,054
Long-term investment securities, at value (affiliated)*...              -               -               -              -
Short-term investment securities, at value (unaffiliated)*     10,000,000               -       5,011,936              -
Repurchase agreements (cost equals market value)..........      3,340,000      27,570,000               -      3,984,000
                                                           --------------  --------------  -------------- --------------
Total Investments.........................................    105,787,625     437,950,877     180,460,693     65,001,054
                                                           --------------  --------------  -------------- --------------
Cash......................................................              -             178             324            549
Foreign cash*.............................................         27,104       3,918,283               -              2
Receivable for:
   Trust shares sold......................................        248,361       2,369,601       1,689,490         62,091
   Dividends and interest.................................      1,711,541         303,820         426,495         21,021
   Investments sold.......................................        722,632          41,138               -        189,898
Prepaid expenses and other assets.........................         10,926           7,581           4,628          3,439
Due from investment adviser for expense reimbursements/
 fee waivers..............................................         20,578         243,791          28,773         21,792
Variation margin on futures contracts.....................              -               -               -              -
                                                           --------------  --------------  -------------- --------------
TOTAL ASSETS..............................................    108,528,767     444,835,269     182,610,403     65,299,846
                                                           --------------  --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired................................         31,726         145,674          34,644         21,492
   Investments purchased..................................      1,916,394      16,617,136       4,594,548        514,036
   Interest on securities sold short......................              -               -               -              -
   Investment advisory and management fees................         61,737         275,080          66,021         42,780
   Shareholder services...................................         22,049          83,308          33,010         13,552
   Administrative service fee.............................          6,174          23,326           9,243          3,795
   Transfer agent fees and expenses.......................            467             192             386            387
   Trustees' fees and expenses............................         63,991          75,011          78,072         74,055
   Other accrued expenses.................................         53,839         178,432          57,484         46,674
Variation margin on futures contracts.....................              -               -               -              -
Due to custodian..........................................        302,381               -               -              -
Securities sold short, at value#..........................              -               -               -              -
                                                           --------------  --------------  -------------- --------------
TOTAL LIABILITIES.........................................      2,458,758      17,398,159       4,873,408        716,771
                                                           --------------  --------------  -------------- --------------
NET ASSETS................................................ $  106,070,009  $  427,437,110  $  177,736,995 $   64,583,075
                                                           ==============  ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.............. $      113,771  $      254,447  $      121,925 $       79,287
Additional paid in capital................................     95,172,373     371,280,365     154,144,735     57,096,469
Accumulated undistributed net investment income
 (loss)...................................................      4,969,454         822,230       1,284,004        (60,655)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short,
 foreign exchange transactions and capital gains
 distributions received from underlying funds.............      2,220,236      23,743,565      12,298,992      3,565,113
Unrealized appreciation (depreciation) on investments.....      3,594,528      31,359,569       9,887,339      3,902,861
Unrealized appreciation (depreciation) on futures
 contracts................................................              -               -               -              -
Unrealized foreign exchange gain (loss) on other assets
 and liabilities..........................................           (353)         (4,241)              -              -
Unrealized appreciation (depreciation) on securities sold
 short....................................................              -               -               -              -
Accrued capital gains tax on unrealized appreciation
 (depreciation)...........................................              -         (18,825)              -              -
                                                           --------------  --------------  -------------- --------------
NET ASSETS................................................ $  106,070,009  $  427,437,110  $  177,736,995 $   64,583,075
                                                           ==============  ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share).................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding............................................     11,377,053      25,444,714      12,192,463      7,928,736
   NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE....................................... $         9.32  $        16.80  $        14.58 $         8.15
                                                           ==============  ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)......... $   88,853,097  $  379,021,308  $  165,561,418 $   57,114,193
                                                           ==============  ==============  ============== ==============
   Long-term investment securities (affiliated)........... $            -  $            -  $            - $            -
                                                           ==============  ==============  ============== ==============
   Short-term investment securities (unaffiliated)........ $   10,000,000  $            -  $    5,011,936 $            -
                                                           ==============  ==============  ============== ==============
   Foreign Cash........................................... $       27,458  $    3,903,181  $            - $            2
                                                           ==============  ==============  ============== ==============
#Proceeds from securities sold short...................... $            -  $            -  $            - $            -
                                                           ==============  ==============  ============== ==============

SEE NOTES TO FINANCIAL STATEMENTS

August 31, 2006       STATEMENTS OF ASSETS & LIABILITIES - CONTINUED         69

                                                                              MID CAP        MODERATE        MONEY
                                                                               VALUE          GROWTH       MARKET II
                                                                               FUND       LIFESTYLE FUND     FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................. $  354,263,096 $            - $            -
Long-term investment securities, at value (affiliated)*...................              -     88,671,332              -
Short-term investment securities, at value (unaffiliated)*................      2,490,000              -    145,962,273
Repurchase agreements (cost equals market value)..........................      4,565,000              -      6,100,000
                                                                           -------------- -------------- --------------
Total Investments.........................................................    361,318,096     88,671,332    152,062,273
                                                                           -------------- -------------- --------------
Cash......................................................................            864          6,006            384
Foreign cash*.............................................................         88,733              -              -
Receivable for:
   Trust shares sold......................................................        342,674        142,113      1,208,527
   Dividends and interest.................................................        508,582              -        460,114
   Investments sold.......................................................      3,396,931         15,041              -
Prepaid expenses and other assets.........................................         14,079          2,778          4,874
Due from investment adviser for expense reimbursements/fee waivers........         46,823         13,431         11,816
Variation margin on futures contracts.....................................              -              -              -
                                                                           -------------- -------------- --------------
TOTAL ASSETS..............................................................    365,716,782     88,850,701    153,747,988
                                                                           -------------- -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired................................................         35,211         32,995        204,082
   Investments purchased..................................................      2,634,329        124,159      1,999,900
   Interest on securities sold short......................................              -              -              -
   Investment advisory and management fees................................        217,278          7,407         30,241
   Shareholder services...................................................         74,945              -         30,241
   Administrative service fee.............................................         20,985              -          8,467
   Transfer agent fees and expenses.......................................            159            220            166
   Trustees' fees and expenses............................................        230,795         88,349        106,290
   Other accrued expenses.................................................        124,538         39,238         42,342
Variation margin on futures contracts.....................................              -              -              -
Due to custodian..........................................................              -              -              -
Securities sold short, at value#..........................................              -              -              -
                                                                           -------------- -------------- --------------
TOTAL LIABILITIES.........................................................      3,338,240        292,368      2,421,729
                                                                           -------------- -------------- --------------
NET ASSETS................................................................ $  362,378,542 $   88,558,333 $  151,326,259
                                                                           ============== ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.............................. $      193,306 $       71,217 $    1,513,263
Additional paid in capital................................................    291,122,606     78,086,673    149,810,274
Accumulated undistributed net investment income (loss)....................      1,165,627        772,788          2,722
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and
 capital gains distributions received from underlying funds...............     37,144,003      6,942,785              -
Unrealized appreciation (depreciation) on investments.....................     32,750,792      2,684,870              -
Unrealized appreciation (depreciation) on futures contracts...............              -              -              -
Unrealized foreign exchange gain (loss) on other assets and liabilities...          2,208              -              -
Unrealized appreciation (depreciation) on securities sold short...........              -              -              -
Accrued capital gains tax on unrealized appreciation (depreciation).......              -              -              -
                                                                           -------------- -------------- --------------
NET ASSETS................................................................ $  362,378,542 $   88,558,333 $  151,326,259
                                                                           ============== ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share).................................  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding............................................................     19,330,618      7,121,652    151,326,259
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE................................................................. $        18.75 $        12.44 $         1.00
                                                                           ============== ============== ==============
--------
* Cost
   Long-term investment securities (unaffiliated)......................... $  321,512,304 $            - $            -
                                                                           ============== ============== ==============
   Long-term investment securities (affiliated)........................... $            - $   85,986,462 $            -
                                                                           ============== ============== ==============
   Short-term investment securities (unaffiliated)........................ $    2,490,000 $            - $  145,962,273
                                                                           ============== ============== ==============
   Foreign Cash........................................................... $       87,467 $            - $            -
                                                                           ============== ============== ==============
#Proceeds from securities sold short...................................... $            - $            - $            -
                                                                           ============== ============== ==============

                                                                              SMALL CAP      SMALL CAP      SOCIALLY
                                                                               GROWTH          VALUE       RESPONSIBLE
                                                                                FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................. $   49,244,670  $  111,642,954 $  246,668,859
Long-term investment securities, at value (affiliated)*...................              -               -              -
Short-term investment securities, at value (unaffiliated)*................        377,000               -     40,215,989
Repurchase agreements (cost equals market value)..........................              -       2,952,000      6,131,000
                                                                           --------------  -------------- --------------
Total Investments.........................................................     49,621,670     114,594,954    293,015,848
                                                                           --------------  -------------- --------------
Cash......................................................................            965             840            253
Foreign cash*.............................................................              -               -              -
Receivable for:
   Trust shares sold......................................................        131,627         368,218      2,064,758
   Dividends and interest.................................................          7,865         115,062        388,082
   Investments sold.......................................................        342,865               -              -
Prepaid expenses and other assets.........................................          3,235           5,651          5,623
Due from investment adviser for expense reimbursements/fee waivers........         21,892          18,674         46,398
Variation margin on futures contracts.....................................              -               -         17,650
                                                                           --------------  -------------- --------------
TOTAL ASSETS..............................................................     50,130,119     115,103,399    295,538,612
                                                                           --------------  -------------- --------------
LIABILITIES:
Payable for:
   Trust shares reacquired................................................         18,678          29,236         62,722
   Investments purchased..................................................        606,218               -              -
   Interest on securities sold short......................................              -               -              -
   Investment advisory and management fees................................         34,964          64,744         55,989
   Shareholder services...................................................         10,284          23,268         55,989
   Administrative service fee.............................................          2,879           6,515         15,677
   Transfer agent fees and expenses.......................................            471             386             54
   Trustees' fees and expenses............................................         57,450          89,586         46,467
   Other accrued expenses.................................................         45,312          78,581         71,034
Variation margin on futures contracts.....................................              -           1,600              -
Due to custodian..........................................................              -               -              -
Securities sold short, at value#..........................................              -               -              -
                                                                           --------------  -------------- --------------
TOTAL LIABILITIES.........................................................        776,256         293,916        307,932
                                                                           --------------  -------------- --------------
NET ASSETS................................................................ $   49,353,863  $  114,809,483 $  295,230,680
                                                                           ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.............................. $       38,919  $       76,217 $      244,863
Additional paid in capital................................................     47,908,942      94,065,437    277,952,593
Accumulated undistributed net investment income (loss)....................        (58,079)        558,343      2,196,991
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and
 capital gains distributions received from underlying funds...............     (1,982,793)      9,847,188      4,968,246
Unrealized appreciation (depreciation) on investments.....................      3,446,874      10,192,911      9,360,887
Unrealized appreciation (depreciation) on futures contracts...............              -          69,387        507,100
Unrealized foreign exchange gain (loss) on other assets and liabilities...              -               -              -
Unrealized appreciation (depreciation) on securities sold short...........              -               -              -
Accrued capital gains tax on unrealized appreciation (depreciation).......              -               -              -
                                                                           --------------  -------------- --------------
NET ASSETS................................................................ $   49,353,863  $  114,809,483 $  295,230,680
                                                                           ==============  ============== ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share).................................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding............................................................      3,891,874       7,621,729     24,486,334
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE................................................................. $        12.68  $        15.06 $        12.06
                                                                           ==============  ============== ==============
--------
* Cost
   Long-term investment securities (unaffiliated)......................... $   45,797,796  $  101,450,043 $  237,307,972
                                                                           ==============  ============== ==============
   Long-term investment securities (affiliated)........................... $            -  $            - $            -
                                                                           ==============  ============== ==============
   Short-term investment securities (unaffiliated)........................ $      377,000  $            - $   40,215,989
                                                                           ==============  ============== ==============
   Foreign Cash........................................................... $            -  $            - $            -
                                                                           ==============  ============== ==============
#Proceeds from securities sold short...................................... $            -  $            - $            -
                                                                           ==============  ============== ==============

                                                                              STRATEGIC
                                                                                BOND
                                                                                FUND
------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................. $  180,230,763
Long-term investment securities, at value (affiliated)*...................              -
Short-term investment securities, at value (unaffiliated)*................     10,000,000
Repurchase agreements (cost equals market value)..........................      3,688,000
                                                                           --------------
Total Investments.........................................................    193,918,763
                                                                           --------------
Cash......................................................................              -
Foreign cash*.............................................................        653,655
Receivable for:
   Trust shares sold......................................................        424,381
   Dividends and interest.................................................      2,812,405
   Investments sold.......................................................      2,009,101
Prepaid expenses and other assets.........................................          5,014
Due from investment adviser for expense reimbursements/fee waivers........         59,504
Variation margin on futures contracts.....................................              -
                                                                           --------------
TOTAL ASSETS..............................................................    199,882,823
                                                                           --------------
LIABILITIES:
Payable for:
   Trust shares reacquired................................................         62,666
   Investments purchased..................................................      3,287,898
   Interest on securities sold short......................................          1,192
   Investment advisory and management fees................................         97,447
   Shareholder services...................................................         40,603
   Administrative service fee.............................................         11,369
   Transfer agent fees and expenses.......................................            140
   Trustees' fees and expenses............................................         87,297
   Other accrued expenses.................................................         92,615
Variation margin on futures contracts.....................................              -
Due to custodian..........................................................        150,185
Securities sold short, at value#..........................................        638,219
                                                                           --------------
TOTAL LIABILITIES.........................................................      4,469,631
                                                                           --------------
NET ASSETS................................................................ $  195,413,192
                                                                           ==============
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.............................. $      171,955
Additional paid in capital................................................    182,680,372
Accumulated undistributed net investment income (loss)....................      7,373,155
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange transactions and
 capital gains distributions received from underlying funds...............      1,912,886
Unrealized appreciation (depreciation) on investments.....................      3,285,111
Unrealized appreciation (depreciation) on futures contracts...............              -
Unrealized foreign exchange gain (loss) on other assets and liabilities...         (5,590)
Unrealized appreciation (depreciation) on securities sold short...........         (4,697)
Accrued capital gains tax on unrealized appreciation (depreciation).......              -
                                                                           --------------
NET ASSETS................................................................ $  195,413,192
                                                                           ==============
SHARES OF BENEFICIAL INTEREST:
   Authorized (Par value $0.01 per share).................................  1,000,000,000
   Outstanding............................................................     17,195,467
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE................................................................. $        11.36
                                                                           ==============
--------
* Cost
   Long-term investment securities (unaffiliated)......................... $  176,945,652
                                                                           ==============
   Long-term investment securities (affiliated)........................... $            -
                                                                           ==============
   Short-term investment securities (unaffiliated)........................ $   10,000,000
                                                                           ==============
   Foreign Cash........................................................... $      657,559
                                                                           ==============
#Proceeds from securities sold short...................................... $      633,522
                                                                           ==============

SEE NOTES TO FINANCIAL STATEMENTS

70                   STATEMENTS OF OPERATIONS                    August 31, 2006

                                                                               AGGRESSIVE               CONSERVATIVE
                                                                                 GROWTH      CAPITAL       GROWTH
                                                                               LIFESTYLE   APPRECIATION  LIFESTYLE    CORE BOND
                                                                                  FUND         FUND         FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)..................................................... $         -  $   523,257  $         -  $    34,856
Dividends (affiliated).......................................................     648,643            -      507,683            -
Interest (unaffiliated)......................................................          53      110,260          291    4,996,441
Interest (affiliated)........................................................           -            -            -            -
                                                                              -----------  -----------  -----------  -----------
   Total investment income*..................................................     648,696      633,517      507,974    5,031,297
                                                                              -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees......................................      45,973      327,754       34,384      442,634
Administrative service fee...................................................           -       41,714            -       61,969
Shareholder services.........................................................           -      148,979            -      221,317
Transfer agent fees and expenses.............................................       1,307        2,611        1,307        2,615
Custodian fees...............................................................      18,853       15,265       18,432       66,132
Reports to shareholders......................................................      16,755       21,482       11,936       35,805
Audit and tax fees...........................................................      26,876       28,133       26,876       33,057
Legal fees...................................................................       4,763        5,454        4,227        7,575
Trustees' fees and expenses..................................................      13,194       17,185       11,901       28,424
Interest expense.............................................................           -            -            -          724
Dividends and interest expense on securities sold short......................           -            -            -            -
Other expenses...............................................................       4,133        7,746        3,894        7,971
                                                                              -----------  -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly...............................................................     131,854      616,323      112,957      908,223
                                                                              -----------  -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)........     (85,882)    (109,793)     (78,573)    (226,565)
   Fees paid indirectly (Note 7).............................................           -            -            -            -
                                                                              -----------  -----------  -----------  -----------
   Net expenses..............................................................      45,972      506,530       34,384      681,658
                                                                              -----------  -----------  -----------  -----------
Net investment income (loss).................................................     602,724      126,987      473,590    4,349,639
                                                                              -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...................           -    2,786,200            -   (1,731,587)
  Net realized gain (loss) on investments (affiliated).......................   5,553,949            -    2,106,420            -
  Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated).............................................     506,259            -      259,003            -
  Net realized gain (loss) on securities sold short..........................           -            -            -            -
  Net realized gain (loss) on futures contracts..............................           -            -            -            -
  Net realized foreign exchange gain (loss) on other assets and liabilities..           -            -            -            -
  Net realized gain (loss) on disposal of investments, in violation of
   investments restrictions (Note 3).........................................           -            -            -            -
  Net increase from payments by affiliates (Note 3)..........................           -            -            -            -
                                                                              -----------  -----------  -----------  -----------
  Net realized gain (loss) on investments and foreign currencies.............   6,060,208    2,786,200    2,365,423   (1,731,587)
                                                                              -----------  -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)............................................................           -   (3,740,363)           -     (707,106)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated)..............................................................  (2,333,278)           -   (1,018,035)           -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts.........................................................           -            -            -            -
  Change in unrealized foreign exchange gain (loss) on other assets and
   liabilities...............................................................           -            -            -            -
  Change in unrealized appreciation (depreciation) on securities sold short..           -            -            -      (10,840)
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)............................................................           -            -            -            -
                                                                              -----------  -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies.............  (2,333,278)  (3,740,363)  (1,018,035)    (717,946)
                                                                              -----------  -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies..................................................................   3,726,930     (954,163)   1,347,388   (2,449,533)
                                                                              -----------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................................. $ 4,329,654  $  (827,176) $ 1,820,978  $ 1,900,106
                                                                              ===========  ===========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of............... $         -  $         -  $         -  $     1,912
                                                                              -----------  -----------  -----------  -----------
**Net of foreign withholding taxes on capital gains of....................... $         -  $         -  $         -  $         -
                                                                              -----------  -----------  -----------  -----------

                                                                                           INTERNATIONAL  LARGE CAP
                                                                               HIGH YIELD    SMALL CAP      VALUE
                                                                               BOND FUND    EQUITY FUND     FUND
----------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)..................................................... $   100,701   $ 4,372,500  $ 2,360,301
Dividends (affiliated).......................................................           -             -            -
Interest (unaffiliated)......................................................   7,027,423       468,185        7,341
Interest (affiliated)........................................................           -             -            -
                                                                              -----------   -----------  -----------
   Total investment income*..................................................   7,128,124     4,840,685    2,367,642
                                                                              -----------   -----------  -----------
EXPENSES:
Investment advisory and management fees......................................     619,390     2,354,115      504,401
Administrative service fee...................................................      61,939       197,235       70,616
Shareholder services.........................................................     221,211       704,411      252,200
Transfer agent fees and expenses.............................................       2,610         2,178        2,178
Custodian fees...............................................................      33,178       360,345       29,863
Reports to shareholders......................................................      37,808       106,036       36,624
Audit and tax fees...........................................................      33,065        34,631       28,164
Legal fees...................................................................       7,440        14,079        7,671
Trustees' fees and expenses..................................................      27,698        65,439       29,555
Interest expense.............................................................           -         1,943            -
Dividends and interest expense on securities sold short......................         533             -            -
Other expenses...............................................................       7,665        13,588       14,188
                                                                              -----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly...............................................................   1,052,537     3,854,000      975,460
                                                                              -----------   -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)........    (176,543)   (1,036,351)    (158,331)
   Fees paid indirectly (Note 7).............................................           -             -            -
                                                                              -----------   -----------  -----------
   Net expenses..............................................................     875,994     2,817,649      817,129
                                                                              -----------   -----------  -----------
Net investment income (loss).................................................   6,252,130     2,023,036    1,550,513
                                                                              -----------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...................   2,241,462    23,737,064   12,540,321
  Net realized gain (loss) on investments (affiliated).......................           -             -            -
  Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated).............................................           -             -            -
  Net realized gain (loss) on securities sold short..........................       9,615             -            -
  Net realized gain (loss) on futures contracts..............................           -             -            -
  Net realized foreign exchange gain (loss) on other assets and liabilities..           -    (1,020,486)           -
  Net realized gain (loss) on disposal of investments, in violation of
   investments restrictions (Note 3).........................................           -       (28,874)      (7,056)
  Net increase from payments by affiliates (Note 3)..........................      34,151        28,874        7,056
                                                                              -----------   -----------  -----------
  Net realized gain (loss) on investments and foreign currencies.............   2,285,228    22,716,578   12,540,321
                                                                              -----------   -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)............................................................  (1,380,440)   18,413,756   (1,226,016)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated)..............................................................           -             -            -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts.........................................................           -             -            -
  Change in unrealized foreign exchange gain (loss) on other assets and
   liabilities...............................................................       1,004       (24,511)           -
  Change in unrealized appreciation (depreciation) on securities sold short..     (16,313)            -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)............................................................           -       (18,614)           -
                                                                              -----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies.............  (1,395,749)   18,370,631   (1,226,016)
                                                                              -----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies..................................................................     889,479    41,087,209   11,314,305
                                                                              -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................................. $ 7,141,609   $43,110,245  $12,864,818
                                                                              ===========   ===========  ===========
*Net of foreign withholding taxes on interest and dividends of............... $     1,396   $   451,196  $         -
                                                                              -----------   -----------  -----------
**Net of foreign withholding taxes on capital gains of....................... $         -   $    39,835  $         -
                                                                              -----------   -----------  -----------

                                                                                MID CAP
                                                                                GROWTH
                                                                                 FUND
------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated)..................................................... $   301,071
Dividends (affiliated).......................................................           -
Interest (unaffiliated)......................................................     115,865
Interest (affiliated)........................................................           -
                                                                              -----------
   Total investment income*..................................................     416,936
                                                                              -----------
EXPENSES:
Investment advisory and management fees......................................     472,835
Administrative service fee...................................................      41,800
Shareholder services.........................................................     149,287
Transfer agent fees and expenses.............................................       2,178
Custodian fees...............................................................      31,091
Reports to shareholders......................................................      30,787
Audit and tax fees...........................................................      28,164
Legal fees...................................................................       5,025
Trustees' fees and expenses..................................................      31,959
Interest expense.............................................................           -
Dividends and interest expense on securities sold short......................           -
Other expenses...............................................................       8,356
                                                                              -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly...............................................................     801,482
                                                                              -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3)........    (293,908)
   Fees paid indirectly (Note 7).............................................           -
                                                                              -----------
   Net expenses..............................................................     507,574
                                                                              -----------
Net investment income (loss).................................................     (90,638)
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...................   7,239,740
  Net realized gain (loss) on investments (affiliated).......................           -
  Net realized gain (loss) from capital gain distributions received from
   underlying funds (affiliated).............................................           -
  Net realized gain (loss) on securities sold short..........................           -
  Net realized gain (loss) on futures contracts..............................     (58,162)
  Net realized foreign exchange gain (loss) on other assets and liabilities..       1,081
  Net realized gain (loss) on disposal of investments, in violation of
   investments restrictions (Note 3).........................................           -
  Net increase from payments by affiliates (Note 3)..........................           -
                                                                              -----------
  Net realized gain (loss) on investments and foreign currencies.............   7,182,659
                                                                              -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated)............................................................  (3,194,703)
  Change in unrealized appreciation (depreciation) on investments
   (affiliated)..............................................................           -
  Change in unrealized appreciation (depreciation) on futures contracts and
   options contracts.........................................................           -
  Change in unrealized foreign exchange gain (loss) on other assets and
   liabilities...............................................................          (4)
  Change in unrealized appreciation (depreciation) on securities sold short..           -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)............................................................           -
                                                                              -----------
Net unrealized gain (loss) on investments and foreign currencies.............  (3,194,707)
                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies..................................................................   3,987,952
                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................................. $ 3,897,314
                                                                              ===========
*Net of foreign withholding taxes on interest and dividends of............... $     1,392
                                                                              -----------
**Net of foreign withholding taxes on capital gains of....................... $         -
                                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

August 31, 2006            STATEMENTS OF OPERATIONS - CONTINUED              71

                                                                                                         MODERATE
                                                                                                          GROWTH        MONEY
                                                                                             MID CAP     LIFESTYLE    MARKET II
                                                                                            VALUE FUND     FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $ 4,490,771  $         -  $        -
Dividends (affiliated)....................................................................           -    1,159,467           -
Interest (unaffiliated)...................................................................     297,911           26   4,481,942
Interest (affiliated).....................................................................           -            -           -
                                                                                           -----------  -----------  ----------
   Total investment income*...............................................................   4,788,682    1,159,493   4,481,942
                                                                                           -----------  -----------  ----------
EXPENSES:
Investment advisory and management fees...................................................   2,395,019       79,944     238,913
Administrative service fee................................................................     230,752            -      66,895
Shareholder services......................................................................     824,114            -     238,913
Transfer agent fees and expenses..........................................................       2,815        1,307         870
Custodian fees............................................................................     122,223       19,139       9,650
Reports to shareholders...................................................................     207,058       32,417      28,569
Audit and tax fees........................................................................      28,209       24,660      25,985
Legal fees................................................................................      25,494        6,696       6,513
Trustees' fees and expenses...............................................................     103,967       24,389      24,039
Interest expense..........................................................................         370            -           -
Dividends and interest expense on securities sold short...................................           -            -           -
Other expenses............................................................................      22,564        5,136       2,876
                                                                                           -----------  -----------  ----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly............................................................................   3,962,585      193,688     643,223
                                                                                           -----------  -----------  ----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (501,304)    (113,745)   (108,058)
   Fees paid indirectly (Note 7)..........................................................     (27,563)           -           -
                                                                                           -----------  -----------  ----------
   Net expenses...........................................................................   3,433,718       79,943     535,165
                                                                                           -----------  -----------  ----------
Net investment income (loss)..............................................................   1,354,964    1,079,550   3,946,777
                                                                                           -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................  37,437,202            -           -
  Net realized gain (loss) on investments (affiliated)....................................           -    6,408,382           -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................           -      775,931           -
  Net realized gain (loss) on securities sold short.......................................           -            -           -
  Net realized gain (loss) on futures contracts...........................................           -            -           -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............       9,298            -           -
  Net realized gain (loss) on disposal of investments, in violation of investments
   restrictions (Note 3)..................................................................           -            -           -
  Net increase from payments by affiliates (Note 3).......................................           -            -           -
                                                                                           -----------  -----------  ----------
  Net realized gain (loss) on investments and foreign currencies..........................  37,446,500    7,184,313           -
                                                                                           -----------  -----------  ----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  (6,047,323)           -           -
  Change in unrealized appreciation (depreciation) on investments (affiliated)............           -   (3,015,592)          -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................           -            -           -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......       1,764            -           -
  Change in unrealized appreciation (depreciation) on securities sold short...............           -            -           -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........           -            -           -
                                                                                           -----------  -----------  ----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (6,045,559)  (3,015,592)          -
                                                                                           -----------  -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  31,400,941    4,168,721           -
                                                                                           -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $32,755,905  $ 5,248,271  $3,946,777
                                                                                           ===========  ===========  ==========
*Net of foreign withholding taxes on interest and dividends of............................ $    39,577  $         -  $        -
                                                                                           -----------  -----------  ----------
**Net of foreign withholding taxes on capital gains of.................................... $         -  $         -  $        -
                                                                                           -----------  -----------  ----------

                                                                                            SMALL CAP                 SOCIALLY
                                                                                             GROWTH      SMALL CAP   RESPONSIBLE
                                                                                              FUND       VALUE FUND     FUND
----------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $   239,360  $ 1,526,481  $ 2,925,809
Dividends (affiliated)....................................................................           -            -          339
Interest (unaffiliated)...................................................................      56,827      147,403      701,213
Interest (affiliated).....................................................................           -            -            -
                                                                                           -----------  -----------  -----------
   Total investment income*...............................................................     296,187    1,673,884    3,627,361
                                                                                           -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees...................................................     416,105      691,949      436,547
Administrative service fee................................................................      34,267       69,133      122,233
Shareholder services......................................................................     122,384      246,903      436,547
Transfer agent fees and expenses..........................................................       2,615        2,178        1,270
Custodian fees............................................................................      32,432       59,577       53,753
Reports to shareholders...................................................................      19,450       42,289       81,743
Audit and tax fees........................................................................      28,183       28,148       28,191
Legal fees................................................................................       4,803        8,044       11,790
Trustees' fees and expenses...............................................................      15,302       32,608       58,556
Interest expense..........................................................................           -        1,396            -
Dividends and interest expense on securities sold short...................................           -            -            -
Other expenses............................................................................       8,337       11,865       10,764
                                                                                           -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly............................................................................     683,878    1,194,090    1,241,394
                                                                                           -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (116,018)    (255,857)    (263,530)
   Fees paid indirectly (Note 7)..........................................................           -            -            -
                                                                                           -----------  -----------  -----------
   Net expenses...........................................................................     567,860      938,233      977,864
                                                                                           -----------  -----------  -----------
Net investment income (loss)..............................................................    (271,673)     735,651    2,649,497
                                                                                           -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................   5,910,938   10,095,553    5,687,654
  Net realized gain (loss) on investments (affiliated)....................................           -            -       (1,926)
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................           -            -            -
  Net realized gain (loss) on securities sold short.......................................           -            -            -
  Net realized gain (loss) on futures contracts...........................................           -     (153,976)    (516,459)
  Net realized foreign exchange gain (loss) on other assets and liabilities...............           -           25            -
  Net realized gain (loss) on disposal of investments, in violation of investments
   restrictions (Note 3)..................................................................           -            -            -
  Net increase from payments by affiliates (Note 3).......................................           -            -            -
                                                                                           -----------  -----------  -----------
  Net realized gain (loss) on investments and foreign currencies..........................   5,910,938    9,941,602    5,169,269
                                                                                           -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  (4,270,831)  (1,936,940)   8,976,568
  Change in unrealized appreciation (depreciation) on investments (affiliated)............           -            -       11,455
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................           -       91,425      501,625
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......           -            -            -
  Change in unrealized appreciation (depreciation) on securities sold short...............           -            -            -
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........           -            -            -
                                                                                           -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (4,270,831)  (1,845,515)   9,489,648
                                                                                           -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   1,640,107    8,096,087   14,658,917
                                                                                           -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $ 1,368,434  $ 8,831,738  $17,308,414
                                                                                           ===========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of............................ $       345  $       478  $         -
                                                                                           -----------  -----------  -----------
**Net of foreign withholding taxes on capital gains of.................................... $         -  $         -  $         -
                                                                                           -----------  -----------  -----------

                                                                                            STRATEGIC
                                                                                              BOND
                                                                                              FUND
-------------------------------------------------------------------------------------------------------
INCOME:
Dividends (unaffiliated).................................................................. $    82,673
Dividends (affiliated)....................................................................           -
Interest (unaffiliated)...................................................................  10,053,075
Interest (affiliated).....................................................................           -
                                                                                           -----------
   Total investment income*...............................................................  10,135,748
                                                                                           -----------
EXPENSES:
Investment advisory and management fees...................................................     969,288
Administrative service fee................................................................     113,084
Shareholder services......................................................................     403,870
Transfer agent fees and expenses..........................................................       2,090
Custodian fees............................................................................     140,532
Reports to shareholders...................................................................      69,584
Audit and tax fees........................................................................      33,108
Legal fees................................................................................      11,990
Trustees' fees and expenses...............................................................      47,526
Interest expense..........................................................................           -
Dividends and interest expense on securities sold short...................................           -
Other expenses............................................................................      10,298
                                                                                           -----------
   Total expenses before fee waivers, expense reimbursements, and fees paid
    indirectly............................................................................   1,801,370
                                                                                           -----------
   Fees waived and expenses reimbursed by investment adviser (Note 3).....................    (363,592)
   Fees paid indirectly (Note 7)..........................................................           -
                                                                                           -----------
   Net expenses...........................................................................   1,437,778
                                                                                           -----------
Net investment income (loss)..............................................................   8,697,970
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**................................   2,079,073
  Net realized gain (loss) on investments (affiliated)....................................           -
  Net realized gain (loss) from capital gain distributions received from underlying funds
   (affiliated)...........................................................................           -
  Net realized gain (loss) on securities sold short.......................................           -
  Net realized gain (loss) on futures contracts...........................................           -
  Net realized foreign exchange gain (loss) on other assets and liabilities...............      58,281
  Net realized gain (loss) on disposal of investments, in violation of investments
   restrictions (Note 3)..................................................................           -
  Net increase from payments by affiliates (Note 3).......................................      20,238
                                                                                           -----------
  Net realized gain (loss) on investments and foreign currencies..........................   2,157,592
                                                                                           -----------
  Change in unrealized appreciation (depreciation) on investments (unaffiliated)..........  (1,099,825)
  Change in unrealized appreciation (depreciation) on investments (affiliated)............           -
  Change in unrealized appreciation (depreciation) on futures contracts and options
   contracts..............................................................................           -
  Change in unrealized foreign exchange gain (loss) on other assets and liabilities.......      39,481
  Change in unrealized appreciation (depreciation) on securities sold short...............      (4,697)
  Change in accrued capital gains tax on unrealized appreciation (depreciation)...........           -
                                                                                           -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (1,065,041)
                                                                                           -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   1,092,551
                                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $ 9,790,521
                                                                                           ===========
*Net of foreign withholding taxes on interest and dividends of............................ $    20,754
                                                                                           -----------
**Net of foreign withholding taxes on capital gains of.................................... $         -
                                                                                           -----------

See Notes To Financial Statements

72              STATEMENTS OF CHANGES IN NET ASSETS              August 31, 2006

                                                                        AGGRESSIVE GROWTH              CAPITAL
                                                                         LIFESTYLE FUND           APPRECIATION FUND
                                                                    ------------------------  ------------------------
                                                                      For the      For the      For the      For the
                                                                     Year Ended   Year Ended   Year Ended   Year Ended
                                                                     August 31,   August 31,   August 31,   August 31,
                                                                        2006         2005         2006         2005
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $   602,724  $   291,138  $   126,987  $   155,852
  Net realized gain (loss) on investments and foreign currencies...   6,060,208    3,870,260    2,786,200      335,714
  Net unrealized gain (loss) on investments and foreign currencies.  (2,333,278)   2,926,876   (3,740,363)   5,759,726
                                                                    -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations..   4,329,654    7,088,274     (827,176)   6,251,292
                                                                    -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................    (686,468)    (296,134)     (28,150)    (136,132)
  Net realized gain on securities..................................    (887,991)           -            -            -
                                                                    -----------  -----------  -----------  -----------
Total distributions to shareholders................................  (1,574,459)    (296,134)     (28,150)    (136,132)
                                                                    -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................  10,608,697      310,949   21,328,616      279,844
                                                                    -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................  13,363,892    7,103,089   20,473,290    6,395,004
NET ASSETS:
Beginning of period................................................  40,623,260   33,520,171   48,939,124   42,544,120
                                                                    -----------  -----------  -----------  -----------
End of period+..................................................... $53,987,152  $40,623,260  $69,412,414  $48,939,124
                                                                    ===========  ===========  ===========  ===========

+ Includesaccumulated undistributed
          net investment income (loss)............................. $   (48,608) $     5,975  $    85,229  $   (13,608)
                                                                    ===========  ===========  ===========  ===========

                                                                       CONSERVATIVE GROWTH
                                                                         LIFESTYLE FUND             CORE BOND FUND
                                                                    ------------------------  --------------------------
                                                                      For the      For the      For the       For the
                                                                     Year Ended   Year Ended   Year Ended    Year Ended
                                                                     August 31,   August 31,   August 31,    August 31,
                                                                        2006         2005         2006          2005
                                                                    -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $   473,590  $   745,101  $  4,349,639  $  3,463,366
  Net realized gain (loss) on investments and foreign currencies...   2,365,423    1,455,631    (1,731,587)      381,785
  Net unrealized gain (loss) on investments and foreign currencies.  (1,018,035)   1,672,231      (717,946)      251,924
                                                                    -----------  -----------  ------------  ------------
  Net increase (decrease) in net assets resulting from operations..   1,820,978    3,872,963     1,900,106     4,097,075
                                                                    -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................    (558,981)    (752,113)   (1,200,000)   (3,388,978)
  Net realized gain on securities..................................  (1,543,386)           -      (149,409)     (223,226)
                                                                    -----------  -----------  ------------  ------------
Total distributions to shareholders................................  (2,102,367)    (752,113)   (1,349,409)   (3,612,204)
                                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   3,121,786      698,678     7,157,586    29,404,646
                                                                    -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   2,840,397    3,819,528     7,708,283    29,889,517
NET ASSETS:
Beginning of period................................................  34,468,317   30,648,789   101,298,630    71,409,113
                                                                    -----------  -----------  ------------  ------------
End of period+..................................................... $37,308,714  $34,468,317  $109,006,913  $101,298,630
                                                                    ===========  ===========  ============  ============

+ Includesaccumulated undistributed
          net investment income (loss)............................. $   (48,995) $    20,251  $  3,506,980  $    277,668
                                                                    ===========  ===========  ============  ============

See Notes to Financial Statements

August 31, 2006       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        73

                                                                                               INTERNATIONAL
                                                                HIGH YIELD BOND FUND       SMALL CAP EQUITY FUND
                                                             -------------------------  --------------------------
                                                             For the Year    For the      For the       For the
                                                                Ended       Year Ended   Year Ended    Year Ended
                                                              August 31,    August 31,   August 31,    August 31,
                                                                 2006          2005         2006          2005
                                                             ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).............................. $  6,252,130  $ 5,090,425  $  2,023,036  $    616,204
  Net realized gain (loss) on investments and foreign
   currencies...............................................    2,285,228    1,181,494    22,716,578     7,574,496
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (1,395,749)   4,534,578    18,370,631     9,567,276
                                                             ------------  -----------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations...............................................    7,141,609   10,806,497    43,110,245    17,757,976
                                                             ------------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................   (1,500,000)  (5,041,023)     (439,407)     (152,146)
  Net realized gain on securities...........................     (844,831)  (1,345,599)   (2,878,425)     (277,505)
                                                             ------------  -----------  ------------  ------------
Total distributions to shareholders.........................   (2,344,831)  (6,386,622)   (3,317,832)     (429,651)
                                                             ------------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................   20,608,362   22,682,983   283,614,749    45,474,252
                                                             ------------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   25,405,140   27,102,858   323,407,162    62,802,577
NET ASSETS:
Beginning of period.........................................   80,664,869   53,562,011   104,029,948    41,227,371
                                                             ------------  -----------  ------------  ------------
End of period+.............................................. $106,070,009  $80,664,869  $427,437,110  $104,029,948
                                                             ============  ===========  ============  ============

+ Includesaccumulated undistributed net
          investment income (loss).......................... $  4,969,454  $   205,176  $    822,230  $    298,922
                                                             ============  ===========  ============  ============

                                                                LARGE CAP VALUE FUND       MID CAP GROWTH FUND
                                                             -------------------------  ------------------------
                                                               For the       For the      For the      For the
                                                              Year Ended    Year Ended   Year Ended   Year Ended
                                                              August 31,    August 31,   August 31,   August 31,
                                                                 2006          2005         2006         2005
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).............................. $  1,550,513  $ 1,135,912  $   (90,638) $   (88,566)
  Net realized gain (loss) on investments and foreign
   currencies...............................................   12,540,321    5,878,432    7,182,659    7,294,108
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................   (1,226,016)   6,654,302   (3,194,707)   4,554,134
                                                             ------------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from
   operations...............................................   12,864,818   13,668,646    3,897,314   11,759,676
                                                             ------------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (390,000)  (1,037,372)           -            -
  Net realized gain on securities...........................   (5,343,846)  (3,197,600)           -            -
                                                             ------------  -----------  -----------  -----------
Total distributions to shareholders.........................   (5,733,846)  (4,234,972)           -            -
                                                             ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6)................................   81,753,118    9,587,874    8,350,384   (3,870,260)
                                                             ------------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   88,884,090   19,021,548   12,247,698    7,889,416
NET ASSETS:
Beginning of period.........................................   88,852,905   69,831,357   52,335,377   44,445,961
                                                             ------------  -----------  -----------  -----------
End of period+.............................................. $177,736,995  $88,852,905  $64,583,075  $52,335,377
                                                             ============  ===========  ===========  ===========

+ Includesaccumulated undistributed net
          investment income (loss).......................... $  1,284,004  $   123,491  $   (60,655) $   (52,389)
                                                             ============  ===========  ===========  ===========

See Notes to Financial Statements

74        STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        August 31, 2006


                                                                                                     MODERATE GROWTH
                                                                        MID CAP VALUE FUND           LIFESTYLE FUND
                                                                    --------------------------  ------------------------
                                                                      For the       For the       For the      For the
                                                                     Year Ended    Year Ended    Year Ended   Year Ended
                                                                     August 31,    August 31,    August 31,   August 31,
                                                                        2006          2005          2006         2005
                                                                    ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $  1,354,964  $     73,728  $ 1,079,550  $ 1,034,861
  Net realized gain (loss) on investments and foreign currencies...   37,446,500    24,862,784    7,184,313    4,234,383
  Net unrealized gain (loss) on investments and foreign currencies.   (6,045,559)   24,972,352   (3,015,592)   4,728,655
                                                                    ------------  ------------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations..   32,755,905    49,908,864    5,248,271    9,997,899
                                                                    ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................     (127,930)     (153,060)    (340,001)  (1,022,983)
  Net realized gain on securities..................................  (23,322,429)  (20,020,807)  (2,483,137)           -
                                                                    ------------  ------------  -----------  -----------
Total distributions to shareholders................................  (23,450,359)  (20,173,867)  (2,823,138)  (1,022,983)
                                                                    ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   51,059,027    79,671,722   12,328,767    8,585,540
                                                                    ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   60,364,573   109,406,719   14,753,900   17,560,456
NET ASSETS:
Beginning of period................................................  302,013,969   192,607,250   73,804,433   56,243,977
                                                                    ------------  ------------  -----------  -----------
End of period+..................................................... $362,378,542  $302,013,969  $88,558,333  $73,804,433
                                                                    ============  ============  ===========  ===========

+ Includesaccumulated undistributed net
          investment income (loss)................................. $  1,165,627  $    (70,705) $   772,788  $    33,239
                                                                    ============  ============  ===========  ===========

                                                                       MONEY MARKET II FUND      SMALL CAP GROWTH FUND
                                                                    -------------------------  ------------------------
                                                                      For the       For the      For the      For the
                                                                     Year Ended    Year Ended   Year Ended   Year Ended
                                                                     August 31,    August 31,   August 31,   August 31,
                                                                        2006          2005         2006         2005
                                                                    ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $  3,946,777  $ 1,425,364  $  (271,673) $  (352,809)
  Net realized gain (loss) on investments and foreign currencies...            -            -    5,910,938    2,277,027
  Net unrealized gain (loss) on investments and foreign currencies.            -            -   (4,270,831)   5,634,685
                                                                    ------------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations..    3,946,777    1,425,364    1,368,434    7,558,903
                                                                    ------------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................   (3,946,777)  (1,425,364)           -            -
  Net realized gain on securities..................................            -            -            -            -
                                                                    ------------  -----------  -----------  -----------
Total distributions to shareholders................................   (3,946,777)  (1,425,364)           -            -
                                                                    ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   75,490,366    2,935,100    1,897,583     (226,076)
                                                                    ------------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   75,490,366    2,935,100    3,266,017    7,332,827
NET ASSETS:
Beginning of period................................................   75,835,893   72,900,793   46,087,846   38,755,019
                                                                    ------------  -----------  -----------  -----------
End of period+..................................................... $151,326,259  $75,835,893  $49,353,863  $46,087,846
                                                                    ============  ===========  ===========  ===========

+ Includesaccumulated undistributed net
          investment income (loss)................................. $      2,722  $     2,722  $   (58,079) $   (50,689)
                                                                    ============  ===========  ===========  ===========

See Notes to Financial Statements

August 31, 2006       STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED        75


                                                                       SMALL CAP VALUE FUND     SOCIALLY RESPONSIBLE FUND
                                                                    -------------------------  --------------------------
                                                                      For the       For the      For the       For the
                                                                     Year Ended    Year Ended   Year Ended    Year Ended
                                                                     August 31,    August 31,   August 31,    August 31,
                                                                        2006          2005         2006          2005
                                                                    ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $    735,651  $   749,840  $  2,649,497  $  1,537,668
  Net realized gain (loss) on investments and foreign currencies...    9,941,602   12,394,119     5,169,269     4,076,604
  Net unrealized gain (loss) on investments and foreign currencies.   (1,845,515)   3,377,380     9,489,648       921,621
                                                                    ------------  -----------  ------------  ------------
  Net Increase (decrease) in net assets resulting from operations..    8,831,738   16,521,339    17,308,414     6,535,893
                                                                    ------------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................     (120,001)    (791,963)     (600,000)   (1,419,049)
  Net realized gain on securities..................................  (11,678,539)  (4,525,473)   (3,035,140)            -
                                                                    ------------  -----------  ------------  ------------
Total distributions to shareholders................................  (11,798,540)  (5,317,436)   (3,635,140)   (1,419,049)
                                                                    ------------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   20,462,567   14,738,413    88,953,017   154,637,423
                                                                    ------------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   17,495,765   25,942,316   102,626,291   159,754,267
NET ASSETS:
Beginning of period................................................   97,313,718   71,371,402   192,604,389    32,850,122
                                                                    ------------  -----------  ------------  ------------
End of period+..................................................... $114,809,483  $97,313,718  $295,230,680  $192,604,389
                                                                    ============  ===========  ============  ============

+ Includesaccumulated undistributed
          net investment income (loss)............................. $    558,343  $   (57,332) $  2,196,991  $    147,494
                                                                    ============  ===========  ============  ============

                                                                        STRATEGIC BOND FUND
                                                                    --------------------------
                                                                      For the       For the
                                                                     Year Ended    Year Ended
                                                                     August 31,    August 31,
                                                                        2006          2005
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $  8,697,970  $  5,498,377
  Net realized gain (loss) on investments and foreign currencies...    2,157,592     3,097,001
  Net unrealized gain (loss) on investments and foreign currencies.   (1,065,041)    2,534,810
                                                                    ------------  ------------
  Net Increase (decrease) in net assets resulting from operations..    9,790,521    11,130,188
                                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................   (2,050,000)   (5,326,894)
  Net realized gain on securities..................................   (2,453,570)   (2,131,530)
                                                                    ------------  ------------
Total distributions to shareholders................................   (4,503,570)   (7,458,424)
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).......................................   53,831,570    52,830,246
                                                                    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................   59,118,521    56,502,010
NET ASSETS:
Beginning of period................................................  136,294,671    79,792,661
                                                                    ------------  ------------
End of period+..................................................... $195,413,192  $136,294,671
                                                                    ============  ============

+ Includesaccumulated undistributed
          net investment income (loss)............................. $  7,373,155  $    524,444
                                                                    ============  ============

See Notes to Financial Statements

       76                 NOTES TO FINANCIAL STATEMENTS


Note 1 -- Organization

 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC" or the "Adviser"). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). VC II is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. VC II consists of 15 separate mutual funds (the "Funds"), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*   Mid Cap Value Fund
Capital Appreciation Fund           Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund* Money Market II Fund
Core Bond Fund                      Small Cap Growth Fund
High Yield Bond Fund                Small Cap Value Fund
International Small Cap Equity Fund Socially Responsible Fund
Large Cap Value Fund                Strategic Bond Fund
Mid Cap Growth Fund
--------
*The Lifestyle Funds represent "Funds of Funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.

 Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

 For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           77


B. Options, Futures and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 At August 31, 2006, Money Market II Fund held 3.05% undivided interest, representing $6,100,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated August 31, 2006, bears interest at a rate of 5.21% per annum, has a principal amount of $200,000,000, a repurchase price of $200,028,944 and matures September 1, 2006. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
-------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds   2.00%  01/15/26 $ 50,000,000 $ 49,187,500
U.S. Treasury Inflation Index Bonds   3.38%  04/15/32  107,790,000  154,813,388

D. Mortgage-Backed Dollar Rolls

 During the period ended August 31, 2006, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

       78           NOTES TO FINANCIAL STATEMENTS - CONTINUED


E. Foreign Currency Translation

 The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in "naked" short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

G. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

 Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

 Effective February 24, 2006, except for the Money Market II Fund, dividends from net investment income, if any, are declared and paid annually. Prior to February 24, 2006, except for the Money Market II Fund, dividends from net investment income, if any, were declared and paid quarterly. For the Money Market II Fund, dividends from net investment income are declared and paid daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

H. New Accounting Pronouncements

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           79


Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

   Aggressive Growth Lifestyle Fund    0.10%
   -------------------------------------------------------------------------
   Capital Appreciation Fund           0.55%
   -------------------------------------------------------------------------
   Conservative Growth Lifestyle Fund  0.10%
   -------------------------------------------------------------------------
   Core Bond Fund                      0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
   -------------------------------------------------------------------------
   High Yield Bond Fund                0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
   -------------------------------------------------------------------------
   International Small Cap Equity Fund 0.90% on the first $100 million
                                       0.80% on assets over $100 million
   -------------------------------------------------------------------------
   Large Cap Value Fund                0.50%
   -------------------------------------------------------------------------
   Mid Cap Growth Fund                 0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
   -------------------------------------------------------------------------
   Mid Cap Value Fund                  0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
   -------------------------------------------------------------------------
   Moderate Growth Lifestyle Fund      0.10%
   -------------------------------------------------------------------------
   Money Market II Fund                0.25%
   -------------------------------------------------------------------------
   Small Cap Growth Fund               0.85%
   -------------------------------------------------------------------------
   Small Cap Value Fund                0.75% on the first $50 million
                                       0.65% on the assets over $50 million
   -------------------------------------------------------------------------
   Socially Responsible Fund           0.25%
   -------------------------------------------------------------------------
   Strategic Bond Fund                 0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million

 VALIC entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the International
        Small Cap Equity Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo")--subadviser for the
        Money Market II Fund.
     A I M Capital Management, Inc.--subadviser for the Mid Cap Growth Fund. Bridgeway Capital Management, Inc.--subadviser for the Capital
        Appreciation Fund.
     FAF Advisors, Inc.--subadviser for a portion of the Mid Cap Value Fund. Franklin Advisers, Inc.--subadviser for the Small Cap Growth Fund. JPMorgan Investment Advisors, Inc.--subadviser for Small Cap Value Fund. SSgA Funds Management, Inc.--subadviser for the Large Cap Value Fund. Wellington Management Co. LLP--subadviser for a portion of the Mid Cap
        Value Fund.

 Effective November 7, 2005, FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc.) became a subadviser to the Mid Cap Value Fund, managing a portion of the assets of the Fund. Wellington Management Co. LLP continues to manage a portion of the assets of the Mid Cap Value Fund.

 Effective August 28, 2006, Bridgeway Capital Management, Inc. replaced Credit Suisse Asset Management, LLC as subadviser for the Capital Appreciation Fund.

 The subadvisers are compensated for their services by VALIC.

       80           NOTES TO FINANCIAL STATEMENTS - CONTINUED


 VALIC has agreed to contractually waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through 12/31/06. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                   Maximum
                                                   Expense
                   Fund                           Limitation
                   -----------------------------------------
                   Aggressive Growth Lifestyle...    0.10%
                   Capital Appreciation..........    0.85%
                   Conservative Growth Lifestyle.    0.10%
                   Core Bond.....................    0.77%
                   High Yield Bond...............    0.99%
                   International Small Cap Equity    1.00%
                   Large Cap Value...............    0.81%
                   Mid Cap Growth................    0.85%
                   Mid Cap Value.................    1.05%
                   Moderate Growth Lifestyle.....    0.10%
                   Money Market II*..............    0.56%
                   Small Cap Growth..............    1.16%
                   Small Cap Value...............    0.95%
                   Socially Responsible..........    0.56%
                   Strategic Bond................    0.89%

--------
*Effective January 1, 2007, the expense limitation will be 0.55%.

 VC II, on behalf of each Fund, has entered into an Administrative Services Agreement with AIG SAAMCo. AIG SAAMCo receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, AIG SAAMCo will provide certain accounting and administrative services to VC II. During the period ended August 31, 2006, VC II accrued $1,111,637 for accounting and administrative services.

 VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended August 31, 2006, VC II accrued $30,129 in transfer agency and shareholder services fees.

 VC II, on behalf of each Fund, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended August 31, 2006, VC II accrued $3,970,136 in shareholder service expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. For the period ended August 31, 2006, VC II has deferred $22,962 of trustee compensation.

 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each trustee's years of service. The following amounts for the retirement plan liability are included in the payable for Trustees' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations:

                                                      Retirement Retirement
                                                         Plan       Plan
                                       Retirement      Expense    Payments
                                    Plan Liability as ---------- ----------
                                      of August 31,   For the period ended
     Fund                                 2006           August 31, 2006
     ------------------------------ ----------------- ---------------------
     Aggressive Growth Lifestyle...     $ 47,458       $ 5,381     $   --
     Capital Appreciation..........       47,141         6,685        215
     Conservative Growth Lifestyle.       47,968         4,638         --
     Core Bond.....................       97,224        12,251        345
     High Yield Bond...............       62,188        10,367        325
     International Small Cap Equity       62,941        10,940        863
     Large Cap Value...............       76,278        11,880        352
     Mid Cap Growth................       58,140         7,175        222
     Mid Cap Value.................      223,731        37,694      1,230
     Moderate Growth Lifestyle.....       86,677         9,662         --
     Money Market II...............      104,508        10,462        325
     Small Cap Growth..............       55,696         6,346        186
     Small Cap Value...............       87,790        13,222        373
     Socially Responsible..........       45,050        17,116        635
     Strategic Bond................       84,325        16,078        579

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           81


 At August 31, 2006, VALIC, through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

                     Fund                            VALIC
                     ------------------------------ ------
                     Aggressive Growth Lifestyle... 100.00%
                     Capital Appreciation.......... 100.00%
                     Conservative Growth Lifestyle. 100.00%
                     Core Bond..................... 100.00%
                     High Yield Bond...............  99.43%
                     International Small Cap Equity 100.00%
                     Large Cap Value............... 100.00%
                     Mid Cap Growth................ 100.00%
                     Mid Cap Value.................  99.09%
                     Moderate Growth Lifestyle..... 100.00%
                     Money Market II............... 100.00%
                     Small Cap Growth.............. 100.00%
                     Small Cap Value............... 100.00%
                     Socially Responsible.......... 100.00%
                     Strategic Bond................  99.26%

 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of August 31, 2006, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                            Capital Gain
                                                                            Distribution
Fund                                       Security                Income     Received
----------------------------- ---------------------------------- ---------- ------------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds*      $  648,643   $506,259
Conservative Growth Lifestyle Various VC I and VC II Funds*         507,683    259,003
Moderate Growth Lifestyle.... Various VC I and VC II Funds*       1,159,467    775,931
Socially Responsible......... American International Group, Inc.        339         --

                                                                                                                   Change in
                                                                                            Proceeds    Realized   Unrealized
                                                                 Market Value   Cost of       from       Gain/       Gain/
Fund                                       Security               at 8/31/05   Purchases     Sales       (Loss)      (Loss)
----------------------------- ---------------------------------- ------------ -----------  ----------- ----------  ----------
Aggressive Growth Lifestyle.. Various VC I and VC II Funds*      $40,685,042  $46,519,017+ $36,367,520 $5,553,949  (2,333,278)
Conservative Growth Lifestyle Various VC I and VC II Funds*       34,522,660   29,866,269+  28,094,458  2,106,420  (1,018,035)
Moderate Growth Lifestyle.... Various VC I and VC II Funds*       73,910,825   67,699,266+  56,331,550  6,408,382  (3,015,592)
Socially Responsible......... American International Group, Inc.      66,837           --       76,366     (1,926)     11,455


                              Market Value
Fund                           at 8/31/06
----------------------------- ------------
Aggressive Growth Lifestyle.. $54,057,210
Conservative Growth Lifestyle  37,382,856
Moderate Growth Lifestyle....  88,671,332
Socially Responsible.........          --

--------
*See Schedule of Investments for details.
+Includes reinvestment of distributions paid.

 On January 11, 2006, the International Small Cap Equity Fund sold incorrect share amounts of various Japanese equity securities in connection with the rebalancing of the Fund. The error was corrected on January 12, 2006, resulting in a loss of $27,313 to the Fund, which was reimbursed by AIGGIC, the subadviser to the Fund.

 On April 20, 2006, the Large Cap Value Fund purchased an additional 63,200 shares of Citigroup, Inc. common stock, resulting in the Fund's total position in the security to exceed 5% of net assets. The Fund has an investment restriction which prohibits the Fund from owning more than 5% of net assets of a single 12(d)(3) issuer. On April 25, 2006, the Fund sold 8,400 shares of Citigroup, Inc. common stock, reducing the Fund's position in the security to less than 5% of net assets. The sale resulted in a loss of $7,056 to the Fund, which was reimbursed by SSgA Funds Management Inc., the subadviser to the Fund.

 On April 28, 2006, the International Small Cap Equity Fund sold 98,000 shares of China State Construction International Holdings common stock that the Fund did not own. The Fund has an investment restriction that prohibits securities being sold short. The short position was closed on May 10, 2006, resulting in a loss of $1,561 to the Fund, which was reimbursed by AIGGIC, the subadviser to the Fund.

 During the year ended August 31, 2006, the High Yield Bond and Strategic Bond Funds received payments from AIGGIC, the subadviser for the Funds, of $34,151 and $20,238, respectively, with respect to bonds issued by Fibermark, Inc. (and an affiliate thereof) that were previously held by the Funds. These amounts represent the reimbursement of certain settlement costs of issues that arose in connection with the resolution of the bankruptcy of Fibermark, Inc. and the portion of fees paid to a bankruptcy court-appointed examiner in excess of what would have typically have been borne in bankruptcy proceedings.

       82           NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended August 31, 2006, were as follows:

                                   Purchases of            Sales of
                               Investment Securities Investment Securities
                                    (Excluding            (Excluding         Purchase of      Sales of
                                  U.S. Government       U.S. Government    U.S. Government U.S. Government
Fund                                Securities)           Securities)        Securities      Securities
------------------------------ --------------------- --------------------- --------------- ---------------
Aggressive Growth Lifestyle...     $ 45,364,116          $ 36,367,520        $        --     $        --
Capital Appreciation..........      121,235,868            96,562,044                 --              --
Conservative Growth Lifestyle.       29,099,583            28,094,457                 --              --
Core Bond.....................      101,605,201           104,035,069         86,709,369      67,602,664
High Yield Bond...............       65,343,669            42,422,555                 --              --
International Small Cap Equity      458,796,548           189,464,358                 --              --
Large Cap Value...............      182,277,808           105,080,948                 --              --
Mid Cap Growth................       88,784,673            81,843,424                 --              --
Mid Cap Value.................      276,487,558           247,410,869                 --              --
Moderate Growth Lifestyle.....       65,906,616            56,331,550                 --              --
Small Cap Growth..............       37,005,859            33,504,271                 --              --
Small Cap Value...............       68,226,105            56,513,183            221,906              --
Socially Responsible..........      335,663,740           279,131,019                 --              --
Strategic Bond................      180,132,544           137,380,147         44,916,895      18,172,183

Note 5 -- Federal Income Taxes

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2006.

 The information in the following table is presented on the basis of cost for federal income tax purposes at August 31, 2006:

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Aggressive Growth Lifestyle...  $ 51,976,327   $ 2,110,432  $    29,549   $ 2,080,883
Capital Appreciation..........    69,171,753     2,001,039      696,257     1,304,782
Conservative Growth Lifestyle.    36,907,764       858,344      383,252       475,092
Core Bond.....................   111,575,517     1,297,631    1,184,657       112,974
High Yield Bond...............   102,244,204     6,061,279    2,517,858     3,543,421
International Small Cap Equity   406,748,396    45,592,241   14,389,760    31,202,481
Large Cap Value...............   170,865,044    12,157,150    2,561,501     9,595,649
Mid Cap Growth................    61,344,435     5,816,268    2,159,649     3,656,619
Mid Cap Value.................   329,082,197    42,411,237   10,175,338    32,235,899
Moderate Growth Lifestyle.....    86,243,869     2,702,924      275,461     2,427,463
Money Market II...............   152,062,273            --           --            --
Small Cap Growth..............    46,196,282     6,788,817    3,363,429     3,425,388
Small Cap Value...............   104,584,001    13,858,565    3,847,612    10,010,953
Socially Responsible..........   285,714,785    13,224,476    5,923,413     7,301,063
Strategic Bond................   191,049,009     5,828,038    2,958,284     2,869,754

 The tax basis distributable earnings at August 31, 2006 and the tax character of distributions paid during the year ended August 31, 2006 were as follows:

                                         Distributable Earnings              Tax Distributions
                               ------------------------------------------- ----------------------
                                           Long-Term Gains/   Unrealized               Long-Term
                                Ordinary     Capital and     Appreciation   Ordinary    Capital
Fund                             Income      Other Losses   (Depreciation)   Income      Gains
------------------------------ ----------- ---------------- -------------- ---------- -----------
Aggressive Growth Lifestyle... $   757,435   $  4,377,711    $ 2,080,883   $  686,468 $   887,991
Capital Appreciation..........     134,676    (12,069,086)     1,304,782       28,150          --
Conservative Growth Lifestyle.     434,456      1,635,181        475,092      558,981   1,543,386
Core Bond.....................   3,641,316     (1,843,289)       102,133    1,349,409          --
High Yield Bond...............   5,583,928      2,271,343      3,543,068    1,742,080     602,751
International Small Cap Equity  14,316,655     10,473,042     31,179,415    3,317,832          --
Large Cap Value...............   4,298,804      9,655,500      9,595,649    2,960,923   2,772,923
Mid Cap Growth................          --      3,811,355      3,656,619           --          --
Mid Cap Value.................  15,018,210     24,040,708     32,238,107    6,761,108  16,689,251
Moderate Growth Lifestyle.....   2,255,241      5,806,383      2,427,463      340,001   2,483,137

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           83

                               Distributable Earnings             Tax Distributions
                     ------------------------------------------ ---------------------
                                Long-Term Gains/   Unrealized              Long-Term
                      Ordinary    Capital and     Appreciation   Ordinary   Capital
Fund                   Income     Other Losses   (Depreciation)   Income     Gains
-------------------- ---------- ---------------- -------------- ---------- ----------
Money Market II..... $  111,364   $        --     $        --   $3,946,777 $       --
Small Cap Growth....         --    (1,961,307)      3,425,388           --         --
Small Cap Value.....  2,641,351     8,107,241      10,010,953    1,825,160  9,973,380
Socially Responsible  8,500,868     1,279,671       7,301,063    2,832,068    803,072
Strategic Bond......  7,715,284     2,328,243       2,859,467    3,273,998  1,229,572

 The tax character of distributions paid during the year ended August 31, 2005 were as follows:

                                              Tax Distributions
                                           ------------------------
                                            Ordinary    Long-Term
            Fund                             Income   Capital Gains
            ------------------------------ ---------- -------------
            Aggressive Growth Lifestyle... $  296,134  $        --
            Capital Appreciation..........    136,132           --
            Conservative Growth Lifestyle.    752,113           --
            Core Bond.....................  3,602,735        9,469
            High Yield Bond...............  5,041,023    1,345,599
            International Small Cap Equity    186,149      243,502
            Large Cap Value...............  1,037,372    3,197,600
            Mid Cap Growth................         --           --
            Mid Cap Value.................  6,640,147   13,533,720
            Moderate Growth Lifestyle.....  1,022,983           --
            Money Market II...............  1,425,364           --
            Small Cap Growth..............         --           --
            Small Cap Value...............  1,095,362    4,222,074
            Socially Responsible..........  1,419,049           --
            Strategic Bond................  5,910,783    1,547,641

 As of August 31, 2006, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

                                           Capital Loss Carryforward
                                   -----------------------------------------
    Fund                              2010       2011       2012      2013
    ------------------------------ ---------- ---------- ---------- --------
    Aggressive Growth Lifestyle... $       -- $       -- $       -- $     --
    Capital Appreciation..........  3,277,344  6,282,529  2,100,734  408,479
    Conservative Growth Lifestyle.         --         --         --       --
    Core Bond.....................         --         --         --  348,311
    High Yield Bond...............         --         --         --       --
    International Small Cap Equity         --         --         --       --
    Large Cap Value...............         --         --         --       --
    Mid Cap Growth................         --         --         --       --
    Mid Cap Value.................         --         --         --       --
    Moderate Growth Lifestyle.....         --         --         --       --
    Money Market II...............         --         --         --       --
    Small Cap Growth..............         --  1,961,307         --       --
    Small Cap Value...............         --         --         --       --
    Socially Responsible..........         --         --         --       --
    Strategic Bond................         --         --         --       --

 The Funds' indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended August 31, 2006.

       Fund                           Capital Loss Carryforward Utilized
       ------------------------------ ----------------------------------
       Aggressive Growth Lifestyle...             $       --
       Capital Appreciation..........              2,687,035
       Conservative Growth Lifestyle.                     --
       Core Bond.....................                     --
       High Yield Bond...............                     --
       International Small Cap Equity                     --
       Large Cap Value...............                     --
       Mid Cap Growth................              3,530,070
       Mid Cap Value.................                     --
       Moderate Growth Lifestyle.....                     --

       84           NOTES TO FINANCIAL STATEMENTS - CONTINUED

            Fund                 Capital Loss Carryforward Utilized
            -------------------- ----------------------------------
            Money Market II.....             $       --
            Small Cap Growth....              5,736,116
            Small Cap Value.....                     --
            Socially Responsible                     --
            Strategic Bond......                     --

 Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2006, the Funds elected to defer capital losses as follows:

                                  Deferred Post-October Deferred Post-October
   Fund                               Capital Loss          Currency Loss
   ------------------------------ --------------------- ---------------------
   Aggressive Growth Lifestyle...       $       --            $       --
   Capital Appreciation..........               --                    --
   Conservative Growth Lifestyle.               --                    --
   Core Bond.....................        1,494,978                    --
   High Yield Bond...............          374,184                    --
   International Small Cap Equity               --             1,039,757
   Large Cap Value...............               --                    --
   Mid Cap Growth................               --                    --
   Mid Cap Value.................               --                    --
   Moderate Growth Lifestyle.....               --                    --
   Money Market II...............               --                    --
   Small Cap Growth..............               --                    --
   Small Cap Value...............               --                    --
   Socially Responsible..........               --                    --
   Strategic Bond................               --                    --

 For the period ended August 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, disposition of PFIC securities, principal paydown adjustments, treatment of foreign currency and disposition of defaulted bonds, to the components of net assets as follows:

                                  Accumulated       Accumulated
                               Undistributed Net Undistributed Net
                               Investment Income   Realized Gain
Fund                                (Loss)            (Loss)       Capital Paid-in
------------------------------ ----------------- ----------------- ---------------
Aggressive Growth Lifestyle...    $    29,161       $  (29,161)       $      --
Capital Appreciation..........             --               --               --
Conservative Growth Lifestyle.         16,145          (16,145)              --
Core Bond.....................         79,673          (79,673)              --
High Yield Bond...............         12,148          (12,148)              --
International Small Cap Equity     (1,060,321)       1,060,321               --
Large Cap Value...............             --               --               --
Mid Cap Growth................         82,372           (1,081)         (81,291)
Mid Cap Value.................          9,298           (9,298)              --
Moderate Growth Lifestyle.....             --               --               --
Money Market II...............             --               --               --
Small Cap Growth..............        264,283               --         (264,283)
Small Cap Value...............             25              (25)              --
Socially Responsible..........             --               --               --
Strategic Bond................        200,741         (200,741)              --

Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                    Aggressive Growth Lifestyle                            Capital Appreciation
                        --------------------------------------------------  --------------------------------------------------
                          For the period ended       For the year ended       For the period ended       For the year ended
                             August 31, 2006           August 31, 2005           August 31, 2006           August 31, 2005
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............  2,020,505  $ 23,207,686   1,154,937  $ 11,809,558   4,467,101  $ 40,890,979   2,011,313  $ 17,015,673
Reinvested dividends...    140,176     1,574,459      28,458       296,134       3,030        28,150      15,382       136,132
Shares redeemed........ (1,248,988)  (14,173,448) (1,166,011)  (11,794,743) (2,172,046)  (19,590,513) (1,990,333)  (16,871,961)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)    911,693  $ 10,608,697      17,384  $    310,949   2,298,085  $ 21,328,616      36,362  $    279,844
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           85

                                    Conservative Growth Lifestyle
                        ---------------------------------------------------------
                        For the period ended August 31,     For the year ended
                                   2006                      August 31, 2005
                        ------------------------------  -------------------------
                           Shares          Amount          Shares       Amount
                         -----------     ------------   -----------  ------------
Shares sold............   1,455,082     $ 15,428,176      1,163,750  $ 12,143,767
Reinvested dividends...     201,523        2,102,367         71,522       752,113
Shares redeemed........  (1,358,113)     (14,408,757)    (1,175,880)  (12,197,202)
                         -----------     ------------   -----------  ------------
Net increase (decrease)     298,492     $  3,121,786         59,392  $    698,678
                         ===========     ============   ===========  ============

                                           High Yield Bond
                        ---------------------------------------------------------
                        For the period ended August 31,     For the year ended
                                   2006                      August 31, 2005
                        ------------------------------  -------------------------
                           Shares          Amount          Shares       Amount
                         -----------     ------------   -----------  ------------
Shares sold............   5,240,567     $ 47,186,720      5,110,983  $ 44,212,347
Reinvested dividends...     270,853        2,344,831        738,269     6,386,622
Shares redeemed........  (3,224,553)     (28,923,189)    (3,228,903)  (27,915,986)
                         -----------     ------------   -----------  ------------
Net increase (decrease)   2,286,867     $ 20,608,362      2,620,349  $ 22,682,983
                         ===========     ============   ===========  ============

                                           Large Cap Value
                        ---------------------------------------------------------
                           For the period ended             For the year ended
                             August 31, 2006                 August 31, 2005
                        ------------------------------  -------------------------
                           Shares          Amount          Shares       Amount
                         -----------     ------------   -----------  ------------
Shares sold............   8,020,214     $113,685,333      2,645,083  $ 34,505,286
Reinvested dividends...     423,402        5,733,846        322,066     4,234,972
Shares redeemed........  (2,726,855)     (37,666,061)    (2,226,243)  (29,152,384)
                         -----------     ------------   -----------  ------------
Net increase (decrease)   5,716,761     $ 81,753,118        740,906  $  9,587,874
                         ===========     ============   ===========  ============

                                            Mid Cap Value
                        ---------------------------------------------------------
                           For the period ended             For the year ended
                             August 31, 2006                 August 31, 2005
                        ------------------------------  -------------------------
                           Shares          Amount          Shares       Amount
                         -----------     ------------   -----------  ------------
Shares sold............   5,320,454     $ 97,662,735      5,332,054  $ 92,143,978
Reinvested dividends...   1,340,021       23,450,359      1,180,449    20,173,867
Shares redeemed........  (3,858,333)     (70,054,067)    (1,886,258)  (32,646,123)
                         -----------     ------------   -----------  ------------
Net increase (decrease)   2,802,142     $ 51,059,027      4,626,245  $ 79,671,722
                         ===========     ============   ===========  ============

                                           Money Market II
                        ---------------------------------------------------------
                           For the period ended             For the year ended
                             August 31, 2006                 August 31, 2005
                        ------------------------------  -------------------------
                           Shares          Amount          Shares       Amount
                         -----------     ------------   -----------  ------------
Shares sold............ 157,487,749     $157,487,749     89,488,133  $ 89,488,133
Reinvested dividends...   3,946,777        3,946,777      1,425,364     1,425,364
Shares redeemed........ (85,944,160)     (85,944,160)   (87,978,397)  (87,978,397)
                         -----------     ------------   -----------  ------------
Net increase (decrease)  75,490,366     $ 75,490,366      2,935,100  $  2,935,100
                         ===========     ============   ===========  ============

                                           Small Cap Value
                        ---------------------------------------------------------
                           For the period ended             For the year ended
                             August 31, 2006                 August 31, 2005
                        ------------------------------  -------------------------
                           Shares          Amount          Shares       Amount
                         -----------     ------------   -----------  ------------
Shares sold............   3,226,235     $ 47,811,244      2,496,971  $ 36,647,207
Reinvested dividends...     843,018       11,798,540        358,281     5,317,436
Shares redeemed........  (2,682,922)     (39,147,217)    (1,837,149)  (27,226,230)
                         -----------     ------------   -----------  ------------
Net increase (decrease)   1,386,331     $ 20,462,567      1,018,103  $ 14,738,413
                         ===========     ============   ===========  ============

                                             Core Bond
                        ---------------------------------------------------
                           For the period ended       For the year ended
                             August 31, 2006            August 31, 2005
                        -------------------------  ------------------------
                          Shares        Amount       Shares       Amount
                        ----------  -------------  ----------  ------------
Shares sold............  7,150,257  $  70,689,516   5,272,809  $ 52,892,818
Reinvested dividends...    138,212      1,349,409     360,971     3,612,204
Shares redeemed........ (6,557,628)   (64,881,339) (2,699,948)  (27,100,376)
                        ----------  -------------  ----------  ------------
Net increase (decrease)    730,841  $   7,157,586   2,933,832  $ 29,404,646
                        ==========  =============  ==========  ============

                                   International Small Cap Equity
                        ---------------------------------------------------
                           For the period ended       For the year ended
                             August 31, 2006            August 31, 2005
                        -------------------------  ------------------------
                          Shares        Amount       Shares       Amount
                        ----------  -------------  ----------  ------------
Shares sold............ 24,383,197  $ 388,289,558   5,762,882  $ 74,556,978
Reinvested dividends...    217,301      3,317,832      35,924       429,651
Shares redeemed........ (6,561,047)  (107,992,641) (2,373,753)  (29,512,377)
                        ----------  -------------  ----------  ------------
Net increase (decrease) 18,039,451  $ 283,614,749   3,425,053  $ 45,474,252
                        ==========  =============  ==========  ============

                                           Mid Cap Growth
                        ---------------------------------------------------
                           For the period ended       For the year ended
                             August 31, 2006            August 31, 2005
                        -------------------------  ------------------------
                          Shares        Amount       Shares       Amount
                        ----------  -------------  ----------  ------------
Shares sold............  3,212,319  $  26,063,891   1,467,927  $ 10,047,954
Reinvested dividends...         --             --          --            --
Shares redeemed........ (2,203,843)   (17,713,507) (2,034,783)  (13,918,214)
                        ----------  -------------  ----------  ------------
Net increase (decrease)  1,008,476  $   8,350,384    (566,856) $ (3,870,260)
                        ==========  =============  ==========  ============

                                     Moderate Growth Lifestyle
                        ---------------------------------------------------
                           For the period ended       For the year ended
                             August 31, 2006            August 31, 2005
                        -------------------------  ------------------------
                          Shares        Amount       Shares       Amount
                        ----------  -------------  ----------  ------------
Shares sold............  3,024,569  $  37,158,514   1,958,656  $ 22,316,840
Reinvested dividends...    233,257      2,823,138      88,284     1,022,983
Shares redeemed........ (2,265,572)   (27,652,885) (1,296,969)  (14,754,283)
                        ----------  -------------  ----------  ------------
Net increase (decrease)    992,254  $  12,328,767     749,971  $  8,585,540
                        ==========  =============  ==========  ============

                                          Small Cap Growth
                        ---------------------------------------------------
                           For the period ended       For the year ended
                             August 31, 2006            August 31, 2005
                        -------------------------  ------------------------
                          Shares        Amount       Shares       Amount
                        ----------  -------------  ----------  ------------
Shares sold............  1,710,180  $  22,318,958   1,152,352  $ 13,217,917
Reinvested dividends...         --             --          --            --
Shares redeemed........ (1,597,679)   (20,421,375) (1,173,260)  (13,443,993)
                        ----------  -------------  ----------  ------------
Net increase (decrease)    112,501  $   1,897,583     (20,908) $   (226,076)
                        ==========  =============  ==========  ============

                                        Socially Responsible
                        ---------------------------------------------------
                           For the period ended       For the year ended
                             August 31, 2006            August 31, 2005
                        -------------------------  ------------------------
                          Shares        Amount       Shares       Amount
                        ----------  -------------  ----------  ------------
Shares sold............ 16,723,063  $ 195,591,227  14,695,378  $162,535,482
Reinvested dividends...    316,393      3,635,140     128,097     1,419,049
Shares redeemed........ (9,733,170)  (110,273,350)   (848,858)   (9,317,108)
                        ----------  -------------  ----------  ------------
Net increase (decrease)  7,306,286  $  88,953,017  13,974,617  $154,637,423
                        ==========  =============  ==========  ============

       86           NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                          Strategic Bond
                        --------------------------------------------------
                          For the period ended       For the year ended
                             August 31, 2006           August 31, 2005
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  7,282,768  $ 80,284,471   5,948,459  $ 65,240,483
Reinvested dividends...    416,023     4,503,570     681,787     7,458,424
Shares redeemed........ (2,805,272)  (30,956,471) (1,812,139)  (19,868,661)
                        ----------  ------------  ----------  ------------
Net increase (decrease)  4,893,519  $ 53,831,570   4,818,107  $ 52,830,246
                        ==========  ============  ==========  ============

Note 7 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of Mid Cap Value Fund's expenses have been reduced. For the period ended August 31, 2006, the Mid Cap Value Fund received expense reductions in the amount of $27,563 which were used to offset the Fund's non-affiliated expenses.

Note 8 -- Investment Concentration

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund, Money Market II Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of a Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 31.19%, 0.66% and 10.39%, respectively, of their total net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund and Strategic Bond Fund. At the end of the period, the International Small Cap Equity Fund had 32.07% of its net assets invested in equity securities domiciled in Japan. At the end of the period, Strategic Bond Fund had 35.89% of its net assets invested in securities issued by foreign government agencies.

Note 9 -- Lines of Credit

 Except for the VC II Large Cap Value Fund, VC I and VC II have established an $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's shortfall exceeds $100,000.

 For the period ended August 31, 2006, the following Fund had borrowings:

                                                            Average   Weighted
                                         Days     Interest    Debt    Average
  Fund                                Outstanding Charges   Utilized  Interest
  ----------------------------------- ----------- -------- ---------- --------
  Core Bond..........................      3       $  724  $1,945,190   4.50%
  International Small Cap Equity Fund      3        1,943   4,494,111   5.19%
  Mid Cap Value......................      3          370     924,217   4.83%
  Small Cap Value....................      3        1,396   3,465,608   4.83%

 As of August 31, 2006, none of the Funds had outstanding borrowings.

Note 10 -- Interfund Lending Agreement

 Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended August 31, 2006, none of the Funds participated in this program.

Note 11 -- Other Matters

 On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of The Variable Annuity Life Insurance Company ("Adviser"), AIG SunAmerica Asset Management Corp. ("SAAMCo"), AIG Global Investment Corp. ("AIGGIC") and American General Distributors, Inc. ("AGDI"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

                  NOTES TO FINANCIAL STATEMENTS - CONTINUED           87


 AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, subadviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

 Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

 As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

 Subject to receipt of permanent relief, the Adviser, AIG SAAMCo, AIGGIC and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

       88                     FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                          Aggressive Growth Lifestyle Fund
                                                                 -------------------------------------------------
                                                                                Year Ended August 31,
                                                                 -------------------------------------------------
                                                                      2006        2005     2004     2003     2002
                                                                 -------------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period..........................       $ 10.98  $  9.10  $  8.37  $  7.43  $  8.82
                                                                 -------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................          0.15     0.08     0.08     0.07     0.05
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................          1.00     1.88     0.73     0.94    (1.35)
   Net increase from payments by affiliates.....................             -        -        -        -        -
                                                                 -------------------------------------------------
   Total income (loss) from investment operations...............          1.15     1.96     0.81     1.01    (1.30)
                                                                 -------------------------------------------------
Distributions from:
   Net investment income........................................         (0.18)   (0.08)   (0.08)   (0.07)   (0.09)
   Net realized gain on securities..............................         (0.24)       -        -        -        -
                                                                 -------------------------------------------------
   Total distributions..........................................         (0.42)   (0.08)   (0.08)   (0.07)   (0.09)
                                                                 -------------------------------------------------
Net asset value at end of period................................       $ 11.71  $ 10.98  $  9.10  $  8.37  $  7.43
                                                                 -------------------------------------------------
TOTAL RETURN/(a)/...............................................         10.65%   21.62%    9.66%   13.66%  (14.90)%
                                                                 -------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................          0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/....................          0.29%    0.30%    0.34%    0.34%    0.10%
Ratio of expense reductions to average net assets...............             -        -        -        -        -
Ratio of net investment income (loss) to average net assets/(b)/          1.31%    0.80%    0.89%    0.92%    0.62%
Ratio of net investment income (loss) to average net assets/(c)/          1.12%    0.60%    0.65%    0.68%    0.62%
Portfolio turnover rate.........................................            79%      40%      71%      52%     180%
Number of shares outstanding at end of period (000's)...........         4,612    3,700    3,683    3,419    2,763
Net assets at the end of period (000's).........................       $53,987  $40,623  $33,520  $28,627  $20,522

                                                                                 Capital Appreciation Fund
                                                                 ---------------------------------------------------
                                                                                   Year Ended August 31,
                                                                 ---------------------------------------------------
                                                                      2006        2005     2004      2003         2002
                                                                 -------------  -------  -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period..........................       $  8.90  $  7.79  $  7.66   $  6.71   $  9.11
                                                                 ---------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................          0.02     0.03    (0.02)    (0.00)    (0.01)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................         (0.01)    1.11     0.15      0.95     (2.41)
   Net increase from payments by affiliates.....................             -        -        -         -      0.02
                                                                 ---------------------------------------------------
   Total income (loss) from investment operations...............          0.01     1.14     0.13      0.95     (2.40)
                                                                 ---------------------------------------------------
Distributions from:
   Net investment income........................................         (0.01)   (0.03)       -         -         -
   Net realized gain on securities..............................             -        -        -         -         -
                                                                 ---------------------------------------------------
   Total distributions..........................................         (0.01)   (0.03)       -         -         -
                                                                 ---------------------------------------------------
Net asset value at end of period................................       $  8.90  $  8.90  $  7.79   $  7.66   $  6.71
                                                                 ---------------------------------------------------
TOTAL RETURN/(a)/...............................................          0.06%   14.58%    1.70%    14.22%   (26.34)%/(d)/
                                                                 ---------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................          0.85%    0.85%    0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/....................          1.03%    1.13%    1.19%     1.29%     1.25%
Ratio of expense reductions to average net assets...............             -        -        -         -         -
Ratio of net investment income (loss) to average net assets/(b)/          0.21%    0.34%   (0.22)%   (0.03)%   (0.09)%
Ratio of net investment income (loss) to average net assets/(c)/          0.03%    0.06%   (0.56)%   (0.47)%   (0.49)%
Portfolio turnover rate.........................................           169%     105%     119%       87%      126%
Number of shares outstanding at end of period (000's)...........         7,797    5,499    5,462     4,588     4,082
Net assets at the end of period (000's).........................       $69,412  $48,939  $42,544   $35,152   $27,406

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The Fund's total return increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(e)/The per share amounts are calculated using the average share method.

                      FINANCIAL HIGHLIGHTS - CONTINUED                89

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                            Conservative Growth Lifestyle Fund
                                                                    ------------------------------------------------
                                                                                  Year Ended August 31,
                                                                    ------------------------------------------------
                                                                        2006        2005     2004     2003     2002
                                                                    ------------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period.............................      $ 10.81  $  9.79  $  9.37  $  8.73  $  9.47
                                                                    ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............................         0.15     0.24     0.30     0.21     0.26
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.............................................         0.42     1.03     0.41     0.64    (0.68)
   Net increase from payments by affiliates........................            -        -        -        -        -
                                                                    ------------------------------------------------
   Total income (loss) from investment operations..................         0.57     1.27     0.71     0.85    (0.42)
                                                                    ------------------------------------------------
Distributions from:
   Net investment income...........................................        (0.18)   (0.25)   (0.29)   (0.21)   (0.32)
   Net realized gain on securities.................................        (0.50)       -        -        -        -
                                                                    ------------------------------------------------
   Total distributions.............................................        (0.68)   (0.25)   (0.29)   (0.21)   (0.32)
                                                                    ------------------------------------------------
Net asset value at end of period...................................      $ 10.70  $ 10.81  $  9.79  $  9.37  $  8.73
                                                                    ------------------------------------------------
TOTAL RETURN/(a)/..................................................         5.50%   13.03%    7.60%    9.90%   (4.62)%
                                                                    ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......................         0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/.......................         0.33%    0.31%    0.36%    0.34%    0.10%
Ratio of expense reductions to average net assets..................            -        -        -        -        -
Ratio of net investment income (loss) to average net assets/(b)/...         1.38%    2.35%    3.01%    2.41%    2.92%
Ratio of net investment income (loss) to average net assets/(c)/...         1.15%    2.14%    2.75%    2.17%    2.92%
Portfolio turnover rate............................................           81%      46%      67%      65%     181%
Number of shares outstanding at end of period (000's)..............        3,488    3,190    3,130    2,952    2,386
Net assets at the end of period (000's)............................      $37,309  $34,468  $30,649  $27,652  $20,841

                                                                                           Core Bond Fund
                                                                    ------------------------------------------------------------
                                                                                        Year Ended August 31,
                                                                    ------------------------------------------------------------
                                                                      2006         2005          2004          2003        2002
                                                                    --------  --------       -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period............................. $  10.06  $  10.00       $ 10.02       $  9.95       $  9.91
                                                                    ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............................     0.49      0.42          0.34          0.31          0.48
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.............................................    (0.31)     0.08          0.22          0.09          0.09
   Net increase from payments by affiliates........................        -         -             -             -             -
                                                                    ------------------------------------------------------------
   Total income (loss) from investment operations..................     0.18      0.50          0.56          0.40          0.57
                                                                    ------------------------------------------------------------
Distributions from:
   Net investment income...........................................    (0.13)    (0.41)        (0.35)        (0.33)        (0.47)
   Net realized gain on securities.................................    (0.02)    (0.03)        (0.23)            -         (0.06)
                                                                    ------------------------------------------------------------
   Total distributions.............................................    (0.15)    (0.44)        (0.58)        (0.33)        (0.53)
                                                                    ------------------------------------------------------------
Net asset value at end of period................................... $  10.09  $  10.06       $ 10.00       $ 10.02       $  9.95
                                                                    ------------------------------------------------------------
TOTAL RETURN/(a)/..................................................     1.82%     5.05%         5.71%         4.08%         5.98%
                                                                    ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......................     0.77%     0.77%         0.77%         0.77%         0.77%
Ratio of expenses to average net assets/(c)/.......................     1.03%     1.00%         1.07%         1.12%         1.14%
Ratio of expense reductions to average net assets..................        -         -             -             -             -
Ratio of net investment income (loss) to average net assets/(b)/...     4.91%     4.23%         3.37%         3.13%         4.94%
Ratio of net investment income (loss) to average net assets/(c)/...     4.66%     3.99%         3.07%         2.77%         4.57%
Portfolio turnover rate............................................      202%      212%/(e)/     187%/(e)/     214%/(e)/     255%
Number of shares outstanding at end of period (000's)..............   10,802    10,072         7,138         6,336         4,280
Net assets at the end of period (000's)............................ $109,007  $101,299       $71,409       $63,519       $42,568

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                         Fund      2005 2004 2003 2002
                         --------- ---- ---- ---- ----
                         Core Bond 205% 179% 197% 248%

       90               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                             High Yield Bond Fund
                                                    -----------------------------------------------------------------
                                                                             Year Ended August 31,
                                                    -----------------------------------------------------------------
                                                         2006          2005           2004          2003          2002
                                                    --------       -------       --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period............. $   8.87       $  8.28        $  7.73       $  6.82       $  8.16
                                                    -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............     0.63          0.62           0.69          0.69          0.74
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............     0.07          0.78           0.54          0.90         (1.35)
   Net increase from payments by affiliates........     0.00             -              -             -             -
                                                    -----------------------------------------------------------------
   Total income (loss) from investment operations..     0.70          1.40           1.23          1.59         (0.61)
                                                    -----------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.16)        (0.63)         (0.68)        (0.68)        (0.73)
   Net realized gain on securities.................    (0.09)        (0.18)             -             -             -
                                                    -----------------------------------------------------------------
   Total distributions.............................    (0.25)        (0.81)         (0.68)        (0.68)        (0.73)
                                                    -----------------------------------------------------------------
Net asset value at end of period................... $   9.32       $  8.87        $  8.28       $  7.73       $  6.82
                                                    -----------------------------------------------------------------
TOTAL RETURN/(a)/..................................     8.16%/(g)/   17.45%         16.27%        24.25%        (7.96)%
                                                    -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.99%         0.99%          0.99%         0.99%         0.99%
Ratio of expenses to average net assets/(c)/.......     1.19%         1.27%         1.31%//        1.42%         1.51%
Ratio of expense reductions to average net assets..        -             -              -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     7.07%         7.30%          8.45%         9.69%         9.80%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     6.87%         7.01%          8.12%         9.26%         9.28%
Portfolio turnover rate............................       53%           58%/(f)/      110%/(f)/     124%/(f)/     118%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................   11,377         9,090          6,470         5,433         2,789
Net assets at the end of period (000's)............ $106,070       $80,665        $53,562       $41,986       $19,026

                                                               International Small Cap Equity Fund
                                                    -------------------------------------------------------
                                                                      Year Ended August 31,
                                                    -------------------------------------------------------
                                                         2006           2005        2004     2003     2002
                                                    --------       --------       -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period............. $  14.05       $  10.36       $  9.07  $  8.67  $  9.97
                                                    -------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............     0.11           0.12          0.11     0.11     0.07
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............     2.87           3.68          1.29     0.40    (1.36)
   Net increase from payments by affiliates........     0.00              -             -        -        -
                                                    -------------------------------------------------------
   Total income (loss) from investment operations..     2.98           3.80          1.40     0.51    (1.29)
                                                    -------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.03)         (0.04)        (0.11)   (0.11)   (0.01)
   Net realized gain on securities.................    (0.20)         (0.07)            -        -        -
                                                    -------------------------------------------------------
   Total distributions.............................    (0.23)         (0.11)        (0.11)   (0.11)   (0.01)
                                                    -------------------------------------------------------
Net asset value at end of period................... $  16.80       $  14.05       $ 10.36  $  9.07  $  8.67
                                                    -------------------------------------------------------
TOTAL RETURN/(a)/..................................    21.36%/(h)/    36.89%/(e)/   15.42%    5.94%  (12.91)%
                                                    -------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     1.00%          1.00%         1.00%    1.01%    1.01%
Ratio of expenses to average net assets/(c)/.......     1.37%          1.57%         1.62%    1.71%    1.88%
Ratio of expense reductions to average net assets..        -              -             -        -     0.02%
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     0.72%          0.99%         1.09%    1.34%    0.76%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     0.35%          0.42%         0.47%    0.65%   (0.11)%
Portfolio turnover rate............................       69%           143%           85%      70%     139%
Number of shares outstanding at end of period
 (000's)...........................................   25,445          7,405         3,980    4,654    3,474
Net assets at the end of period (000's)............ $427,437       $104,030       $41,227  $42,206  $30,114

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                      Fund            2005 2004 2003 2002
                      --------------- ---- ---- ---- ----
                      High Yield Bond  57% 110% 124% 118%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate. (See Note 3)
/(h)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions. (See Note 3)

                      FINANCIAL HIGHLIGHTS - CONTINUED                91

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                   Large Cap Value Fund
                                                                 ------------------------------------------------------
                                                                                  Year Ended August 31,
                                                                 ------------------------------------------------------
                                                                      2006        2005       2004        2003     2002
                                                                 --------       -------  -------       -------  -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  13.72       $ 12.18  $ 10.97       $ 10.22  $ 11.10
                                                                 ------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.21          0.18     0.15          0.13     0.10
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     1.50          2.05     1.21          0.74    (0.88)
   Net increase from payments by affiliates.....................     0.00             -        -             -        -
                                                                 ------------------------------------------------------
   Total income (loss) from investment operations...............     1.71          2.23     1.36          0.87    (0.78)
                                                                 ------------------------------------------------------
Distributions from:
   Net investment income........................................    (0.06)        (0.17)   (0.15)        (0.12)   (0.10)
   Net realized gain on securities..............................    (0.79)        (0.52)       -             -        -
                                                                 ------------------------------------------------------
   Total distributions..........................................    (0.85)        (0.69)   (0.15)        (0.12)   (0.10)
                                                                 ------------------------------------------------------
Net asset value at end of period................................ $  14.58       $ 13.72  $ 12.18       $ 10.97  $ 10.22
                                                                 ------------------------------------------------------
TOTAL RETURN/(a)/...............................................    12.98%/(f)/   18.62%   12.42%/(e)/    8.59%   (7.08)%
                                                                 ------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.81%         0.81%    0.81%         0.81%    0.81%
Ratio of expenses to average net assets/(c)/....................     0.97%         1.01%    1.08%         1.19%    1.29%
Ratio of expense reductions to average net assets...............        -             -        -             -        -
Ratio of net investment income (loss) to average net assets/(b)/     1.54%         1.41%    1.26%         1.28%    0.98%
Ratio of net investment income (loss) to average net assets/(c)/     1.38%         1.21%    0.99%         0.90%    0.50%
Portfolio turnover rate.........................................      103%           84%      97%           67%      85%
Number of shares outstanding at end of period (000's)...........   12,192         6,476    5,735         4,091    2,743
Net assets at the end of period (000's)......................... $177,737       $88,853  $69,831       $44,883  $28,030

                                                                                Mid Cap Growth Fund
                                                                 -----------------------------------------------
                                                                               Year Ended August 31,
                                                                 -----------------------------------------------
                                                                   2006      2005      2004      2003      2002
                                                                 -------   -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  7.56   $  5.94   $  5.70   $  4.44   $  6.20
                                                                 -----------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................   (0.01)    (0.01)    (0.03)    (0.02)    (0.03)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................    0.60      1.63      0.27      1.28     (1.73)
   Net increase from payments by affiliates.....................       -         -         -         -         -
                                                                 -----------------------------------------------
   Total income (loss) from investment operations...............    0.59      1.62      0.24      1.26     (1.76)
                                                                 -----------------------------------------------
Distributions from:
   Net investment income........................................       -         -         -         -         -
   Net realized gain on securities..............................       -         -         -         -         -
                                                                 -----------------------------------------------
   Total distributions..........................................       -         -         -         -         -
                                                                 -----------------------------------------------
Net asset value at end of period................................ $  8.15   $  7.56   $  5.94   $  5.70   $  4.44
                                                                 -----------------------------------------------
TOTAL RETURN/(a)/...............................................    7.80%    27.27%     4.21%    28.38%   (28.39)%
                                                                 -----------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................    0.85%     0.85%     0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/....................    1.34%     1.37%     1.40%     1.51%     1.59%
Ratio of expense reductions to average net assets...............       -         -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/   (0.15)%   (0.18)%   (0.41)%   (0.41)%   (0.45)%
Ratio of net investment income (loss) to average net assets/(c)/   (0.64)%   (0.70)%   (0.96)%   (1.07)%   (1.19)%
Portfolio turnover rate.........................................     142%      125%      123%       99%       69%
Number of shares outstanding at end of period (000's)...........   7,929     6,920     7,487     7,682     5,745
Net assets at the end of period (000's)......................... $64,583   $52,335   $44,446   $43,785   $25,527

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.09% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions. (See Note 3)

       92               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                     Mid Cap Value Fund
                                                                 --------------------------------------------------------
                                                                                   Year Ended August 31,
                                                                 --------------------------------------------------------
                                                                      2006          2005       2004       2003      2002
                                                                 --------------  --------   --------   --------   -------

PER SHARE DATA
Net asset value at beginning of period..........................       $  18.27  $  16.18   $  14.10   $  11.75   $ 13.54
                                                                 --------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................           0.08      0.01       0.02       0.02      0.04
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................           1.79      3.63       2.08       2.36     (1.36)
   Net increase from payments by affiliates.....................              -         -          -          -         -
                                                                 --------------------------------------------------------
   Total income (loss) from investment operations...............           1.87      3.64       2.10       2.38     (1.32)
                                                                 --------------------------------------------------------
Distributions from:
   Net investment income........................................          (0.01)    (0.01)     (0.02)     (0.03)    (0.04)
   Net realized gain on securities..............................          (1.38)    (1.54)         -          -     (0.43)
                                                                 --------------------------------------------------------
   Total distributions..........................................          (1.39)    (1.55)     (0.02)     (0.03)    (0.47)
                                                                 --------------------------------------------------------
Net asset value at end of period................................       $  18.75  $  18.27   $  16.18   $  14.10   $ 11.75
                                                                 --------------------------------------------------------
TOTAL RETURN/(a)/...............................................          10.74%    23.18%     14.86%     20.28%   (10.07)%
                                                                 --------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................           1.05%     1.05%      1.05%      1.05%     1.05%
Ratio of expenses to average net assets/(c)/....................           1.20%     1.18%      1.25%      1.32%     1.35%
Ratio of expense reductions to average net assets...............           0.01%     0.02%      0.03%      0.04%     0.07%
Ratio of net investment income (loss) to average net assets/(b)/           0.40%     0.01%      0.09%      0.11%     0.29%
Ratio of net investment income (loss) to average net assets/(c)/           0.25%    (0.11)%    (0.11)%    (0.16)%   (0.01)%
Portfolio turnover rate.........................................             76%       46%        57%        48%      156%
Number of shares outstanding at end of period (000's)...........         19,331    16,528     11,902      9,587     7,937
Net assets at the end of period (000's).........................       $362,379  $302,014   $192,607   $135,190   $93,245

                                                                           Moderate Growth Lifestyle Fund
                                                                 -------------------------------------------------
                                                                                Year Ended August 31,
                                                                 -------------------------------------------------
                                                                      2006        2005     2004     2003     2002
                                                                 -------------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period..........................       $ 12.04  $ 10.46  $  9.80  $  8.93  $ 10.02
                                                                 -------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................          0.16     0.18     0.22     0.17     0.19
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................          0.70     1.58     0.66     0.87    (1.04)
   Net increase from payments by affiliates.....................             -        -        -        -        -
                                                                 -------------------------------------------------
   Total income (loss) from investment operations...............          0.86     1.76     0.88     1.04    (0.85)
                                                                 -------------------------------------------------
Distributions from:
   Net investment income........................................         (0.06)   (0.18)   (0.22)   (0.17)   (0.24)
   Net realized gain on securities..............................         (0.40)       -        -        -        -
                                                                 -------------------------------------------------
   Total distributions..........................................         (0.46)   (0.18)   (0.22)   (0.17)   (0.24)
                                                                 -------------------------------------------------
Net asset value at end of period................................       $ 12.44  $ 12.04  $ 10.46  $  9.80  $  8.93
                                                                 -------------------------------------------------
TOTAL RETURN/(a)/...............................................          7.21%   16.88%    8.96%   11.84%   (8.62)%
                                                                 -------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................          0.10%    0.10%    0.10%    0.10%    0.10%
Ratio of expenses to average net assets/(c)/....................          0.24%    0.25%    0.32%    0.32%    0.10%
Ratio of expense reductions to average net assets...............             -        -        -        -        -
Ratio of net investment income (loss) to average net assets/(b)/          1.35%    1.58%    2.12%    1.94%    2.03%
Ratio of net investment income (loss) to average net assets/(c)/          1.21%    1.44%    1.89%    1.72%    2.03%
Portfolio turnover rate.........................................            70%      38%      76%      65%     184%
Number of shares outstanding at end of period (000's)...........         7,122    6,129    5,379    4,865    4,003
Net assets at the end of period (000's).........................       $88,558  $73,804  $56,244  $47,692  $35,747

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

                      FINANCIAL HIGHLIGHTS - CONTINUED                93

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                      Money Market II Fund
                                                                          --------------------------------------------
                                                                                      Year Ended August 31,
                                                                          --------------------------------------------
                                                                            2006      2005     2004     2003     2002
                                                                          --------  -------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period................................... $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                                          --------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.....................................     0.04     0.02     0.01     0.01     0.02
   Net realized and unrealized gain (loss) on investments and
    foreign currencies...................................................        -        -        -        -        -
   Net increase from payments by affiliates..............................        -        -        -        -        -
                                                                          --------------------------------------------
   Total income (loss) from investment operations........................     0.04     0.02     0.01     0.01     0.02
                                                                          --------------------------------------------
Distributions from:
   Net investment income.................................................    (0.04)   (0.02)   (0.01)   (0.01)   (0.02)
   Net realized gain on securities.......................................        -        -        -        -        -
                                                                          --------------------------------------------
   Total distributions...................................................    (0.04)   (0.02)   (0.01)   (0.01)   (0.02)
                                                                          --------------------------------------------
Net asset value at end of period......................................... $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                                          --------------------------------------------
TOTAL RETURN/(a)/........................................................     4.09%    1.99%    0.59%    0.83%    1.63%
                                                                          --------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.............................     0.56%    0.56%    0.55%    0.56%    0.56%
Ratio of expenses to average net assets/(c)/.............................     0.67%    0.75%    0.80%    0.85%    0.83%
Ratio of expense reduction to average net assets.........................        -        -        -        -        -
Ratio of net investment income (loss) to average net assets/(b)/.........     4.13%    1.98%    0.59%    0.82%    1.61%
Ratio of net investment income (loss) to average net assets/(c)/.........     4.02%    1.78%    0.34%    0.53%    1.34%
Portfolio turnover rate..................................................      N/A      N/A      N/A      N/A      N/A
Number of shares outstanding at end of period (000's)....................  151,326   75,836   72,901   79,798   70,870
Net assets at the end of period (000's).................................. $151,326  $75,836  $72,901  $79,798  $70,870

                                                                                        Small Cap Growth Fund
                                                                          -----------------------------------------------
                                                                                        Year Ended August 31,
                                                                          -----------------------------------------------
                                                                            2006      2005      2004      2003      2002
                                                                          -------   -------   -------   -------   -------

PER SHARE DATA
Net asset value at beginning of period................................... $ 12.19   $ 10.20   $  9.70   $  7.40   $ 10.69
                                                                          -----------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.....................................   (0.07)    (0.09)    (0.09)    (0.05)    (0.07)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies...................................................    0.56      2.08      0.59      2.35     (3.22)
   Net increase from payments by affiliates..............................       -         -         -         -         -
                                                                          -----------------------------------------------
   Total income (loss) from investment operations........................    0.49      1.99      0.50      2.30     (3.29)
                                                                          -----------------------------------------------
Distributions from:
   Net investment income.................................................       -         -         -         -         -
   Net realized gain on securities.......................................       -         -         -         -         -
                                                                          -----------------------------------------------
   Total distributions...................................................       -         -         -         -         -
                                                                          -----------------------------------------------
Net asset value at end of period......................................... $ 12.68   $ 12.19   $ 10.20   $  9.70   $  7.40
                                                                          -----------------------------------------------
TOTAL RETURN/(a)/........................................................    4.02%    19.51%     5.15%    31.08%   (30.78)%
                                                                          -----------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.............................    1.16%     1.16%     1.16%     1.16%     1.16%
Ratio of expenses to average net assets/(c)/.............................    1.40%     1.44%     1.46%     1.57%     1.58%
Ratio of expense reduction to average net assets.........................       -         -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/.........   (0.55)%   (0.81)%   (0.84)%   (0.66)%   (0.76)%
Ratio of net investment income (loss) to average net assets/(c)/.........   (0.79)%   (1.09)%   (1.14)%   (1.06)%   (1.18)%
Portfolio turnover rate..................................................      69%       46%       66%       37%      153%
Number of shares outstanding at end of period (000's)....................   3,892     3,779     3,800     4,565     3,389
Net assets at the end of period (000's).................................. $49,354   $46,088   $38,755   $44,290   $25,072

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

       94               FINANCIAL HIGHLIGHTS - CONTINUED

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                 Small Cap Value Fund
                                                                 ---------------------------------------------------
                                                                                 Year Ended August 31,
                                                                 ---------------------------------------------------
                                                                      2006         2005      2004     2003     2002
                                                                 --------------  --------  -------  -------  -------

PER SHARE DATA
Net asset value at beginning of period..........................       $  15.61   $ 13.68  $ 11.70  $ 10.04  $ 11.36
                                                                 ---------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................           0.11    0.12//     0.04     0.07     0.10
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................           1.25      2.68     1.99     1.84    (1.03)
   Net increase from payments by affiliates.....................              -         -        -        -        -
                                                                 ---------------------------------------------------
   Total income (loss) from investment operations...............           1.36      2.80     2.03     1.91    (0.93)
                                                                 ---------------------------------------------------
Distributions from:
   Net investment income........................................          (0.02)    (0.13)   (0.05)   (0.09)   (0.10)
   Net realized gain on securities..............................          (1.89)    (0.74)       -    (0.16)   (0.29)
                                                                 ---------------------------------------------------
   Total distributions..........................................          (1.91)    (0.87)   (0.05)   (0.25)   (0.39)
                                                                 ---------------------------------------------------
Net asset value at end of period................................       $  15.06   $ 15.61  $ 13.68  $ 11.70  $ 10.04
                                                                 ---------------------------------------------------
TOTAL RETURN/(a)/...............................................           9.69%    20.84%   17.37%   19.47%   (8.47)%
                                                                 ---------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................           0.95%     0.95%    0.95%    0.95%    0.95%
Ratio of expenses to average net assets/(c)/....................           1.21%     1.22%    1.28%    1.40%    1.53%
Ratio of expense reductions to average net assets...............              -         -        -        -     0.01%
Ratio of net investment income (loss) to average net assets/(b)/           0.74%     0.83%    0.34%    0.72%    0.91%
Ratio of net investment income (loss) to average net assets/(c)/           0.49%     0.56%    0.01%    0.26%    0.33%
Portfolio turnover rate.........................................             58%       85%      47%      42%     166%
Number of shares outstanding at end of period (000's)...........          7,622     6,235    5,217    5,035    4,496
Net assets at the end of period (000's).........................       $114,809   $97,314  $71,371  $58,923  $45,124

                                                                                    Socially Responsible Fund
                                                                 -------------------------------------------------------------
                                                                                      Year Ended August 31,
                                                                 -------------------------------------------------------------
                                                                   2006         2005           2004          2003        2002
                                                                 --------  ---------       -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period.......................... $  11.21   $  10.25       $  9.42       $  8.44       $ 10.46
                                                                 -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.17     0.15//          0.09          0.09          0.08
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     0.96       0.96          0.82          0.96         (2.02)
   Net increase from payments by affiliates.....................        -       0.00             -             -             -
                                                                 -------------------------------------------------------------
   Total income (loss) from investment operations...............     1.13       1.11          0.91          1.05         (1.94)
                                                                 -------------------------------------------------------------
Distributions from:
   Net investment income........................................    (0.05)     (0.15)        (0.08)        (0.07)        (0.08)
   Net realized gain on securities..............................    (0.23)         -             -             -             -
                                                                 -------------------------------------------------------------
   Total distributions..........................................    (0.28)     (0.15)        (0.08)        (0.07)        (0.08)
                                                                 -------------------------------------------------------------
Net asset value at end of period................................ $  12.06   $  11.21       $ 10.25       $  9.42       $  8.44
                                                                 -------------------------------------------------------------
TOTAL RETURN/(a)/...............................................    10.16%     10.85%/(e)/    9.70%/(e)/   12.58%/(e)/  (18.65)%
                                                                 -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.56%      0.56%         0.56%         0.56%         0.56%
Ratio of expenses to average net assets/(c)/....................     0.71%      0.71%         0.96%         1.30%         1.19%
Ratio of expense reductions to average net assets...............        -          -             -             -             -
Ratio of net investment income (loss) to average net assets/(b)/     1.52%      1.47%         0.91%         1.11%         0.82%
Ratio of net investment income (loss) to average net assets/(c)/     1.37%      1.32%         0.51%         0.37%         0.19%
Portfolio turnover rate.........................................      172%        74%          117%           96%           25%
Number of shares outstanding at end of period (000's)...........   24,486     17,180         3,205         1,314         1,186
Net assets at the end of period (000's)......................... $295,231   $192,604       $32,850       $12,380       $10,008

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

                      FINANCIAL HIGHLIGHTS - CONTINUED                95

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                              Strategic Bond Fund
                                                    -----------------------------------------------------------------
                                                                             Year Ended August 31,
                                                    -----------------------------------------------------------------
                                                         2006           2005          2004          2003          2002
                                                    --------       --------       -------       -------       -------

PER SHARE DATA
Net asset value at beginning of period............. $  11.08       $  10.66       $ 10.28       $  9.31       $  9.60
                                                    -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............     0.58           0.56          0.57          0.66          0.62
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.............     0.04           0.65          0.46          0.95         (0.32)
   Net increase from payments by affiliates........     0.00              -             -             -             -
                                                    -----------------------------------------------------------------
   Total income (loss) from investment operations..     0.62           1.21          1.03          1.61          0.30
                                                    -----------------------------------------------------------------
Distributions from:
   Net investment income...........................    (0.16)         (0.54)        (0.56)        (0.64)        (0.59)
   Net realized gain on securities.................    (0.18)         (0.25)        (0.09)            -             -
                                                    -----------------------------------------------------------------
   Total distributions.............................    (0.34)         (0.79)        (0.65)        (0.64)        (0.59)
                                                    -----------------------------------------------------------------
Net asset value at end of period................... $  11.36       $  11.08       $ 10.66       $ 10.28       $  9.31
                                                    -----------------------------------------------------------------
TOTAL RETURN/(a)/..................................     5.75%/(g)/    11.66%/(e)/   10.30%        17.73%         3.13%
                                                    -----------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......     0.89%          0.89%         0.88%         0.89%         0.89%
Ratio of expenses to average net assets/(c)/.......     1.12%          1.09%         1.22%         1.52%         1.58%
Ratio of expense reductions to average net assets..        -              -             -             -             -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................     5.38%          5.21%         5.54%         6.79%         6.64%
Ratio of net investment income (loss) to average
 net assets/(c)/...................................     5.16%          5.01%         5.20%         6.17%         5.95%
Portfolio turnover rate............................      104%           155%/(f)/     128%/(f)/      76%/(f)/     112%/(f)/
Number of shares outstanding at end of period
 (000's)...........................................   17,195         12,302         7,484         4,431         2,810
Net assets at the end of period (000's)............ $195,413       $136,295       $79,793       $45,565       $26,167

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes expense reimbursements, but excludes expense reductions. /(c)/Excludes expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure increased by 0.10% from a gain realized on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                       Fund           2005 2004 2003 2002
                       -------------- ---- ---- ---- ----
                       Strategic Bond 153% 127%  63% 109%

/(g)/The Fund's performance figure was increased by less than 0.01% from a reimbursement by an affiliate. (See Note 3)

       96    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of and Board of Trustees of VALIC Company II:

 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company II's Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Small Cap Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Money Market II Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, and Strategic Bond Fund as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company II's Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Small Cap Equity Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Money Market II Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, and Strategic Bond Fund as of August 31, 2006, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ ERNST & YOUNG LLP

Houston, Texas
October 19, 2006

August 31, 2006         APPROVAL OF ADVISORY AGREEMENTS (Unaudited)          97


 At a meeting held on July 17-18, 2006, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Fund the Investment Advisory Agreement between the Variable Annuity Life Insurance Company ("VALIC") and VC II (the "Advisory Agreement") and the investment sub-advisory agreements between VALIC and each of the following subadvisers of VC II (collectively, the "Subadvisory Agreements): AIG Global Investment Corp. ("AIGGIC"), AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), A I M Capital Management, Inc. ("AIM"), Credit Suisse Asset Management, LLC ("Credit Suisse"), Franklin Advisers, Inc. ("Franklin"), JPMorgan Investment Advisors, Inc. ("JP Morgan"), SSgA Funds Management, Inc. ("State Street"), and Wellington Management Company, LLP ("Wellington"), (collectively referred to as the "Subadvisers"). In addition, the Board, including the Independent Trustees, approved a new investment sub-advisory agreement between VALIC and Bridgeway Capital Management, Inc. ("Bridgeway").

 The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the "Advisory Contracts."

 The Board was advised that each SubAdviser completed detailed questionnaires and their responses were reviewed by management and counsel to the Independent Trustees. The Board was advised of the various factors that the Board should consider in its review of the Advisory Contracts.

 In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided by (as the case may be) by VALIC and the Subadvisers; (2) the advisory fee and subadvisory fees charged in connection with VALIC's and the Subadvisers' management of the Funds, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "SubAdvisor Expense Group/Universe"), as selected by Lipper, Inc.; (3) the investment performance of the Funds, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against each Fund's benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Subadvisers; (5) the terms of the Advisory Contracts;
(6) whether the Funds will benefit from possible economies of scale; (7) the profitability of VALIC and the Subadvisers; and (8) information regarding VALIC and each of the Subadvisers' compliance and regulatory history.

 The Board also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Subadvisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC's management through Board meetings, discussions and reports during the preceding year. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisers, and is also responsible for monitoring and reviewing the activities of the Subadvisers and other third-party service providers and in recommending to the Board changes/replacements when deemed appropriate. The Board also noted that VALIC's and the Subadvisers' management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds' prospectus and statement of additional information.

 The Board also noted that VALIC personnel meet on a periodic basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-a-vis competitors. In addition, it was considered that VALIC works to develop marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC's financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund.

 With respect to the services provided by the Subadvisers, the Board considered information provided to them regarding the services provided by each Subadviser, including information presented throughout the previous year. The Board noted that each Subadviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed the qualifications, background and responsibilities of each Subadviser's investment and compliance personnel who are or would be responsible for providing investment management services to the Funds. The Board also took into account the financial condition of each Subadviser. The Board also noted each Subadviser's brokerage practices.

 The Board considered VALIC's and each Subadviser's history and investment experience. With respect to Bridgeway and in addition to the considerations described above, the Board noted that Bridgeway would be responsible for providing investment management services to the Capital Appreciation Fund.

 It was also noted that VC II pays VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, and that VALIC is paid approximately $132,000 for providing transfer agency and related services to the Funds. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that VALIC pays AIG SAAMCo, an affiliate, an annual fee of approximately 0.07% based on each Fund's average daily net assets, for the provision of certain accounting and administrative services to those Funds.

 Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund's total expenses, advisory and subdvisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that subadvisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. It was noted that expense ratio data included in the Lipper reports was based on the most recently available VC II annual report from August 31, 2005.

98    APPROVAL OF ADVISORY AGREEMENTS (Unaudited) - CONTINUED    August 31, 2006


 The Board received and reviewed information prepared by management and by Lipper regarding the Funds' investment performance compared against their benchmarks and other funds in their respective Performance Groups and Performance Universes. It was noted that Performance information provided by Lipper was for the period ended April 30, 2006 and the benchmark information presented by management was through the period June 30, 2006.

   . Aggressive Growth, Conservative Growth and Moderate Growth Lifestyle Funds
     (each subadvised by AIGGIC). The Board considered that each Fund's total expenses and actual advisory fees were at or below the medians of their respective Expense Groups/Universes. In addition, the Board noted that each Fund's subadvisory fees were below the median of its respective Subadvisor Expense Group.

     Aggressive Growth Lifestyle Fund. The Board considered that the Fund's performance slightly trailed the median of its Performance Universe and the Lipper Global Core Index for the one- and three-year periods. It also noted the for the five-year period, the Fund outperformed the index and slightly trailed the median of its Performance Universe. The Board also noted that the Fund outperformed its blended benchmark for the one- and three-year period and slightly trailed the benchmark for the five-year period. The Fund's blended benchmark consists of the Wilshire 5000 Index ("Wilshire 5000") (65%), Lehman Brothers U.S. Aggregate Index (10%) and the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") (25%). The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

     Conservative Growth Lifestyle. The Board considered that the Fund's performance exceeded the median of its Performance Universe for the one-, three- and five-year periods and that it trailed the S&P 500 Daily Review Index for the one-, three- and five-year periods. In addition, the Board noted that the Fund equaled or outperformed its blended benchmark for the one-, three- and five-year periods. The Fund's blended benchmark consists of the Wilshire 5000 (42%), Lehman Brothers U.S. Aggregate Index (50%) and the MSCI EAFE Index (8%). The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

     Moderate Growth Lifestyle. The Board considered that the Fund's performance exceeded the S&P 500 Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund slightly outperformed its blended benchmark for the one-, three- and five-year periods. The Fund's blended benchmark consists of the Wilshire 5000 (55%), Lehman Brothers U.S. Aggregate Index (30%) and the MSCI EAFE Index (15%). The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Capital Appreciation Fund (subadvised by Credit Suisse through August 28,
     2006; subadvised by Bridgeway beginning August 28, 2006). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were below the median of its Subadvisor Expense Group.

     The Board considered that the Fund equaled or trailed the Lipper Large Cap Growth Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund trailed its benchmark, the Russell 1000 Growth Index, for the one-, three- and five-year periods. In addition, in connection with the Board's approval of a Subadvisory Agreement with Bridgeway, the Board considered the performance results of the Bridgeway Large Cap Growth Fund which Bridgeway manages with a similar investment objective and investment strategy as the Fund. It was reported that the Bridgeway Large Cap Growth Fund had outperformed its benchmark, the Russell 1000 Growth Index, for calendar years 2004, 2005 and the year-to-date through March 31, 2006, and was in the 24% and 47% in the Morningstar Large Cap Growth Category for 2005 and 2004, respectively. The Trustees took into account management's plans for the Fund, noting that Credit Suisse would be serving as subadviser for a temporary period until Bridgeway was able to assume sub-advisory duties. The Board concluded that appropriate actions have been taken to address performance.

   . Core Bond Fund (subadvised by AIGGIC). The Board considered that the
     Fund's total expenses were below the median of its Expense Group and above the median of its Expense Universe and that the Fund's actual advisory fees were at or above the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were above the median of its Subadvisor Expense Group.

     The Board considered that the Fund's performance exceeded the Lipper A-Rated Bond Fund Index for the one-year period but trailed for the, three- and five-year periods. The Board noted that the Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, the Lehman Brothers U.S. Aggregate Index, for the one- and three-year periods and trailed the benchmark for the five-year period. The Trustees took into account management's discussion of the Fund's performance. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . High Yield Bond Fund (subadvised by AIGGIC). The Board considered that the
     Fund's total expenses were below the median of its Expense Group and above the median of its Expense Universe and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board also considered that the Fund's sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the Lipper High Yield Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, the Citigroup High Yield Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . International Small Cap Equity Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses were below the medians of its Expense Group/Universe and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund outperformed the Lipper International Core Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, the MSCI EAFE Small Cap Index, for the one-year period but trailed the benchmark for the three- and five-year periods. It was noted that AIGGIC assumed subadvisory duties of the Fund in October 2004. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

August 31, 2006   APPROVAL OF ADVISORY AGREEMENTS (Unaudited) - CONTINUED    99


   . Large Cap Value Fund (subadvised by SSgA FM). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance exceeded the Lipper Mid-Cap Value Index and the medians of its Performance Group/Universe for the one- and five-year periods but trailed such index and medians for the three-year period. The Board also noted that the Fund outperformed its benchmark, the Russell 1000 Value Index, for the one- and five-year periods but trailed the benchmark for the three-year period. The Trustees took into account the Fund's improving performance. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Mid Cap Growth Fund (subadvised by AIM). The Board considered that the
     Fund's total expenses were below the medians of its Expense Group/Universe and that the Fund's actual advisory fees were above the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board also considered that the Fund's performance exceeded the Lipper Mid-Cap Growth Index and the median of its Performance Universe for the one- and three-year periods and trailed the index and median for the five-year period. The Board also noted that the Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed its benchmark, the Russell Midcap Growth Index, for the one-year period but trailed the benchmark for the three- and five-year periods. It was noted that AIM began subadvising the Fund in October 2004 and that the Fund's performance has improved since such time. The Board concluded that action has been taken to address performance.

   . Mid Cap Value Fund (subadvised by Wellington and FAF). The Board considered that the Fund's total expenses were below the median of its Expense Group and above the median of its Expense Universe and that the Fund's actual advisory fees were slightly below the medians of its Expense Group/Universe. The Board also noted that the Fund's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund outperformed the Lipper MidCap Value Index and the median of its Performance Universe for the one-, three- and five-year periods. It also considered that the Fund's performance exceeded the median of its Performance Group for the one- and the three-year periods but trailed the median for the five-year period. The Board noted that the Fund outperformed its benchmark, the Russell 2500 Value Index, for the one-year period but trailed the benchmark for the three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Money Market II Fund (subadvised by AIG SAAMCo). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund slightly underperformed the Lipper Money Market Fund Index for the one-, three- and five- year periods. The Board also considered that the Fund's performance exceeded the medians of its Performance Group for the one-, three- and five-year periods. Finally, the Board noted that the Fund underperformed its benchmark, the New York City 30 Day Certificate of Deposit Primary Offering Rate for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Small Cap Growth Fund (subadvised by Franklin Advisers). The Board considered that the Fund's total expenses were below the median of its Expense Group and above the median of its Expense Universe and that the Fund's actual advisory fees were at or slightly above the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were above the median of its Subadvisor Expense Group.

     The Board considered that the Fund's performance trailed the Lipper Small Cap Growth Index for the one-, three- and five-year periods. The Board also noted that the Fund's performance was at or trailed the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund trailed its benchmark, the Russell 2000 Growth Index, for the one-, three- and five-year periods. The Trustees took into account management's discussion of its plans to address the Fund's performance. The Board concluded that appropriate action is being taken to address the Fund's performance.

   . Small Cap Value Fund (subadvised by JP Morgan). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were slightly below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund's performance equaled or trailed the Lipper Small Cap Value Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund underperformed its benchmark, the Russell 2000 Value Index, for the same periods. Management also noted the change of portfolio managers in January 2005. The Board concluded that appropriate actions are being taken to monitor the Fund's performance.

   . Socially Responsible Fund (subadvised by AIGGIC). The Board considered that the Fund's total expenses and actual advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Fund's sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund underperformed the Lipper Large Cap Core Index for the one- and three-year periods but slightly outperformed the index for the five-year period. The Board also considered that the Fund's performance equaled or trailed the medians of its Performance Group/Universe for the one- and three-year periods but exceeded such median for the five-year period. In addition, the Board noted that the Fund slightly outperformed its benchmark, the S&P 500 Index, for the one-year period but slightly trailed the benchmark for the three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory in light of all factors considered.

   . Strategic Bond Fund (subadvised by AIGGIC). The Board considered that the
     Fund's total expenses were below the median of its Expense Group and slightly above the median of its Expense Universe. The Board also noted that the Fund's actual advisory fees were slightly above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board considered that the Fund's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

     The Board considered that the Fund outperformed the Lipper General Bond Fund Index and the medians of its Performance Group/ Universe for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed its benchmark, the Lehman Brothers U.S. Aggregate Index, for the one-, three- and five-year periods. The Board concluded that the Fund's performance has been satisfactory.

100   APPROVAL OF ADVISORY AGREEMENTS (Unaudited) - CONTINUED    August 31, 2006


 The Board concluded that the advisory fee and subadvisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

 Cost of Services & Benefits Derived. The Board was provided information related to the cost of services and benefits derived in connection with the Advisory Contracts. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory fees and that any collateral benefits derived as a result of providing advisory services to the Funds are de minimis.

 Profitability and Economies of Scale. The Board requested and received information related to VALIC's profitability with respect to the services VALIC provides to the Funds. It was noted that the sub-advisory fees paid pursuant to the Subadvisory Agreements are paid by VALIC out of the advisory fees that VALIC receives from the Funds under the Advisory Agreements. The Trustees also relied on the ability of VALIC to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with the Subadvisers' relationship with the Funds is therefore not a material factor in their consideration of the Subadvisory Agreements. For similar reasons, the potential for the Funds to experience economies of scale from the Subadvisers' management of the Funds was not considered a material factor in the Board' approval of the Sub-advisory Agreements, although the Board noted that many of the Funds' subadvisory fees include breakpoints that reduce the fee rate on assets above specified levels.

 With respect to VALIC, the Board reviewed profitability of other investment advisers and determined that VALIC's profitability was reasonable. Furthermore, the Board noted that VALIC serves as a transfer agent to the Funds and AIG SAAMCo serves as the administrator to the Funds and that the fees for such services are paid for by the Funds.

 The Board noted that certain of the Funds currently have breakpoints in their advisory fees. The Board also noted that VALIC is currently waiving advisory fees or reimbursing expenses for certain of the Funds and that VALIC pays the sub-advisory fees out of the advisory fees that it receives under the Advisory Agreements. In response to the Board' inquiries, management noted that it believes that each Fund's existing fee schedule reflects the economics of scale inherent in providing investment advice to a Fund in its particular asset category and asset size. The Board concluded that no additional changes to each Fund's advisory fee structure, other than those proposed at the meeting, were currently necessary.

 Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by VALIC. The Board also reviewed the terms of payment for services rendered by VALIC and the Subadvisers and noted that VALIC compensates the Subadvisers out of the fees it received from the Funds. The Board noted that the Subadvisory Agreements provide that each Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining staff and personnel as necessary for it to perform its obligations. The Board considered the termination and liability provisions of the Advisory Contracts as well as other provisions contained therein. The Board concluded that the terms of the Advisory Contracts were fair and reasonable.

 Compliance. The Board reviewed the administrator's and VALIC's compliance program and personnel and, VALIC's and each Subadviser's regulatory history, including information whether it was currently involved in any regulatory actions or investigations as well as material litigation. The Board concluded that there was no information provided to the Board that have a material adverse effect on VALIC's or the Subadvisers' ability to provide services to the Funds.

August 31, 2006        TRUSTEES AND OFFICERS INFORMATION (Unaudited)         101

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
Name, Birth Date                 Held With   and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee       November 2005- Formerly, Chief Operating Officer and             47
  DOB: December 24, 1944                            Present Chief Financial Officer, American General
                                                            Asset Management, (2000-2002).
----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Trustee                1998- Retired Administrator.                            90
  DOB: October 6, 1945                              Present









----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman of       July 2005- Retired.                                          90
  DOB: December 30, 1938       the Board(5)         Present

----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Trustee                1998- Professor and Head, Department of                 47
  DOB: July 15, 1949                                Present Neuroscience, and Visscher Chair of
                                                            Physiology, University of Minnesota
                                                            (1999-Present). Formerly, Director,
                                                            Graduate Program in Neuroscience,
                                                            University of Minnesota (1995-1999);
                                                            Professor of Neurosurgery, University of
                                                            Minnesota (1980-1999).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee                1998- Retired.                                          47
  DOB: July 27, 1940                                Present
----------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Trustee                1998- President Emeritus, Rice University,              47
  DOB: March 2, 1912                                Present Houston, Texas (1985-Present).

----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee                1998- Pastor Emeritus and Director of Planned           47
  DOB: December 15, 1923                            Present Giving, First Presbyterian Church
                                                            (1997-Present).
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee                2001- Vice President, Massachusetts Capital             47
  DOB: December 30, 1949                            Present Resources Co. (1982-Present).

----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee                1998- Retired.                                          47
  DOB: September 26, 1930                           Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee                1998- President, Morehouse School of Medicine,          47
  DOB: October 28, 1946                             Present Atlanta, Georgia (2006-Present). Formerly,
                                                            President, Meharry Medical College,
                                                            Nashville, Tennessee (1994-2006).
----------------------------------------------------------------------------------------------------------------------
Interested Trustees
Peter A. Harbeck(1)            Trustee                2001- President, CEO and Director, SAAMCo.              99
  DOB: January 23, 1954                             Present (August 1995-Present); Director, AIG
                                                            SunAmerica Capital Services, Inc.
                                                            ("SACS") (August 1993 to Present)
                                                            President and CEO, AIG Advisor Group,
                                                            Inc. (June 2004 to Present).
----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                    Other Directorships
and Address*                        Held by Trustee(3)
-------------------------------------------------------------
Independent Trustees
Thomas J. Brown                Trustee, Merrimac Funds, a
  DOB: December 24, 1944       mutual fund company (2004-
                               Present).
-------------------------------------------------------------
Dr. Judith L. Craven           Director, A.G. Belo
  DOB: October 6, 1945         Corp., a media company
                               (1992-Present); Director
                               SYSCO Corp., a food
                               marketing and distribution
                               company (1996-Present);
                               Director, Luby's, Inc., a
                               restaurant chain (1998-
                               Present); Director, University
                               of Texas Board of Regents
                               (2001-Present).
-------------------------------------------------------------
William F. Devin               Board of Governors, Boston
  DOB: December 30, 1938       Stock Exchange (1985-
                               Present).
-------------------------------------------------------------
Dr. Timothy J. Ebner           None.
  DOB: July 15, 1949






-------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
  DOB: July 27, 1940
-------------------------------------------------------------
Dr. Norman Hackerman           Chairman--Scientific Advisory
  DOB: March 2, 1912           Board for The Robert A. Welch
                               Foundation (1983-Present).
-------------------------------------------------------------
Dr. John Wm. Lancaster         None.
  DOB: December 15, 1923

-------------------------------------------------------------
Kenneth J. Lavery              Director, Board of Overseers,
  DOB: December 30, 1949       Newton Wellesley Hospital
                               (1996-Present).
-------------------------------------------------------------
Ben H. Love                    None.
  DOB: September 26, 1930
-------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, Monarch Dental
  DOB: October 28, 1946        Corp. (1997-Present);
                               Director, Pinnacle Financial
                               Partners, Inc. (2000-Present).
-------------------------------------------------------------
Interested Trustees
Peter A. Harbeck(1)            None.
  DOB: January 23, 1954




-------------------------------------------------------------

102  TRUSTEES AND OFFICERS INFORMATION (Unaudited) - CONTINUED   August 31, 2006

                                                                                                   Number of
                                                                                                    Funds in
                          Position    Term of Office                                              Fund Complex
Name, Birth Date          Held With   and Length of                                               Overseen by
and Address*            VALIC Complex Time Served(4) Principal Occupations During Past Five Years  Trustee(2)
---------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran        President          2002-     Senior Vice President, VALIC (2001-              N/A
  DOB: June 4, 1965                      Present     Present); Formerly, Vice President, VC I
                                                     and VC II (2001-2002); Formerly, Vice
                                                     President, American General Fund Group
                                                     (1999-2001); Senior Attorney, American
                                                     General Corp. (1997-1999).
---------------------------------------------------------------------------------------------------------------
Gregory R. Kingston     Treasurer          2000-     Assistant Treasurer (1999-2000); Vice            N/A
  DOB: January 18, 1966                  Present     President, SAAMCo (2001-Present);
                                                     Formerly, Vice President, American
                                                     General Investment Management, L.P.
                                                     (1999-2001); Assistant Treasurer, First
                                                     Investors Management Co. (1994-1999).
---------------------------------------------------------------------------------------------------------------
Nori L. Gabert          Secretary          2000-     Vice President and Deputy General                N/A
  DOB: August 15, 1953                   Present     Counsel, SAAMCo (2001-Present);
                                                     Formerly, Associate General Counsel,
                                                     American General Corp. (1997-2001).
---------------------------------------------------------------------------------------------------------------



Name, Birth Date        Other Directorships
and Address*            Held by Trustee(3)
-------------------------------------------
Officers
Evelyn M. Curran        N/A
  DOB: June 4, 1965




-------------------------------------------
Gregory R. Kingston     N/A
  DOB: January 18, 1966




-------------------------------------------
Nori L. Gabert          N/A
  DOB: August 15, 1953


-------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with AIG SAAMCo, a company affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), AIG Series Trust (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large Cap Fund (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (36 portfolios), VALIC Company I (32 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Trustees serve until their successors are duly elected and qualified.
(5)Mr. Devin became Chairman of the Board effective July 27, 2005 and has been a Trustee since 2001.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

August 31, 2006 VALIC COMPANY II - SHAREHOLDER TAX INFORMATION (Unaudited)   103

 Certain tax information regarding VALIC Company II is required to be provided to the shareholders based upon each Fund's income and capital gain distributions for the year ended August 31, 2006.

 During the year ended August 31, 2006, the Funds paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                              Net          Net                                Qualifying % for the
                                  Total     Ordinary    Long-term     Foreign      Foreign       70% Dividends
Fund                            Dividends    Income   Capital Gains Tax Credit* Source Income  Received Deduction
------------------------------ ----------- ---------- ------------- ----------- ------------- --------------------
Aggressive Growth Lifestyle... $ 1,574,459 $  686,468  $   887,991   $     --    $       --           17.22%
Capital Appreciation..........      28,150     28,150           --         --            --          100.00
Conservative Growth Lifestyle.   2,102,367    558,981    1,543,386         --            --            2.06
Core Bond.....................   1,349,409  1,349,409           --         --            --            0.56
High Yield Bond...............   2,344,831  1,742,080      602,751         --            --            1.26
International Small Cap Equity   3,317,832  3,317,832           --    491,031     4,237,672            1.91
Large Cap Value...............   5,733,846  2,960,923    2,772,923         --            --           48.99
Mid Cap Growth................          --         --           --         --            --              --
Mid Cap Value.................  23,450,359  6,761,108   16,689,251         --            --           24.31
Moderate Growth Lifestyle.....   2,823,138    340,001    2,483,137         --            --           14.28
Money Market II...............   3,946,777  3,946,777           --         --            --              --
Small Cap Growth..............          --         --           --         --            --              --
Small Cap Value...............  11,798,540  1,825,160    9,973,380         --            --           53.34
Socially Responsible..........   3,635,140  2,832,068      803,072         --            --           46.04
Strategic Bond................   4,503,570  5,910,783    1,229,572         --            --            0.62

 The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006, which will be made available after the end of the calendar year.

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

104      VALIC COMPANY II - COMPARISONS: FUNDS VS. INDEXES       August 31, 2006
                            (Unaudited)

In the following pages, we have included graphs that compare the Fund's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below in the individual graphs. It is important to note that the VCII Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the insurance company expenses associated with the variable annuity contract. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

           AGGRESSIVE GROWTH LIFESTYLE FUND - COMPARISON: FUND VS.    105
                                    INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The equity and fixed income markets were positive in the year ending August 31, 2006, with the Dow Jones Wilshire 5000 Total Market, Morgan Stanley Capital International Europe, Australasia, Far East, and Lehman Brothers U.S. Aggregate Indices returning 8.76%, 24.28%, and 1.71% respectively. For the period, the Aggressive Growth Lifestyle Fund returned 10.65% versus a return of 8.88% for the S&P 500(R) Index, the Fund's benchmark, and 11.79% for the Blended Index.

The domestic equity sub-funds had mixed results with the small, medium, and large cap value funds outperforming while their growth counterparts underperformed. The VC II International Small Cap Equities Fund started the fiscal year as the Fund's third largest holding and returned 19.06% thru the end of July when it was removed from the Fund. The VC I International Equities Fund, added at the beginning of 2006, is now the second largest holding in the Fund and has returned 11.74% since being added. The VC II Capital Appreciation Fund, the Fund's largest holding, was the worst performer for the year, returning 0.06%, nearly nine percent behind the Dow Jones Wilshire 5000 Total Market Index.
                          Growth of $10,000 Investment

                               [CHART]

           Aggressive                        Dow Jones
             Growth     S & P             Wilshire 5000    MSCI      Lehman Brothers
           Lifestyle    500/R/  Blended    Total Market    EAFE      U.S. Aggregate
             Fund       Index*  Index**      Index***    Index****     Index*****
           ----------  -------  --------  -------------  ---------   ---------------
9/21/1998   $10,000    $10,000  $10,000     $10,000      $10,000         $10,000
8/31/1999    12,638     13,057   12,778      12,986       13,213           9,958
8/31/2000    16,418     15,188   14,850      15,583       14,475          10,709
8/31/2001    12,300     11,484   11,600      11,601       10,950          12,003
8/31/2002    10,453      9,417   10,009       9,680        9,313          13,009
8/31/2003    11,897     10,553   11,265      11,118       10,161          13,576
8/31/2004    13,046     11,762   12,810      12,396       12,462          14,408
8/31/2005    15,868     13,238   14,938      14,365       15,400          15,006
8/31/2006    17,557     14,413   16,699      15,624       19,138          15,262



For the year ended August 31, 2006, the Aggressive Growth Lifestyle Fund returned 10.65% compared to 8.88% for the S&P 500(R) Index and 11.79% for the Blended Index.

* The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The blended index of the Fund consists of a combination of Dow Jones Wilshire 5000 Total Market Index ("Wilshire") (65%), Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index (25%), and Lehman Brothers U.S. Aggregate Index (10%).

*** Wilshire measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

****The Morgan Stanley Capital International, Europe, Australasia, and the Far
    East Index (MSCI EAFE Index) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

*****The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
10.65%  7.38%       7.34%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       106   CAPITAL APPRECIATION FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with Credit Suisse Asset Management, LLC

The Capital Appreciation Fund posted a return of 0.06% for the twelve-month period ending August 31, 2006, compared to a return of 3.68% for the Russell 1000(R) Growth Index.

Through stock selection the Fund ended the period with underweight allocations in the Transportation and Consumer Discretionary (mostly retail) sectors and an overweight position in Financials. The impact on performance of these positions together was positive. Detracting from performance was an overweight position in Healthcare, which underperformed for the period.

By far the largest detractor from performance was stock selection in the Healthcare area. While achieving some success with Medco and Pfizer, performance was negatively impacted by St. Jude (which had performed well last year), Forest Labs and Barr Pharmaceutical. In addition, Genentech detracted from performance.

On the positive side, Starbucks, Proctor and Gamble, Monsanto, Precision Castparts , American Tower, United Technologies and Salesforce.com all helped performance.

Effective August 28, 2006, Bridgeway Capital Management, Inc. replaced Credit Suisse Asset Management, LLC as investment subadviser for the Fund.
                          Growth of $10,000 Investment

                                 [CHART]

                      Capital          Russell 1000/R/
                  Appreciation Fund     Growth Index*
                  -----------------     --------------
    9/21/1998          $10,000             $10,000
    8/31/1999           13,811              13,726
    8/31/2000           18,048              18,318
    8/31/2001            9,843              10,016
    8/31/2002            7,239               7,795
    8/31/2003            8,281               8,893
    8/31/2004            8,422               9,369
    8/31/2005            9,649              10,506
    8/31/2006            9,655              10,892


For the year ended August 31, 2006, the Capital Appreciation Fund returned 0.06% compared to 3.68% for the Russell 1000(R) Growth Index.

*The Russell 1000 Growth(R) Index measures the performance of those Russell
 1000 companies with higher price-to-book ratios and higher forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
0.06%  -0.39%       -0.44%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

          CONSERVATIVE GROWTH LIFESTYLE FUND - COMPARISON: FUND VS.   107
                                    INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The equity and fixed income markets were positive in the year ending August 31, 2006, with the Dow Jones Wilshire 5000 Total Market, Morgan Stanley Capital International Europe, Australasia, Far East, and Lehman Brothers U.S. Aggregate Indices returning 8.76%, 24.28%, and 1.71% respectively. For the period, the Conservative Growth Lifestyle Fund returned 5.50% versus a return of 8.88% for the S&P 500(R) Index, the Fund's benchmark, and 6.41% for the Blended Index.

The domestic equity sub-funds had mixed results with the small, medium, and large cap value funds outperforming while their growth counterparts underperformed. The VC II International Small Cap Equities Fund started the year as the Fund's fourth largest holding and returned 19.06% thru the end of July when it was removed from the Fund. The VC I International Equities Fund, added at the beginning of 2006, is now the fourth largest holding in the Fund and has returned 11.74% since being added. The VC II Capital Appreciation Fund, the Fund's second largest holding, was the worst performer for the year, returning 0.06%, nearly nine percent behind the Wilshire index. The VC II Core Bond Fund, the Fund's largest holding, outperformed the Lehman Brothers U.S. Aggregate Index by 11 basis points, returning 1.82%.
                          Growth of $10,000 Investment

                                      [CHART]

           Conservative                      Dow Jones
              Growth       S & P            Wilshire 5000    MSCI     Lehman Brothers
            Lifestyle     500/R/   Blended  Total Market     EAFE      U.S. Aggregate
               Fund       Index*   Index**     Index***    Index****     Index*****
           ------------  -------   -------  -------------  ---------  ----------------
9/21/1998    $10,000     $10,000   $10,000     $10,000     $10,000        $10,000
8/31/1999     11,599      13,057    11,423      12,986      13,213          9,958
8/31/2000     13,841      15,188    12,922      15,583      14,475         10,709
8/31/2001     12,906      11,484    11,906      11,601      10,950         12,033
8/31/2002     12,309       9,417    11,391       9,680       9,313         13,009
8/31/2003     13,528      10,553    12,487      11,118      10,161         13,576
8/31/2004     14,557      11,762    13,708      12,396      12,462         14,408
8/31/2005     16,454      13,238    15,160      14,365      15,400         15,006
8/31/2006     17,359      14,413    16,131      15,624      19,138         15,262



For the year ended August 31, 2006, the Conservative Growth Lifestyle Fund returned 5.50% compared to 8.88% for the S&P 500(R) Index and 6.41% for the Blended Index.

* The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The blended index of the Fund consists of a combination of the Dow Jones Wilshire 5000 Total Market Index ("Wilshire") (42%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") Index (8%), and Lehman Brothers U.S. Aggregate Index (50%).

*** Wilshire measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

****The Morgan Stanley Capital International, Europe, Australasia, and the Far
    East Index (MSCI EAFE Index) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

*****The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
5.50%   6.11%       7.19%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       108         CORE BOND FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Core Bond Fund posted a return of 1.82% for the twelve-month period ending August 31, 2006, compared to a return of 1.71% for the Lehman Brothers U.S. Aggregate Index.

Market conditions continued to play a role in the performance of the Fund versus its benchmark. The Fund's exposure to lower credit rated bonds provided a solid boost to performance. In addition, a strong market environment enabled the Fund to seek higher yielding bonds in all asset classes, an excellent driver of returns for the year.

Sector selection played an important role in returns. Broadly speaking, Emerging Market Debt performed strongly. U.S. High Yield Bonds were also a strong contributor as conditions in that asset class remained favorable. Within Investment Grade Credit, investments in the Financial sector provided the largest boost, while Federal Home Loan Mortgage Corporation Mortgage Backed Securities investments were a drag on performance.

Specific security selection proved once again to be a primary driver of returns in the Fund. Each asset class is managed from a "bottom up" perspective which places a high degree of weight on the manager's ability to select the best performing securities available. Top performing securities for the year included Calpine secured debt, Republic of Venezuela, Republic of Turkey, and Atlas Air secured notes. Poor performers included Calpine unsecured notes, Verizon New York and American Store issues.
                          Growth of $10,000 Investment

                                   [CHART]

                      Core                  Lehman Brothers U.S.
                    Bond Fund                Aggregate Index*
                    ---------            -------------------------
 9/21/1998           $10,000                      $10,000
 8/31/1999             9,983                        9,958
 8/31/2000            10,513                       10,709
 8/31/2001            11,649                       12,033
 8/31/2002            12,334                       13,009
 8/31/2003            12,836                       13,576
 8/31/2004            13,569                       14,408
 8/31/2005            14,254                       15,006
 8/31/2006            14,513                       15,262





For the year ended August 31, 2006, the Core Bond Fund returned 1.82% compared to 1.71% for the Lehman Brothers U.S. Aggregate Index.

*The Lehman Brothers Aggregate Bond Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
1.82%   4.49%       4.80%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

              HIGH YIELD BOND FUND - COMPARISON: FUND VS. INDEX       109

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The High Yield Bond Fund posted a return of 8.16% for the twelve-month period ending August 31, 2006, compared to a return of 5.06% for the Citigroup High Yield Market Index.

For the fiscal year, security selection was by far the largest contributor to excess performance versus the benchmark. Notable positive contributors were Utilities, Wireless, Energy-Other, and to a lesser extent Broadcast-Outdoor, and Automotive. In the Utilities sector, performance was driven by two debt instruments, Southern Energy and Calpine, and a bond position in NRG Energy Inc. For the Wireless and Energy-Other sectors, the largest contributors were equity positions in IPCS Inc. and Trico Marine, respectively. The notable contributor in Broadcast-Outdoor was a preferred stock position in Paxson (now ION Media Networks). Finally, in the Automotive sector, excess performance was due to holdings in General Motors/GMAC and to a lesser extent in Ford/Ford Motor Credit.

With regard to sector selection, the most notable sectors were Airlines and Automotive. A large overweight allocation to the Airline sector was significantly positive for the Fund as this sector had one of the highest returns in the index for the period. A large underweight allocation in Automotive, which was an outperforming sector, hurt performance.
                          Growth of $10,000 Investment

                                 [CHART]

                    High Yield          Citigroup High Yield
                     Bond Fund             Market Index*
                    ----------          --------------------
   9/21/1998          $10,000                  $10,000
   8/31/1999           10,540                   10,513
   8/31/2000           11,173                   10,655
   8/31/2001           10,927                   10,674
   8/31/2002           10,060                    9,766
   8/31/2003           12,481                   12,392
   8/31/2004           14,512                   14,170
   8/31/2005           17,064                   15,449
   8/31/2006           18,436                   16,231



For the year ended August 31, 2006, the High Yield Bond Fund returned 8.16% compared to 5.06% for the Citigroup High Yield Market Index.

*The Citigroup High Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the United States or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
8.16%  11.03%       8.01%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       110 INTERNATIONAL SMALL CAP EQUITY - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Small Cap Equity Fund posted a return of 21.36% for the twelve-month period ending August 31, 2006, compared to a return of 19.42% for the Morgan Stanley Capital International Europe, Australasia, Far East Small Cap Index.

Sector, region, and country selection negatively impacted performance relative to the benchmark. However, the contribution to performance from security selection, the primary focus of the Fund's investment approach, outweighed all other effects, leading to overall excess performance relative to the benchmark.

From a country perspective, an underweight allocation in the United Kingdom negatively impacted performance. However, this underperformance was primarily the result of currency and stock selection. Positions in Premier Oil, Getmobile Europe and Rhm Plc were the most significant detractors from performance in the United Kingdom.

From a sector standpoint, an overweight position in Technology and underweight position in Materials detracted from performance, however, positive stock selection in Technology counter-balanced the negative sector effects. On an individual stock basis, Norwegian oil services provider, Aker Kvaerner, was the leading contributor to performance. Greek Bank of Piraeus delivered significant returns as well. In Japan, Toho Zinc was a solid contributor in the Materials sector.
                          GROWTH OF $10,000 INVESTMENT

                                     [CHART]

                     International
                       Small Cap      MSCI EAFE Small Cap
                      Equity Fund            Index*
                     -------------    -------------------
    9/21/1998          $10,000             $10,000
    8/31/1999           11,911              13,656
    8/31/2000           16,355              14,098
    8/31/2001           11,752              11,571
    8/31/2002           10,234              10,485
    8/31/2003           10,842              12,568
    8/31/2004           12,514              16,190
    8/31/2005           17,131              21,477
    8/31/2006           20,790              25,235







For the year ended August 31, 2006, the International Small Cap Equity returned 21.36% compared to 19.42% for the MSCI EAFE Small Cap Index.

*The Morgan Stanley Capital International Europe, Australasia, and the Far East
 Index ("MSCI EAFE") Small Cap Index is comprised of 40% of the full market capitalization of the eligible small cap universe with each industry group and each country in the MSCI EAFE Index.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
21.36% 12.09%       9.65%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

              LARGE CAP VALUE FUND - COMPARISON: FUND VS. INDEX       111

MANAGEMENT OVERVIEW

A discussion with SSgA Funds Management, Inc.

The Large Cap Value Fund posted a return of 12.98% for the twelve-month period ending August 31, 2006, compared to a return of 13.96% for the Russell 1000(R) Value Index.

While positions among Energy, Utilities and Healthcare stocks added value, there were losses within Materials, Consumer Staples and Telecommunications stocks. An overweight position in Kerr-McGee Corp. was the largest stock-level contributor for this time period. Additionally, an overweight position in Merck & Co. also contributed positively to performance.

A number of overweight positions detracted from the Fund's positive results. The maker of anti-virus software, McAfee Inc. served as one of the largest stock-level performance detractors. Other detractors included the US book retailer, Barnes & Noble Inc., Capital One Financial Corp., and AmeriCredit Corp.
                          GROWTH OF $10,000 INVESTMENT

                                     [CHART]

                     Large Cap          Russell 1000/R/
                     Value Fund          Value Index*
                     ----------          ------------
   9/21/1998          $10,000              $10,000
   8/31/1999           12,126               12,244
   8/31/2000           13,018               12,753
   8/31/2001           12,672               12,610
   8/31/2002           11,786               10,954
   8/31/2003           12,798               12,227
   8/31/2004           14,388               14,369
   8/31/2005           17,066               16,791
   8/31/2006           19,282               19,135



For the year ended August 31, 2006, the Large Cap Value Fund returned 12.98% as compared to 13.96% for the Russell 1000(R) Value Index.

*The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
12.98%  8.76%       8.62%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       112      MID CAP GROWTH FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with A I M Capital Management, Inc.

The Mid Cap Growth Fund posted a return of 7.80% for the twelve-month period ending August 31, 2006, compared to a return of 6.00% for the Russell MidCap(R) Growth Index.

The Fund outperformed relative to the benchmark in four sectors -- Consumer Staples, Telecom, Consumer Discretionary and Information Technology (IT). In the Consumer Staples sector, two holdings made significant contributions to Fund performance, Hansen Natural and Archer-Daniels-Midland. In the Telecommunication sector, the Fund benefited from both stock selection and a large overweight position. Several wireless holdings made key contributions to fund performance, including American Tower Corp, NII Holdings and Leap Wireless. Positive performance in the Consumer Discretionary sector was driven by strong stock selection and an underweight position, as many consumer-related stocks struggled during the reporting period. However, some holdings held up during this period, including Office Depot. Solid stock selection in the Technology sector also enhanced fund performance, software holdings that performed well included Red Hat Inc. and Citrix Systems. In the technology services area, Alliance Data Systems contributed to Fund performance.

The Fund underperformed relative to the benchmark in four sectors -- Healthcare, Energy, Financials and Utilities. Underperformance in the Healthcare, Energy and Financials sectors was driven largely by stock selection. In the Healthcare sector, two of the largest detractors from performance were holdings in Amerigroup and Lifepoint Hospitals. In the Energy sector, the largest detractor from performance was Aventine Renewable Energy. In the Financials sector, key detractors included real estate investment trust holdings Aames Investment and Friedman Billings Ramsey. Insurance holdings National Financial Partners and Endurance Specialty Holdings also detracted from Fund performance. Underperformance in the Utilities sector was driven largely by an underweight position, as this was one of the top performing sectors in the Russell MidCap(R) Growth Index during the reporting period.
                          GROWTH OF $10,000 INVESTMENT

                                     [CHART]

                        Mid Cap        Russell Midcap/R/
                      Growth Fund         Growth Index*
                      -----------      -----------------
 9/21/1998              $10,000             $10,000
 8/31/1999               11,636              13,692
 8/31/2000               17,017              22,891
 8/31/2001                9,020              12,580
 8/31/2002                6,460               9,639
 8/31/2003                8,293              12,568
 8/31/2004                8,642              13,506
 8/31/2005               10,999              17,078
 8/31/2006               11,857              18,102

For the year ended August 31, 2006, the Mid Cap Growth Fund returned 7.80% compared to 6.00% for the Russell Midcap(R) Growth Index.

*The Russell Midcap(R) Growth Index measures the performance of those mid cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell(R) 1000 Growth Index.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
7.80%   5.62%       2.17%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

               MID CAP VALUE FUND - COMPARISON: FUND VS. INDEX        113

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP.

The Mid Cap Value Fund posted a return of 10.74% for the twelve-month period ending August 31, 2006, compared to a return of 10.13% for the Russell 2500(R) Value Index.

A discussion with Wellington Management Company, LLP -- regarding their portion of the Fund ("the portfolio")

The portfolio's overall sector selection detracted from relative performance during the period. An overweight allocation to Consumer Discretionary, the worst performing sector during the period and an underweight allocation to Financials, specifically Real Estate, detracted from relative results. The portfolio benefited from overweight allocations to Materials and Information Technology and an underweight allocation to Utilities.

The portfolio's overall security selection was the driver of relative excess performance during the period. Stock selection was strong within Consumer Discretionary, Materials, and Information Technology. Consumer Discretionary holdings such as Office Depot and Ruby Tuesday contributed to relative results, as did avoidance of the Automobile and Component companies such as Delphi and Dana Corporation. Materials sector holdings Inco and Pactiv were among the strongest relative performing stocks in the portfolio. Inco was eliminated from the portfolio during the period. Additionally, Information Technology holdings Seagate Technology, Reynolds and Reynolds and LAM Research posted strong gains during the period. Seagate Technology was eliminated from the portfolio during the period. The largest relative detractors during the period were Impax Lab, Goodrich and R.H. Donnelley.

A discussion with FAF Advisors, Inc (formerly US Bancorp Asset Management) -- regarding their portion of the Fund ("the portfolio")

FAF Advisors, Inc. assumed management responsibilities for their portion of the portfolio on November 7, 2005.

Market conditions were generally favorable with small and mid cap value stocks advancing approximately 11.8% during the period. Leading sectors included Telecom Services, Materials, and Utilities, while Consumer Discretionary and Healthcare sectors lagged.

The portfolio underperformed the benchmark with regard to sector selection as the portfolio was underweight in the Telecom and Materials sectors which experienced strong relative performance during the period. Additionally, the portfolio was overweight in Household Durables within the Consumer Discretionary sector which underperformed during the period.

Stock selection was positive with strong relative returns within the Consumer Discretionary, Consumer Staples, Energy and Industrial areas. Stock selection was negative in the Financials, Healthcare, Technology and Materials sectors. Key stocks that had a positive impact on performance include energy company Kerr-McGee, specialty chemical manufacturer Engelhard-Corp, agricultural concern Archer-Daniels-Midland Co, mining equipment manufacturer Joy Global Inc and paint manufacturer Sherwin-Williams Co. Stocks that lagged during the period include homebuilder Pulte Homes Inc, chemical manufacturer Lyondell Chemical, health care supplies provider PerkinElmer Inc and tool manufacturer Black & Decker Corp. The portfolio's investment process continues to focus on selecting companies that exhibit improving fundamentals, that sell at attractive valuations and which exhibit a near term catalyst for improvement in investor perception.
                          Growth of $10,000 Investment

                                   [CHART]

                      Mid Cap        Russell 2500/R/
                    Value Fund        Value Index*
                    ----------       ---------------
 9/21/1998           $10,000            $10,000
 8/31/1999            13,560             11,202
 8/31/2000            17,534             12,633
 8/31/2001            18,365             14,481
 8/31/2002            16,502             13,934
 8/31/2003            19,865             16,911
 8/31/2004            22,818             20,275
 8/31/2005            28,107             25,346
 8/31/2006            31,127             27,913


For the year ended August 31, 2006, the Mid Cap Value Fund returned 10.74% compared to 10.13% for the Russell 2500(R) Value Index.

*The Russell 2500 Value Index measures the performance of those Russell 2500 companies (the 2500 smallest companies, by market capitalization in the Russell 3000 Index) with lower price-to-book ratios and lower forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
10.74% 11.13%       15.37%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       114 MODERATE GROWTH LIFESTYLE FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The equity and fixed income markets were positive in the year ending August 31, 2006, with the Dow Jones Wilshire 5000 Total Market, Morgan Stanley Capital International Europe, Australasia, Far East, and Lehman Brothers U.S. Aggregate Indices returning 8.76%, 24.28%, and 1.71% respectively. For the period, the Moderate Growth Lifestyle Fund returned 7.21% versus a return of 8.88% for the S&P 500(R) Index, the Fund's benchmark, and 8.86% for the Blended Index.

The domestic equity sub-funds had mixed results with the small, medium, and large cap value funds outperforming while their growth counterparts underperformed. The VC II International Small Cap Equities Fund started the year as the Fund's fourth largest holding and returned 19.06% thru the end of July when it was removed from the Fund. The VC I International Equities Fund, added at the beginning of 2006, is now the fourth largest holding in the Fund and has returned 11.74% since being added. The VC II Capital Appreciation Fund, the Fund's largest holding, was the worst performer for the year, returning 0.06%, nearly nine percent behind the Wilshire index. The VC II Core Bond Fund, the Fund's second largest holding, outperformed the Lehman Brothers U.S. Aggregate Index by 11 basis points, returning 1.82%.
                       Growth of $10,000 Investment

                                    [CHART]

            Moderate                        Dow Jones
             Growth    S & P             Wilshire 5000   MSCI    Lehman Brothers
            Lifestyle  500/R/   Blended  Total Market    EAFE     U.S. Aggregate
              Fund     Index*   Index**    Index***    Index****    Index*****
            ---------  -------  -------  ------------- ---------  --------------
9/21/1998   $10,000    $10,000  $10,000     $10,000     $10,000      $10,000
8/31/1999    12,039     13,057   12,075      12,986      13,213        9,958
8/31/2000    14,843     15,188   13,869      15,583      14,475       10,709
8/31/2001    12,748     11,484   11,773      11,601      10,950       12,033
8/31/2002    11,650      9,417   10,703       9,680       9,313       13,009
8/31/2003    13,029     10,553   11,907      11,118      10,161       13,576
8/31/2004    14,197     11,762   13,287      12,396      12,462       14,408
8/31/2005    16,593     13,238   15,078      14,365      15,400       15,006
8/31/2006    17,790     14,413   16,414      15,624      19,138       15,262

For the year ended August 31, 2006, the Moderate Growth Lifestyle Fund returned 7.21% compared to 8.88% for the S&P 500(R) Index and 8.86% for the Blended Index.

* The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The blended index of the Fund consists of a combination of the Dow Jones Wilshire 5000 Total Market Index ("Wilshire") (55%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("MSCI EAFE") (15%) Index, and Lehman Brothers U.S. Aggregate Index (30%).

*** Wilshire measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index.

****The Morgan Stanley Capital International, Europe, Australasia, and the Far
    East Index (MSCI EAFE Index) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

*****The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
7.21%   6.89%       7.52%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

              MONEY MARKET II FUND - COMPARISON: FUND VS. INDEX       115

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Money Market II Fund returned 4.09% for the twelve-month period ending August 31, 2006, compared to a return of 4.27% for the T-Bill 3 Month Index and 1.18% for the NYC 30 day CD Rate.*

The Federal Open Market Committee raised short-term interest rates by 25 basis points at each meeting this past year except for August. The last 25 basis point increase in June, the seventeenth consecutive increase brought their target rate to 5.25%. Throughout the period, policy makers described monetary policy as balanced, in an effort to contain long term inflation pressures.

Yields on the money market securities increased steadily throughout the period with 1-month CDs yielding approximately 5.29% at the end of the period, up from the 3.65% level at the start of the fiscal year.

  Average Annual Total Return
--------------------------------
1 Year 5 Years Since Inception**
--------------------------------
4.09%   1.82%        3.07%
--------------------------------

**Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

*The NYC 30 day CD Rate return is from September 1, 2005 through March 31, 2006 due to the NYC 30 day CD Rate return being inaccessible after March 31, 2006.

       116     SMALL CAP GROWTH FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with Franklin Advisers, Inc.

The Small Cap Growth Fund posted a return of 4.02% for the twelve-month period ending August 31, 2006, compared to a return of 6.00% for the Russell 2000(R) Growth Index.

The most significant contributors to performance relative to the benchmark came from investments in the Electronic Technology sector, where stock selection in the telecommunications equipment and electronic production equipment industries helped performance, as did an overweight allocation in semiconductors. Performance relative to the index was also positively impacted by an overweight position in Finance, where investments in regional banks and real estate development companies fared well. Stock selection in Energy Minerals, primarily oil and gas production companies, also aided the Fund's relative results.

The most significant detractor to the Fund's performance relative to the benchmark came from stock selection in the Health Technology sector, as investments in medical specialties and generic pharmaceuticals generally posted disappointing returns. Stock selection in the Retail Trade sector was also a hindrance to performance, as was an overweight position and poor stock selection in the Process Industries sector.
                          Growth of $10,000 Investment

                                   [CHART]

                      Small Cap         Russell 2000/R/
                     Growth Fund         Growth Index*
                     -----------        ---------------
    9/21/1998          $10,000             $10,000
    8/31/1999           13,831              13,072
    8/31/2000           23,362              18,181
    8/31/2001           12,512              11,828
    8/31/2002            8,661               8,750
    8/31/2003           11,353              11,804
    8/31/2004           11,938              12,203
    8/31/2005           14,267              15,072
    8/31/2006           14,841              15,976

For the year ended August 31, 2006, the Small Cap Growth Fund returned 4.02% compared to 6.00% for the Russell 2000(R) Growth Index.

*The Russell 2000(R) Growth Index measures the performance of those Russell
 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
4.02%   3.47%       5.10%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

              SMALL CAP VALUE FUND - COMPARISON: FUND VS. INDEX       117

MANAGEMENT OVERVIEW

A discussion with JPMorgan Investment Advisors, Inc.

The Small Cap Value Fund posted a return of 9.69% for the twelve-month period ending August 31, 2006, compared to a return of 12.72% for the Russell 2000(R) Value Index.

Stock selection in the Industrial Cyclical and Software & Services sectors detracted from performance, while the Health Services and Insurance sectors contributed to performance.

The largest detractor from performance was Teleflex Inc., a diversified manufacturer. Bisys Group, a financial services outsourcer, also detracted from performance. The largest contributor to performance was Terex Corp., a maker of construction and industrial equipment. Illumina Inc., manufacturer of tools used for genetic analysis also contributed to performance.
                          GROWTH OF $10,000 INVESTMENT

                                     [CHART]

                      Small Cap          Russell 2000/R/
                     Value Fund           Value Index*
                     ----------          ---------------
    9/21/1998          $10,000              $10,000
    8/31/1999           10,361               10,834
    8/31/2000           12,176               12,318
    8/31/2001           13,636               14,540
    8/31/2002           12,469               13,726
    8/31/2003           14,912               16,976
    8/31/2004           17,502               20,286
    8/31/2005           21,150               24,872
    8/31/2006           23,198               28,036



For the year ended August 31, 2006, the Small Cap Value Fund returned 9.69% compared to 12.72% for the Russell 2000(R) Value Index.

*The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
9.69%  11.21%       11.18%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       118   SOCIALLY RESPONSIBLE FUND - COMPARISON: FUND VS. INDEX

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Socially Responsible Fund posted a return of 10.16% for the twelve-month period ending August 31, 2006, compared to a return of 8.88% for the S&P 500(R) Index.

The Fund's excess performance was due to stock selection. One negative of the past year's performance was sector allocation. Over the past year the sectors that had the greatest impact on performance were Materials and Telecomm. Underweight allocations to the Materials and Telecomm sectors, stemming largely from the social mandate, reduced performance. Once again, stock selection was a positive contributor to performance, offsetting entirely the sector bias. Two holdings that were significant positive contributors to performance were Merck
(MRK) and Hewlett Packard (HPQ).
                          Growth of $10,000 Investment

                                  [CHART]

                     Socially            S & P 500/R/
                  Responsible Fund          Index*
                  ----------------       ------------
    9/21/1998         $10,000               $10,000
    8/31/1999          12,783                13,057
    8/31/2000          14,672                15,188
    8/31/2001          11,087                11,484
    8/31/2002           9,019                 9,417
    8/31/2003          10,153                10,553
    8/31/2004          11,138                11,762
    8/31/2005          12,346                13,238
    8/31/2006          13,601                14,413




For the year ended August 31, 2006, the Socially Responsible Fund returned 10.16% compared to 8.88% for the S&P 500(R) Index.

*The S&P 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in the index proportionate to its market value.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
10.16%  4.17%       3.95%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

              STRATEGIC BOND FUND - COMPARISON: FUND VS. INDEX        119

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Strategic Bond Fund posted a return of 5.75% for the twelve-month period ending August 31, 2006, compared to a return of 1.71% for the Lehman Brothers U.S. Aggregate Index.

Market conditions continued to play a role in the performance of the Fund versus its benchmark. The Fund's exposure to lower credit rated bonds provided a solid boost to performance. Lastly, a strong market environment enabled the Fund to seek higher yielding bonds in all asset classes, an excellent driver of returns for the year.

Sector selection played an important role in returns. Broadly speaking, Emerging Market Debt was the most significant contributor to yearly performance. U.S. High Yield Bonds were also a strong contributor as conditions in that asset class remained favorable. Exposure to the Mortgage-Backed Securities market also aided performance.

Specific security selection proved once again to be the primary driver of returns in the fund. Top performing securities included investments in Emerging Market Debt of Brazil, Argentina, Turkey, and Venezuela. In the high yield sector, investments in Calpine secured debt provided excellent returns. Underperforming securities included investments in Hospital Corporation of America (HCA), Republic of South Africa, Republic of Columbia, and Calpine unsecured debt.

Country selection had an impact on returns in both Emerging Markets and Non-Dollar Investment Grade sectors. South African, Japanese, and Columbian investments proved a negative drag on yearly returns, while Swedish, Canadian, and British investments provided a boost to returns.
                          Growth of $10,000 Investment

                                    [CHART]

                      Strategic            Lehman Brothers
                      Bond Fund          U.S. Aggregate Index*
                      ---------          ---------------------
    9/21/1998          $10,000                $10,000
    8/31/1999           10,409                  9,958
    8/31/2000           11,286                 10,709
    8/31/2001           11,951                 12,033
    8/31/2002           12,326                 13,009
    8/31/2003           14,511                 13,576
    8/31/2004           16,021                 14,408
    8/31/2005           17,873                 15,006
    8/31/2006           18,900                 15,262



For the year ended August 31, 2006, the Strategic Bond Fund returned 5.75% compared to 1.71% for the Lehman Brothers U.S. Aggregate Index.

*The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

  Average Annual Total Return
-------------------------------
1 Year 5 Years Since Inception*
-------------------------------
5.75%   9.60%       8.34%
-------------------------------

*Inception date of the Fund: September 21, 1998

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the Variable Annuity Contract or Qualified Retirement Plan for mortality and expense guarantees, administrative fees or surrender charges.

       120                      VALIC COMPANY II

BOARD OF TRUSTEES
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Norman Hackerman
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUBADVISERS
AIG Global Investment Corp.
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Haborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311-4992

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, Texas 77046

Bridgeway Capital Management, Inc.
5615 Kirby Dr., Suite 518
Houston, TX 77005

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

JPMorgan Investment Advisors, Inc.
1111 Polaris Parkway
Columbus, Ohio 43271-0211

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

Wellington Management Co., LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney Street, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER
SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Chief Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Chief Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Cynthia A. Gibbons,
Vice President, Chief Compliance Officer and Assistant Secretary
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Mark Matthes,
Assistant Secretary

 This report is for the information of the shareholders and variable contract owners investing in VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

 VALIC Company II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VALIC Company II's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company II uses to determine how to vote proxies related to securities held in the Fund's portfolios, which is available in VALIC Company II's Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

 Information regarding how VALIC Company II voted proxies relating to securities held in the VALIC Company II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on "AIG VALIC Online"
                        in the Login Section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.448.2542 .  View your account portfolio including values and AIG VALIC Online. .  View, download or print account and transaction confirmation statements
                        .  View current and historical fund performance and
                           unit values
                        .  View or download transaction history
                        .  View your financial advisor's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        .  Change your contact information such as telephone,
                           address or e-mail
                        .  Initiate account transactions including:
                        (greater than)Allocation changes
                        (greater than)Transfer money among investment options
                        (greater than)
                                      Rebalance account to your desired allocation mix
                        .  Loan modeling
                        .  Request forms for a variety of services
                        .  Ability to display information from other accounts
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click "AIG VALIC Online" in the Login Section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-448-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC'S toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC COMPANY II             PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 11288 VER 08/06

Item 2. Code of Ethics.

VALIC Company II ("the Registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instruction 2(b) of item 3 of Form N-CSR. Mr. Brown is considered an independent Trustee pursuant to paragraph (a) (2) of item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant's principal accountant were as follows:

                                                       2005           2006
                        Audit Fees                 $ 243,410       $267,750
                        Audit-Related Fees         $  64,295       $ 85,194
                        Tax Fees                   $  89,990       $ 60,730
                        All Other Fees             $       0       $      0

                Audit Fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

                (e)

                        (1) The Registrant's audit committee pre-approves all audit services provided by the Registrant's principal accountant for the Registrant and all non-audit services provided by the Registrant's principal accountant for the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Registrant.

                        (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                (f)     Not Applicable.

                (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Registrant for 2006 and 2005 were $2,322,603 and $890,253, respectively.

                (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Series's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940
                (17 CFR 270.30a-3(c)). Based on that evaluation, the Registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

        (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906. CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: November 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: November 8, 2006

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: November 8, 2006